UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Meredith S. Jackson, Esq.

Senior Vice President, General Counsel and Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1.	Reports to Shareholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David B. Lippman President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2022. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our Fund family. As of April 30, 2022, the TCW Funds held total assets of approximately $12.6 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2022 for the TCW Funds’ Equity Funds and the TCW Conservative Allocation Fund.

The U.S. Stock Market

U.S. stocks declined 9.6% (S&P 500 Total Return Index) during the period under review, as surging inflation forced the U.S. Fed to embark on a series of interest rate hikes as well as a reduction of its balance sheet assets (“quantitative tightening”). The equity market had surged to a record high in early January once it became clear that the COVID-19 Omicron variant was not as deadly as prior waves of the pandemic, and prospects for economic growth were boosted by continued healing of the labor market, with the unemployment rate falling below 4%. However, Russia’s late-February invasion of Ukraine prompted concerns about the potential for a wider military conflict as well as worries about the impact of soaring energy prices. At the same time, consumer inflation spiked to a 40-year high in March, with the headline consumer price index (CPI) gauge jumping 8.5% in March. The Fed finally raised its reference rate 25 basis points early that month, and Chair Powell made it clear that 50 basis point rate hikes might well be required in future meetings in order to rein in inflation and achieve a “soft landing,” but investors worried that a more aggressive series of interest rate hikes might push the U.S. economy into recession next year. To be sure, growth prospects dimmed across the globe with Europe facing the possibility of a recession this year given the Ukraine war, and China’s economy was set to slow in light of its continued draconian COVID-19 pandemic lockdowns. After bonds’ worst quarter in more than 40 years, the yield on the 10-Year U.S. Treasury Note continued to rise in April, spiking 60 basis points from 2.34% to 2.94%, as investors priced in the likelihood of the Fed hiking its reference rate to a “neutral” level of perhaps 3.25% over the next 12-18 months. As a result, a decidedly “risk-off” dynamic led to a sharp sell-off in the equity market that was led by longer-duration cash flow names in the technology-laden NASDAQ Index.

Looking forward, we note that the resilience of U.S. corporate earnings has been overshadowed by the major macroeconomic developments cited above. In 1Q22, with the vast majority of companies having reported, revenues are running at an impressive 13.7% year-over-year (YoY) growth rate, while earnings per share have advanced about 11.7% YoY (Credit Suisse, 5/13/22). While investors are certainly more focused on the prospect for forward earnings given the rising interest rate environment and the slower growth outlook, we have already witnessed a substantial de-rating of stock market valuation multiples, and any confirmation that inflation has peaked could assuage concerns about the pace of Fed rate hikes and quantitative tightening. To be sure, a policy error that pushed the U.S. economy into recession rather than achieved a “soft landing” would in general be very negative for stocks, but many companies and their equity prices could thrive in a slower growth environment characterized by elevated inflation in the 2-4% range, provided that they can avoid margin squeezes. Following the equity valuation multiple compression witnessed in the past few months, stocks are trading around 17 times forward earnings, which is still elevated but closer to the 15 times average of the past five decades. That said, we fully expect the stock market’s trajectory to be driven by macroeconomic data releases in the near-term and, as such, we expect the volatility as of late to continue.

1

Letter to Shareholders (Continued)

Fund Performance

Our equity fund performance during the period under review struggled in light of the sharp downturn in the stock market, with most funds lagging their respective benchmarks. Those funds having substantial technology exposure were the most adversely impacted, as pandemic-driven “stay-at-home” demand dissipated. Our value-oriented equity funds proved more resilient given their exposure to the energy and materials sectors, with the Relative Valued Dividend Appreciation Fund posting a slightly positive return relative to its benchmark. In the midst of the present heightened market volatility, we believe that our emphasis on rigorous bottom-up stock research will serve our fund participants well over the longer term, especially as a higher interest rate environment likely results in greater dispersion among stock returns. At present, a key focus of our research effort has been to identify those companies which possess pricing power and/or some capacity to manage input cost pressures, given our expectation for structurally higher inflation going forward. We believe that such focus will allow us to position our equity funds to achieve compelling long-term risk-adjusted returns for the benefit of our clients.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David Lippman

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

			Total Return Annualized as of April 30, 2022(1)
	NAV	Six Months Return as of April 30, 2022	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Artificial Intelligence Equity Fund
I Class	$17.36	(27.40)%	(19.08)%	N/A	N/A	13.63%		08/31/17
N Class	$17.30	(27.45)%	(19.18)%	N/A	N/A	13.54%		08/31/17

TCW Conservative Allocation Fund
I Class	$11.45	(9.87)%	(6.66)%	5.34%	5.32%	5.19%		11/16/06
N Class	$11.47	(10.02)%	(6.89)%	5.01%	4.89%	4.91%		11/16/06

TCW Global Real Estate Fund
I Class	$12.58	(11.18)%	(3.93)%	9.22%	N/A	6.78%		11/28/14
N Class	$12.56	(11.18)%	(4.03)%	9.09%	N/A	6.70%		11/28/14

TCW New America Premier Equities Fund
I Class	$23.40	(17.25)%	(9.16)%	16.70%	N/A	18.22%		01/29/16
N Class	$23.23	(17.38)%	(9.45)%	16.50%	N/A	18.06%		01/29/16

TCW Relative Value Dividend Appreciation Fund
I Class	$19.26	(3.67)%	1.80%	8.40%	10.27%	7.67%		10/29/04
N Class	$19.68	(3.73)%	1.59%	8.18%	10.01%	9.10	% (2)	09/19/86	(3)

TCW Relative Value Large Cap Fund
I Class	$13.16	(5.13)%	(0.98)%	7.78%	10.23%	7.79%		12/31/03
N Class	$13.11	(5.22)%	(1.19)%	7.57%	9.99%	6.71	% (2)	12/31/97	(3)

TCW Relative Value Mid Cap Fund
I Class	$24.27	(7.69)%	(5.39)%	7.31%	9.56%	9.96	% (4)	11/01/96	(3)
N Class	$23.48	(7.74)%	(5.47)%	7.20%	9.37%	7.85%		10/31/00

TCW Select Equities Fund
I Class	$29.06	(26.68)%	(15.18)%	15.40%	13.20%	10.70	% (4)	07/01/91	(3)
N Class	$24.68	(26.74)%	(15.34)%	15.16%	12.93%	7.63%		02/26/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(3)	Inception date of the predecessor entity.
(4)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

3

TCW Artificial Intelligence Equity Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Shares	Value

COMMON STOCK — 92.5% of Net Assets

Agricultural & Farm Machinery — 3.8%

Deere & Co.	780	$294,489

Enphase Energy, Inc. (1)	1,107	178,670

		473,159

Apparel, Accessories & Luxury Goods — 2.2%

Lululemon Athletica, Inc. (1)	766	271,647

Application Software — 10.7%

Adobe, Inc. (1)	817	323,491

Autodesk, Inc. (1)	567	107,322

Bill.Com Holdings, Inc. (1)	1,453	248,042

Confluent, Inc. (1)	6,316	197,312

Salesforce.com, Inc. (1)	1,244	218,869

Trade Desk, Inc. (The) (1)	4,210	248,053

		1,343,089

Automobile Manufacturers — 4.3%

Tesla Inc. (1)	627	545,966

Biotechnology — 0.4%

SpringWorks Therapeutics, Inc. (1)	1,168	50,119

Communications Equipment — 12.8%

Arista Networks, Inc. (1)	3,592	415,128

Cisco Systems, Inc.	7,592	371,856

Motorola Solutions, Inc.	1,048	223,947

Palo Alto Networks, Inc. (1)	1,054	591,589

		1,602,520

Data Processing & Outsourced Services — 3.6%

Mastercard, Inc.	881	320,138

Square, Inc. (1)	1,378	137,166

		457,304

Electronic Equipment & Instruments — 1.0%

Trimble, Inc. (1)	1,881	125,463

Internet & Direct Marketing Retail — 2.8%

Amazon.com, Inc. (1)	141	350,474

Internet Services & Infrastructure — 12.3%

Alphabet, Inc. (1)	313	714,326

Meta Platforms, Inc. (1)	1,466	293,889

Okta, Inc. (1)	1,516	180,874

Snowflake, Inc. (1)	1,378	236,244

ZoomInfo Technologies, Inc. (1)	2,341	110,963

		1,536,296

Semiconductor Equipment — 4.6%

ASML Holding NV (Netherlands)	592	333,752

Lam Research Corp.	534	248,716

		582,468

Issues	Shares	Value

Semiconductors — 11.6%

Intel Corp.	3,283	$143,106

Micron Technology, Inc. (1)	3,390	231,164

NVIDIA Corp.	2,331	432,330

NXP Semiconductors NV (Netherlands)	1,151	196,706

ON Semiconductor Corp. (1)	3,061	159,509

QUALCOMM, Inc.	2,074	289,717

		1,452,532

Specialized REITs — 3.8%

American Tower Corp.	920	221,738

SBA Communications Corp.	719	249,572

		471,310

Systems Software — 15.8%

Crowdstrike Holdings, Inc. (1)	2,243	445,819

Datadog, Inc. (1)	2,876	347,363

Microsoft Corp.	2,011	558,093

ServiceNow, Inc. (1)	801	382,958

Zscaler, Inc. (1)	1,210	245,315

		1,979,548

Technology Hardware, Storage & Peripherals — 2.8%

Apple, Inc.	2,227	351,086

Total Common Stock

(Cost: $9,843,592)		11,592,981

MONEY MARKET INVESTMENTS — 8.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (2)	1,104,250	1,104,250

Total Money Market Investments
(Cost: $1,104,250)		1,104,250

Total Investments (101.3%)

(Cost: $10,947,842)		12,697,231

Liabilities in Excess of Other Assets (-1.3%)		(161,902)

Net Assets (100.0%)		$12,535,329

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2022.

See accompanying Notes to Financial Statements.

4

TCW Artificial Intelligence Equity Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Agricultural & Farm Machinery	3.8%
Apparel, Accessories & Luxury Goods	2.2
Application Software	10.7
Automobile Manufacturers	4.3
Biotechnology	0.4
Communications Equipment	12.8
Data Processing & Outsourced Services	3.6
Electronic Equipment & Instruments	1.0
Internet & Direct Marketing Retail	2.8
Internet Services & Infrastructure	12.3
Semiconductor Equipment	4.6
Semiconductors	11.6
Specialized REITs	3.8
Systems Software	15.8
Technology Hardware, Storage & Peripherals	2.8
Money Market Investments	8.8

Total	101.3%

See accompanying Notes to Financial Statements.

5

TCW Artificial Intelligence Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Agricultural & Farm Machinery	$473,159	$—	$—	$473,159
Apparel, Accessories & Luxury Goods	271,647	—	—	271,647
Application Software	1,343,089	—	—	1,343,089
Automobile Manufacturers	545,966	—	—	545,966
Biotechnology	50,119	—	—	50,119
Communications Equipment	1,602,520	—	—	1,602,520
Data Processing & Outsourced Services	457,304	—	—	457,304
Electronic Equipment & Instruments	125,463	—	—	125,463
Internet & Direct Marketing Retail	350,474	—	—	350,474
Internet Services & Infrastructure	1,536,296	—	—	1,536,296
Semiconductor Equipment	582,468	—	—	582,468
Semiconductors	1,452,532	—	—	1,452,532
Specialized REITs	471,310	—	—	471,310
Systems Software	1,979,548	—	—	1,979,548
Technology Hardware, Storage & Peripherals	351,086	—	—	351,086

Total Common Stock	11,592,981	—	—	11,592,981

Money Market Investments	1,104,250	—	—	1,104,250

Total Investments	$12,697,231	$—	$—	$12,697,231

See accompanying Notes to Financial Statements.

6

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Shares	Value

EXCHANGE-TRADED FUNDS — 3.4% of Net Assets

iShares Gold Trust (1)	9,725	$350,489

iShares MSCI EAFE Index Fund	10,410	714,542

Total Exchange-traded Funds

(Cost: $1,028,642)		1,065,031

INVESTMENT COMPANIES — 95.8%

Diversified Equity Funds — 34.5%

TCW Artificial Intelligence Equity Fund — I Class (2)	16,847	292,628

TCW Global Real Estate Fund — I Class (2)	125,782	1,582,341

TCW New America Premier Equities Fund — I Class (2)	86,571	2,024,903

TCW Relative Value Large Cap Fund — I Class (2)	264,004	3,474,290

TCW Relative Value Mid Cap Fund — I Class (2)	36,212	878,857

TCW Select Equities Fund — I Class (2)	85,180	2,475,325

		10,728,344

Diversified Fixed Income Funds — 61.3%

Metropolitan West High Yield Bond Fund — I Class (2)	32,899	317,475

Metropolitan West Low Duration Bond Fund — I Class (2)	414,989	3,514,959

Metropolitan West Total Return Bond Fund — I Class (2)	390,277	3,805,197

Metropolitan West Unconstrained Bond Fund — I Class (2)	530,561	5,793,726

Issues	Shares	Value

Diversified Fixed Income Funds (Continued)

TCW Emerging Markets Income Fund — I Class (2)	62,750	$415,403

TCW Enhanced Commodity Strategy Fund — I Class (2)	118,302	882,536

TCW Global Bond Fund — I Class (2)	72,765	646,154

TCW Total Return Bond Fund — I Class (2)	405,157	3,658,568

		19,034,018

Total Investment Companies

(Cost: $28,507,110)		29,762,362

MONEY MARKET INVESTMENTS — 0.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (3)	57,441	57,441

Total Money Market Investments

(Cost: $57,441)		57,441

Total Investments (99.4%)

(Cost: $29,593,193)		30,884,834

Excess of Other Assets over Liabilities (0.6%)		178,577

Net Assets (100.0%)		$31,063,411

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Affiliated issuer.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2022.

See accompanying Notes to Financial Statements.

7

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2022 is as follows:

Name of Affiliated Fund	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2022	Value at April 30, 2022	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
Metropolitan West High Yield Bond Fund—I Class
	$364,123	$13,082	$25,839	32,899	$317,475	$7,482	$—	$(292)	$(33,599)
Metropolitan West Low Duration Bond Fund—I Class
	3,882,060	82,591	278,894	414,989	3,514,959	22,930	—	(6,248)	(164,550)
Metropolitan West Total Return Bond Fund—I Class
	4,151,099	386,862	291,978	390,277	3,805,197	32,335	1,039	(21,126)	(419,660)
Metropolitan West Unconstrained Bond Fund—I Class
	6,522,352	270,005	465,887	530,561	5,793,726	96,452	73,306	(18,336)	(514,408)
TCW Artificial Intelligence Fund—I Class
	427,681	24,998	28,443	16,847	292,628	—	18,136	(1,447)	(130,161)
TCW Emerging Markets Income Fund—I Class
	327,872	197,579	33,612	62,750	415,403	9,841	—	(2,548)	(73,888)
TCW Enhanced Commodity Strategy Fund—I Class
	909,113	58,495	234,809	118,302	882,536	44,597	—	16,737	133,000
TCW Global Bond Fund—I Class
	778,031	19,592	54,602	72,765	646,154	6,367	—	(3,844)	(93,023)
TCW Global Real Estate Fund—I Class
	1,889,665	188,106	132,945	125,782	1,582,341	55,537	103,053	(1,602)	(360,883)
TCW New America Premier Equities Fund—I Class
	3,024,172	392,400	553,531	86,571	2,024,903	—	345,481	65,868	(904,006)
TCW Relative Value Large Cap Fund—I Class
	3,840,642	538,367	411,472	264,004	3,474,290	47,527	262,523	(4,915)	(488,332)
TCW Relative Value Mid Cap Fund—I Class
	1,009,693	132,486	74,310	36,212	878,857	5,650	110,727	(268)	(188,744)
TCW Select Equities Fund—I Class
	3,474,300	803,654	432,892	85,180	2,475,325	—	411,123	(91,223)	(1,278,514)
TCW Total Return Bond Fund—I Class
	4,079,515	304,135	287,928	405,157	3,658,568	41,458	—	(19,739)	(417,415)

Total					$29,762,362	$370,176	$1,325,388	$(88,983)	$(4,934,183)

See accompanying Notes to Financial Statements.

8

TCW Conservative Allocation Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Diversified Fixed Income Funds	61.3%
Diversified Equity Funds	34.5
Exchange-Traded Funds	3.4
Money Market Investments	0.2

Total	99.4%

See accompanying Notes to Financial Statements.

9

TCW Conservative Allocation Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$1,065,031	$—	$—	$1,065,031
Investment Companies	29,762,362	—	—	29,762,362
Money Market Investments	57,441	—	—	57,441

Total Investments	$30,884,834	$—	$—	$30,884,834

See accompanying Notes to Financial Statements.

10

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Shares	Value

COMMON STOCK — 93.7% of Net Assets

Australia — 3.6% (Cost: $1,676,693)

Goodman Group	102,298	$1,712,517

Canada — 7.8%

BSR Real Estate Investment Trust	21,400	416,444

Killam Apartment Real Estate Investment Trust	94,746	1,498,233

Morguard Corp.	8,865	875,367

Morguard North American Residential Real Estate Investment Trust	62,472	901,849

Total Canada

(Cost: $3,799,236)		3,691,893

China — 1.2% (Cost: $612,474)

China Resources Land, Ltd.	130,000	580,671

Japan — 5.6%

Mitsubishi Estate Co., Ltd.	40,100	585,089

Mitsui Fudosan Co., Ltd.	35,200	747,257

Nippon Prologis REIT, Inc.	468	1,297,465

Total Japan

(Cost: $2,817,194)		2,629,811

Singapore — 1.7% (Cost: $762,870)

Capitaland Investment Ltd (1)	257,300	781,343

Spain — 4.9% (Cost: $2,361,080)

Cellnex Telecom SA	49,628	2,313,175

United Kingdom — 9.4%

IHS Holding, Ltd. (1)	178,249	1,871,615

Segro PLC	109,489	1,830,234

Tritax Big Box REIT PLC	235,787	718,663

Total United Kingdom

(Cost: $4,404,045)		4,420,512

United States — 59.5%

Alexandria Real Estate Equities, Inc.	4,443	809,337

American Tower Corp.	11,620	2,800,652

Apartment Investment and Management Co. (1)	425,189	2,678,691

AvalonBay Communities, Inc.	5,556	1,263,879

Boston Properties, Inc.	7,948	934,685

BrightSpire Capital, Inc.	94,970	807,245

Issues	Shares	Value

United States (Continued)

Brixmor Property Group, Inc.	64,568	$1,638,736

Chatham Lodging Trust (1)	54,811	787,086

Equinix, Inc.	2,616	1,881,113

Gaming and Leisure Properties, Inc.	26,976	1,197,195

Invitation Homes, Inc.	37,270	1,484,091

Kimco Realty Corp.	48,415	1,226,352

Kite Realty Group Trust	43,711	974,755

New Residential Investment Corp.	138,929	1,444,862

Pebblebrook Hotel Trust	39,215	957,630

Prologis, Inc.	9,235	1,480,278

Public Storage	1,803	669,814

Rexford Industrial Realty, Inc.	12,869	1,004,297

Terreno Realty Corp.	11,858	862,669

VICI Properties, Inc.	82,400	2,456,340

Welltower, Inc.	7,765	705,140

Total United States

(Cost: $28,134,547)		28,064,847

Total Common Stock

(Cost: $44,568,139)		44,194,769

CLOSED-END FUND — 3.7%

United States — 3.7%

NexPoint Diversified Real Estate Trust	111,342	1,765,884

Total Closed-end Fund

(Cost: $1,681,656)		1,765,884

MONEY MARKET INVESTMENTS — 5.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (2)	2,367,942	2,367,942

Total Money Market Investments

(Cost: $2,367,942)		2,367,942

Total Purchased Options (3) (0.4%)

(Cost: $118,132)		202,500

Total Investments (102.8%)

(Cost: $48,735,869)		48,531,095

Liabilities in Excess of Other Assets (-2.8%)		(1,339,075)

Net Assets (100.0%)		$47,192,020

See accompanying Notes to Financial Statements.

11

TCW Global Real Estate Fund

Schedule of Investments (Unaudited) (Continued)

Purchased Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Vornado Realty Trust	45.00	9/16/22	250	$993,250	$202,500	$118,132	$84,368

Written Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
Vornado Realty Trust	35.00	9/16/22	(250)	$(993,250)	$(55,625)	$(30,618)	$(25,007)

Notes to the Schedule of Investments:

REIT	Real Estate Investment Trust.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(3)	See options table for description of purchased options.

See accompanying Notes to Financial Statements.

12

TCW Global Real Estate Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Diversified Real Estate Activities	12.3%
Health Care REITs	1.5
Hotel & Resort REITs	3.7
Industrial REITs	18.8
Mortgage REITs	4.8
Office REITs	3.7
Real Estate Development	1.2
Real Estate Operating Companies	1.7
Residential REITs	17.6
Retail REITs	8.2
Specialized REITs	19.0
Wireless Telecommunication Services	4.9
Purchased Options	0.4
Money Market Investments	5.0

Total	102.8%

See accompanying Notes to Financial Statements.

13

TCW Global Real Estate Fund

Investments by Country (Unaudited)	April 30, 2022

Country	Percentage of Net Assets
Australia	3.6%
Canada	7.8
China	1.2
Japan	5.6
Singapore	1.7
Spain	4.9
United Kingdom	9.4
United States	68.6

Total	102.8%

See accompanying Notes to Financial Statements.

14

TCW Global Real Estate Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Diversified Real Estate Activities	$2,746,982	$1,332,346	$—	$4,079,328
Health Care REITs	705,140	—	—	705,140
Hotel & Resort REITs	1,744,716	—	—	1,744,716
Industrial REITs	3,347,244	5,558,879	—	8,906,123
Mortgage REITs	2,252,107	—	—	2,252,107
Office REITs	1,744,022	—	—	1,744,022
Real Estate Development	—	580,671	—	580,671
Real Estate Operating Companies	—	781,343	—	781,343
Residential REITs	8,243,187	—	—	8,243,187
Retail REITs	3,839,843	—	—	3,839,843
Specialized REITs	9,005,114	—	—	9,005,114
Wireless Telecommunication Services	—	2,313,175	—	2,313,175

Total Common Stock	33,628,355	10,566,414	—	44,194,769

Closed-end Fund	1,765,884	—	—	1,765,884
Money Market Investments	2,367,942	—	—	2,367,942
Purchased Options	202,500	—	—	202,500

Total Investments	$37,964,681	$10,566,414	$—	$48,531,095

Liability Derivatives
Written Options
Equity Risk	$(55,625)	$—	$—	$(55,625)

Total	$(55,625)	$—	$—	$(55,625)

See accompanying Notes to Financial Statements.

15

TCW New America Premier Equities Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 98.2% of Net Assets

Aerospace & Defense — 5.4%

HEICO Corp.	64,681	$9,134,898

Application Software — 15.3%

Constellation Software, Inc.	14,551	23,019,624

Trade Desk, Inc. (The) (1)	53,419	3,147,447

		26,167,071

Data Processing & Outsourced Services — 5.5%

Fiserv, Inc. (1)	38,587	3,778,439

Visa, Inc.	26,214	5,586,990

		9,365,429

Electrical Equipment — 3.3%

AMETEK, Inc.	44,002	5,555,693

Electronic Equipment & Instruments — 1.0%

Teledyne Technologies, Inc. (1)	3,954	1,706,349

Environmental & Facilities Services — 6.0%

Waste Connections, Inc. (Canada)	74,704	10,306,911

Financial Exchanges & Data — 18.3%

FactSet Research Systems, Inc.	20,679	8,343,770

Morningstar, Inc.	40,471	10,248,471

MSCI, Inc.	9,097	3,832,111

S&P Global, Inc.	23,392	8,807,088

		31,231,440

Food Retail — 3.3%

Alimentation Couche-Tard, Inc.	124,948	5,591,155

Health Care Equipment — 5.6%

Baxter International, Inc.	51,703	3,674,015

Danaher Corp.	23,239	5,836,010

		9,510,025

Household Products — 2.0%

Church & Dwight Co., Inc.	35,575	3,470,697

Issues	Shares	Value

Industrial Conglomerates — 3.9%

Roper Technologies, Inc.	14,118	$6,634,331

Internet Services & Infrastructure — 1.7%

Dye & Durham, Ltd.	173,821	2,884,663

Life Sciences Tools & Services — 5.2%

Agilent Technologies, Inc.	25,815	3,078,955

Mettler-Toledo International, Inc. (1)	4,508	5,759,105

		8,838,060

Multi-Sector Holdings — 3.6%

Berkshire Hathaway, Inc. — Class B (1)	19,201	6,198,659

Semiconductors — 3.4%

Broadcom, Inc.	10,527	5,836,064

Soft Drinks — 2.7%

PepsiCo, Inc.	27,155	4,662,785

Systems Software — 10.9%

Microsoft Corp.	46,748	12,973,505

Oracle Corp.	75,443	5,537,516

		18,511,021

Trading Companies & Distributors — 1.1%

Fastenal Co.	32,569	1,801,391

Total Common Stock

(Cost: $122,150,074)		167,406,642

Total Investments (98.2%)

(Cost: $122,150,074)		167,406,642

Excess of Other Assets over Liabilities (1.8%)		3,126,296

Net Assets (100.0%)		$170,532,938

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying Notes to Financial Statements.

16

TCW New America Premier Equities Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	5.4%
Application Software	15.3
Data Processing & Outsourced Services	5.5
Electrical Equipment	3.3
Electronic Equipment & Instruments	1.0
Environmental & Facilities Services	6.0
Financial Exchanges & Data	18.3
Food Retail	3.3
Health Care Equipment	5.6
Household Products	2.0
Industrial Conglomerates	3.9
Internet Services & Infrastructure	1.7
Life Sciences Tools & Services	5.2
Multi-Sector Holdings	3.6
Semiconductors	3.4
Soft Drinks	2.7
Systems Software	10.9
Trading Companies & Distributors	1.1

Total	98.2%

See accompanying Notes to Financial Statements.

17

TCW New America Premier Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$9,134,898	$—	$—	$9,134,898
Application Software	26,167,071	—	—	26,167,071
Data Processing & Outsourced Services	9,365,429	—	—	9,365,429
Electrical Equipment	5,555,693	—	—	5,555,693
Electronic Equipment & Instruments	1,706,349	—	—	1,706,349
Environmental & Facilities Services	10,306,911	—	—	10,306,911
Financial Exchanges & Data	31,231,440	—	—	31,231,440
Food Retail	5,591,155	—	—	5,591,155
Health Care Equipment	9,510,025	—	—	9,510,025
Household Products	3,470,697	—	—	3,470,697
Industrial Conglomerates	6,634,331	—	—	6,634,331
Internet Services & Infrastructure	2,884,663	—	—	2,884,663
Life Sciences Tools & Services	8,838,060	—	—	8,838,060
Multi-Sector Holdings	6,198,659	—	—	6,198,659
Semiconductors	5,836,064	—	—	5,836,064
Soft Drinks	4,662,785	—	—	4,662,785
Systems Software	18,511,021	—	—	18,511,021
Trading Companies & Distributors	1,801,391	—	—	1,801,391

Total Common Stock	167,406,642	—	—	167,406,642

Total Investments	$167,406,642	$—	$—	$167,406,642

See accompanying Notes to Financial Statements.

18

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Shares	Value

COMMON STOCK — 99.8% of Net Assets

Aerospace & Defense — 1.3%

Textron, Inc.	49,950	$3,459,038

Air Freight & Logistics — 3.5%

United Parcel Service, Inc. — Class B	49,775	8,958,504

Auto Components — 1.1%

BorgWarner, Inc.	75,185	2,769,064

Banks — 6.7%

Citigroup, Inc.	42,215	2,035,185

JPMorgan Chase & Co.	61,660	7,359,738

Wells Fargo & Co.	178,808	7,801,393

		17,196,316

Beverages — 2.8%

PepsiCo, Inc.	42,700	7,332,017

Biotechnology — 5.7%

AbbVie, Inc.	48,347	7,101,207

Amgen, Inc.	9,412	2,194,784

Gilead Sciences, Inc.	90,969	5,398,101

		14,694,092

Building Products — 5.1%

Carlisle Cos., Inc.	15,080	3,911,149

Johnson Controls International PLC (Ireland)	153,575	9,194,535

		13,105,684

Capital Markets — 7.6%

Ameriprise Financial, Inc.	24,375	6,471,319

Blackstone, Inc.	22,400	2,275,168

Intercontinental Exchange, Inc.	49,326	5,712,444

Morgan Stanley	62,800	5,061,052

		19,519,983

Chemicals — 4.0%

Corteva, Inc.	45,344	2,615,895

DuPont de Nemours, Inc.	71,148	4,690,788

International Flavors & Fragrances, Inc.	24,550	2,977,915

		10,284,598

Diversified Telecommunication Services — 1.4%

AT&T, Inc.	190,032	3,584,004

Electrical Equipment — 2.2%

nVent Electric PLC (Ireland)	169,612	5,729,493

Electronic Equipment, Instruments & Components — 1.2%

Corning, Inc.	85,494	3,008,534

Energy Equipment & Services — 3.6%

Baker Hughes Co.	301,020	9,337,640

Entertainment — 0.5%

Warner Bros Discovery, Inc. (1)	65,543	1,189,605

Issues	Shares	Value

Equity Real Estate — 2.6%

Cousins Properties, Inc.	62,100	$2,229,390

Simon Property Group, Inc.	38,276	4,516,568

		6,745,958

Food Products — 1.2%

Conagra Brands, Inc.	88,295	3,084,144

Health Care Equipment & Supplies — 1.3%

Medtronic PLC (Ireland)	31,580	3,295,689

Health Care Providers & Services — 7.4%

Anthem, Inc.	14,919	7,488,294

McKesson Corp.	37,015	11,460,214

		18,948,508

Hotels, Restaurants & Leisure — 1.1%

Darden Restaurants, Inc.	21,494	2,831,405

Household Durables — 2.6%

Lennar Corp.	86,525	6,618,297

Independent Power and Renewable Electricity Producers — 2.5%

AES Corp. (The)	321,410	6,563,192

Industrial Conglomerates — 2.5%

General Electric Co.	85,850	6,400,118

Insurance — 4.2%

MetLife, Inc.	163,356	10,729,222

IT Services — 3.1%

International Business Machines Corp.	60,721	8,027,923

Media — 4.0%

Comcast Corp.	106,200	4,222,512

Fox Corp.	168,827	6,050,760

		10,273,272

Metals & Mining — 1.2%

Freeport-McMoRan, Inc.	78,973	3,202,355

Multiline Retail — 2.6%

Target Corp.	28,799	6,584,891

Oil, Gas & Consumable Fuels — 5.5%

Chevron Corp.	50,440	7,902,435

Exxon Mobil Corp.	72,884	6,213,361

		14,115,796

Pharmaceuticals — 4.1%

Johnson & Johnson	23,922	4,316,964

Novartis AG (SP ADR) (Switzerland)	70,200	6,179,706

		10,496,670

Semiconductors & Semiconductor Equipment — 3.4%

Broadcom, Inc.	15,581	8,637,951

See accompanying Notes to Financial Statements.

19

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Specialty Retail — 1.2%

Dick’s Sporting Goods, Inc.	32,653	$3,148,402

Technology Hardware, Storage & Peripherals — 2.6%

HP, Inc.	88,913	3,256,883

Seagate Technology Holdings PLC	41,271	3,385,873

		6,642,756

Total Common Stock

(Cost: $175,489,103)		256,515,121

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (2)	785,965	785,965

Total Money Market Investments

(Cost: $785,965)		785,965

Total Investments (100.1%)

(Cost: $176,275,068)		257,301,086

Liabilities in Excess of Other Assets (-0.1%)		(298,503)

Net Assets (100.0%)		$257,002,583

Notes to the Schedule of Investments:

SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2022.

See accompanying Notes to Financial Statements.

20

TCW Relative Value Dividend Appreciation Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	1.3%
Air Freight & Logistics	3.5
Auto Components	1.1
Banks	6.7
Beverages	2.8
Biotechnology	5.7
Building Products	5.1
Capital Markets	7.6
Chemicals	4.0
Diversified Telecommunication Services	1.4
Electrical Equipment	2.2
Electronic Equipment, Instruments & Components	1.2
Energy Equipment & Services	3.6
Entertainment	0.5
Equity Real Estate	2.6
Food Products	1.2
Health Care Equipment & Supplies	1.3
Health Care Providers & Services	7.4
Hotels, Restaurants & Leisure	1.1
Household Durables	2.6
Independent Power and Renewable Electricity Producers	2.5
Industrial Conglomerates	2.5
Insurance	4.2
IT Services	3.1
Media	4.0
Metals & Mining	1.2
Multiline Retail	2.6
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	4.1
Semiconductors & Semiconductor Equipment	3.4
Specialty Retail	1.2
Technology Hardware, Storage & Peripherals	2.6
Money Market Investments	0.3

Total	100.1%

See accompanying Notes to Financial Statements.

21

TCW Relative Value Dividend Appreciation Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,459,038	$—	$—	$3,459,038
Air Freight & Logistics	8,958,504	—	—	8,958,504
Auto Components	2,769,064	—	—	2,769,064
Banks	17,196,316	—	—	17,196,316
Beverages	7,332,017	—	—	7,332,017
Biotechnology	14,694,092	—	—	14,694,092
Building Products	13,105,684	—	—	13,105,684
Capital Markets	19,519,983	—	—	19,519,983
Chemicals	10,284,598	—	—	10,284,598
Diversified Telecommunication Services	3,584,004	—	—	3,584,004
Electrical Equipment	5,729,493	—	—	5,729,493
Electronic Equipment, Instruments & Components	3,008,534	—	—	3,008,534
Energy Equipment & Services	9,337,640	—	—	9,337,640
Entertainment	1,189,605	—	—	1,189,605
Equity Real Estate	6,745,958	—	—	6,745,958
Food Products	3,084,144	—	—	3,084,144
Health Care Equipment & Supplies	3,295,689	—	—	3,295,689
Health Care Providers & Services	18,948,508	—	—	18,948,508
Hotels, Restaurants & Leisure	2,831,405	—	—	2,831,405
Household Durables	6,618,297	—	—	6,618,297
IT Services	8,027,923	—	—	8,027,923
Independent Power and Renewable Electricity Producers	6,563,192	—	—	6,563,192
Industrial Conglomerates	6,400,118	—	—	6,400,118
Insurance	10,729,222	—	—	10,729,222
Media	10,273,272	—	—	10,273,272
Metals & Mining	3,202,355	—	—	3,202,355
Multiline Retail	6,584,891	—	—	6,584,891
Oil, Gas & Consumable Fuels	14,115,796	—	—	14,115,796
Pharmaceuticals	10,496,670	—	—	10,496,670
Semiconductors & Semiconductor Equipment	8,637,951	—	—	8,637,951
Specialty Retail	3,148,402	—	—	3,148,402
Technology Hardware, Storage & Peripherals	6,642,756	—	—	6,642,756

Total Common Stock	256,515,121	—	—	256,515,121

Money Market Investments	785,965	—	—	785,965

Total Investments	$257,301,086	$—	$—	$257,301,086

See accompanying Notes to Financial Statements.

22

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Shares	Value

COMMON STOCK — 100.0% of Net Assets

Aerospace & Defense — 2.7%

Textron, Inc.	44,309	$3,068,398

Air Freight & Logistics — 2.6%

United Parcel Service, Inc. — Class B	16,323	2,937,813

Banks — 6.3%

Citigroup, Inc.	24,083	1,161,041

JPMorgan Chase & Co.	28,579	3,411,190

Signature Bank	10,916	2,644,401

		7,216,632

Beverages — 2.2%

PepsiCo, Inc.	14,640	2,513,834

Biotechnology — 5.1%

AbbVie, Inc.	19,339	2,840,512

Amgen, Inc.	5,418	1,263,424

Gilead Sciences, Inc.	28,159	1,670,955

		5,774,891

Building Products — 3.2%

Johnson Controls International PLC (Ireland)	61,482	3,680,927

Capital Markets — 7.6%

Ameriprise Financial, Inc.	10,068	2,672,954

Blackstone, Inc.	6,409	650,962

Intercontinental Exchange, Inc.	29,252	3,387,674

Morgan Stanley	24,500	1,974,455

		8,686,045

Chemicals — 2.5%

DuPont de Nemours, Inc.	27,506	1,813,471

International Flavors & Fragrances, Inc.	8,275	1,003,757

		2,817,228

Communications Equipment — 1.5%

Juniper Networks, Inc.	55,898	1,761,905

Diversified Financial Services — 1.0%

Apollo Global Management, Inc.	23,218	1,155,328

Diversified Telecommunication Services — 1.4%

AT&T, Inc.	83,697	1,578,525

Electronic Equipment, Instruments & Components — 3.0%

Corning, Inc.	39,882	1,403,448

Flex Ltd. (1)	120,147	1,981,224

		3,384,672

Energy Equipment & Services — 2.7%

Baker Hughes Co.	98,364	3,051,251

Entertainment — 1.3%

Warner Bros Discovery, Inc. (1)	84,224	1,528,666

Issues	Shares	Value

Equity Real Estate — 1.6%

Weyerhaeuser Co.	43,857	$1,807,785

Food Products — 1.6%

Conagra Brands, Inc.	51,559	1,800,956

Health Care Equipment & Supplies — 1.1%

Medtronic PLC (Ireland)	11,953	1,247,415

Health Care Providers & Services — 11.3%

Centene Corp. (1)	50,807	4,092,504

McKesson Corp.	14,104	4,366,739

Molina Healthcare, Inc. (1)	14,088	4,415,884

		12,875,127

Hotels, Restaurants & Leisure — 2.1%

Darden Restaurants, Inc.	18,460	2,431,736

Household Durables — 3.0%

Lennar Corp.	45,117	3,450,999

Independent Power and Renewable Electricity Producers — 2.0%

AES Corp. (The)	114,500	2,338,090

Industrial Conglomerates — 2.0%

General Electric Co.	30,141	2,247,012

Insurance — 2.9%

MetLife, Inc.	50,913	3,343,966

Interactive Media & Services — 0.3%

Meta Platforms, Inc. (1)	1,646	329,974

IT Services — 4.2%

Fiserv, Inc. (1)	21,932	2,147,581

International Business Machines Corp.	19,707	2,605,463

		4,753,044

Media — 5.8%

Comcast Corp.	67,075	2,666,902

Fox Corp.	58,152	2,084,168

Paramount Global — Class B	65,991	1,921,658

		6,672,728

Metals & Mining — 2.3%

Freeport-McMoRan, Inc. (1)	65,460	2,654,403

Multiline Retail — 2.5%

Target Corp.	12,405	2,836,403

Oil, Gas & Consumable Fuels — 4.3%

Chevron Corp.	13,137	2,058,174

Exxon Mobil Corp.	32,948	2,808,817

		4,866,991

Real Estate Management & Development — 1.5%

Jones Lang LaSalle, Inc. (1)	7,766	1,698,657

See accompanying Notes to Financial Statements.

23

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 5.6%

Broadcom, Inc.	5,994	$3,323,014

ON Semiconductor Corp. (1)	57,860	3,015,084

		6,338,098

Specialty Retail — 1.4%

Dick’s Sporting Goods, Inc.	16,612	1,601,729

Technology Hardware, Storage & Peripherals — 1.4%

HP, Inc.	43,900	1,608,057

Total Common Stock

(Cost: $68,904,154)		114,059,285

MONEY MARKET INVESTMENTS — 0.3%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (2)	320,770	320,770

Total Money Market Investments

(Cost: $320,770)		320,770

Total Investments (100.3%)

(Cost: $69,224,924)		114,380,055

Liabilities In Excess Of Other Assets (-0.3%)		(380,536)

Net Assets (100.0%)		$113,999,519

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2022.

See accompanying Notes to Financial Statements.

24

TCW Relative Value Large Cap Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	2.7%
Air Freight & Logistics	2.6
Banks	6.3
Beverages	2.2
Biotechnology	5.1
Building Products	3.2
Capital Markets	7.6
Chemicals	2.5
Communications Equipment	1.5
Diversified Financial Services	1.0
Diversified Telecommunication Services	1.4
Electronic Equipment, Instruments & Components	3.0
Energy Equipment & Services	2.7
Entertainment	1.3
Equity Real Estate	1.6
Food Products	1.6
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	11.3
Hotels, Restaurants & Leisure	2.1
Household Durables	3.0
Independent Power and Renewable Electricity Producers	2.0
Industrial Conglomerates	2.0
Insurance	2.9
Interactive Media & Services	0.3
Media	5.8
IT Services	4.2
Metals & Mining	2.3
Multiline Retail	2.5
Oil, Gas & Consumable Fuels	4.3
Real Estate Management & Development	1.5
Semiconductors & Semiconductor Equipment	5.6
Specialty Retail	1.4
Technology Hardware, Storage & Peripherals	1.4
Money Market Investments	0.3

Total	100.3%

See accompanying Notes to Financial Statements.

25

TCW Relative Value Large Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$3,068,398	$—	$—	$3,068,398
Air Freight & Logistics	2,937,813	—	—	2,937,813
Banks	7,216,632	—	—	7,216,632
Beverages	2,513,834	—	—	2,513,834
Biotechnology	5,774,891	—	—	5,774,891
Building Products	3,680,927	—	—	3,680,927
Capital Markets	8,686,045	—	—	8,686,045
Chemicals	2,817,228	—	—	2,817,228
Communications Equipment	1,761,905	—	—	1,761,905
Diversified Financial Services	1,155,328	—	—	1,155,328
Diversified Telecommunication Services	1,578,525	—	—	1,578,525
Electronic Equipment, Instruments & Components	3,384,672	—	—	3,384,672
Energy Equipment & Services	3,051,251	—	—	3,051,251
Entertainment	1,528,666	—	—	1,528,666
Equity Real Estate	1,807,785	—	—	1,807,785
Food Products	1,800,956	—	—	1,800,956
Health Care Equipment & Supplies	1,247,415	—	—	1,247,415
Health Care Providers & Services	12,875,127	—	—	12,875,127
Hotels, Restaurants & Leisure	2,431,736	—	—	2,431,736
Household Durables	3,450,999	—	—	3,450,999
Independent Power and Renewable Electricity Producers	2,338,090	—	—	2,338,090
Industrial Conglomerates	2,247,012	—	—	2,247,012
Insurance	3,343,966	—	—	3,343,966
Interactive Media & Services	329,974	—	—	329,974
IT Services	4,753,044	—	—	4,753,044
Media	6,672,728	—	—	6,672,728
Metals & Mining	2,654,403	—	—	2,654,403
Multiline Retail	2,836,403	—	—	2,836,403
Oil, Gas & Consumable Fuels	4,866,991	—	—	4,866,991
Real Estate Management & Development	1,698,657	—	—	1,698,657
Semiconductors & Semiconductor Equipment	6,338,098	—	—	6,338,098
Specialty Retail	1,601,729	—	—	1,601,729
Technology Hardware, Storage & Peripherals	1,608,057	—	—	1,608,057

Total Common Stock	114,059,285	—	—	114,059,285

Money Market Investments	320,770	—	—	320,770

Total Investments	$114,380,055	$—	$—	$114,380,055

See accompanying Notes to Financial Statements.

26

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Shares	Value

COMMON STOCK — 99.5% of Net Assets

Aerospace & Defense — 3.0%

Textron, Inc.	34,688	$2,402,144

Air Freight & Logistics — 0.8%

FedEx Corp.	3,408	677,306

Airlines — 1.8%

United Airlines Holdings, Inc. (1)	28,600	1,444,300

Auto Components — 0.6%

BorgWarner, Inc.	12,980	478,053

Banks — 11.0%

First Citizens BancShares, Inc.	1,447	925,183

KeyCorp	133,523	2,578,329

Popular, Inc.	43,897	3,423,527

Signature Bank	7,517	1,820,993

		8,748,032

Building Products — 0.9%

Carlisle Cos., Inc.	2,827	733,211

Capital Markets — 1.4%

Evercore, Inc.	10,656	1,126,872

Chemicals — 3.5%

Corteva, Inc.	13,900	801,891

DuPont de Nemours, Inc.	6,100	402,173

International Flavors & Fragrances, Inc.	12,737	1,544,998

		2,749,062

Communications Equipment — 2.1%

Juniper Networks, Inc.	52,612	1,658,330

Construction & Engineering — 1.6%

Arcosa, Inc.	23,371	1,251,050

Consumer Finance — 1.7%

OneMain Holdings, Inc.	28,700	1,318,191

Diversified Financial Services — 2.9%

Apollo Global Management, Inc.	23,444	1,166,573

Equitable Holdings, Inc.	39,744	1,145,820

		2,312,393

Electronic Equipment, Instruments & Components — 6.3%

Avnet, Inc.	33,483	1,461,868

Flex Ltd. (1)	93,650	1,544,289

II-VI, Inc. (1)	11,000	673,310

TTM Technologies, Inc. (1)	93,155	1,299,512

		4,978,979

Energy Equipment & Services — 3.1%

Baker Hughes Co.	62,526	1,939,557

NOV, Inc. (1)	28,838	522,833

		2,462,390

Issues	Shares	Value

Entertainment — 0.7%

Warner Bros Discovery, Inc. (1)	31,406	$570,019

Equity Real Estate — 3.2%

Cousins Properties, Inc.	23,591	846,917

Innovative Industrial Properties, Inc.	7,377	1,066,640

SITE Centers Corp.	39,085	621,452

		2,535,009

Food Products — 1.1%

Conagra Brands, Inc.	25,684	897,142

Health Care Equipment & Supplies — 0.6%

Envista Holdings Corp. (1)	12,100	479,402

Health Care Providers & Services — 11.0%

Acadia Healthcare Co., Inc. (1)	29,460	1,999,745

Centene Corp. (1)	33,298	2,682,154

Henry Schein, Inc. (1)	12,795	1,037,674

Molina Healthcare, Inc. (1)	9,759	3,058,959

		8,778,532

Hotels, Restaurants & Leisure — 2.9%

Darden Restaurants, Inc.	12,682	1,670,600

Travel + Leisure Co.	11,297	626,757

		2,297,357

Household Durables — 6.8%

DR Horton, Inc.	15,882	1,105,228

KB Home	36,160	1,172,669

Lennar Corp.	21,177	1,619,829

Toll Brothers, Inc.	32,468	1,505,541

		5,403,267

Independent Power and Renewable Electricity Producers — 2.2%

AES Corp. (The)	84,135	1,718,037

Insurance — 2.9%

Arch Capital Group, Ltd. (1)	33,450	1,527,661

Assured Guaranty, Ltd.	13,625	751,419

		2,279,080

Internet & Direct Marketing Retail — 1.9%

eBay, Inc.	29,700	1,542,024

IT Services — 1.3%

DXC Technology Co. (1)	35,812	1,027,804

Machinery — 3.2%

Manitowoc Co., Inc. (The) (1)	60,550	801,682

Terex Corp.	8,934	303,756

Westinghouse Air Brake Technologies Corp.	16,395	1,474,074

		2,579,512

Marine — 1.0%

Kirby Corp. (1)	12,493	814,544

See accompanying Notes to Financial Statements.

27

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

Media — 1.2%

Paramount Global — Class B	32,861	$956,912

Metals & Mining — 2.3%

Freeport-McMoRan, Inc.	45,699	1,853,094

Multi-Utilities — 0.4%

Sempra Energy	1,890	304,970

Multiline Retail — 1.2%

Dollar Tree, Inc. (1)	5,668	920,767

Oil, Gas & Consumable Fuels — 2.8%

ConocoPhillips	8,030	767,026

Marathon Petroleum Corp.	16,750	1,461,605

		2,228,631

Personal Products — 1.9%

Coty, Inc. (1)	186,859	1,515,427

Pharmaceuticals — 1.4%

Elanco Animal Health, Inc. (1)	31,872	806,680

Perrigo Co. PLC	9,293	318,750

		1,125,430

Professional Services — 2.5%

Jacobs Engineering Group, Inc.	14,260	1,975,723

Real Estate Management & Development — 1.4%

Jones Lang LaSalle, Inc. (1)	4,933	1,078,995

Road & Rail — 0.9%

Hertz Global Holdings, Inc. (1)	35,200	706,112

Issues	Shares	Value

Semiconductors & Semiconductor Equipment — 0.5%

Analog Devices, Inc.	2,555	$394,441

Specialty Retail — 3.5%

Dick’s Sporting Goods, Inc.	8,734	842,132

Guess?, Inc.	42,926	964,547

Williams-Sonoma, Inc.	7,178	936,586

		2,743,265

Total Common Stock

(Cost: $54,474,660)		79,065,809

MONEY MARKET INVESTMENTS — 0.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (2)	658,330	658,330

Total Money Market Investments

(Cost: $658,330)		658,330

Total Investments (100.3%)

(Cost: $55,132,990)		79,724,139

Liabilities In Excess Of Other Assets (-0.3%)		(265,995)

Net Assets (100.0%)		$79,458,144

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2022.

See accompanying Notes to Financial Statements.

28

TCW Relative Value Mid Cap Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Aerospace & Defense	3.0%
Air Freight & Logistics	0.8
Airlines	1.8
Auto Components	0.6
Banks	11.0
Building Products	0.9
Capital Markets	1.4
Chemicals	3.5
Communications Equipment	2.1
Construction & Engineering	1.6
Consumer Finance	1.7
Diversified Financial Services	2.9
Electronic Equipment, Instruments & Components	6.3
Energy Equipment & Services	3.1
Entertainment	0.7
Equity Real Estate	3.2
Food Products	1.1
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	11.0
Hotels, Restaurants & Leisure	2.9
Household Durables	6.8
Independent Power and Renewable Electricity Producers	2.2
Insurance	2.9
Internet & Direct Marketing Retail	1.9
Machinery	3.2
IT Services	1.3
Marine	1.0
Media	1.2
Metals & Mining	2.3
Multi-Utilities	0.4
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	2.8
Personal Products	1.9
Pharmaceuticals	1.4
Professional Services	2.5
Real Estate Management & Development	1.4
Road & Rail	0.9
Semiconductors & Semiconductor Equipment	0.5
Specialty Retail	3.5
Money Market Investments	0.8

Total	100.3%

See accompanying Notes to Financial Statements.

29

TCW Relative Value Mid Cap Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$2,402,144	$—	$—	$2,402,144
Air Freight & Logistics	677,306	—	—	677,306
Airlines	1,444,300	—	—	1,444,300
Auto Components	478,053	—	—	478,053
Banks	8,748,032	—	—	8,748,032
Building Products	733,211	—	—	733,211
Capital Markets	1,126,872	—	—	1,126,872
Chemicals	2,749,062	—	—	2,749,062
Communications Equipment	1,658,330	—	—	1,658,330
Construction & Engineering	1,251,050	—	—	1,251,050
Consumer Finance	1,318,191	—	—	1,318,191
Diversified Financial Services	2,312,393	—	—	2,312,393
Electronic Equipment, Instruments & Components	4,978,979	—	—	4,978,979
Energy Equipment & Services	2,462,390	—	—	2,462,390
Entertainment	570,019	—	—	570,019
Equity Real Estate	2,535,009	—	—	2,535,009
Food Products	897,142	—	—	897,142
Health Care Equipment & Supplies	479,402	—	—	479,402
Health Care Providers & Services	8,778,532	—	—	8,778,532
Hotels, Restaurants & Leisure	2,297,357	—	—	2,297,357
Household Durables	5,403,267	—	—	5,403,267
Independent Power and Renewable Electricity Producers	1,718,037	—	—	1,718,037
Insurance	2,279,080	—	—	2,279,080
Internet & Direct Marketing Retail	1,542,024	—	—	1,542,024
IT Services	1,027,804	—	—	1,027,804
Machinery	2,579,512	—	—	2,579,512
Marine	814,544	—	—	814,544
Media	956,912	—	—	956,912
Metals & Mining	1,853,094	—	—	1,853,094
Multi-Utilities	304,970	—	—	304,970
Multiline Retail	920,767	—	—	920,767
Oil, Gas & Consumable Fuels	2,228,631	—	—	2,228,631
Personal Products	1,515,427	—	—	1,515,427
Pharmaceuticals	1,125,430	—	—	1,125,430
Professional Services	1,975,723	—	—	1,975,723
Real Estate Management & Development	1,078,995	—	—	1,078,995
Road & Rail	706,112	—	—	706,112
Semiconductors & Semiconductor Equipment	394,441	—	—	394,441
Specialty Retail	2,743,265	—	—	2,743,265

Total Common Stock	79,065,809	—	—	79,065,809

Money Market Investments	658,330	—	—	658,330

Total Investments	$79,724,139	$—	$—	$79,724,139

See accompanying Notes to Financial Statements.

30

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Shares	Value

COMMON STOCK — 98.5% of Net Assets

Capital Markets — 7.0%

Charles Schwab Corp. (The)	253,568	$16,819,165

S&P Global, Inc.	84,086	31,658,379

		48,477,544

Commercial Services & Supplies — 2.3%

Waste Connections, Inc. (Canada)	114,232	15,760,589

Entertainment — 1.0%

Netflix, Inc. (1)	36,118	6,875,422

Equity Real Estate — 4.5%

American Tower Corp.	128,907	31,069,165

Food & Staples Retailing — 3.6%

Costco Wholesale Corp.	46,337	24,638,310

Health Care Equipment & Supplies — 6.5%

Align Technology, Inc. (1)	45,973	13,328,032

Boston Scientific Corp. (1)	357,179	15,040,808

DexCom, Inc. (1)	40,257	16,448,205

		44,817,045

Interactive Media & Services — 10.4%

Alphabet, Inc. — Class C (1)	21,393	49,189,567

Meta Platforms, Inc. (1)	112,041	22,460,859

		71,650,426

Internet & Direct Marketing Retail — 6.1%

Amazon.com, Inc. (1)	17,065	42,417,276

IT Services — 13.2%

Mastercard, Inc.	70,855	25,747,290

PayPal Holdings, Inc. (1)	143,560	12,623,231

Snowflake, Inc. (1)	47,409	8,127,799

Twilio, Inc. (1)	80,713	9,025,327

Visa, Inc.	166,469	35,479,538

		91,003,185

Life Sciences Tools & Services — 2.9%

IQVIA Holdings, Inc. (1)	91,359	19,915,348

Pharmaceuticals — 3.4%

Zoetis, Inc.	131,239	23,262,113

Issues	Shares	Value

Professional Services — 2.4%

TransUnion	191,280	$16,740,826

Semiconductors & Semiconductor Equipment — 9.0%

ASML Holding NV (Netherlands)	32,873	18,532,811

Enphase Energy, Inc. (1)	51,330	8,284,662

NVIDIA Corp.	191,201	35,462,050

		62,279,523

Software — 18.8%

Adobe, Inc. (1)	61,642	24,407,150

Crowdstrike Holdings, Inc. (1)	67,791	13,474,140

Microsoft Corp.	37,264	10,341,505

Salesforce.com, Inc. (1)	143,953	25,327,091

ServiceNow, Inc. (1)	84,603	40,448,694

Trade Desk, Inc. (The) (1)	273,503	16,114,797

		130,113,377

Specialty Retail — 5.0%

Home Depot, Inc. (The)	63,419	19,051,068

Ulta Beauty, Inc. (1)	40,045	15,889,856

		34,940,924

Textiles, Apparel & Luxury Goods — 2.4%

NIKE, Inc. — Class B	132,724	16,550,683

Total Common Stock

(Cost: $284,466,473)		680,511,756

MONEY MARKET INVESTMENTS — 1.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (2)	12,180,273	12,180,273

Total Money Market Investments

(Cost: $12,180,273)		12,180,273

Total Investments (100.3%)

(Cost: $296,646,746)		692,692,029

Liabilities in Excess of Other Assets (-0.3%)		(1,837,573)

Net Assets (100.0%)		$690,854,456

Notes to the Schedule of Investments:

(1)	Non-income producing security.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2022.

See accompanying Notes to Financial Statements.

31

TCW Select Equities Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Capital Markets	7.0%
Commercial Services & Supplies	2.3
Entertainment	1.0
Equity Real Estate	4.5
Food & Staples Retailing	3.6
Health Care Equipment & Supplies	6.5
Interactive Media & Services	10.4
Internet & Direct Marketing Retail	6.1
IT Services	13.2
Life Sciences Tools & Services	2.9
Machinery	1.2
Pharmaceuticals	3.4
Professional Services	2.4
Semiconductors & Semiconductor Equipment	7.8
Software	18.8
Specialty Retail	5.0
Textiles, Apparel & Luxury Goods	2.4
Money Market Investments	1.8

Total	100.3%

See accompanying Notes to Financial Statements.

32

TCW Select Equities Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Capital Markets	$48,477,544	$—	$—	$48,477,544
Commercial Services & Supplies	15,760,589	—	—	15,760,589
Entertainment	6,875,422	—	—	6,875,422
Equity Real Estate	31,069,165	—	—	31,069,165
Food & Staples Retailing	24,638,310	—	—	24,638,310
Health Care Equipment & Supplies	44,817,045	—	—	44,817,045
Interactive Media & Services	71,650,426	—	—	71,650,426
Internet & Direct Marketing Retail	42,417,276	—	—	42,417,276
Life Sciences Tools & Services	19,915,348	—	—	19,915,348
IT Services	91,003,185	—	—	91,003,185
Machinery	8,284,662	—	—	8,284,662
Pharmaceuticals	23,262,113	—	—	23,262,113
Professional Services	16,740,826	—	—	16,740,826
Semiconductors & Semiconductor Equipment	53,994,861	—	—	53,994,861
Software	130,113,377	—	—	130,113,377
Specialty Retail	34,940,924	—	—	34,940,924
Textiles, Apparel & Luxury Goods	16,550,683	—	—	16,550,683

Total Common Stock	680,511,756	—	—	680,511,756

Money Market Investments	12,180,273	—	—	12,180,273

Total Investments	$692,692,029	$—	$—	$692,692,029

See accompanying Notes to Financial Statements.

33

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2022

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund		TCW Global Real Estate Fund	TCW New America Premier Equities Fund
ASSETS
Investments, at Value (1)	$12,697,231	$1,122,472		$48,531,095	$167,406,642
Investment in Affiliated Issuers, at Value	—	29,762,362	(2)	—	—
Receivable for Securities Sold	—	394,537		1,736,465	4,303,567
Receivable for Fund Shares Sold	29,929	—		93,185	114,790
Interest and Dividends Receivable	1,505	58		21,108	10,255
Foreign Tax Reclaims Receivable	—	—		7,350	—
Receivable from Investment Advisor	11,548	1,885		18,737	2,782
Cash Collateral Held for Brokers	—	—		—	3
Prepaid Expenses	17,472	16,773		20,868	23,709

Total Assets	12,757,685	31,298,087		50,428,808	171,861,748

LIABILITIES
Payable for Securities Purchased	—	159,199		1,949,230	379,398
Payable for Fund Shares Redeemed	139,665	—		1,117,231	169,149
Disbursements in Excess of Available Cash	—	—		—	522,991
Accrued Directors’ Fees and Expenses	9,183	9,182		9,182	9,182
Deferred Accrued Directors’ Fees and Expenses	1,247	1,247		1,247	1,247
Accrued Management Fees	7,991	—		32,781	97,149
Accrued Distribution Fees	851	176		3,651	5,114
Options Written, at Value (3)	—	—		55,625	—
Transfer Agent Fees Payable	2,908	4,354		1,591	23,779
Administration Fee Payable	20,834	24,183		21,153	44,823
Audit Fees Payable	16,144	13,580		15,933	18,849
Accounting Fees Payable	3,525	5,761		3,541	18,983
Custodian Fees Payable	13,991	10,325		21,052	16,855
Legal Fees Payable	306	57		163	666
Other Accrued Expenses	5,711	6,612		4,408	20,625

Total Liabilities	222,356	234,676		3,236,788	1,328,810

NET ASSETS	$12,535,329	$31,063,411		$47,192,020	$170,532,938

NET ASSETS CONSIST OF:
Paid-in Capital	$11,690,240	$28,937,130		$50,871,680	$131,182,363
Accumulated Earnings (Loss)	845,089	2,126,281		(3,679,660)	39,350,575

NET ASSETS	$12,535,329	$31,063,411		$47,192,020	$170,532,938

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$8,776,971	$30,244,728		$31,300,680	$146,975,317

N Class Share	$3,758,358	$818,683		$15,891,340	$23,557,621

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	505,454	2,641,543		2,488,110	6,281,051

N Class Share	217,239	71,351		1,264,828	1,014,047

NET ASSET VALUE PER SHARE: (5)
I Class Share	$17.36	$11.45		$12.58	$23.40

N Class Share	$17.30	$11.47		$12.56	$23.23

(1)

The identified cost for the TCW Artificial Intelligence Equity Fund, the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund at April 30, 2022 was $10,947,842, $1,086,083, $48,735,869 and $122,150,074, respectively.

(2)	The identified cost for investments in affiliated issuers of the TCW Conservative Allocation Fund was $28,507,110.
(3)	Premium received $30,618.
(4)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2022

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
ASSETS
Investments, at Value (1)	$257,301,086	$114,380,055	$79,724,139	$692,692,029
Cash	20	15	—	—
Receivable for Securities Sold	—	—	—	2,157,882
Receivable for Fund Shares Sold	1,267	22,505	123	628,319
Interest and Dividends Receivable	457,075	204,416	60,342	124,071
Foreign Tax Reclaims Receivable	223,826	—	—	—
Receivable from Investment Advisor	21,142	12,619	12,863	17,221
Prepaid Expenses	19,581	19,467	16,600	27,946

Total Assets	258,023,997	114,639,077	79,814,067	695,647,468

LIABILITIES
Payable for Securities Purchased	663,698	310,459	210,672	3,597,689
Payable for Fund Shares Redeemed	4,849	149,028	6	337,893
Accrued Directors’ Fees and Expenses	9,182	9,182	9,182	9,182
Deferred Accrued Directors’ Fees and Expenses	1,247	1,247	1,247	1,247
Accrued Management Fees	134,551	60,259	48,170	414,802
Accrued Distribution Fees	40,217	2,061	2,996	29,164
Transfer Agent Fees Payable	43,097	14,149	2,970	121,375
Administration Fee Payable	48,538	32,422	28,092	128,723
Audit Fees Payable	18,773	18,558	18,787	20,857
Accounting Fees Payable	21,321	10,993	8,091	73,113
Custodian Fees Payable	11,543	13,549	13,656	9,696
Legal Fees Payable	792	507	335	2,448
Other Accrued Expenses	23,606	17,144	11,719	46,823

Total Liabilities	1,021,414	639,558	355,923	4,793,012

NET ASSETS	$257,002,583	$113,999,519	$79,458,144	$690,854,456

NET ASSETS CONSIST OF:
Paid-in Capital	$173,454,890	$64,621,023	$53,224,898	$223,834,140
Accumulated Earnings (Loss)	83,547,693	49,378,496	26,233,246	467,020,316

NET ASSETS	$257,002,583	$113,999,519	$79,458,144	$690,854,456

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$72,552,855	$104,639,385	$65,610,281	$563,617,808

N Class Share	$184,449,728	$9,360,134	$13,847,863	$127,236,648

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	3,766,582	7,953,161	2,702,862	19,394,899

N Class Share	9,374,668	713,894	589,688	5,155,017

NET ASSET VALUE PER SHARE: (3)
I Class Share	$19.26	$13.16	$24.27	$29.06

N Class Share	$19.68	$13.11	$23.48	$24.68

(1)

The identified cost for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund at April 30, 2022 was $176,275,068, $69,224,924, $55,132,990 and $296,646,746, respectively.

(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2022

	TCW Artificial Intelligence Equity Fund	TCW Conservative Allocation Fund	TCW Global Real Estate Fund	TCW New America Premier Equities Fund
INVESTMENT INCOME
Income:
Dividends	$31,872 (1)	$15,752	$596,394 (1)	$513,777 (1)
Dividends from Investment in Affiliated Issuers	—	370,176	—	—
Non-Cash Dividend Income	—	—	—	31,680

Total	31,872	385,928	596,394	545,457

Expenses:
Management Fees	56,851	—	178,241	668,929
Accounting Services Fees	1,236	2,021	1,242	6,659
Administration Fees	7,267	8,435	7,378	15,634
Transfer Agent Fees:
I Class	5,457	5,571	10,598	48,027
N Class	4,149	3,183	7,863	17,440
Custodian Fees	4,708	3,622	7,384	5,912
Professional Fees	13,144	10,928	14,101	16,771
Directors’ Fees and Expenses	20,820	20,820	20,820	20,821
Registration Fees:
I Class	9,729	9,325	11,118	10,185
N Class	10,447	9,328	10,502	9,431
Distribution Fees:
N Class	5,982	1,089	20,751	33,858
Compliance Expense	5,606	5,606	5,606	5,606
Other	3,288	3,853	4,192	12,264

Total	148,684	83,781	299,796	871,537

Less Expenses Borne by Investment Advisor:
I Class	43,233	—	45,860	—
N Class	29,979	12,108	45,153	14,830

Net Expenses	75,472	71,673	208,783	856,707

Net Investment Income (Loss)	(43,600)	314,255	387,611	(311,250)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(802,114)	—	(2,294,083)	(5,335,646)
Investments in Affiliated Issuers	—	(88,983)	—	—
Realized Gain Received as Distribution from Affiliated Issuers	—	1,325,388	—	—
Foreign Currency	—	—	(25,867)	(44,106)
Options Written	—	—	52,157	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(4,234,218)	(102,839)	(3,681,817)	(32,201,622)
Foreign Currency	—	—	(381)	—
Investments in Affiliated Issuers	—	(4,934,183)	—	—
Options Written	—	—	(64,897)	—

Net Realized and Unrealized Gain (Loss) on Investments	(5,036,332)	(3,800,617)	(6,014,888)	(37,581,374)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,079,932)	$(3,486,362)	$(5,627,277)	$(37,892,624)

(1)

Net of foreign taxes withheld. Total amounts withheld for the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund and the TCW New America Premier Equities Fund were $465, $19,797 and $12,553.

See accompanying Notes to Financial Statements.

36

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2022

	TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund	TCW Select Equities Fund
INVESTMENT INCOME
Income:
Dividends	$3,577,655 (1)	$1,310,087	$644,649 (1)	$1,467,062 (1)

Total	3,577,655	1,310,087	644,649	1,467,062

Expenses:
Management Fees	827,770	375,446	302,488	2,826,792
Accounting Services Fees	7,479	3,856	2,838	25,645
Administration Fees	16,930	11,309	9,798	44,897
Transfer Agent Fees:
I Class	18,902	36,455	27,839	273,185
N Class	91,689	6,707	8,744	84,855
Custodian Fees	4,049	4,753	4,790	3,401
Professional Fees	17,013	16,222	16,174	20,843
Directors’ Fees and Expenses	20,820	20,820	20,820	20,820
Registration Fees:
I Class	9,896	14,493	9,455	12,920
N Class	10,597	10,423	9,340	11,812
Distribution Fees:
N Class	248,086	12,684	19,041	205,329
Compliance Expense	5,606	5,606	5,606	5,605
Other	14,830	7,853	6,787	37,379

Total	1,293,667	526,627	443,720	3,573,483

Less Expenses Borne by Investment Advisor:
I Class	13,643	57,936	38,671	—
N Class	116,013	20,600	30,179	88,736

Net Expenses	1,164,011	448,091	374,870	3,484,747

Net Investment Income (Loss)	2,413,644	861,996	269,779	(2,017,685)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	5,368,550	4,534,849	2,271,151	76,754,428
Foreign Currency	—	—	—	9
Change in Unrealized Appreciation (Depreciation) on:
Investments	(17,495,811)	(11,365,372)	(9,108,265)	(330,552,196)

Net Realized and Unrealized Gain (Loss) on Investments	(12,127,261)	(6,830,523)	(6,837,114)	(253,797,759)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,713,617)	$(5,968,527)	$(6,567,335)	$(255,815,444)

(1)

Net of foreign taxes withheld. Total amounts withheld for the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Mid Cap Fund and the TCW Select Equities Fund were $35,015, $4,541 and $18,553.

See accompanying Notes to Financial Statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Artificial Intelligence Equity Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income (Loss)	$(43,600)	$(88,494)	$314,255	$357,656
Net Realized Gain (Loss) on Investments	(802,114)	1,118,544	1,236,405	3,079,251
Change in Unrealized Appreciation (Depreciation) on Investments	(4,234,218)	3,428,225	(5,037,022)	2,226,386

Increase (Decrease) in Net Assets Resulting from Operations	(5,079,932)	4,458,275	(3,486,362)	5,663,293

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(815,308)	—	(3,251,567)	(575,016)

NET CAPITAL SHARE TRANSACTIONS
I Class	(502,405)	3,584,599	1,545,871	(6,446,027)
N Class	(2,429)	527,992	256,059	190,512

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(504,834)	4,112,591	1,801,930	(6,255,515)

Increase (Decrease) in Net Assets	(6,400,074)	8,570,866	(4,935,999)	(1,167,238)
NET ASSETS
Beginning of period	18,935,403	10,364,537	35,999,410	37,166,648

End of period	$12,535,329	$18,935,403	$31,063,411	$35,999,410

See accompanying Notes to Financial Statements.

38

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Real Estate Fund		TCW New America Premier Equities Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income (Loss)	$387,611	$613,331	$(311,250)	$712,832
Net Realized Gain (Loss) on Investments, Options Written and Foreign Currency Transactions	(2,267,793)	3,250,760	(5,379,752)	33,494,351
Change in Unrealized Appreciation (Depreciation) on Investments, Options Written and Foreign Currency Transactions	(3,747,095)	2,994,939	(32,201,622)	35,985,483

Increase (Decrease) in Net Assets Resulting from Operations	(5,627,277)	6,859,030	(37,892,624)	70,192,666

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(3,629,715)	(564,453)	(26,427,279)	(7,812)

NET CAPITAL SHARE TRANSACTIONS
I Class	12,105,511	11,493,157	1,267,917	(12,185,199)
N Class	4,760,651	8,250,122	1,713,680	(9,645,097)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	16,866,162	19,743,279	2,981,597	(21,830,296)

Increase (Decrease) in Net Assets	7,609,170	26,037,856	(61,338,306)	48,354,558
NET ASSETS
Beginning of period	39,582,850	13,544,994	231,871,244	183,516,686

End of period	$47,192,020	$39,582,850	$170,532,938	$231,871,244

See accompanying Notes to Financial Statements.

39

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income	$2,413,644	$4,547,141	$861,996	$1,609,103
Net Realized Gain on Investments	5,368,550	31,551,258	4,534,849	11,175,560
Change in Unrealized Appreciation (Depreciation) on Investments	(17,495,811)	65,949,490	(11,365,372)	33,219,423

Increase (Decrease) in Net Assets Resulting from Operations	(9,713,617)	102,047,889	(5,968,527)	46,004,086

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(27,074,571)	(4,599,952)	(10,172,684)	(8,614,565)

NET CAPITAL SHARE TRANSACTIONS
I Class	5,017,844	(3,786,668)	2,276,687	(275,969)
N Class	8,584,973	(21,732,783)	153,451	(2,445,033)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	13,602,817	(25,519,451)	2,430,138	(2,721,002)

Increase (Decrease) in Net Assets	(23,185,371)	71,928,486	(13,711,073)	34,668,519
NET ASSETS
Beginning of period	280,187,954	208,259,468	127,710,592	93,042,073

End of period	$257,002,583	$280,187,954	$113,999,519	$127,710,592

See accompanying Notes to Financial Statements.

40

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Relative Value Mid Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income (Loss)	$269,779	$478,760	$(2,017,685)	$(3,646,354)
Net Realized Gain on Investments and Foreign Currency Transactions	2,271,151	12,750,073	76,754,437	126,960,390
Change in Unrealized Appreciation (Depreciation) on Investments	(9,108,265)	19,424,042	(330,552,196)	175,902,597

Increase (Decrease) in Net Assets Resulting from Operations	(6,567,335)	32,652,875	(255,815,444)	299,216,633

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(10,250,919)	(522,819)	(115,374,235)	(59,131,560)

NET CAPITAL SHARE TRANSACTIONS
I Class	6,915,621	(4,606,270)	60,051,371	(27,266,527)
N Class	108,471	(194,515)	6,669,030	(12,802,651)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	7,024,092	(4,800,785)	66,720,401	(40,069,178)

Increase (Decrease) in Net Assets	(9,794,162)	27,329,271	(304,469,278)	200,015,895
NET ASSETS
Beginning of period	89,252,306	61,923,035	995,323,734	795,307,839

End of period	$79,458,144	$89,252,306	$690,854,456	$995,323,734

See accompanying Notes to Financial Statements.

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified U.S. Equity Fund

TCW Artificial Intelligence Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in publicly traded equity securities of businesses that the portfolio managers believe are benefitting from or have the potential to benefit from advances in the use of artificial intelligence.

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of real estate investment trusts (“REITs”) and real estate companies. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets, plus any borrowings for investment purposes, in securities of issuers domiciled outside the United States or whose primary business operations are outside the United States, including pooled investment vehicles domiciled in the United States that invest principally in non-U.S. securities.

TCW New America Premier Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies; intends to achieve its objective by investing primarily in a portfolio of companies the portfolio manager believes are enduring, cash generating businesses whose leaders prudently manage their environmental, social, and financial resources and whose shares are attractively valued relative to free cash flow generated by the businesses.

42

TCW Funds, Inc.

April 30, 2022

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW Relative Value Dividend Appreciation Fund	Seeks to realize a high level of dividend income consistent with prudent investment management, with a secondary objective of capital appreciation, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies that have a record of paying dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (i.e., companies with a market capitalization of greater than $1 billion at the time of purchase).

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of mid-capitalization companies (i.e., companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell MidCap® Index).

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in equity securities of mid- and large-capitalization companies.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income, and secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles, such as growth and/or value investing.

All of the Funds currently offer two classes of shares: I Class and N Class. The two classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

The TCW Conservative Allocation Fund is a “fund of funds” that invests in affiliated and unaffiliated funds which are identified on the Schedule of Investments.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Equity securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Options on equity securities and options on indexes are valued using mid prices (average of bid and ask prices) as reported by the exchange or pricing service. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, swap agreements and forward currency contracts, are valued with prices furnished by independent pricing services or by broker-dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

44

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Mutual funds.    Open-end mutual funds including money market funds are valued using the NAV as reported by the fund companies. As such, they are categorized as Level 1.

Options contracts.    Options contracts traded on securities exchanges are fair valued using market mid prices; as such, they are categorized as Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Warrants.    Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2022 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

The Funds held no investments or other financial instruments at April 30, 2022 for which fair value was calculated using Level 3 inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trusts may include return of capital which is treated as a reduction in the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

46

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2022, the TCW Global Real Estate Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Global Real Estate Fund

Equity Risk
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$202,500

Total Value	$202,500

Liability Derivatives
Written Options	$(55,625)

Total Value	$(55,625)

Statement of Operations:
Net Realized Gain (Loss)
Investments (2)	$(164,887)
Options Written	52,157

Net Realized Gain (Loss)	$(112,730)

Net Change in Appreciation (Depreciation)
Investments (3)	$166,278
Options Written	(64,897)

Net Change in Appreciation (Depreciation)	$101,381

Number of Contracts (4)
Options Purchased	260
Options Written	260

(1)	Represents purchased options, at value.
(2)	Represents realized gain (loss) for purchased options.

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

(3)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(4)	Amount disclosed represents average notional amounts which are representative of the volume traded for the period ended April 30, 2022.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears

48

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements.    Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The Funds had no OTC derivatives for offset under an ISDA Master Agreement as of April 30, 2022.

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them. There were no when-issued, delayed-delivery or forward commitment transactions in the Funds during the period ended April 30, 2022.

Repurchase Agreements:    The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2022.

Securities Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2022.

Derivatives:

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the

50

TCW Funds, Inc.

April 30, 2022

Note 3 — Portfolio Investments (Continued)

writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2022, TCW Global Real Estate Fund entered into option contracts to hedge the Fund’s investments from market volatility in the real estate sector.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

The COVID-19 outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, imposed and in some cases continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets.

The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. It is difficult to assess what the longer-term impacts of an extended period of unprecedented economic dislocation and disruption will be on future economic developments, the health of certain markets, industries and businesses, and commercial and consumer behavior. The ongoing COVID-19 crisis and any other public health emergency that may arise in the future could have a significant adverse impact on the Funds’ investments and result in significant investment losses.

52

TCW Funds, Inc.

April 30, 2022

Note 4 — Risk Considerations (Continued)

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2022, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Artificial Intelligence Equity Fund	$2,609,931	$(944,557)	$1,665,374	$11,031,857
TCW Conservative Allocation Fund	2,721,676	(1,663,373)	1,058,303	29,826,531
TCW Global Real Estate Fund	1,399,985	(2,807,498)	(1,407,513)	49,938,608
TCW New America Premier Equities Fund	47,642,693	(2,681,271)	44,961,422	122,445,220
TCW Relative Value Dividend Appreciation Fund	86,914,165	(9,468,620)	77,445,545	179,855,541
TCW Relative Value Large Cap Fund	47,435,149	(3,348,294)	44,086,855	70,293,200
TCW Relative Value Mid Cap Fund	26,583,032	(2,533,235)	24,049,797	55,674,342
TCW Select Equities Fund	428,228,062	(33,527,980)	394,700,082	297,991,947

At October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Artificial Intelligence Equity Fund	$48,966	$766,227	$815,193
TCW Conservative Allocation Fund	755,142	1,974,573	2,729,715
TCW Global Real Estate Fund	2,797,620	444,438	3,242,058
TCW New America Premier Equities Fund	13,074,757	13,352,129	26,426,886
TCW Relative Value Dividend Appreciation Fund	309,485	24,822,229	25,131,714
TCW Relative Value Large Cap Fund	1,978,411	7,970,616	9,949,027
TCW Relative Value Mid Cap Fund	—	9,768,687	9,768,687
TCW Select Equities Fund	—	115,373,781	115,373,781

For the fiscal year ended October 31, 2021, the tax character of distributions paid was as follows :

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Conservative Allocation Fund	$367,007	$208,009	$575,016
TCW Global Real Estate Fund	564,453	—	564,453
TCW New America Premier Equities Fund	7,812	—	7,812
TCW Relative Value Dividend Appreciation Fund	4,599,952	—	4,599,952
TCW Relative Value Large Cap Fund	1,781,283	6,833,282	8,614,565
TCW Relative Value Mid Cap Fund	511,122	11,697	522,819
TCW Select Equities Fund	—	59,131,560	59,131,560

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

At October 31, 2021, none of the Funds had net realized loss carryforwards for federal income tax purposes.

The Funds did not have any unrecognized tax benefits at April 30, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2022. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Artificial Intelligence Equity Fund	0.70%
TCW Global Real Estate Fund	0.80%
TCW New America Premier Equities Fund	0.65%
TCW Relative Value Dividend Appreciation Fund	0.60%
TCW Relative Value Large Cap Fund	0.60%
TCW Relative Value Mid Cap Fund	0.70%
TCW Select Equities Fund	0.65%

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor indirectly as a shareholder in the underlying affiliated funds.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Artificial Intelligence Equity Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW Conservative Allocation Fund
I Class	0.85	% (1)
N Class	0.85	% (1)
TCW Global Real Estate Fund
I Class	0.90	% (1)
N Class	1.00	% (1)
TCW New America Premier Equities Fund
I Class	1.07	% (2)
N Class	1.07	% (2)
TCW Relative Value Dividend Appreciation Fund
I Class	0.70	% (1)
N Class	0.90	% (1)
TCW Relative Value Large Cap Fund
I Class	0.70	% (1)
N Class	0.90	% (1)
TCW Relative Value Mid Cap Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
TCW Select Equities Fund
I Class	0.80	% (1)
N Class	1.00	% (1)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)

Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2022. These limitations are voluntary and terminable in a six months’ notice.

54

TCW Funds, Inc.

April 30, 2022

Note 6 — Fund Management Fees and Other Expenses (Continued)

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Transactions with Affiliates

The ownership percentage of the TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2022 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West High Yield Bond Fund	0.05%
Metropolitan West Low Duration Bond Fund	0.14%
Metropolitan West Total Return Bond Fund	0.01%
Metropolitan West Unconstrained Bond Fund	0.15%
TCW Artificial Intelligence Equity Fund	2.33%
TCW Emerging Markets Income Fund	0.01%
TCW Enhanced Commodity Strategy Fund	2.65%
TCW Global Bond Fund	3.56%
TCW Global Real Estate Fund	3.35%
TCW New America Premier Equities Fund	1.19%
TCW Relative Value Large Cap Fund	3.05%
TCW Relative Value Mid Cap Fund	1.11%
TCW Select Equities Fund	0.36%
TCW Total Return Bond Fund	0.09%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Funds not contained in this report are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov.

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2022 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Artificial Intelligence Equity Fund	$3,140,237	$4,534,652	$—	$—
TCW Conservative Allocation Fund	3,412,352	3,282,352	—	—
TCW Global Real Estate Fund	52,521,266	38,873,717	—	—
TCW New America Premier Equities Fund	80,586,112	105,534,563	—	—
TCW Relative Value Dividend Appreciation Fund	17,740,137	27,430,605	—	—
TCW Relative Value Large Cap Fund	9,831,508	15,393,600	—	—
TCW Relative Value Mid Cap Fund	12,486,322	15,849,889	—	—
TCW Select Equities Fund	62,811,353	109,174,233	—	—

Note 10 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Artificial Intelligence Equity Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	63,699	$1,398,296	309,702	$6,792,040
Shares Issued upon Reinvestment of Dividends	20,832	500,393	—	—
Shares Redeemed	(117,441)	(2,401,094)	(144,091)	(3,207,441)

Net Increase (Decrease)	(32,910)	$(502,405)	165,611	$3,584,599

N Class	Shares	Amount	Shares	Amount
Shares Sold	15,366	$343,017	95,479	$2,092,816
Shares Issued upon Reinvestment of Dividends	9,882	236,567	—	—
Shares Redeemed	(28,117)	(582,013)	(69,019)	(1,564,824)

Net Increase (Decrease)	(2,869)	$(2,429)	26,460	$527,992

TCW Conservative Allocation Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	95,690	$1,261,603	181,547	$2,391,227
Shares Issued upon Reinvestment of Dividends	246,578	3,156,193	41,608	539,660
Shares Redeemed	(226,637)	(2,871,925)	(702,396)	(9,376,914)

Net Increase (Decrease)	115,631	$1,545,871	(479,241)	$(6,446,027)

N Class	Shares	Amount	Shares	Amount
Shares Sold	21,103	$286,952	27,941	$359,099
Shares Issued upon Reinvestment of Dividends	6,087	78,156	647	8,418
Shares Redeemed	(8,491)	(109,049)	(12,962)	(177,005)

Net Increase	18,699	$256,059	15,626	$190,512

56

TCW Funds, Inc.

April 30, 2022

Note 10 — Capital Share Transactions (Continued)

TCW Global Real Estate Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	889,712	$12,226,138	1,273,852	$18,692,927
Shares Issued upon Reinvestment of Dividends	132,398	1,904,954	24,035	344,526
Shares Redeemed	(148,886)	(2,025,581)	(511,725)	(7,544,296)

Net Increase	873,224	$12,105,511	786,162	$11,493,157

N Class	Shares	Amount	Shares	Amount
Shares Sold	548,176	$7,913,026	637,111	$9,467,842
Shares Issued upon Reinvestment of Dividends	96,303	1,385,720	11,222	160,691
Shares Redeemed	(328,005)	(4,538,095)	(94,985)	(1,378,411)

Net Increase	316,474	$4,760,651	553,348	$8,250,122

TCW New America Premier Equities Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	550,590	$14,528,531	1,394,893	$38,541,475
Shares Issued upon Reinvestment of Dividends	741,908	21,708,216	227	6,065
Shares Redeemed	(1,348,927)	(34,968,830)	(1,845,496)	(50,732,739)

Net Decrease	(56,429)	$1,267,917	(450,376)	$(12,185,199)

N Class	Shares	Amount	Shares	Amount
Shares Sold	70,140	$1,835,077	112,163	$3,146,542
Shares Issued upon Reinvestment of Dividends	119,270	3,468,380	44	1,183
Shares Redeemed	(134,649)	(3,589,777)	(475,416)	(12,792,822)

Net Increase (Decrease)	54,761	$1,713,680	(363,209)	$(9,645,097)

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	124,171	$2,615,930	278,183	$5,364,754
Shares Issued upon Reinvestment of Dividends	336,281	7,024,644	60,207	1,192,525
Shares Redeemed	(220,161)	(4,622,730)	(523,686)	(10,343,947)

Net Increase (Decrease)	240,291	$5,017,844	(185,296)	$(3,786,668)

N Class	Shares	Amount	Shares	Amount
Shares Sold	112,531	$2,398,486	112,874	$2,300,844
Shares Issued upon Reinvestment of Dividends	895,806	19,115,827	158,146	3,191,091
Shares Redeemed	(599,205)	(12,929,340)	(1,369,844)	(27,224,718)

Net Increase (Decrease)	409,132	$8,584,973	(1,098,824)	$(21,732,783)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	294,836	$4,263,061	2,034,463	$28,169,006
Shares Issued upon Reinvestment of Dividends	635,407	9,226,109	623,997	7,469,240
Shares Redeemed	(770,363)	(11,212,483)	(2,590,672)	(35,914,215)

Net Increase	159,880	$2,276,687	67,788	$(275,969)

N Class	Shares	Amount	Shares	Amount
Shares Sold	21,198	$302,832	276,683	$3,832,606
Shares Issued upon Reinvestment of Dividends	52,608	761,768	71,171	849,069
Shares Redeemed	(61,689)	(911,149)	(505,506)	(7,126,708)

Net Increase (Decrease)	12,117	$153,451	(157,652)	$(2,445,033)

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Capital Share Transactions (Continued)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	24,761	$696,413	514,977	$14,595,767
Shares Issued upon Reinvestment of Dividends	303,692	8,248,264	18,931	432,563
Shares Redeemed	(74,788)	(2,029,056)	(784,303)	(19,634,600)

Net Increase (Decrease)	253,665	$6,915,621	(250,395)	$(4,606,270)

N Class	Shares	Amount	Shares	Amount
Shares Sold	13,763	$371,890	63,908	$1,804,264
Shares Issued upon Reinvestment of Dividends	68,096	1,789,558	3,625	80,472
Shares Redeemed	(73,363)	(2,052,977)	(80,738)	(2,079,251)

Net Increase (Decrease)	8,496	$108,471	(13,205)	$(194,515)

TCW Select Equities Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,305,953	$84,322,519	2,176,136	$84,266,235
Shares Issued upon Reinvestment of Dividends	1,506,568	59,886,076	865,922	30,506,419
Shares Redeemed	(2,349,562)	(84,157,224)	(3,676,735)	(142,039,181)

Net Increase (Decrease)	1,462,959	$60,051,371	(634,677)	$(27,266,527)

N Class	Shares	Amount	Shares	Amount
Shares Sold	176,556	$5,732,198	501,368	$17,766,764
Shares Issued upon Reinvestment of Dividends	714,063	24,121,038	398,820	12,199,905
Shares Redeemed	(733,426)	(23,184,206)	(1,298,645)	(42,769,320)

Net Increase (Decrease)	157,193	$6,669,030	(398,457)	$(12,802,651)

Note 11 — Affiliate Ownership

As of April 30, 2022, affiliates of the Funds and Advisor owned 40.06%, 26.88%, and 6.32% of the net assets of the TCW Artificial Intelligence Equity Fund, the TCW Global Real Estate Fund, and the TCW Relative Value Large Cap Fund, respectively.

Note 12 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2022.

Note 13 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2022. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are

58

TCW Funds, Inc.

April 30, 2022

Note 13 — Committed Line Of Credit (Continued)

presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 14 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 14, 2022, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2021 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 15 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 15 — Indemnifications (Continued)

unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

60

TCW Artificial Intelligence Equity Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,					August 31, 2017 (Commencement of Operations) through October 31, 2017
			2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$24.99		$18.31	$12.70	$11.18	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.05)		(0.11)	(0.06)	(0.02)	(0.04)		(0.00	) (1)
Net Realized and Unrealized Gain (Loss) on Investments (2)	(6.51)		6.79	5.67	1.54	0.58		0.64

Total from Investment Operations	(6.56)		6.68	5.61	1.52	0.54		0.64

Less Distributions:
Distributions from Net Investment Income	—		—	—	—	(0.00	) (1)	—
Distributions from Net Realized Gain	(1.07)		—	—	—	—		—

Total Distributions	(1.07)		—	—	—	(0.00	) (1)	—

Net Asset Value per Share, End of period	$17.36		$24.99	$18.31	$12.70	$11.18		$10.64

Total Return	(27.40	)% (4)	36.48%	44.17%	13.60%	5.09%		6.40	% (3)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,777		$13,452	$6,826	$2,940	$1,364		$695

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.65	% (5)	1.66%	2.81%	6.36%	8.32%		23.66	% (5)

After Expense Reimbursement	0.90	% (5)	0.90%	0.90%	0.92%	1.05%		1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.51	)% (5)	(0.51)%	(0.41)%	(0.17)%	(0.34)%		0.23	% (5)

Portfolio Turnover Rate	20.15	% (4)	87.71%	24.16%	61.09%	74.22%		13.05	% (3)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the period August 31, 2017 (Commencement of Operations) through October 31, 2017.
(4)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying Notes to Financial Statements.

61

TCW Artificial Intelligence Equity Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,					August 31, 2017 (Commencement of Operations) through October 31, 2017
			2021	2020	2019	2018
Net Asset Value per Share, Beginning of period	$24.91		$18.27	$12.69	$11.17	$10.64		$10.00

Income (Loss) from Investment Operations:
Net Investment Loss	(0.07)		(0.14)	(0.08)	(0.03)	(0.04)		(0.00	) (1)
Net Realized and Unrealized Gain (Loss) on Investments (2)	(6.47)		6.78	5.66	1.55	0.57		0.64

Total from Investment Operations	(6.54)		6.64	5.58	1.52	0.53		0.64

Less Distributions:
Distributions from Net Investment Income	—		—	—	—	(0.00	) (1)	—
Distributions from Net Realized Gain	(1.07)		—	—	—	—		—

Total Distributions	(1.07)		—	—	—	(0.00	) (1)	—

Net Asset Value per Share, End of period	$17.30		$24.91	$18.27	$12.69	$11.17		$10.64

Total Return	(27.45	)% (4)	36.34%	43.97%	13.61%	5.00%		6.40	% (3)

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$3,758		$5,483	$3,539	$989	$693		$532

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.25	% (5)	2.21%	3.83%	7.99%	9.60%		26.07	% (5)

After Expense Reimbursement	1.00	% (5)	1.00%	1.00%	1.01%	1.05%		1.05	% (5)

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.61	)% (5)	(0.61)%	(0.53)%	(0.25)%	(0.33)%		0.25	% (5)

Portfolio Turnover Rate	20.15	% (4)	87.71%	24.16%	61.09%	74.22%		13.05	% (3)

(1)	Amount rounds to less than $0.01 per share.
(2)	Computed using average shares outstanding throughout the period.
(3)	For the period August 31, 2017 (Commencement of Operations) through October 31, 2017.
(4)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying Notes to Financial Statements.

62

TCW Conservative Allocation Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$13.96		$12.22	$12.09	$11.68	$12.17	$12.13

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.13	0.18	0.24	0.20	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(1.36)		1.80	0.76	0.89	(0.19)	0.67

Total from Investment Operations	(1.24)		1.93	0.94	1.13	0.01	0.82

Less Distributions:
Distributions from Net Investment Income	(0.30)		(0.12)	(0.71)	(0.21)	(0.20)	(0.29)
Distributions from Net Realized Gain	(0.97)		(0.07)	(0.10)	(0.51)	(0.30)	(0.49)

Total Distributions	(1.27)		(0.19)	(0.81)	(0.72)	(0.50)	(0.78)

Net Asset Value per Share, End of period	$11.45		$13.96	$12.22	$12.09	$11.68	$12.17

Total Return	(9.87	)% (2)	15.92%	8.19%	10.46%	0.04%	7.28%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$30,245		$35,264	$36,714	$29,565	$27,925	$30,144

Ratio of Expenses to Average Net Assets (3)	0.41	% (4)	0.44%	0.39%	0.44%	0.37%	0.36%

Ratio of Net Investment Income to Average Net Assets	1.84	% (4)	0.94%	1.56%	2.03%	1.68%	1.26%

Portfolio Turnover Rate	9.67	% (2)	26.34%	26.22%	21.66%	19.79%	55.53%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW Conservative Allocation Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$13.97		$12.22	$12.09	$11.67	$12.15	$12.07

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.09	0.15	0.20	0.15	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.37)		1.81	0.75	0.90	(0.18)	0.66

Total from Investment Operations	(1.27)		1.90	0.90	1.10	(0.03)	0.77

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.08)	(0.67)	(0.17)	(0.15)	(0.20)
Distributions from Net Realized Gain	(0.97)		(0.07)	(0.10)	(0.51)	(0.30)	(0.49)

Total Distributions	(1.23)		(0.15)	(0.77)	(0.68)	(0.45)	(0.69)

Net Asset Value per Share, End of period	$11.47		$13.97	$12.22	$12.09	$11.67	$12.15

Total Return	(10.02	)% (2)	15.64%	7.85%	10.16%	(0.35)%	6.74%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$819		$736	$452	$350	$518	$532

Ratio of Expenses to Average Net Assets: (3)

Before Expense Reimbursement	3.45	% (4)	3.73%	6.06%	6.89%	5.14%	3.30%

After Expense Reimbursement	0.67	% (4)	0.68%	0.70%	0.74%	0.76%	0.81%

Ratio of Net Investment Income to Average Net Assets	1.58	% (4)	0.70%	1.23%	1.75%	1.28%	0.89%

Portfolio Turnover Rate	9.67	% (2)	26.34%	26.22%	21.66%	19.79%	55.53%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW Global Real Estate Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$15.45		$11.07	$11.16	$9.30	$10.10	$9.42

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.36	0.17	0.33	0.25	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		4.30	(0.05)	1.78	(0.85)	0.70

Total from Investment Operations	(1.56)		4.66	0.12	2.11	(0.60)	0.95

Less Distributions:
Distributions from Net Investment Income	(0.46)		(0.28)	(0.16)	(0.25)	(0.20)	(0.27)
Distributions from Net Realized Gain	(0.85)		—	—	—	—	—
Distributions from Return of Capital	—		—	(0.05)	—	—	—

Total Distributions	(1.31)		(0.28)	(0.21)	(0.25)	(0.20)	(0.27)

Net Asset Value per Share, End of period	$12.58		$15.45	$11.07	$11.16	$9.30	$10.10

Total Return	(11.18	)% (2)	42.32%	1.15%	23.17%	(6.06)%	10.28%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$31,301		$24,949	$9,175	$6,518	$2,886	$2,818

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.23	% (3)	1.45%	2.80%	3.15%	3.78%	4.38%

After Expense Reimbursement	0.90	% (3)	0.92%	1.00%	1.00%	1.12%	1.37%

Ratio of Net Investment Income to Average Net Assets	1.77	% (3)	2.50%	1.59%	3.25%	2.55%	2.57%

Portfolio Turnover Rate	90.65	% (2)	164.29%	136.71%	85.18%	121.67%	74.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW Global Real Estate Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$15.43		$11.06	$11.16	$9.30	$10.10	$9.42

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.33	0.13	0.39	0.24	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)		4.30	(0.03)	1.71	(0.85)	0.70

Total from Investment Operations	(1.57)		4.63	0.10	2.10	(0.61)	0.95

Less Distributions:
Distributions from Net Investment Income	(0.45)		(0.26)	(0.15)	(0.24)	(0.19)	(0.27)
Distributions from Net Realized Gain	(0.85)		—	—	—	—	—
Distributions from Return of Capital	—		—	(0.05)	—	—	—

Total Distributions	(1.30)		(0.26)	(0.20)	(0.24)	(0.19)	(0.27)

Net Asset Value per Share, End of period	$12.56		$15.43	$11.06	$11.16	$9.30	$10.10

Total Return	(11.18	)% (2)	42.10%	0.94%	22.99%	(6.14)%	10.28%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$15,891		$14,634	$4,370	$658	$536	$581

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.54	% (3)	1.90%	5.14%	7.17%	7.65%	7.92%

After Expense Reimbursement	1.00	% (3)	1.03%	1.15%	1.15%	1.22%	1.37%

Ratio of Net Investment Income to Average Net Assets	1.69	% (3)	2.36%	1.21%	3.88%	2.46%	2.51%

Portfolio Turnover Rate	90.65	% (2)	164.29%	136.71%	85.18%	121.67%	74.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW New America Premier Equities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$31.80		$22.64		$20.34	$16.27	$15.24	$11.23

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.04)		0.11		0.01	0.11	(0.02)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(4.70)		9.05		2.48	4.18	1.59	4.22

Total from Investment Operations	(4.74)		9.16		2.49	4.29	1.57	4.23

Less Distributions:
Distributions from Net Investment Income	—		(0.00	) (2)	(0.10)	(0.01)	—	(0.05)
Distributions from Net Realized Gain	(3.66)		—		(0.09)	(0.21)	(0.54)	(0.17)

Total Distributions	(3.66)		(0.00	) (2)	(0.19)	(0.22)	(0.54)	(0.22)

Net Asset Value per Share, End of period	$23.40		$31.80		$22.64	$20.34	$16.27	$15.24

Total Return	(17.25	)% (3)	40.46%		12.31%	26.79%	10.60%	38.41%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$146,975		$201,523		$153,647	$103,442	$28,486	$16,527

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.80	% (4)	0.80%		0.83%	0.93%	1.28%	1.79%

After Expense Reimbursement	N/A		N/A		N/A	0.82%	1.04%	1.04%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.27	)% (4)	0.37%		0.03%	0.56%	(0.13)%	0.11%

Portfolio Turnover Rate	39.41	% (3)	135.09%		88.08%	105.28%	49.68%	114.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW New America Premier Equities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021		2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$31.64		$22.59		$20.31	$16.27	$15.24	$11.23

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.07)		0.03		(0.01)	0.06	(0.02)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(4.68)		9.02		2.44	4.20	1.59	4.22

Total from Investment Operations	(4.75)		9.05		2.43	4.26	1.57	4.23

Less Distributions:
Distributions from Net Investment Income	—		(0.00	) (2)	(0.06)	(0.01)	—	(0.05)
Distributions from Net Realized Gain	(3.66)		—		(0.09)	(0.21)	(0.54)	(0.17)

Total Distributions	(3.66)		(0.00	) (2)	(0.15)	(0.22)	(0.54)	(0.22)

Net Asset Value per Share, End of period	$23.23		$31.64		$22.59	$20.31	$16.27	$15.24

Total Return	(17.38	)% (3)	40.07%		12.02%	26.60%	10.60%	38.41%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$23,558		$30,348		$29,870	$52,130	$4,879	$2,313

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.19	% (4)	1.20%		1.17%	1.28%	2.14%	3.64%

After Expense Reimbursement	1.08	% (4)	1.09%		1.05%	1.00%	1.04%	1.04%

Ratio of Net Investment Income (Loss) to Average Net Assets	(0.55	)% (4)	0.10%		(0.05)%	0.32%	(0.13)%	0.11%

Portfolio Turnover Rate	39.41	% (3)	135.09%		88.08%	105.28%	49.68%	114.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

68

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$22.12		$14.91	$17.92	$17.47	$19.14	$16.95

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.37	0.40	0.39	0.35	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)		7.22	(1.81)	1.37	(0.90)	2.17

Total from Investment Operations	(0.65)		7.59	(1.41)	1.76	(0.55)	2.65

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.38)	(0.41)	(0.39)	(0.40)	(0.46)
Distributions from Net Realized Gain	(2.02)		—	(1.19)	(0.92)	(0.72)	—

Total Distributions	(2.21)		(0.38)	(1.60)	(1.31)	(1.12)	(0.46)

Net Asset Value per Share, End of period	$19.26		$22.12	$14.91	$17.92	$17.47	$19.14

Total Return	(3.67	)% (2)	51.22%	(8.71)%	11.27%	(3.28)%	15.69%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$72,553		$78,001	$55,326	$88,314	$95,108	$128,498

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.74	% (3)	0.75%	0.75%	0.75%	0.78%	0.78%

After Expense Reimbursement	0.70	% (3)	0.70%	0.71%	0.74%	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	1.89	% (3)	1.86%	2.53%	2.28%	1.84%	2.60%

Portfolio Turnover Rate	6.51	% (2)	17.00%	19.68%	17.71%	18.48%	23.45%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

69

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$22.55		$15.20	$18.24	$17.77	$19.46	$17.23

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.18		0.34	0.37	0.37	0.32	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)		7.35	(1.84)	1.38	(0.93)	2.23

Total from Investment Operations	(0.68)		7.69	(1.47)	1.75	(0.61)	2.66

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.34)	(0.38)	(0.36)	(0.36)	(0.43)
Distributions from Net Realized Gain	(2.02)		—	(1.19)	(0.92)	(0.72)	—

Total Distributions	(2.19)		(0.34)	(1.57)	(1.28)	(1.08)	(0.43)

Net Asset Value per Share, End of period	$19.68		$22.55	$15.20	$18.24	$17.77	$19.46

Total Return	(3.73	)% (2)	50.90%	(8.88)%	11.02%	(3.52)%	15.46%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$184,450		$202,187	$152,934	$223,322	$411,123	$493,766

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.02	% (3)	1.04%	1.02%	1.04%	1.05%	1.05%

After Expense Reimbursement	0.90	% (3)	0.90%	0.92%	0.96%	1.00%	1.00%

Ratio of Net Investment Income to Average Net Assets	1.69	% (3)	1.66%	2.32%	2.10%	1.62%	2.24%

Portfolio Turnover Rate	6.51	% (2)	17.00%	19.68%	17.71%	18.48%	23.45%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

70

TCW Relative Value Large Cap Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$15.04		$10.84	$18.69	$19.82	$24.30	$21.38

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.18	0.22	0.33	0.28	0.49
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)		5.07	(0.57)	0.84	(1.18)	3.96

Total from Investment Operations	(0.65)		5.25	(0.35)	1.17	(0.90)	4.45

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.22)	(0.49)	(0.31)	(0.47)	(0.41)
Distributions from Net Realized Gain	(1.04)		(0.83)	(7.01)	(1.99)	(3.11)	(1.12)

Total Distributions	(1.23)		(1.05)	(7.50)	(2.30)	(3.58)	(1.53)

Net Asset Value per Share, End of period	$13.16		$15.04	$10.84	$18.69	$19.82	$24.30

Total Return	(5.13	)% (2)	50.84%	(7.02)%	8.13%	(5.11)%	21.55%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$104,639		$117,205	$83,765	$136,917	$402,035	$472,078

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.78%	0.77%	0.77%

After Expense Reimbursement	0.70	% (3)	0.70%	0.71%	0.74%	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	1.39	% (3)	1.31%	1.88%	1.79%	1.28%	2.11%

Portfolio Turnover Rate	7.98	% (2)	17.16%	31.17%	19.47%	20.47%	24.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

71

TCW Relative Value Large Cap Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$14.97		$10.79	$18.62	$19.74	$24.21	$21.31

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.15	0.19	0.28	0.23	0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.76)		5.05	(0.56)	0.86	(1.18)	3.94

Total from Investment Operations	(0.67)		5.20	(0.37)	1.14	(0.95)	4.38

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.19)	(0.45)	(0.27)	(0.41)	(0.36)
Distributions from Net Realized Gain	(1.04)		(0.83)	(7.01)	(1.99)	(3.11)	(1.12)

Total Distributions	(1.19)		(1.02)	(7.46)	(2.26)	(3.52)	(1.48)

Net Asset Value per Share, End of period	$13.11		$14.97	$10.79	$18.62	$19.74	$24.21

Total Return	(5.22	)% (2)	50.56%	(7.17)%	7.92%	(5.35)%	21.27%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$9,360		$10,506	$9,277	$11,535	$13,003	$16,373

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.31	% (3)	1.30%	1.32%	1.24%	1.21%	1.16%

After Expense Reimbursement	0.90	% (3)	0.90%	0.91%	0.95%	0.99%	1.00%

Ratio of Net Investment Income to Average Net Assets	1.20	% (3)	1.11%	1.67%	1.52%	1.05%	1.93%

Portfolio Turnover Rate	7.98	% (2)	17.16%	31.17%	19.47%	20.47%	24.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

72

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$29.62		$18.90	$21.06	$22.44	$25.96	$20.02

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.17	0.17	0.18	0.12	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(2.00)		10.72	(1.78)	0.21	(1.56)	5.96

Total from Investment Operations	(1.91)		10.89	(1.61)	0.39	(1.44)	6.07

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.17)	(0.18)	(0.15)	(0.13)	(0.13)
Distributions from Net Realized Gain	(3.28)		—	(0.37)	(1.62)	(1.95)	—

Total Distributions	(3.44)		(0.17)	(0.55)	(1.77)	(2.08)	(0.13)

Net Asset Value per Share, End of period	$24.27		$29.62	$18.90	$21.06	$22.44	$25.96

Total Return	(7.69	)% (2)	57.90%	(8.07)%	3.18%	(6.48)%	30.40%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$65,610		$72,545	$51,021	$63,957	$72,527	$84,136

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.96	% (3)	0.97%	0.97%	0.95%	0.92%	0.99%

After Expense Reimbursement	0.85	% (3)	0.85%	0.87%	0.90%	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	0.64	% (3)	0.63%	0.90%	0.86%	0.48%	0.45%

Portfolio Turnover Rate	14.55	% (2)	44.33%	42.07%	25.89%	22.60%	31.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

73

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$28.75		$18.34	$20.45	$21.82	$25.28	$19.50

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.14	0.15	0.15	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.93)		10.42	(1.74)	0.21	(1.52)	5.80

Total from Investment Operations	(1.86)		10.56	(1.59)	0.36	(1.43)	5.87

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.15)	(0.15)	(0.11)	(0.08)	(0.09)
Distributions from Net Realized Gain	(3.28)		—	(0.37)	(1.62)	(1.95)	—

Total Distributions	(3.41)		(0.15)	(0.52)	(1.73)	(2.03)	(0.09)

Net Asset Value per Share, End of period	$23.48		$28.75	$18.34	$20.45	$21.82	$25.28

Total Return	(7.74	)% (2)	57.78%	(8.18)%	3.12%	(6.61)%	30.15%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$13,848		$16,708	$10,902	$14,448	$18,040	$19,095

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.35	% (3)	1.37%	1.42%	1.37%	1.31%	1.37%

After Expense Reimbursement	0.95	% (3)	0.95%	0.97%	1.00%	1.04%	1.16%

Ratio of Net Investment Income to Average Net Assets	0.55	% (3)	0.54%	0.81%	0.76%	0.36%	0.29%

Portfolio Turnover Rate	14.55	% (2)	44.33%	42.07%	25.89%	22.60%	31.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

74

TCW Select Equities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$44.70		$34.13	$27.64	$27.13	$30.42	$26.06

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.08)		(0.14)	(0.08)	(0.06)	(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(10.48)		13.23	9.04	4.21	3.37	5.99

Total from Investment Operations	(10.56)		13.09	8.96	4.15	3.29	5.94

Less Distributions:
Distributions from Net Realized Gain	(5.08)		(2.52)	(2.47)	(3.64)	(6.58)	(1.58)

Net Asset Value per Share, End of period	$29.06		$44.70	$34.13	$27.64	$27.13	$30.42

Total Return	(26.68	)% (2)	40.32%	34.59%	18.98%	12.59%	24.47%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$563,618		$801,597	$633,683	$770,079	$740,485	$768,535

Ratio of Expenses to Average Net Assets	0.77	% (3)	0.77%	0.76%	0.80%	0.87%	0.88%

Ratio of Net Investment Loss to Average Net Assets	(0.43	)% (3)	(0.37)%	(0.28)%	(0.25)%	(0.29)%	(0.18)%

Portfolio Turnover Rate	7.35	% (2)	8.17%	4.09%	6.41%	15.43%	17.95%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

75

TCW Select Equities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$38.76		$29.95	$24.59	$24.61	$28.23	$24.35

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.10)		(0.19)	(0.13)	(0.11)	(0.13)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(8.90)		11.52	7.96	3.73	3.09	5.56

Total from Investment Operations	(9.00)		11.33	7.83	3.62	2.96	5.46

Less Distributions:
Distributions from Net Realized Gain	(5.08)		(2.52)	(2.47)	(3.64)	(6.58)	(1.58)

Net Asset Value per Share, End of period	$24.68		$38.76	$29.95	$24.59	$24.61	$28.23

Total Return	(26.74	)% (2)	40.06%	34.26%	18.74%	12.36%	24.20%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$127,237		$193,727	$161,625	$132,332	$133,252	$138,807

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.06	% (3)	1.04%	1.06%	1.08%	1.15%	1.16%

After Expense Reimbursement	0.95	% (3)	0.96%	0.99%	1.01%	1.08%	1.11%

Ratio of Net Investment Loss to Average Net Assets	(0.61	)% (3)	(0.56)%	(0.51)%	(0.45)%	(0.50)%	(0.39)%

Portfolio Turnover Rate	7.35	% (2)	8.17%	4.09%	6.41%	15.43%	17.95%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

76

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022 (181 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2021 to April 30, 2022)
TCW Artificial Intelligence Equity Fund
I Class Shares
Actual	$1,000.00	$726.00	0.90%		$3.85
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%		4.51

N Class Shares
Actual	$1,000.00	$725.50	1.00%		$4.28
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01

TCW Conservative Allocation Fund
I Class Shares	$1,000.00	$901.30	0.41	% (1)	$1.93	(1)
Actual	1,000.00	1,022.76	0.41	% (1)	2.06	(1)
Hypothetical (5% return before expenses)

N Class Shares
Actual	$1,000.00	$899.80	0.67	% (1)	$3.16	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.47	0.67	% (1)	3.36	(1)

TCW Global Real Estate Fund
I Class Shares	$1,000.00	$888.20	0.90%		$4.21
Actual	1,000.00	1,020.33	0.90%		4.51
Hypothetical (5% return before expenses)

N Class Shares
Actual	$1,000.00	$888.20	1.00%		$4.68
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%		5.01

77

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2021 to April 30, 2022)
TCW New America Premier Equities Fund
I Class Shares
Actual	$1,000.00	$827.50	0.80%	$3.62
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

N Class Shares
Actual	$1,000.00	$826.20	1.08%	$4.89
Hypothetical (5% return before expenses)	1,000.00	1,019.44	1.08%	5.41

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$963.30	0.70%	$3.41
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$962.70	0.90%	$4.38
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$948.70	0.70%	$3.38
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$947.80	0.90%	$4.35
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Relative Value Mid Cap Fund
I Class Shares
Actual	$1,000.00	$923.10	0.85%	$4.05
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26

N Class Shares
Actual	$1,000.00	$922.60	0.95%	$4.53
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$733.20	0.77%	$3.31
Hypothetical (5% return before expenses)	1,000.00	1,020.98	0.77%	3.86

N Class Shares
Actual	$1,000.00	$732.60	0.95%	$4.08
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

(1)	Does not include expenses of the underlying affiliated investments.

78

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

79

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David Lippman

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TO COME

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David B. Lippman President, Chief Executive Officer and Director

Dear Valued Investors,

We are pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2022. As interest rates have reset higher over the past six months, asset growth in the complex stalled on weaker market pricing, ending the reporting period at $12.6 billion. In addition, as is typical in these periods, an investor review of fixed income tends to spur reallocations away from interest rate risk and the asset class, further muting the recent growth profile. These challenges notwithstanding, higher rates do imply an improved return outlook going forward and the attendant volatility brings opportunity for our teams to apply their hallmark discipline to find value for client assets across the Fund complex.

This report contains information outlining performance and an inventory of holdings as of April 30, 2022 for the TCW Funds’ Fixed Income Funds.

Economic Review and Market Environment

A little more than two years removed from the onset of COVID-19, the arrival of which led to unprecedented commercial lockdowns and massive economic stimulus, a certain reckoning has begun to play out. While the first quarter of 2021 provided a temporary preview (which was reversed by the summer) of the consequences of the sustained monetary and fiscal largesse invoked to forestall a deep recession or worse, the start of 2022 (and indeed a few months prior) has delivered a seemingly more “permanent” higher interest rate regime. This is largely because of, one, demonstrated inflation, and two, expectations for considerable Fed tightening in the months ahead. Indicative of the inflation (and the continued geopolitical upset owing to Russia’s invasion of Ukraine), commodity prices climbed 25% in the first quarter of 2022 alone as ongoing supply issues and easy money conditions were exacerbated by the war. The contrast with the pandemic depths could not be starker: the spot price of U.S. oil, having plunged to below zero in

April 2020, traded briefly above $130 in early March before settling to the low $100 range at the end of the period. Against this backdrop, the headline consumer price index (CPI) for April showed an 8.3% year-over-year increase, and expectations are for still-elevated prices in the coming months. The Fed also made it clear it will use the primary tool at hand – higher rates – to curb inflation, initiating this hiking cycle with a 25 basis point (bps) increase to the Funds rate in March 2022 and continuing with a 50 bps hike in early May. The market is currently pricing in three additional 50 bps hikes in the next three meetings, with five 25 bps hikes priced in thereafter. Given this front-loaded expectation for the increases, the Treasury yield curve re-pricing was considerable for shorter maturities. The 2-Year Treasury yield surged nearly 222 bps from six months ago to 2.72%, while the 10-Year jumped 138 bps to 2.94%. Longer dated maturities also rose, albeit at a slower pace, with the curve briefly inverting in the beginning of April amid ongoing concern of a slowdown in growth, realized with a negative 1.4% real GDP print in the first quarter. While the Fed aims to bring the economy to neutral (or close to it), continued supply chain disruptions, enduring price pressures from the war, waning investor confidence, and the risk of a policy misstep will test its ability to execute the elusive soft landing during these hard times.

In a telling sign of current market stress, the trend of rising stock prices, largely in lockstep with the rollout of congressional COVID-19 relief measures and other accommodative policy, was reversed over the past six months as the S&P 500 Index fell 9.7% during the period. Similarly, amid sharply higher Treasury yields and heightened volatility, fixed income markets delivered largely negative total returns, with the Bloomberg U.S. Aggregate Bond Index down 9.5%, approximately 136 bps behind duration-matched Treasuries. Agency mortgage-backed securities (MBS), in particular, were challenged in this environment of rate volatility, with further headwinds

Letter to Shareholders (Continued)

coming from concerns over Fed pullback as quantitative tightening is set to begin in June with the gradual reduction of the Fed’s balance sheet. As such, the sector declined 8.5%, trailing comparable Treasuries by 192 bps. Corporate credit fell nearly 13.0% and trailed duration-matched Treasuries by 294 bps. Communications and utilities were among the worst performing sectors, while independent energy and airlines, though still negative, benefitted from a stark uptick in commodity prices and a rebound in travel. High yield credit also fell during the period, posting a negative total return of 7.4% and trailed duration-adjusted Treasuries by 183 bps. Among the other securitized sectors, commercial MBS (CMBS) was down approximately 8.0%, with both agency and non-agency collateral lagging comparable Treasuries. Finally, asset-backed securities (ABS) were down 3.8% and trailed duration-matched Treasuries by roughly 40 bps, weighed down by credit card receivables.

A Disciplined Value Philosophy

While the start to the year – one of the most difficult stretches in bond market history – also signals the possibility of turbulence in the months and quarters to come, we continue, as ever, to look at challenges as opportunity. Navigating the bumpy environment also reminds us that performance can defy reason for temporary periods; however, with appropriate risk control, discipline and alertness to buy attractive bonds at cheap and hopefully compelling prices, the stage can be set for significant longer-term outperformance. Portfolios are currently well positioned to capitalize on these opportunities, while also maintaining substantial liquidity for flexibility in all market conditions.

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David Lippman

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2022

	NAV	Six Months Return as of April 30, 2022	Total Return Annualized as of April 30, 2022 (1)
			1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Core Fixed Income Fund
I Class	$10.33	(9.99)%	(9.14)%	1.38%	1.92%	5.38	% (2)	01/01/90	(3)
N Class	$10.31	(10.02)%	(9.32)%	1.16%	1.66%	4.32%		02/26/99
Plan Class	$10.38	(9.93)%	(9.12)%	N/A	N/A	(2.97)%		02/28/20

TCW Enhanced Commodity Strategy Fund
I Class	$7.46	24.33%	44.33%	11.84%	1.56%	(0.01)%		03/31/11
N Class	$7.46	24.49%	44.24%	11.81%	1.54%	(0.03)%		03/31/11

TCW Global Bond Fund
I Class	$8.88	(12.00)%	(13.23)%	0.90%	0.95%	1.53%		11/30/11
N Class	$8.87	(12.06)%	(13.42)%	0.81%	0.90%	1.49%		11/30/11

TCW High Yield Bond Fund
I Class	$6.17	(6.70)%	(4.79)%	4.24%	5.01%	6.81	% (2)	02/01/89	(3)
N Class	$6.21	(6.90)%	(4.98)%	4.00%	4.76%	5.04%		02/26/99

TCW Short Term Bond Fund
I Class	$8.33	(1.83)%	(1.74)%	1.29%	1.04%	3.60	% (2)	02/01/90	(3)

TCW Total Return Bond Fund
I Class	$9.03	(9.98)%	(8.96)%	1.23%	2.59%	5.60%		06/17/93
N Class	$9.31	(10.14)%	(9.15)%	0.95%	2.30%	4.93%		02/26/99
Plan Class	$9.08	(9.90)%	(8.86)%	N/A	N/A	(3.40)%		02/28/20

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 107.3% of Net Assets

CORPORATE BONDS — 28.7%

Aerospace & Defense — 0.2%

Boeing Co. (The)

1.43%	02/04/24	$2,650,000	$2,547,975

4.88%	05/01/25	560,000	567,000

			3,114,975

Agriculture — 0.6%

BAT Capital Corp.

2.73%	03/25/31	695,000	571,116

4.39%	08/15/37	470,000	400,724

4.54%	08/15/47	1,270,000	1,008,638

5.28%	04/02/50	1,285,000	1,144,636

5.65%	03/16/52	1,020,000	926,109

Imperial Brands Finance PLC

3.13% (1)	07/26/24	2,300,000	2,253,724

Reynolds American, Inc.

5.70%	08/15/35	260,000	263,094

5.85%	08/15/45	2,770,000	2,592,277

			9,160,318

Airlines — 0.2%

Delta Air Lines Pass-Through Trust (19-1-AA)

3.20%	10/25/25	1,500,000	1,484,190

US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)

6.25%	10/22/24	199,996	200,770

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	997,239	1,019,391

US Airways Group, Inc. Pass-Through Certificates (12-2-A) (EETC)

4.63%	12/03/26	435,890	420,403

			3,124,754

Auto Manufacturers — 0.2%

Ford Motor Credit Co. LLC

2.37% (3 mo. USD LIBOR + 1.080%) (2)	08/03/22	1,000,000	998,750

General Motors Financial Co., Inc.

3.15%	06/30/22	1,540,000	1,541,698

			2,540,448

Banks — 9.6%

ABN AMRO Bank NV

2.47% (U.S. 1 year Treasury Constant Maturity Rate + 1.100%) (1)(2)	12/13/29	1,700,000	1,498,040

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Bank of America Corp.

1.66% (SOFR + 0.910%) (2)	03/11/27	$6,355,000	$5,763,533

1.73% (SOFR + 0.960%) (2)	07/22/27	2,535,000	2,276,050

2.09% (SOFR + 1.060%) (2)	06/14/29	2,200,000	1,917,410

2.57% (SOFR + 1.210%) (2)	10/20/32	320,000	270,496

2.69% (SOFR + 1.320%) (2)	04/22/32	3,535,000	3,041,761

2.88% (3 mo. USD LIBOR + 1.190%) (2)	10/22/30	430,000	385,052

3.00% (3 mo. USD LIBOR + 0.790%) (2)	12/20/23	5,425,000	5,413,171

3.97% (3 mo. USD LIBOR + 1.210%) (2)	02/07/30	1,125,000	1,088,322

4.57% (SOFR + 1.830%) (2)	04/27/33	1,510,000	1,504,700

Citigroup, Inc.

2.56% (SOFR + 1.167%)(2)	05/01/32	655,000	553,710

3.06% (SOFR + 1.351%) (2)	01/25/33	4,675,000	4,089,830

3.07% (SOFR + 1.280%) (2)	02/24/28	795,000	748,548

3.11% (SOFR + 2.842%) (2)	04/08/26	1,580,000	1,528,739

3.79% (SOFR + 1.939%) (2)	03/17/33	2,030,000	1,880,490

4.41% (SOFR + 3.914%) (2)	03/31/31	1,225,000	1,197,993

Credit Suisse Group AG

1.31% (SOFR + 0.980%) (1)(2)	02/02/27	2,500,000	2,189,600

2.19% (SOFR + 2.044%) (1)(2)	06/05/26	2,645,000	2,443,751

2.59% (SOFR + 1.560%) (1)(2)	09/11/25	185,000	176,486

3.09% (SOFR + 1.730%) (1)(2)	05/14/32	2,375,000	1,994,572

4.28% (1)	01/09/28	1,360,000	1,308,170

DNB Bank ASA

1.61% (U.S. 1 year Treasury Constant Maturity Rate + 0.680%) (1)(2)	03/30/28	2,570,000	2,264,852

Goldman Sachs Group, Inc. (The)

1.09% (SOFR + 0.789%) (2)	12/09/26	705,000	631,292

1.22%	12/06/23	4,225,000	4,108,559

1.43% (SOFR + 0.798%) (2)	03/09/27	5,260,000	4,705,649

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

1.54% (SOFR + 0.818%) (2)	09/10/27	$880,000	$778,070

1.95% (SOFR + 0.913%) (2)	10/21/27	1,695,000	1,522,449

3.10% (SOFR + 1.410%) (2)	02/24/33	3,110,000	2,720,930

3.20%	02/23/23	960,000	963,746

3.27% (3 mo. USD LIBOR + 1.201%) (2)	09/29/25	3,085,000	3,036,670

HSBC Holdings PLC (United Kingdom)

1.59% (SOFR + 1.290%) (2)	05/24/27	4,300,000	3,826,507

2.01% (SOFR + 1.732%) (2)	09/22/28	2,365,000	2,065,047

2.21% (SOFR+ 1.285%) (2)	08/17/29	2,570,000	2,215,700

2.25% (SOFR + 1.100%) (2)	11/22/27	985,000	891,169

2.63% (SOFR + 1.402%) (2)	11/07/25	535,000	515,307

2.80% (SOFR + 1.187%) (2)	05/24/32	845,000	710,197

JPMorgan Chase & Co.

0.70% (SOFR + 0.580%) (2)	03/16/24	790,000	772,731

0.97% (SOFR + 0.580%) (2)	06/23/25	6,625,000	6,233,727

1.56% (SOFR + 0.605%) (2)	12/10/25	2,580,000	2,430,334

1.58% (SOFR + 0.885%) (2)	04/22/27	4,360,000	3,944,710

2.55% (SOFR + 1.180%) (2)	11/08/32	665,000	564,678

2.58% (SOFR + 1.250%) (2)	04/22/32	530,000	456,341

2.95% (SOFR + 1.170%) (2)	02/24/28	750,000	706,628

2.96% (SOFR + 1.260%) (2)	01/25/33	4,120,000	3,632,316

4.59% (SOFR + 1.800%) (2)	04/26/33	755,000	759,568

Lloyds Banking Group PLC (United Kingdom)

1.63% (U.S. 1 year Treasury Constant Maturity Rate + 0.850%) (2)	05/11/27	1,500,000	1,345,575

2.91% (3 mo. USD LIBOR + 0.810%) (2)	11/07/23	3,525,000	3,522,880

3.75% (U.S. 1 year Treasury Constant Maturity Rate + 1.800%) (2)	03/18/28	955,000	922,463

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

3.87% (U.S. 1 year Treasury Constant Maturity Rate + 3.500%) (2)	07/09/25	$1,600,000	$1,598,568

Macquarie Group, Ltd. (Australia)

1.34% (SOFR + 1.069%) (1)(2)	01/12/27	2,510,000	2,231,170

2.87% (SOFR + 1.532%) (1)(2)	01/14/33	1,740,000	1,448,404

Macquarie Group, Ltd. (Australia)

4.44% (SOFR + 2.405%) (1)(2)	06/21/33	1,000,000	946,290

Morgan Stanley

0.79% (SOFR + 0.509%) (2)	01/22/25	1,020,000	969,189

1.51% (SOFR + 0.858%) (2)	07/20/27	4,985,000	4,451,854

1.59% (SOFR + 0.879%) (2)	05/04/27	2,470,000	2,228,854

2.24% (SOFR + 1.178%) (2)	07/21/32	360,000	298,170

2.51% (SOFR + 1.200%) (2)	10/20/32	335,000	282,261

2.94% (SOFR + 1.290%) (2)	01/21/33	3,295,000	2,877,392

5.30% (SOFR + 2.450%) (2)	04/20/37	990,000	993,128

NatWest Group PLC (United Kingdom)

4.27% (3 mo. USD LIBOR + 1.762%) (2)	03/22/25	3,140,000	3,142,826

Santander UK Group Holdings PLC (United Kingdom)

1.09% (SOFR + 0.787%) (2)	03/15/25	3,265,000	3,085,001

1.67% (SOFR + 0.989%) (2)	06/14/27	285,000	253,485

2.47% (SOFR + 1.220%) (2)	01/11/28	465,000	420,974

3.37% (3 mo. USD LIBOR + 1.080%) (2)	01/05/24	190,000	189,681

3.82% (3 mo. USD LIBOR + 1.400%) (2)	11/03/28	1,175,000	1,117,081

4.80% (3 mo. USD LIBOR + 1.570%) (2)	11/15/24	960,000	972,540

Santander UK PLC (United Kingdom)

5.00% (1)	11/07/23	2,460,000	2,502,410

UBS AG/London (Switzerland)

0.70% (1)	08/09/24	2,585,000	2,433,958

Wells Fargo & Co.

2.16% (3 mo. USD LIBOR + 0.750%) (2)	02/11/26	1,850,000	1,755,702

2.19% (SOFR + 2.000%) (2)	04/30/26	3,645,000	3,444,868

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

2.39% (SOFR + 2.100%) (2)	06/02/28	$630,000	$573,936

2.88% (SOFR + 1.432%) (2)	10/30/30	285,000	255,867

3.35% (SOFR + 1.500%) (2)	03/02/33	4,715,000	4,288,858

3.53% (SOFR + 1.510%) (2)	03/24/28	3,760,000	3,620,466

3.58% (3 mo. USD LIBOR + 1.310%) (2)	05/22/28	1,015,000	974,402

5.01% (SOFR + 4.502%) (2)	04/04/51	625,000	651,566

			145,527,420

Beverages — 0.6%

Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.

4.90%	02/01/46	3,325,000	3,282,324

Bacardi, Ltd.

2.75% (1)	07/15/26	750,000	703,410

4.45% (1)	05/15/25	1,780,000	1,785,773

Constellation Brands, Inc.

3.20%	02/15/23	3,890,000	3,909,411

			9,680,918

Biotechnology — 0.1%

Amgen, Inc.

4.20%	02/22/52	565,000	508,517

4.40%	02/22/62	795,000	712,964

			1,221,481

Chemicals — 0.2%

Ecolab, Inc.

2.70%	12/15/51	1,695,000	1,284,014

International Flavors & Fragrances, Inc.

5.00%	09/26/48	1,975,000	1,942,308

			3,226,322

Commercial Services — 0.2%

S&P Global, Inc.

3.70% (1)	03/01/52	790,000	689,745

4.75% (1)	08/01/28	1,750,000	1,816,837

			2,506,582

Computers — 0.1%

Apple, Inc.

2.65%	02/08/51	1,000,000	757,200

3.85%	05/04/43	275,000	261,575

			1,018,775

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services — 1.6%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	$1,655,000	$1,475,631

3.00%	10/29/28	4,345,000	3,779,455

3.88%	01/23/28	430,000	402,812

Air Lease Corp.

3.25%	03/01/25	1,300,000	1,262,045

3.63%	12/01/27	640,000	599,550

American Express Co.

2.55%	03/04/27	1,585,000	1,494,306

Avolon Holdings Funding, Ltd.

2.53% (1)	11/18/27	884,000	761,576

2.88% (1)	02/15/25	1,550,000	1,462,859

3.95% (1)	07/01/24	405,000	399,225

Capital One Financial Corp.

1.34% (SOFR + 0.690%) (2)	12/06/24	2,535,000	2,439,354

Cboe Global Markets, Inc.

3.00%	03/16/32	1,595,000	1,459,425

Charles Schwab Corp. (The)

2.90%	03/03/32	1,585,000	1,421,032

Intercontinental Exchange, Inc.

1.85%	09/15/32	1,780,000	1,435,178

LSEGA Financing PLC (United Kingdom)

2.00% (1)	04/06/28	2,470,000	2,184,779

Park Aerospace Holdings, Ltd.

4.50% (1)	03/15/23	2,715,000	2,723,886

5.50% (1)	02/15/24	108,000	109,224

Raymond James Financial, Inc.

4.95%	07/15/46	460,000	476,744

			23,887,081

Electric — 1.3%

Appalachian Power Co.

4.45%	06/01/45	690,000	635,489

Duke Energy Corp.

3.75%	09/01/46	1,290,000	1,079,011

Duke Energy Progress LLC

3.70%	10/15/46	1,325,000	1,187,505

El Paso Electric Co.

3.30%	12/15/22	2,065,000	2,074,579

Indiana Michigan Power Co.

4.55%	03/15/46	920,000	894,242

ITC Holdings Corp.

2.95% (1)	05/14/30	2,000,000	1,810,740

Jersey Central Power & Light Co.

2.75% (1)	03/01/32	2,575,000	2,258,867

Metropolitan Edison Co.

3.50% (1)	03/15/23	3,030,000	3,035,868

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Electric (Continued)

MidAmerican Energy Co.

5.80%	10/15/36	$1,655,000	$1,892,818

NextEra Energy Capital Holdings, Inc.

0.75% (3 mo. USD LIBOR + 0.270%) (2)	02/22/23	3,000,000	2,995,410

Niagara Mohawk Power Corp.

2.72% (1)	11/28/22	920,000	921,636

Tucson Electric Power Co.

4.00%	06/15/50	1,500,000	1,358,385

			20,144,550

Entertainment — 0.5%

Magallanes, Inc.

4.28% (1)	03/15/32	200,000	186,282

5.05% (1)	03/15/42	3,135,000	2,861,660

Magallanes, Inc.

5.14% (1)	03/15/52	4,484,000	4,015,332

			7,063,274

Food — 0.6%

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

3.00% (1)	02/02/29	1,445,000	1,289,215

3.00% (1)	05/15/32	1,875,000	1,571,944

Kraft Heinz Foods Co.

4.88%	10/01/49	537,000	500,033

5.00%	06/04/42	2,133,000	2,056,634

5.20%	07/15/45	775,000	759,719

Smithfield Foods, Inc.

2.63% (1)	09/13/31	2,565,000	2,127,308

			8,304,853

Foreign Government Bonds — 0.1%

Airport Authority

3.25% (1)	01/12/52	1,710,000	1,422,711

Gas — 0.2%

KeySpan Gas East Corp.

3.59% (1)	01/18/52	1,150,000	926,750

5.82% (1)	04/01/41	1,551,000	1,660,966

			2,587,716

Health Care-Products — 0.1%

Alcon Finance Corp.

2.60% (1)	05/27/30	2,255,000	1,944,915

Health Care-Services — 1.7%

Anthem, Inc.

3.65%	12/01/27	2,405,000	2,355,123

Barnabas Health, Inc.

4.00%	07/01/28	3,290,000	3,253,330

Issues	Maturity Date	Principal Amount	Value

Health Care-Services (Continued)

Centene Corp.

3.00%	10/15/30	$3,888,000	$3,388,450

CommonSpirit Health

2.78%	10/01/30	955,000	849,855

4.35%	11/01/42	600,000	560,628

Fresenius Medical Care US Finance III, Inc.

1.88% (1)	12/01/26	1,650,000	1,496,599

HCA, Inc.

2.38%	07/15/31	715,000	589,467

3.13% (1)	03/15/27	455,000	428,459

3.63% (1)	03/15/32	505,000	453,339

4.13%	06/15/29	3,946,000	3,786,266

4.63% (1)	03/15/52	800,000	700,408

5.25%	04/15/25	770,000	794,107

5.25%	06/15/26	930,000	957,230

5.25%	06/15/49	600,000	573,339

5.50%	06/15/47	1,620,000	1,601,354

Humana, Inc.

2.15%	02/03/32	2,055,000	1,695,971

3.70%	03/23/29	2,050,000	1,970,603

			25,454,528

Insurance — 1.6%

Aon Corp. / Aon Global Holdings PLC

3.90%	02/28/52	805,000	695,713

Athene Global Funding

1.99% (1)	08/19/28	4,000,000	3,385,680

2.72% (1)	01/07/29	240,000	211,071

Athene Global Funding

3.21% (1)	03/08/27	815,000	763,920

Berkshire Hathaway Finance Corp.

3.85%	03/15/52	2,375,000	2,118,215

Farmers Exchange Capital

7.20% (1)	07/15/48	1,495,000	1,890,520

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (1)(2)	11/01/53	2,065,000	2,265,431

Nationwide Mutual Insurance Co.

3.12% (3 mo. USD LIBOR + 2.290%) (1)(2)	12/15/24	4,000,000	4,000,069

New York Life Insurance Co.

3.75% (1)	05/15/50	1,475,000	1,288,584

Progressive Corp. (The)

3.00%	03/15/32	1,425,000	1,296,183

Protective Life Global Funding

1.62% (1)	04/15/26	2,955,000	2,725,633

Teachers Insurance & Annuity Association of America

3.30% (1)	05/15/50	2,980,000	2,393,167

4.27% (1)	05/15/47	130,000	122,687

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

Willis North America, Inc.

4.50%	09/15/28	$1,445,000	$1,442,305

			24,599,178

Internet — 0.1%

Tencent Holdings, Ltd.

3.68% (1)	04/22/41	825,000	674,107

3.84% (1)	04/22/51	825,000	655,256

3.98% (1)	04/11/29	740,000	710,755

			2,040,118

Media — 0.6%

Charter Communications Operating LLC / Charter Communications Operating Capital

4.80%	03/01/50	495,000	413,077

5.13%	07/01/49	1,080,000	934,470

5.25%	04/01/53	1,530,000	1,337,346

5.38%	04/01/38	1,475,000	1,376,986

5.38%	05/01/47	2,755,000	2,467,157

5.75%	04/01/48	1,028,000	973,002

Paramount Global

4.20%	05/19/32	1,460,000	1,347,522

Walt Disney Co. (The)

3.60%	01/13/51	1,080,000	934,804

			9,784,364

Miscellaneous Manufacturers — 0.2%

GE Capital International Funding Co. Unlimited Co. (Ireland)

4.42%	11/15/35	220,000	215,350

General Electric Co.

0.99% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	3,045,000	2,534,290

6.75%	03/15/32	539,000	630,564

			3,380,204

Oil & Gas — 0.4%

Exxon Mobil Corp.

3.45%	04/15/51	1,157,000	995,489

Petroleos Mexicanos

6.63%	06/15/35	60,000	48,885

6.75%	09/21/47	2,625,000	1,902,259

6.95%	01/28/60	510,000	374,850

7.69%	01/23/50	1,505,000	1,178,415

Shell International Finance BV

3.00%	11/26/51	1,173,000	919,339

			5,419,237

Packaging & Containers — 0.3%

Amcor Finance USA, Inc.

3.63%	04/28/26	1,380,000	1,364,365

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Berry Global, Inc.

1.57%	01/15/26	$3,645,000	$3,318,918

4.88% (1)	07/15/26	580,000	577,100

			5,260,383

Pharmaceuticals — 1.4%

AbbVie, Inc.

4.40%	11/06/42	1,840,000	1,747,006

4.45%	05/14/46	1,035,000	976,833

4.50%	05/14/35	267,000	264,169

Bayer US Finance II LLC

4.25% (1)	12/15/25	845,000	848,781

4.38% (1)	12/15/28	4,540,000	4,511,256

4.63% (1)	06/25/38	500,000	479,075

4.88% (1)	06/25/48	2,430,000	2,370,219

Bristol-Myers Squibb Co.

3.70%	03/15/52	1,700,000	1,509,413

Cigna Corp.

3.40%	03/15/51	500,000	392,495

4.13%	11/15/25	1,525,000	1,541,829

CVS Health Corp.

3.88%	07/20/25	1,477,000	1,479,802

5.05%	03/25/48	4,505,000	4,531,489

			20,652,367

Pipelines — 1.0%

Enbridge Energy Partners LP

5.88%	10/15/25	333,000	352,214

Energy Transfer LP

4.95%	06/15/28	200,000	202,146

5.00%	05/15/50	1,780,000	1,587,867

5.15%	03/15/45	1,870,000	1,697,773

5.40%	10/01/47	2,568,000	2,364,923

5.95%	10/01/43	630,000	611,900

Plains All American Pipeline LP / PAA Finance Corp.

3.80%	09/15/30	375,000	347,923

Rockies Express Pipeline LLC

4.95% (1)	07/15/29	2,000,000	1,880,280

6.88% (1)	04/15/40	350,000	332,500

Ruby Pipeline LLC

8.00% (1)(3)(4)(5)	04/01/22	1,353,030	1,204,197

Southern Natural Gas Co. LLC

7.35%	02/15/31	2,380,000	2,745,193

TC PipeLines LP

4.38%	03/13/25	710,000	719,782

Texas Eastern Transmission LP

2.80% (1)	10/15/22	920,000	918,960

TransCanada PipeLines, Ltd.

6.10%	06/01/40	375,000	422,231

			15,387,889

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

REIT — 1.4%

American Assets Trust LP

3.38%	02/01/31	$1,515,000	$1,347,547

American Campus Communities Operating Partnership LP

2.85%	02/01/30	620,000	586,844

3.30%	07/15/26	1,000,000	986,691

4.13%	07/01/24	1,425,000	1,441,843

Boston Properties LP

3.25%	01/30/31	345,000	312,563

GLP Capital LP / GLP Financing II, Inc.

4.00%	01/15/30	265,000	245,072

5.30%	01/15/29	1,280,000	1,291,162

5.38%	11/01/23	1,000,000	1,014,550

5.38%	04/15/26	1,823,000	1,861,789

5.75%	06/01/28	1,600,000	1,682,017

Healthcare Trust of America Holdings LP

2.00%	03/15/31	2,970,000	2,417,872

3.10%	02/15/30	1,705,000	1,547,711

Invitation Homes Operating Partnership LP

4.15%	04/15/32	1,540,000	1,472,902

Lexington Realty Trust (REIT)

2.38%	10/01/31	855,000	694,961

SL Green Operating Partnership LP

3.25%	10/15/22	2,380,000	2,382,214

VICI Properties LP 4.95%	02/15/30	455,000	452,197

5.13%	05/15/32	1,215,000	1,206,483

5.63%	05/15/52	845,000	843,099

			21,787,517

Retail — 0.2%

Alimentation Couche-Tard, Inc.

3.55% (1)	07/26/27	1,710,000	1,646,977

Starbucks Corp.

3.00%	02/14/32	1,605,000	1,422,431

			3,069,408

Savings & Loans — 0.3%

Nationwide Building Society

2.97% (SOFR + 1.290%) (1)(2)	02/16/28	1,630,000	1,514,417

3.77% (3 mo. USD LIBOR + 1.064%) (1)(2)	03/08/24	2,670,000	2,671,901

4.36% (3 mo. USD LIBOR + 1.392%) (1)(2)	08/01/24	400,000	403,486

			4,589,804

Issues	Maturity Date	Principal Amount	Value

Semiconductors — 0.2%

Broadcom, Inc.

3.42% (1)	04/15/33	$1,100,000	$946,374

4.30%	11/15/32	640,000	601,210

Intel Corp.

3.05%	08/12/51	153,000	118,898

TSMC Arizona Corp.

4.25%	04/22/32	1,065,000	1,059,962

4.50%	04/22/52	750,000	750,120

			3,476,564

Software — 0.3%

Oracle Corp.

3.60%	04/01/50	2,000,000	1,441,743

3.95%	03/25/51	2,425,000	1,846,177

Take Two Interactive

4.00%	04/14/32	1,525,000	1,455,445

			4,743,365

Telecommunications — 2.5%

AT&T, Inc.

2.55%	12/01/33	4,625,000	3,825,376

3.80%	12/01/57	5,286,000	4,237,008

4.75%	05/15/46	1,130,000	1,121,703

4.85%	03/01/39	1,554,000	1,556,176

5.25%	03/01/37	2,155,000	2,294,795

Level 3 Financing, Inc.

3.40% (1)	03/01/27	575,000	521,588

3.88% (1)	11/15/29	4,170,000	3,685,488

Qwest Corp.

7.25%	09/15/25	920,000	1,000,500

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

4.74% (1)	03/20/25	4,747,500	4,786,812

5.15% (1)	09/20/29	2,505,000	2,579,066

T-Mobile USA, Inc.

2.55%	02/15/31	657,000	558,701

3.75%	04/15/27	1,675,000	1,631,534

3.88%	04/15/30	4,155,000	3,939,959

4.38%	04/15/40	1,990,000	1,836,012

Verizon Communications, Inc.

2.36%	03/15/32	610,000	515,121

2.55%	03/21/31	825,000	716,743

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49	1,897,000	1,817,046

5.25%	05/30/48	1,390,000	1,385,774

			38,009,402

Transportation — 0.0%

Union Pacific Corp.

3.50%	02/14/53	805,000	683,292

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Water — 0.1%

American Water Capital Corp.

3.45%	05/01/50	$2,385,000	$2,012,081

Total Corporate Bonds

(Cost: $476,050,745)			436,826,794

MUNICIPAL BONDS — 0.6%

City of New York NY

1.82%	08/01/30	1,325,000	1,115,615

3.00%	08/01/34	380,000	338,002

Metropolitan Transportation Authority

5.18%	11/15/49	335,000	361,162

New York City Transitional Finance Authority Future Tax Secured Revenue

2.00%	08/01/35	1,000,000	762,902

2.40%	11/01/32	585,000	491,832

2.45%	11/01/34	2,485,000	2,042,326

Regents of the University of California Medical Center Pooled Revenue

3.26%	05/15/60	3,115,000	2,440,029

University of Michigan 3.50%	04/01/52	1,565,000	1,415,421

Total Municipal Bonds

(Cost: $10,849,064)			8,967,289

ASSET-BACKED SECURITIES — 6.3%

AGL CLO, Ltd. (20-7A-BR)

2.74% (3 mo. USD LIBOR + 1.700%) (1)(2)	07/15/34	4,385,000	4,328,434

AIG CLO, Ltd. (18-1A-A1R)

2.18% (3 mo. USD LIBOR + 1.120%) (1)(2)	04/20/32	4,300,000	4,268,395

Aligned Data Centers Issuer LLC (21-1A-A2)

1.94% (1)	08/15/46	3,372,000	3,048,761

AMMC CLO XIII, Ltd. (13-13A-A1R2)

2.23% (3 mo. USD LIBOR + 1.050%) (1)(2)	07/24/29	4,483,831	4,462,085

Ares LXII CLO, Ltd. (21-62A-B)

1.87% (3 mo. USD LIBOR + 1.650%) (1)(2)	01/25/34	4,000,000	3,947,600

Brazos Education Loan Authority, Inc. (12-1-A1)

1.37% (1 mo. USD LIBOR + 0.700%) (2)	12/26/35	471,883	467,233

Brazos Higher Education Authority, Inc. (10-1-A2)

1.70% (3 mo. USD LIBOR + 1.200%) (2)	02/25/35	675,000	679,411

Brazos Higher Education Authority, Inc. (11-1-A3)

1.55% (3 mo. USD LIBOR + 1.050%) (2)	11/25/33	1,695,000	1,696,004

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

CIFC Funding, Ltd (21-7A-A1)

2.31% (3 mo. USD LIBOR + 1.130%) (1)(2)	01/23/35	$4,300,000	$4,240,875

Citigroup Mortgage Loan Trust (06-AMC1-A1)

0.96% (1 mo. USD LIBOR + 0.290%) (1)(2)	09/25/36	8,558,998	8,348,153

Dryden XXVI Senior Loan Fund (13-26A-AR)

1.94% (3 mo. USD LIBOR + 0.900%) (1)(2)	04/15/29	2,021,509	2,006,649

Educational Funding of the South, Inc. (11-1-A2)

1.83% (3 mo. USD LIBOR + 0.650%) (2)	04/25/35	542,022	538,344

Educational Services of America, Inc. (12-2-A)

1.40% (1 mo. USD LIBOR + 0.730%) (1)(2)	04/25/39	297,363	296,711

Global SC Finance SRL (14-1A-A2)

3.09% (1)	07/17/29	690,567	676,689

GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)

2.35% (3 mo. USD LIBOR + 1.110%) (1)(2)	10/29/29	3,018,223	3,009,018

Higher Education Funding I (14-1-A)

1.55% (3 mo. USD LIBOR + 1.050%) (1)(2)	05/25/34	1,093,236	1,094,520

JGWPT XXX LLC (13-3A-A)

4.08% (1)	01/17/73	1,186,217	1,194,480

JGWPT XXX LLC (14-2A-A)

3.61% (1)	01/17/73	1,424,815	1,387,592

Madison Park Funding XLVIII, Ltd. (21-48A-A)

2.19% (3 mo. USD LIBOR + 1.150%) (1)(2)	04/19/33	4,320,000	4,293,000

Navient Private Education Refi Loan Trust (21-GA-A)

1.58% (1)	04/15/70	3,460,696	3,253,339

Navient Student Loan Trust (14-3-A)

1.29% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	2,878,615	2,819,881

Navient Student Loan Trust (14-4-A)

1.08% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	1,436,693	1,407,546

Nelnet Student Loan Trust (14-4A-A2)

1.62% (1 mo. USD LIBOR + 0.950%) (1)(2)	11/25/48	2,965,000	2,958,513

OCP CLO 2020-19, Ltd. (20-19A-AR)

2.21% (3 mo. USD LIBOR + 1.150%) (1)(2)	10/20/34	3,600,000	3,550,644

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Octagon Investment Partners XIV, Ltd. (12-1A-AARR)

1.99% (3 mo. USD LIBOR + 0.950%) (1)(2)	07/15/29	$4,100,000	$4,070,070

PHEAA Student Loan Trust (15-1A-A)

1.27% (1 mo. USD LIBOR + 0.600%) (1)(2)	10/25/41	1,112,671	1,098,618

Skyline Trust (2020-1 A)

3.23% (4)(6)	07/03/38	4,678,440	4,318,785

SLM Student Loan Trust (03-7A-A5A)

2.03% (3 mo. USD LIBOR + 1.200%) (1)(2)	12/15/33	2,020,888	1,985,429

SLM Student Loan Trust (08-2-B)

2.38% (3 mo. USD LIBOR + 1.200%) (2)	01/25/83	710,000	652,110

SLM Student Loan Trust (08-3-B)

2.38% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	710,000	653,590

SLM Student Loan Trust (08-4-A4)

2.83% (3 mo. USD LIBOR + 1.650%) (2)	07/25/22	3,516,917	3,522,052

SLM Student Loan Trust (08-4-B)

3.03% (3 mo. USD LIBOR + 1.850%) (2)	04/25/73	710,000	696,504

SLM Student Loan Trust (08-5-B)

3.03% (3 mo. USD LIBOR + 1.850%) (2)	07/25/73	710,000	709,037

SLM Student Loan Trust (08-6-A4)

2.28% (3 mo. USD LIBOR + 1.100%) (2)	07/25/23	2,926,954	2,904,979

SLM Student Loan Trust (08-6-B)

3.03% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	694,740

SLM Student Loan Trust (08-7-B)

3.03% (3 mo. USD LIBOR + 1.850%) (2)	07/26/83	710,000	706,285

SLM Student Loan Trust (08-8-B)

3.43% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	710,000	711,546

SLM Student Loan Trust (08-9-A)

2.68% (3 mo. USD LIBOR + 1.500%) (2)	04/25/23	1,037,004	1,037,205

SLM Student Loan Trust (08-9-B)

3.43% (3 mo. USD LIBOR + 2.250%) (2)	10/25/83	710,000	712,954

SLM Student Loan Trust (11-2-A2)

1.87% (1 mo. USD LIBOR + 1.200%) (2)	10/25/34	1,849,092	1,855,904

SLM Student Loan Trust (12-7-A3)

1.32% (1 mo. USD LIBOR + 0.650%) (2)	05/26/26	1,621,329	1,587,332

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Vantage Data Centers Issuer LLC (18-2A-A2)

4.20% (1)	11/16/43	$4,143,424	$4,188,515

Total Asset-backed Securities

(Cost: $97,314,836)			96,079,532

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.5%

Fannie Mae, Pool #AN0245

3.42%	11/01/35	1,906,929	1,901,038

Fannie Mae, Pool #BL6060

2.46%	04/01/40	1,840,000	1,544,939

Freddie Mac Multifamily Structured Pass-Through Certificates (K155-A3)

3.75%	04/25/33	4,045,000	4,163,290

Total Commercial Mortgage-Backed Securities —Agency

(Cost: $7,908,193)			7,609,267

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 3.0%

Arbor Realty Commercial Real Estate Note, Ltd. (21-FL3-A)

1.62% (1 mo. USD LIBOR + 1.070%) (1)(2)	08/15/34	3,882,000	3,794,263

BAMLL Commercial Mortgage Securities Trust (18-PARK-A)

4.23% (1)(6)	08/10/38	1,930,000	1,908,403

BDS, Ltd. (19-FL4-A)

1.65% (1 mo. USD LIBOR + 1.100%) (1)(2)	08/15/36	3,077,684	3,043,035

BPR Trust

2.25%	04/15/37	3,678,000	3,664,184

BX Trust (19-OC11-A)

3.20% (1)	12/09/41	585,000	545,224

BXHPP Trust (21-FILM-A)

1.20% (1 mo. USD LIBOR + 0.650%) (1)(2)	08/15/36	3,000,000	2,914,078

CALI Mortgage Trust (19-101C-A)

3.96% (1)	03/10/39	1,285,000	1,251,993

COMM 2015-CCRE27 Mortgage Trust (15-CR27-A3)

3.35%	10/10/48	4,738,975	4,685,514

CPT Mortgage Trust (19-CPT-A)

2.87% (1)	11/13/39	1,105,000	1,015,247

DC Office Trust (19-MTC-A)

2.97% (1)	09/15/45	1,180,000	1,078,415

Hudson Yards Mortgage Trust (19-30HY-A)

3.23% (1)	07/10/39	2,185,000	2,063,306

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (1)(6)	12/10/41	1,180,000	1,095,215

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (1)	06/05/39	$1,160,000	$1,103,495

JPMorgan Mortgage Trust (21-14-A3)

2.50% (1)(6)	05/25/52	5,384,788	4,751,864

JPMorgan Mortgage Trust (22-1 A3)

2.50% (1)(6)	07/25/52	9,276,089	8,191,584

Manhattan West Mortgage Trust (20-1MW-A)

2.13% (1)	09/10/39	1,720,000	1,553,942

MKT Mortgage Trust (20-525M-A)

2.69% (1)	02/12/40	850,000	756,089

One Bryant Park Trust (19-OBP-A)

2.52% (1)	09/15/54	1,495,000	1,326,947

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A1)

3.87% (1)(6)	01/05/43	1,710,000	1,522,299

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B)

4.14% (1)(6)	01/05/43	70,000	63,357

Total Commercial Mortgage-Backed Securities —Non-Agency

(Cost: $49,787,796)			46,328,454

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 31.6%

Fannie Mae, Pool #BN7755

3.00%	09/01/49	3,216,247	3,069,097

Fannie Mae, Pool #FM2318

3.50%	09/01/49	314,543	308,095

Fannie Mae, Pool #MA4152

2.00%	10/01/40	5,716,088	5,132,680

Fannie Mae, Pool #MA4387

2.00%	07/01/41	3,134,744	2,824,673

Fannie Mae (19-79-FA)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	01/25/50	1,727,737	1,734,944

Fannie Mae

2.00%	12/01/51	9,366,007	8,278,590

Fannie Mae (01-14-SH) (I/F)

25.49% (-1 mo. USD LIBOR + 27.825%) (2)	03/25/30	60,465	79,997

Fannie Mae (01-34-FV)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	08/25/31	82,915	83,174

Fannie Mae (04-W10-A6) (PAC)

5.75%	08/25/34	833,138	835,668

Fannie Mae (07-89-GF)

1.19% (1 mo. USD LIBOR + 0.520%) (2)	09/25/37	354,277	357,254

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (08-30-SA) (I/O) (I/F)

6.18% (-1 mo. USD LIBOR + 6.850%) (2)	04/25/38	$57,990	$10,236

Fannie Mae (08-62-SN) (I/O) (I/F)

5.53% (-1 mo. USD LIBOR + 6.200%) (2)	07/25/38	48,730	4,884

Fannie Mae (09-64-TB)

4.00%	08/25/29	703,284	710,345

Fannie Mae (09-68-SA) (I/O) (I/F)

6.08% (-1 mo. USD LIBOR + 6.750%) (2)	09/25/39	44,906	7,060

Fannie Mae (10-26-AS) (I/O) (I/F)

5.66% (-1 mo. USD LIBOR + 6.330%) (2)	03/25/40	668,767	63,944

Fannie Mae (11-111-DB)

4.00%	11/25/41	1,350,541	1,370,671

Fannie Mae (18-38-LA)

3.00%	06/25/48	1,033,102	997,222

Fannie Mae (18-43-CT)

3.00%	06/25/48	767,996	745,605

Fannie Mae, Pool #254634

5.50%	02/01/23	798	806

Fannie Mae, Pool #596686

6.50%	11/01/31	9,336	9,854

Fannie Mae, Pool #727575

5.00%	06/01/33	25,549	26,257

Fannie Mae, Pool #748751

5.50%	10/01/33	35,762	36,199

Fannie Mae, Pool #AB2127

3.50%	01/01/26	268,283	269,113

Fannie Mae, Pool #AL0209

4.50%	05/01/41	369,406	387,042

Fannie Mae, Pool #AL0851

6.00%	10/01/40	327,059	356,883

Fannie Mae, Pool #AS9830

4.00%	06/01/47	637,026	640,026

Fannie Mae, Pool #BQ7006

2.00%	01/01/52	7,546,103	6,669,975

Fannie Mae, Pool #CA1710

4.50%	05/01/48	1,620,493	1,656,683

Fannie Mae, Pool #CA1711

4.50%	05/01/48	1,097,977	1,124,576

Fannie Mae, Pool #CA2208

4.50%	08/01/48	936,888	958,221

Fannie Mae, Pool #CA2327

4.00%	09/01/48	521,044	525,828

Fannie Mae, Pool #CB3289

2.00%	04/01/52	10,432,213	9,227,871

Fannie Mae, Pool #FM2870

3.00%	03/01/50	2,079,773	1,983,969

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #MA1146

4.00%	08/01/42	$717,774	$734,670

Fannie Mae, Pool #MA1561

3.00%	09/01/33	1,451,817	1,428,045

Fannie Mae, Pool #MA1584

3.50%	09/01/33	2,144,775	2,149,565

Fannie Mae, Pool #MA3182

3.50%	11/01/47	357,729	351,055

Fannie Mae, Pool #MA4093

2.00%	08/01/40	4,606,811	4,136,573

Freddie Mac, Pool #SD0231

3.00%	01/01/50	4,837,150	4,614,328

Freddie Mac, Pool #ZM1779

3.00%	09/01/46	1,279,569	1,226,036

Freddie Mac (2439-KZ)

6.50%	04/15/32	71,844	77,480

Freddie Mac (2575-FD) (PAC)

1.00% (1 mo. USD LIBOR + 0.450%) (2)	02/15/33	184,739	186,208

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	71,564	72,749

Freddie Mac (3315-S) (I/O) (I/F)

5.86% (-1 mo. USD LIBOR + 6.410%) (2)	05/15/37	9,019	1,004

Freddie Mac (3339-JS) (I/F)

39.23% (-1 mo. USD LIBOR + 42.835%) (2)	07/15/37	248,711	411,272

Freddie Mac (3351-ZC)

5.50%	07/15/37	172,843	181,036

Freddie Mac (3380-SM) (I/O) (I/F)

5.86% (-1 mo. USD LIBOR + 6.410%) (2)	10/15/37	288,977	38,935

Freddie Mac (3382-FL)

1.25% (1 mo. USD LIBOR + 0.700%) (2)	11/15/37	69,085	70,198

Freddie Mac (3439-SC) (I/O) (I/F)

5.35% (-1 mo. USD LIBOR + 5.900%) (2)	04/15/38	1,128,377	117,157

Freddie Mac (3578-DI) (I/O) (I/F)

6.10% (-1 mo. USD LIBOR + 6.650%) (2)	04/15/36	403,806	44,586

Freddie Mac (4818-CA)

3.00%	04/15/48	532,682	509,303

Freddie Mac, Pool #A97179

4.50%	03/01/41	1,158,211	1,216,387

Freddie Mac, Pool #G06360

4.00%	03/01/41	1,356,111	1,388,318

Freddie Mac, Pool #G06498

4.00%	04/01/41	957,471	975,005

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G06499

4.00%	03/01/41	$612,558	$623,430

Freddie Mac, Pool #G07849

3.50%	05/01/44	767,314	763,672

Freddie Mac, Pool #G07924

3.50%	01/01/45	1,158,196	1,147,631

Freddie Mac, Pool #G08710

3.00%	06/01/46	1,371,995	1,315,677

Freddie Mac, Pool #G08711

3.50%	06/01/46	2,255,983	2,219,409

Freddie Mac, Pool #G08715

3.00%	08/01/46	2,629,782	2,521,836

Freddie Mac, Pool #G08716

3.50%	08/01/46	1,560,076	1,534,785

Freddie Mac, Pool #G08721

3.00%	09/01/46	2,130,001	2,042,569

Freddie Mac, Pool #G08722

3.50%	09/01/46	616,149	606,160

Freddie Mac, Pool #G08726

3.00%	10/01/46	2,028,037	1,944,790

Freddie Mac, Pool #G08732

3.00%	11/01/46	2,035,785	1,952,220

Freddie Mac, Pool #G08792

3.50%	12/01/47	1,670,514	1,643,365

Freddie Mac, Pool #G08816

3.50%	06/01/48	311,131	305,451

Freddie Mac, Pool #G08826

5.00%	06/01/48	312,675	324,949

Freddie Mac, Pool #G08843

4.50%	10/01/48	1,222,298	1,252,291

Freddie Mac, Pool #G16584

3.50%	08/01/33	1,350,072	1,357,776

Freddie Mac, Pool #G18592

3.00%	03/01/31	740,135	736,642

Freddie Mac, Pool #G18670

3.00%	12/01/32	490,725	486,806

Freddie Mac, Pool #G18713

3.50%	11/01/33	919,316	922,950

Freddie Mac, Pool #G60038

3.50%	01/01/44	1,060,892	1,056,189

Freddie Mac, Pool #G60344

4.00%	12/01/45	562,254	569,200

Freddie Mac, Pool #G67700

3.50%	08/01/46	896,632	884,531

Freddie Mac, Pool #G67703

3.50%	04/01/47	5,417,565	5,339,368

Freddie Mac, Pool #G67706

3.50%	12/01/47	3,441,044	3,388,150

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G67707

3.50%	01/01/48	$7,177,913	$7,091,220

Freddie Mac, Pool #G67708

3.50%	03/01/48	6,128,766	6,028,729

Freddie Mac, Pool #G67710

3.50%	03/01/48	4,891,323	4,811,891

Freddie Mac, Pool #G67711

4.00%	03/01/48	1,792,128	1,809,318

Freddie Mac, Pool #G67718

4.00%	01/01/49	1,690,564	1,701,805

Freddie Mac, Pool #Q05261

3.50%	12/01/41	1,157,702	1,143,714

Freddie Mac, Pool #Q20178

3.50%	07/01/43	2,309,913	2,288,924

Freddie Mac, Pool #SD7513

3.50%	04/01/50	622,860	609,860

Freddie Mac, Pool #ZT1703

4.00%	01/01/49	1,151,022	1,157,711

Ginnie Mae (08-27-SI) (I/O) (I/F)

5.88% (-1 mo. USD LIBOR + 6.470%) (2)	03/20/38	170,767	26,104

Ginnie Mae (08-81-S) (I/O) (I/F)

5.61% (-1 mo. USD LIBOR + 6.200%) (2)	09/20/38	679,114	96,489

Ginnie Mae (10-1-S) (I/O) (I/F)

5.16% (-1 mo. USD LIBOR + 5.750%) (2)	01/20/40	993,552	107,647

Ginnie Mae (18-124-NW)

3.50%	09/20/48	920,406	917,253

Ginnie Mae, Pool #608259

4.50%	08/15/33	21,669	22,643

Ginnie Mae, Pool #782114

5.00%	09/15/36	67,304	71,841

Ginnie Mae, Pool #MA4127

3.50%	12/20/46	1,417,775	1,402,516

Ginnie Mae II, Pool #MA6030

3.50%	07/20/49	100,319	96,832

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	1,056,632	1,046,152

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	1,015,864	1,009,178

Ginnie Mae II, Pool #MA3662

3.00%	05/20/46	452,706	439,058

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	1,000,802	994,214

Ginnie Mae II, Pool #MA4126

3.00%	12/20/46	2,680,412	2,578,425

Ginnie Mae II, Pool #MA4196

3.50%	01/20/47	827,767	818,005

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	$357,228	$379,887

Ginnie Mae II, Pool #MA4510

3.50%	06/20/47	409,056	404,162

Ginnie Mae II, Pool #MA4589

5.00%	07/20/47	837,684	890,819

Ginnie Mae II, Pool #MA4722

5.00%	09/20/47	293,683	310,301

Ginnie Mae II, Pool #MA4777

3.00%	10/20/47	323,837	312,751

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	1,265,203	1,215,937

Ginnie Mae II, Pool #MA4837

3.50%	11/20/47	2,639,432	2,612,263

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	774,246	782,175

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	1,298,113	1,311,408

Ginnie Mae II, Pool #MA5078

4.00%	03/20/48	940,120	951,975

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	1,913,933	1,958,520

Ginnie Mae II, Pool #MA5466

4.00%	09/20/48	63,825	64,205

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	116,123	119,197

Ginnie Mae II, Pool #MA6209

3.00%	10/20/49	680,208	641,711

Ginnie Mae II TBA, 30 Year

2.00% (7)	05/19/52	4,000,000	3,624,570

2.50% (7)	11/30/51	21,950,000	20,365,960

Uniform Mortgage-Backed Securities TBA, 30 Year

2.00% (7)	11/30/51	45,875,000	40,462,119

2.00% (7)	11/30/51	54,350,000	47,824,988

2.50% (7)	12/30/51	122,125,000	111,414,435

2.50% (7)	12/30/51	4,800,000	4,368,638

3.00% (7)	01/30/52	67,800,000	63,927,925

3.50% (7)	03/01/52	17,850,000	17,307,697

4.00% (7)	03/30/52	17,650,000	17,545,058

Total Residential Mortgage-Backed Securities —Agency

(Cost: $493,836,900)			480,423,429

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 2.8%

Aames Mortgage Investment Trust (06-1-A4)

1.23% (1 mo. USD LIBOR + 0.560%) (2)	04/25/36	268,703	268,464

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Ajax Mortgage Loan Trust (19-F-A1)

2.86% (1)	07/25/59	$2,433,089	$2,387,823

CIM Trust (17-7-A)

3.00% (1)(6)	04/25/57	942,097	944,755

CIM Trust (21-J1-A1)

2.50% (1)(6)	03/25/51	8,117,211	7,147,902

Citigroup Mortgage Loan Trust, Inc. (05-5-2A2)

5.75% (8)	08/25/35	218,217	165,140

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	3,526	3,425

CSMC Series, Ltd. (10-3R-2A3)

4.04% (1)(6)	12/26/36	278,635	278,584

CSMC Series, Ltd. (15-5R-1A1)

1.06% (1)(6)	09/27/46	299,957	300,024

CSMC Trust (18-RPL9-A)

3.85% (1)(6)	09/25/57	2,710,078	2,673,366

GS Mortgage-Backed Securities Trust (18-RPL1-A1A)

3.75% (1)	10/25/57	2,528,633	2,486,449

GSAA Home Equity Trust (05-11-2A2)

1.31% (1 mo. USD LIBOR + 0.640%) (2)	10/25/35	1,175,047	1,164,051

IndyMac Index Mortgage Loan Trust (05-AR6-2A1)

1.15% (1 mo. USD LIBOR + 0.480%) (2)	04/25/35	495,447	441,394

Morgan Stanley Capital, Inc. (04-WMC2-M1)

1.58% (1 mo. USD LIBOR + 0.915%) (2)	07/25/34	701,275	671,888

Morgan Stanley Mortgage Loan Trust (04-3-4A)

5.64% (6)	04/25/34	95,923	95,926

New Century Home Equity Loan Trust (05-D-A1)

1.11% (1 mo. USD LIBOR + 0.44%) (2)	02/25/36	1,302,904	1,301,067

Option One Mortgage Loan Trust (05-2-M1)

1.33% (1 mo. USD LIBOR + 0.660%) (2)	05/25/35	928,215	926,729

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3)

1.49% (1 mo. USD LIBOR + 0.825%) (2)	07/25/35	10,000,000	9,822,247

RASC Series Trust (06-KS7-A4)

0.91% (1 mo. USD LIBOR + 0.240%) (2)	09/25/36	496,693	495,603

Structured Asset Investment Loan Trust (04-6-A3)

1.47% (1 mo. USD LIBOR + 0.800%) (2)	07/25/34	2,128,376	1,998,789

Structured Asset Securities Corp. (03-34A-5A4)

2.54% (6)	11/25/33	208,596	205,481

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates (05-AR15-A1A1)

1.19% (1 mo. USD LIBOR + 0.52%) (2)	11/25/45	$4,613,346	$4,383,533

WaMu Mortgage Pass-Through Certificates (05-AR3-A2)

2.79% (6)	03/25/35	571,470	586,621

Wells Fargo Alternative Loan Trust (07-PA3-2A1)

6.00% (8)	07/25/37	48,555	45,801

Wells Fargo Home Equity Asset-Backed Securities Trust (05-3-M6)

1.67% (1 mo. USD LIBOR + 1.005%) (2)	11/25/35	2,134,779	2,130,483

Wells Fargo Home Equity Trust (04-2-A33)

1.67% (1 mo. USD LIBOR + 1.000%) (2)	10/25/34	2,486,195	2,446,930

Total Residential Mortgage-Backed Securities —Non-Agency

(Cost: $43,818,003)			43,372,475

U.S. TREASURY SECURITIES — 31.2%

U.S. Treasury Bond

2.00%	11/15/41	59,322,000	49,043,182

2.25%	05/15/41	15,538,000	13,452,484

2.25%	02/15/52	18,669,000	16,034,921

2.38%	02/15/42	34,080,000	30,126,188

U.S. Treasury Inflation Indexed Bond (TIPS)

0.13%	02/15/52	2,638,899	2,439,830

U.S. Treasury Note

1.75%	03/15/25	57,604,000	55,775,004

1.88%	02/28/27	60,940,000	57,996,622

1.88%	02/15/32	7,710,000	7,040,796

2.25%	03/31/24	43,610,000	43,240,337

2.50%	04/30/24	42,280,000	42,097,350

2.50%	03/31/27	57,560,000	56,413,297

2.63%	04/15/25	30,127,000	29,912,816

2.88%	04/30/27	72,220,000	71,574,426

Total U.S. Treasury Securities

(Cost: $491,408,730)			475,147,253

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.6%

Federal Home Loan Banks

1.04%	06/14/24	16,850,000	16,170,500

1.20%	12/23/24	16,820,000	16,068,987

1.61%	09/04/24	4,100,000	3,980,936

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

U.S. TREASURY SECURITIES (Continued)

1.61%	09/04/24		$4,100,000	$4,010,142

				40,230,565

Total U.S. Government Agency Obligations

(Cost: $41,870,000)				40,230,565

Total Fixed Income Securities

(Cost: $1,712,844,267)				1,634,985,058

PURCHASED OPTIONS (9) (0.0%)

(Cost: $355,094)				28,388

		Shares

MONEY MARKET INVESTMENTS — 10.2%

State Street Institutional U.S. Government Money Market Fund — Premier Class,, 0.29% (10)			154,639,968	154,639,968

Total Money Market Investments

(Cost: $154,639,968)				154,639,968

		Principal Amount

SHORT TERM INVESTMENTS — 12.3%

FOREIGN GOVERNMENT BONDS — 1.0% (Cost: $15,021,657)

Japan Treasury Bill

0.00% (11)	08/01/22	JP	Y 1,945,000,000	15,021,357

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES — 11.3%

U.S. Treasury Bill

0.77% (12)	08/25/22	$12,045,000	$12,004,214

0.79% (12)	08/04/22	16,130,000	16,091,563

0.89% (12)	10/06/22	9,605,000	9,556,095

1.05% (12)	08/25/22	17,683,000	17,623,124

0.77% (12)	07/14/22	39,230,000	39,167,155

0.30% (12)	07/14/22	20,000,000	19,967,961

0.81% (12)	07/28/22	43,270,000	43,184,253

1.09% (12)	09/01/22	14,227,000	14,173,965

Total U.S. Treasury Securities

(Cost: $171,958,608)			171,768,330

Total Short Term Investments

(Cost: $186,980,265)			186,789,687

Total Investments (129.8%)

(Cost: $2,054,819,594)			1,976,443,101

Liabilities In Excess Of Other Assets (-29.8%)			(453,957,316)

Net Assets (100.0%)			$1,522,485,785

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
219	2-Year U.S. Treasury Note Futures	06/30/22	$46,362,247	$46,167,936	$(194,311)
7	5-Year U.S. Treasury Note Futures	06/30/22	786,508	788,703	2,195
7	U.S. Ultra Long Bond Futures	06/21/22	1,282,595	1,123,063	(159,532)

			$48,431,350	$48,079,702	$(351,648)

Short Futures
42	10-Year U.S. Treasury Note Futures	06/21/22	$(5,789,755)	$(5,418,000)	$371,755

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
Citibank N.A.	JPY	1,946,205,900	05/06/22	$14,946,670	$15,021,657	$74,987

SELL (14)
Citibank N.A.	JPY	1,945,000,000	08/01/22	$14,992,330	$15,068,994	$(76,664)

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

April 30, 2022

Purchased Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Eurodollar Futures	$98.75	9/16/22	448	$1,120,000	$16,800	$266,963	$(250,163)
Eurodollar Futures	98.38	9/16/22	206	515,000	11,588	88,131	(76,543)

					$28,388	$355,094	$(326,706)

Written Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Call
Eurodollar Futures	$99.00	9/16/22	(1,015)	$(2,537,500)	$(25,375)	$(335,388)	$310,013
Eurodollar Futures	97.63	12/16/22	(765)	(1,912,500)	(286,875)	(467,756)	180,881
Put
Eurodollar Futures	97.38	12/16/22	(765)	(1,912,500)	(1,424,813)	(786,227)	(638,586)

					$(1,737,063)	$(1,589,371)	$(147,692)

Written Swaptions — OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
3-Month 2-Year Interest Rate Swap	Citibank	1.95	6/8/22	(79,680,000)	$(79,680,000)	$(1,894,790)	$(239,040)	$(1,655,750)

Centrally Cleared — Interest Rate Swap Agreements

Notional Amount		Expiration Date	Payment Made by Fund Frequency	Payment Made by Fund	Payment Received by Fund Frequency	Payment Received by Fund	Unrealized Appreciation (Depreciation)	Premium Paid	Value
$38,150,000	(15)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.026%	$(1,620,078)	$—	$(1,620,078)
28,215,000	(15)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.034%	(1,193,960)	$—	(1,193,960)
19,075,000	(15)	07/24/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.073%	(793,289)	$—	(793,289)
45,870,000	(15)	09/28/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.390%	(1,577,410)	$—	(1,577,410)
45,365,000	(15)	12/07/25	Quarterly	3-Month USD LIBOR	Semi-Annual	1.688%	(1,253,108)	$—	(1,253,108)
1,595,000	(15)	07/24/53	Semi-Annual	1.808%	Quarterly	3-Month USD LIBOR	295,489	$—	295,489
2,355,000	(15)	07/24/53	Semi-Annual	1.785%	Quarterly	3-Month USD LIBOR	446,922	$—	446,922
3,190,000	(15)	07/24/53	Semi-Annual	1.773%	Quarterly	3-Month USD LIBOR	613,389	$—	613,389
3,915,000	(15)	09/28/53	Semi-Annual	1.870%	Quarterly	3-Month USD LIBOR	663,978	$—	663,978
3,795,000	(15)	12/07/53	Semi-Annual	1.743%	Quarterly	3-Month USD LIBOR	728,502	$—	728,502

							$(3,689,565)	$—	$(3,689,565)

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $240,312,846 or 15.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2022.
(3)	Restricted security (Note 11).
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(8)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(9)	See options table for description of purchased options.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(11)	Security is not accruing interest.
(12)	Rate shown represents yield-to-maturity.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.
(15)	This instrument has a forward starting effective date. See Note 2, Significant Accounting Policies in the Notes to Financial Statements for further information.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
U.S. Treasury Securities	42.5%
Residential Mortgage-Backed Securities — Agency	31.6
Corporate Bonds	28.7
Money Market Investments	10.2
Asset-Backed Securities	6.3
U.S. Government Agency Obligations	2.6
Commercial Mortgage-Backed Securities — Non-Agency	3.0
Residential Mortgage-Backed Securities — Non-Agency	2.8
Foreign Government Bonds	1.0
Municipal Bonds	0.6
Commercial Mortgage-Backed Securities — Agency	0.5
Purchased Options	0.0 **
Other*	(29.8)

Total	100.0%

*	Includes futures, swap agreements, written options, pending trades, interest receivable, fund share transactions and accrued expenses payable.
**	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$435,622,597	$1,204,197	$436,826,794
Municipal Bonds	—	8,967,289	—	8,967,289
Asset-Backed Securities	—	91,760,747	4,318,785	96,079,532
Commercial Mortgage-Backed Securities — Agency	—	7,609,267	—	7,609,267
Commercial Mortgage-Backed Securities — Non-Agency	—	46,328,454	—	46,328,454
Residential Mortgage-Backed Securities — Agency	—	480,423,429	—	480,423,429
Residential Mortgage-Backed Securities — Non-Agency	—	43,372,475	—	43,372,475
U.S. Treasury Securities	472,707,423	2,439,830	—	475,147,253
U.S. Government Agency Obligations	—	40,230,565	—	40,230,565

Total Fixed Income Securities	472,707,423	1,156,754,653	5,522,982	1,634,985,058

Money Market Investments	154,639,968	—	—	154,639,968
Purchased Options	28,388	—	—	28,388
Short Term Investments	171,768,330	15,021,357	—	186,789,687

Total Investments	$799,144,109	$1,171,776,010	$5,522,982	$1,976,443,101

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	74,987	—	74,987
Futures Contracts
Interest Rate Risk	373,950	—	—	373,950
Swap Agreements
Interest Rate Risk	—	2,748,280	—	2,748,280

Total	$799,518,059	$1,174,599,277	$5,522,982	$1,979,640,318

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(353,843)	$—	$—	$(353,843)
Forward Currency Contracts
Foreign Currency Risk	—	(76,664)	—	(76,664)
Written Options
Interest Rate Risk	(1,737,063)	(1,894,790)	—	(3,631,853)
Swap Agreements
Interest Rate Risk	—	(6,437,845)	—	(6,437,845)

Total	$(2,090,906)	$(8,409,299)	$—	$(10,500,205)

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 49.4%

ASSET-BACKED SECURITIES — 10.2%

Aimco CLO, Ltd. (20-11A-AR)

2.17% (3 mo. USD LIBOR + 1.130%) (1)(2)	10/17/34	$5,000	$4,944

Barings CLO, Ltd. (13-IA-AR)

1.86% (3 mo. USD LIBOR + 0.08%) (1)(2)	01/20/28	52,753	52,360

Brazos Higher Education Authority, Inc. (11-1-A2)

1.30% (3 mo. USD LIBOR + 0.800%) (2)	02/25/30	9,926	9,908

BSPRT Issuer, Ltd. (19-FL5-A)

1.70% (1 mo. USD LIBOR + 1.150%) (1)(2)	05/15/29	87,712	87,236

Chase Issuance Trust (12-A7-A7)

2.16%	09/15/24	10,000	10,022

Citigroup Mortgage Loan Trust (04-OPT1-M3)

1.61% (1 mo. USD LIBOR + 0.945%) (2)	10/25/34	89,439	88,162

Citigroup Mortgage Loan Trust, Inc. (06-WFH3-M2)

1.12% (1 mo. USD LIBOR + 0.450%) (2)	10/25/36	32,264	32,468

Drive Auto Receivables Trust (21-2-C)

0.87%	10/15/27	300,000	287,248

Dryden 30 Senior Loan Fund (13-30A-AR)

1.33% (3 mo. USD LIBOR + 0.820%) (1)(2)	11/15/28	71,546	71,077

Educational Services of America, Inc. (12-2-A)

1.40% (1 mo. USD LIBOR + 0.730%) (1)(2)	04/25/39	2,974	2,967

FS Rialto (19-FL1-A)

1.75% (1 mo. USD LIBOR + 1.200%) (1)(2)	12/16/36	84,247	83,079

Global SC Finance (14-1A-A2)

3.09% (1)	07/17/29	19,699	19,303

GSAMP Trust (06-HE3-A2C)

0.99% (1 mo. USD LIBOR + 0.320%) (2)	05/25/46	26,888	26,826

M360 LLC (19-CRE2-A)

2.02% (SOFR + 1.514%) (1)(2)	09/15/34	14,000	13,997

Madison Park Funding, Ltd. (18-30A-A)

1.79% (3 mo. USD LIBOR + 0.750%) (1)(2)	04/15/29	72,898	72,289

Magnetite XVI, Ltd. (15-16A-AR)

1.84% (3 mo. USD LIBOR + 0.800%) (1)(2)	01/18/28	54,784	54,406

Magnetite XVIII, Ltd. (16-18A-AR2)

1.39% (3 mo. USD LIBOR + 0.880%) (1)(2)	11/15/28	54,669	54,311

Navient Private Education Refi Loan Trust (20-BA-A2)

2.12% (1)	01/15/69	22,251	21,792

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Navient Private Education Refi Loan Trust (21-BA-A)

0.94% (1)	07/15/69	$23,571	$22,012

Navient Private Education Refi Loan Trust (21-CA-A)

1.06% (1)	10/15/69	124,627	117,303

Navient Student Loan Trust (16-6A-A2)

1.42% (1 mo. USD LIBOR + 0.750%) (1)(2)	03/25/66	50,587	50,502

Nelnet Student Loan Trust (12-5A-A)

1.27% (1 mo. USD LIBOR + 0.600%) (1)(2)	10/27/36	2,372	2,332

NYACK Park CLO, Ltd. (21-1A-X)

1.71% (3 mo. USD LIBOR + 0.650%) (1)(2)	10/20/34	4,375	4,330

Octagon Investment Partners XIV, Ltd. (12-1A-AARR)

1.99% (3 mo. USD LIBOR + 0.950%) (1)(2)	07/15/29	110,000	109,197

Palmer Square Loan Funding, Ltd. (20-1A-A1)

1.28% (3 mo. USD LIBOR + 0.800%) (1)(2)	02/20/28	109,101	108,506

Palmer Square Loan Funding, Ltd. (21-2A-A1)

1.28% (3 mo. USD LIBOR + 0.800%) (1)(2)	05/20/29	108,349	107,650

PFS Financing Corp. (22-B-A)

0.87% (SOFR30A + 0.600%) (1)(2)	02/15/26	145,000	145,597

Progress Residential Trust (19-SFR2-D)

3.79% (1)	05/17/36	180,000	179,273

Progress Residential Trust (19-SFR3-A)

2.27% (1)	09/17/36	9,917	9,559

Progress Residential Trust (21-SFR1-C)

1.56% (1)	04/17/38	152,000	135,808

ReadyCap Commercial Mortgage Trust (18-4-A)

3.39% (1)	02/27/51	10,373	10,078

ReadyCap Commercial Mortgage Trust (19-6-A)

2.83% (1)	10/25/52	40,983	39,521

Santander Drive Auto Receivables Trust (21-1-D)

1.13%	11/16/26	330,000	315,717

SLC Student Loan Trust (08-1-A4A)

2.43% (3 mo. USD LIBOR + 1.600%) (2)	12/15/32	127,853	130,234

SLM Student Loan Trust (05-4-A3)

1.30% (3 mo. USD LIBOR + 0.120%) (2)	01/25/27	3,460	3,444

SLM Student Loan Trust (05-7-A4)

1.33% (3 mo. USD LIBOR + 0.150%) (2)	10/25/29	10,522	10,460

SLM Student Loan Trust (07-2-B)

1.35% (3 mo. USD LIBOR + 0.170%) (2)	07/25/25	15,000	13,925

SLM Student Loan Trust (08-3-A3)

2.18% (3 mo. USD LIBOR + 1.000%) (2)	10/25/21	7,491	7,405

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

SLM Student Loan Trust (08-3-B)

2.38% (3 mo. USD LIBOR + 1.200%) (2)	04/26/83	$10,000	$9,205

SLM Student Loan Trust (13-4-A)

1.22% (1 mo. USD LIBOR + 0.550%) (2)	06/25/43	6,960	6,862

SLM Student Loan Trust (13-6-A3)

1.32% (1 mo. USD LIBOR + 0.650%) (2)	06/26/28	8,012	7,888

SoFi Professional Loan Program LLC (17-A-A1)

1.37% (1 mo. USD LIBOR + 0.700%) (1)(2)	03/26/40	21,129	21,061

SoFi Professional Loan Program LLC (17-F-A2FX)

2.84% (1)	01/25/41	188,771	187,698

Sofi Professional Loan Program LLC (19-A-A2FX)

3.69% (1)	06/15/48	181,119	181,006

SoFi Professional Loan Program Trust (21-B-AFX)

1.14% (1)	02/15/47	213,183	195,610

Treman Park CLO, Ltd. (15-1A-ARR)

2.13% (3 mo. USD LIBOR + 1.070%) (1)(2)	10/20/28	22,195	22,168

Tricon American Homes Trust (17-SFR2-B)

3.28% (1)	01/17/36	5,000	4,917

TRTX Issuer, Ltd. (19-FL3-A)

1.77% (SOFR + 1.26%) (1)(2)	10/15/34	148,781	148,660

United States Small Business Administration

4.30%	07/01/29	52,844	53,310

United States Small Business Administration (10-20E-1)

4.11%	05/01/30	30,817	30,924

Total Asset-Backed Securities

(Cost: $3,405,070)			3,384,557

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 4.1%

Fannie Mae (12-M13-A2)

2.38%	05/25/22	1,911	1,911

Fannie Mae Pool #AM1671

2.10%	12/01/27	24,309	23,592

Freddie Mac Multifamily Structured Pass Through Certificates

0.97% (1 mo. USD LIBOR + 0.520%) (2)	07/25/29	58,104	58,398

Freddie Mac Multifamily Structured Pass Through Certificates (K721-X3) (I/O)

1.35% (3)	11/25/42	1,869,067	8,520

Freddie Mac Multifamily Structured Pass Through Certificates (KF57-A)

0.99% (1 mo. USD LIBOR + 0.540%) (2)	12/25/28	86,059	86,138

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac Multifamily Structured Pass Through Certificates (KJ27-A1)

2.09%	07/25/24	$37,389	$37,156

Freddie Mac Multifamily Structured Pass Through Certificates (KJ30-A1)

0.53%	01/25/25	65,151	62,854

Freddie Mac Multifamily Structured Pass Through Certificates (Q004-AFL)

0.96% (12 mo. Monthly Treasury Average Index + 0.740%) (2)	05/25/44	88,271	88,320

Freddie Mac Multifamily Structured Pass Through Certificates (Q008-A)

0.84% (1 mo. USD LIBOR + 0.390%) (2)	10/25/45	88,831	88,510

Freddie Mac Multifamily Structured Pass Through Certificates (Q013-APT1)

1.20% (3)	05/25/50	90,294	87,084

Freddie Mac Multifamily Structured Pass-Through Certificates (K723-X1) (I/O)

1.03% (3)	08/25/23	5,181	46

Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O)

0.54% (3)	12/25/22	200,213	819

Freddie Mac Multifamily Structured Pass-Through Certificates (K024-X1) (I/O)

0.89% (3)	09/25/22	273,687	528

Freddie Mac Multifamily Structured Pass-Through Certificates (K026-X1) (I/O)

1.05% (3)	11/25/22	132,348	395

Freddie Mac Multifamily Structured Pass-Through Certificates (K033-X1) (I/O)

0.40% (3)	07/25/23	15,815,608	47,313

Freddie Mac Multifamily Structured Pass-Through Certificates (K726-X1) (I/O)

1.03% (3)	04/25/24	4,142,764	62,213

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ31-A1)

0.57%	05/25/26	44,010	41,789

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ32-A1)

0.52%	06/25/25	39,566	37,738

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.76% (3)	09/25/25	486,908	10,383

Freddie Mac Multifamily Structured Pass-Through Certificates (Q004-A2H)

2.80% (3)	01/25/46	112,886	112,727

Fremf Mortgage Trust (12-K23-X2A)

0.13% (1)	10/25/45	149,550,755	22,732

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae

3.15%	10/16/54	$137,523	$136,838

Ginnie Mae, Pool #793899

3.89%	04/15/53	101,028	101,982

Ginnie Mae, Pool #776870

4.90%	12/15/52	39,367	39,952

Ginnie Mae, Pool #767414

5.55%	02/15/26	12,398	12,640

Ginnie Mae, Pool #669551

5.75%	10/15/32	37,576	38,059

Ginnie Mae, Pool #589256

6.00%	12/15/32	26,412	26,794

Ginnie Mae, Pool #625835

6.00%	11/15/34	26,349	26,794

Ginnie Mae, Pool #669522

6.00%	07/15/43	26,479	26,807

Ginnie Mae, Pool #749547

6.00%	04/15/53	53,162	54,271

Ginnie Mae (12-123-IO) (I/O)

0.64% (3)	12/16/51	92,861	1,354

Ginnie Mae (13-1-IO) (I/O)

0.58% (3)	02/16/54	42,993	603

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $1,338,966)			1,345,260

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 5.8%

AREIT 2019-CRE3 Trust (19-CRE3-A)

1.89% (1 mo. USD SOFR + 1.384%) (1)(2)	09/14/36	68,132	67,538

BANK (18-BN14-A2)

4.13%	09/15/60	2,242	2,251

BB-UBS Trust (12-SHOW-XA) (I/O)

0.73% (1)(3)	11/05/36	6,396,000	91,907

BBCMS Mortgage Trust (20-BID-A)

2.69% (1 mo. USD LIBOR + 2.140%) (1)(2)	10/15/37	71,000	71,008

BBCMS Trust (18-BXH-A)

1.55% (1 mo. USD LIBOR + 1.000%) (1)(2)	10/15/37	8,346	8,206

Benchmark Mortgage Trust (18-B6-A2)

4.20%	10/10/51	6,747	6,748

BX Trust (18-EXCL-A)

1.64% (1 mo. USD LIBOR + 1.088%) (1)(2)	09/15/37	95,788	94,411

BX Trust (21-MFM1-A)

1.25% (1 mo. USD LIBOR + 0.700%) (1)(2)	01/15/34	20,000	19,724

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BXHPP Trust (21-FILM-A)

1.20% (1 mo. USD LIBOR + 0.650%) (1)(2)	08/15/36	$100,000	$97,136

BXMT, Ltd. (20-FL2-A)

1.28% (SOFR30A + 1.014%) (1)(2)	02/15/38	100,000	98,930

BXMT, Ltd. (20-FL3-A)

1.78% (SOFR30A + 1.514%) (1)(2)	11/15/37	100,000	99,613

BXMT, Ltd. (21-FL4-A)

1.60% (1 mo. USD LIBOR + 1.050%) (1)(2)	05/15/38	100,000	99,223

CD Mortgage Trust (17-CD4-A2)

3.03%	05/10/50	4,164	4,163

Citigroup Commercial Mortgage Trust (13-GC11-AAB)

2.69%	04/10/46	1,452	1,455

Citigroup Commercial Mortgage Trust (14-GC21-XA) (I/O)

1.31% (3)	05/10/47	5,359,269	102,104

Citigroup Commercial Mortgage Trust (15-GC27-XA) (I/O)

1.48% (3)	02/10/48	816,452	23,432

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.84% (3)	10/15/45	623,307	1,688

COMM Mortgage Trust (13-CR11-XA) (I/O)

1.07% (3)	08/10/50	531,484	5,392

COMM Mortgage Trust (13-LC6-XB) (I/O)

0.50% (1)(3)	01/10/46	100,000	214

COMM Mortgage Trust (14-CR14-A2)

3.15%	02/10/47	52,345	51,667

COMM Mortgage Trust (15-LC23-A2)

3.22%	10/10/48	4,280	4,246

COMM Mortgage Trust (15-PC1-A4)

3.62%	07/10/50	84,897	84,389

GS Mortgage Securities Trust (11-GC5-XA) (I/O)

0.09% (1)(3)(4)	08/10/44	198,913	2

GS Mortgage Securities Trust (13-G1-A1)

2.06% (1)	04/10/31	10,676	10,604

GS Mortgage Securities Trust (13-GC13-AAB)

3.72% (3)	07/10/46	1,984	1,994

GS Mortgage Securities Trust (15-GC32-A2)

3.06%	07/10/48	49,016	48,907

JPMBB Commercial Mortgage Securities Trust (13-C17-XA) (I/O)

0.88% (3)	01/15/47	121,119	1,154

JPMBB Commercial Mortgage Securities Trust (14-C19-A3)

3.67%	04/15/47	2,477	2,404

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMBB Commercial Mortgage Securities Trust (14-C21-ASB)

3.43%	08/15/47	$15,052	$15,053

JPMorgan Chase Commercial Mortgage Securities Trust (12-C8-A3)

2.83%	10/15/45	4,570	4,565

JPMorgan Chase Commercial Mortgage Securities Trust (13-LC11-XA) (I/O)

1.36% (3)	04/15/46	7,704,815	61,054

LB-UBS Commercial Mortgage Trust (06-C6-XCL) (I/O)

0.43% (1)(3)(5)	09/15/39	289,760	42

LoanCore Issuer, Ltd. (19-CRE3-A)

1.60% (1 mo. USD LIBOR + 1.050%) (1)(2)	04/15/34	21,904	21,667

Morgan Stanley Bank of America Merrill Lynch Trust (13-C10-A3)

4.09% (3)	07/15/46	61,722	61,746

Morgan Stanley Bank of America Merrill Lynch Trust (13-C10-A4)

4.21% (3)	07/15/46	44,588	44,567

Morgan Stanley Bank of America Merrill Lynch Trust (13-C11-AAB) (TAC)

3.85%	08/15/46	72,351	72,539

Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-XA) (I/O)

1.09% (3)	04/15/47	958,878	11,308

Morgan Stanley Capital I Trust (15-MS1-ASB)

3.46%	05/15/48	6,399	6,402

Nomura Home Equity Loan, Inc. Home Equity Loan Trust (06-HE1-M1)

1.28% (1 mo. USD LIBOR + 0.615%) (2)	02/25/36	53,976	54,099

PFP, Ltd. (19-6-A)

1.60% (1 mo. USD LIBOR + 1.050%) (1)(2)	04/14/37	26,241	26,056

RASC Trust (05-AHL2-M1)

1.30% (1 mo. USD LIBOR + 0.630%) (2)	10/25/35	35,845	35,780

SREIT Trust (21-MFP2-A)

1.38% (1 mo. USD LIBOR + 0.822%) (1)(2)	11/15/36	100,000	97,962

UBS-Barclays Commercial Mortgage Trust (13-C5-A4)

3.18%	03/10/46	120,000	120,088

Wells Fargo Commercial Mortgage Trust (16-NXS6-A2)

2.40%	11/15/49	1,036	1,036

Wells Fargo Commercial Mortgage Trust (17-C38-A2)

3.04%	07/15/50	1,406	1,405

Wells Fargo Commercial Mortgage Trust (17-SMP-A)

1.43% (1 mo. USD LIBOR + 0.875%) (1)(2)	12/15/34	100,000	98,654

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WFRBS Commercial Mortgage Trust (12-C8-A3)

3.00%	08/15/45	$10,284	$10,276

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.00% (1)(3)	11/15/45	93,508	216

WFRBS Commercial Mortgage Trust (13-C11-XA) (I/O)

1.25% (1)(3)	03/15/45	7,585,714	31,585

WFRBS Commercial Mortgage Trust (13-C14-XA) (I/O)

0.79% (3)	06/15/46	898,381	4,120

WFRBS Commercial Mortgage Trust (14-C20-A4)

3.72%	05/15/47	4,848	4,803

WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O)

1.17% (3)	08/15/47	3,162,067	57,139

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $1,969,579)			1,942,672

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.5%

Fannie Mae (02-41-F)

1.22% (1 mo. USD LIBOR + 0.550%) (2)	07/25/32	16,575	16,657

Fannie Mae (05-W3-2AF)

0.89% (1 mo. USD LIBOR + 0.220%) (2)	03/25/45	6,564	6,547

Fannie Mae (11-110-FE) (PAC)

1.07% (1 mo. USD LIBOR + 0.400%) (2)	04/25/41	13,079	13,092

Fannie Mae (11-84-F) (PAC)

1.02% (1 mo. USD LIBOR + 0.350%) (2)	01/25/40	11,321	11,331

Fannie Mae (18-94-KD) (PAC)

3.50%	12/25/48	51,903	50,094

Fannie Mae (13-130-BF)

0.92% (1 mo. USD LIBOR + 0.250%) (2)	07/25/43	128,851	128,494

Freddie Mac (3016-GF)

0.90% (1 mo. USD LIBOR + 0.350%) (2)	08/15/25	75,048	75,072

Freddie Mac (3320 FC)

0.72% (1 mo. USD LIBOR + 0.170%) (2)	05/15/37	103,981	103,664

Ginnie Mae (02-72-FB) (PAC)

0.99% (1 mo. USD LIBOR + 0.400%) (2)	10/20/32	22,703	22,781

Ginnie Mae (02-72-FC) (PAC)

0.99% (1 mo. USD LIBOR + 0.400%) (2)	10/20/32	22,150	22,226

Ginnie Mae II, Pool #MA6081

3.50%	08/20/49	57,979	55,964

Total Residential Mortgage-backed Securities — Agency

(Cost: $510,547)			505,922

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.0%

Alternative Loan Trust (05-56-4A1)

1.29% (1 mo. USD LIBOR + 0.620%) (2)	11/25/35	$23,906	$22,554

American Home Mortgage Investment Trust (04-3-4A)

2.33% (6 mo. USD LIBOR + 1.500%) (2)	10/25/34	95,185	95,185

Asset Backed Securities Corp. Home Equity Loan Trust (05-HE6-M4)

1.63% (1 mo. USD LIBOR + 0.960%) (2)	07/25/35	20,534	20,538

Bear Stearns Asset Backed Securities (04-AC1-A2)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	03/25/34	60,120	59,486

Bear Stearns Asset-Backed Securities Trust

0.81%	11/25/36	126,017	121,549

BNC Mortgage Loan Trust (06-2-A4)

0.99% (1 mo. USD LIBOR + 0.320%) (2)	11/25/36	47,346	46,222

Centex Home Equity Loan Trust (05-A-M1)

1.39% (1 mo. USD LIBOR + 0.720%) (2)	01/25/35	59,984	59,719

Centex Home Equity Loan Trust (05-B-M3)

1.36% (1 mo. USD LIBOR + 0.690%) (2)	03/25/35	54,563	53,133

CHL Mortgage Pass-Through Trust (04-25-1A1)

1.33% (1 mo. USD LIBOR + 0.660%) (2)	02/25/35	10,505	10,163

COLT 2021-2 Mortgage Loan Trust (21-2-A1)

0.92% (1)(3)	08/25/66	121,232	108,259

DSLA Mortgage Loan Trust (05-AR1-2A1A)

1.05% (1 mo. USD LIBOR + 0.500%) (2)	02/19/45	100,321	98,957

Encore Credit Receivables Trust (05-3-M4)

1.57% (1 mo. USD LIBOR + 0.900%) (2)	10/25/35	24,068	24,042

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

1.67% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	4,880	4,855

GSAMP Trust

1.04%	02/25/36	76,036	75,989

Impac CMB Trust (05-5-A1)

1.31% (1 mo. USD LIBOR + 0.320%) (2)	08/25/35	146,502	141,519

JPMorgan Alternative Loan Trust (07-S1-A1)

1.23% (1 mo. USD LIBOR + 0.560%) (2)	04/25/47	74,174	71,128

JPMorgan Mortgage Acquisition Trust (06-ACC1-M1)

1.07% (1 mo. USD LIBOR + 0.405%) (2)	05/25/36	53,356	53,848

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Mortgage Trust (05-A5-TA1)

2.19% (3)	08/25/35	$585	$581

JPMorgan Mortgage Trust (05-A6-7A1)

2.91% (3)(6)	08/25/35	7,037	6,458

MASTR Adjustable Rate Mortgages Trust

0.78%	01/25/47	163,698	157,808

MASTR Adjustable Rate Mortgages Trust (04-13-3A1)

2.76% (3)	11/21/34	13,644	13,517

MASTR Seasoned Securitization Trust (05-1-4A1)

2.38% (3)	10/25/32	9,891	9,977

Morgan Stanley ABS Capital I, Inc. (05-HE1-M1)

1.34% (1 mo. USD LIBOR + 0.675%) (2)	12/25/34	41,322	40,620

Morgan Stanley Mortgage Loan Trust (07-6XS-1A2S)

5.50%	02/25/47	466	464

MortgageIT Trust (05-3-A1)

1.27% (1 mo. USD LIBOR + 0.600%) (2)	08/25/35	3,582	3,516

MortgageIT Trust (05-3-A2)

1.37% (1 mo. USD LIBOR + 0.700%) (2)	08/25/35	17,910	17,573

MortgageIT Trust (05-5-A1)

1.19% (1 mo. USD LIBOR + 0.520%) (2)	12/25/35	15,716	15,681

Nationstar Home Equity Loan Trust (07-B-2AV4)

0.99% (1 mo. USD LIBOR + 0.320%) (2)	04/25/37	66,559	65,619

Nationstar Home Equity Loan Trust (07-C-1AV1)

0.84% (1 mo. USD LIBOR + 0.175%) (2)	06/25/37	51,269	50,409

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

1.21% (1 mo. USD LIBOR + 0.540%) (2)	03/25/37	175,272	172,395

Park Place Securities, Inc. (05-WHQ2-M3)

1.39% (1 mo. USD LIBOR + 0.720%) (2)	05/25/35	66,724	66,098

Securitized Asset Backed Receivables LLC Trust (06-CB5-A3)

0.95% (1 mo. USD LIBOR + 0.280%) (2)	06/25/36	73,821	55,818

Structured Adjustable Rate Mortgage Loan Trust (05-17-3A1)

2.87% (3)	08/25/35	13,207	13,009

Structured Asset Investment Loan Trust (05-HE2-M2)

1.42% (1 mo. USD LIBOR + 0.750%) (2)	07/25/35	141,431	136,663

Structured Asset Securities Corp. (07-BC1-A4)

0.80% (1 mo. USD LIBOR + 0.130%) (2)	02/25/37	101,626	100,556

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Towd Point Mortgage Trust (17-1-A1)

2.75% (1)(3)	10/25/56	$34,583	$34,551

WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1)

1.25% (1 mo. USD LIBOR + 0.580%) (2)	10/25/45	54,209	53,367

WaMu Mortgage Pass-Through Certificates (05-AR2-2A1B)

1.41% (1 mo. USD LIBOR + 0.740%) (2)	01/25/45	71,425	70,140

WaMu Mortgage Pass-Through Certificates (05-AR8-2A1A)

1.25% (1 mo. USD LIBOR + 0.580%) (2)	07/25/45	70,542	68,914

WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)

1.29% (12 mo. Monthly Treasury Average Index + 1.070%) (2)	01/25/46	59,857	58,109

Wells Fargo Home Equity Asset-Backed Securities Trust (07-2-A3)

0.90% (1 mo. USD LIBOR + 0.230%) (2)	04/25/37	48,880	47,965

Total Residential Mortgage-Backed Securities —Non-Agency

(Cost: $2,312,733)			2,326,954

CORPORATE BONDS — 19.6%

Aerospace & Defense — 0.2%

BAE Systems Holdings, Inc.

3.85% (1)	12/15/25	35,000	34,590

Boeing Co. (The)

1.43%	02/04/24	45,000	43,268

			77,858

Agriculture — 0.3%

BAT Capital Corp.

3.56%	08/15/27	70,000	65,343

Imperial Brands Finance PLC

3.13% (1)	07/26/24	45,000	44,095

			109,438

Airlines — 0.0%

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26	5,103	5,217

Auto Manufacturers — 0.3%

Daimler Finance North America LLC

1.75% (1)	03/10/23	15,000	14,871

Ford Motor Credit Co. LLC

4.25%	09/20/22	55,000	55,242

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers (Continued)

General Motors Financial Co., Inc.

3.15%	06/30/22	$15,000	$15,016

			85,129

Banks — 9.4%

ABN AMRO Bank NV

2.47% (U.S. 1 year Treasury Constant Maturity Rate + 1.100%) (1)(2)	12/13/29	15,000	13,218

Bank of America Corp.

0.98% (SOFR + 0.690%) (2)	04/22/25	180,000	170,235

1.73% (SOFR + 0.960%) (2)	07/22/27	240,000	215,484

3.46% (3 mo. USD LIBOR + 0.970%) (2)	03/15/25	10,000	9,924

4.38% (U.S. 5 year Treasury Constant Maturity Rate + 2.760%) (2)	12/31/99	10,000	8,895

Citigroup, Inc.

2.13% (3 mo. USD LIBOR + 0.950%) (2)	07/24/23	197,000	197,125

3.07% (SOFR + 1.280%) (2)	02/24/28	120,000	112,988

Credit Suisse Group AG

1.31% (SOFR + 0.980%) (1)(2)	02/02/27	80,000	70,067

3.09% (SOFR + 1.730%) (1)	05/14/32	35,000	29,394

Discover Bank

4.20%	08/08/23	10,000	10,100

DNB Bank ASA

1.13% (U.S. 1 year Treasury Constant Maturity Rate + 0.850%) (1)(2)	09/16/26	80,000	72,581

Goldman Sachs Group, Inc. (The)

1.43% (SOFR + 0.798%) (2)	03/09/27	5,000	4,473

2.64% (SOFR + 1.114%)	02/24/28	120,000	110,491

2.91% (3 mo. USD LIBOR + 0.990%) (2)	07/24/23	180,000	180,034

3.10% (SOFR + 1.410%)	02/24/33	5,000	4,374

3.27% (3 mo. USD LIBOR + 1.201%) (2)	09/29/25	10,000	9,843

HSBC Holdings PLC

2.21% (SOFR + 1.285%) (2)	08/17/29	75,000	64,660

2.80% (SOFR + 1.187%) (2)	05/24/32	10,000	8,405

3.00% (SOFR + 1.430%) (2)	03/10/26	75,000	72,338

JPMorgan Chase & Co.

2.55% (SOFR + 1.180%) (2)	11/08/32	25,000	21,229

2.58% (SOFR + 1.250%) (2)	04/22/32	10,000	8,610

2.95% (SOFR + 1.170%) (2)	02/24/28	355,000	334,470

2.96% (SOFR + 1.260%) (2)	01/25/33	30,000	26,449

Lloyds Banking Group PLC (United Kingdom)

2.91% (3 mo. USD LIBOR +0.810%) (2)	11/07/23	120,000	119,928

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

Macquarie Group, Ltd. (Australia)

1.20% (SOFR + 0.694%) (1)(2)	10/14/25	$90,000	$84,133

2.87% (SOFR + 1.532%) (1)(2)	01/14/33	5,000	4,162

3.19% (3 mo. USD LIBOR + 1.023%) (1)(2)	11/28/23	20,000	20,009

Morgan Stanley

0.73% (SOFR + 0.616%) (2)	04/05/24	5,000	4,871

2.48% (SOFR + 1.000%)	01/21/28	100,000	92,084

2.72% (SOFR + 1.152%) (2)	07/22/25	190,000	185,075

4.21% (SOFR + 1.610%) (2)	04/20/28	55,000	54,600

NatWest Group PLC (United Kingdom)

4.27% (3 mo. USD LIBOR + 1.762%) (2)	03/22/25	85,000	85,076

Santander UK Group Holdings PLC (United Kingdom)

1.53% (U.S. 1 year Treasury Constant Maturity Rate + 1.250%) (2)	08/21/26	80,000	72,834

3.37% (3 mo. USD LIBOR + 1.080%) (2)	01/05/24	80,000	79,866

4.80% (3 mo. USD LIBOR +1.570%) (2)	11/15/24	45,000	45,588

UBS AG/London (Switzerland)

0.70% (1)	08/09/24	50,000	47,079

Wells Fargo & Co.

2.39% (SOFR + 2.100%) (2)	06/02/28	125,000	113,876

3.53% (SOFR + 1.510%) (2)	03/24/28	365,000	351,455

			3,116,023

Beverages — 0.1%

Bacardi, Ltd.

4.45% (1)	05/15/25	40,000	40,130

Biotechnology — 0.0%

Amgen, Inc.

4.40%	02/22/62	5,000	4,484

Chemicals — 0.1%

International Flavors & Fragrances, Inc.

1.23% (1)	10/01/25	50,000	45,562

Commercial Services — 0.1%

Global Payments, Inc.

1.50%	11/15/24	25,000	23,644

Diversified Financial Services — 0.9%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	55,000	49,039

Air Lease Corp.

2.88%	01/15/26	5,000	4,683

3.25%	03/01/25	45,000	43,686

American Express Co.

2.55%	03/04/27	50,000	47,139

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services (Continued)

Capital One Financial Co.

2.64% (SOFR + 1.510%)	03/03/26	$40,000	$38,428

Capital One Financial Corp.

3.27% (SOFR + 1.790%)	03/01/30	20,000	18,266

Cboe Global Markets, Inc.

3.00%	03/16/32	15,000	13,725

Charles Schwab Corp. (The)

2.90%	03/03/32	20,000	17,931

Cme Group, Inc.

2.65%	03/15/32	15,000	13,384

Intercontinental Exchange, Inc.

1.85%	09/15/32	15,000	12,094

Park Aerospace Holdings, Ltd.

4.50% (1)	03/15/23	47,000	47,154

			305,529

Electric — 0.6%

American Electric Power

2.03%	03/15/24	30,000	29,221

Duke Energy Corp.

2.55%	06/15/31	5,000	4,269

Eversource Energy

2.90%	03/01/27	50,000	47,619

Jersey Central Power & Light Co.

4.70% (1)	04/01/24	50,000	50,624

Nextera Energy Capital Co.

2.94%	03/21/24	25,000	24,808

NextEra Energy Capital Holdings, Inc.

0.75% (3 mo. USD LIBOR + 0.270%) (2)	02/22/23	55,000	54,916

			211,457

Entertainment — 0.4%

Magallanes, Inc.

3.76% (1)	03/15/27	100,000	96,560

4.28% (1)	03/15/32	10,000	9,314

5.05% (1)	03/15/42	45,000	41,077

			146,951

Food — 0.2%

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

3.00% (1)	05/15/32	20,000	16,767

Kraft Heinz Foods Co.

5.00%	07/15/35	10,000	10,042

Smithfield Foods, Inc.

4.25% (1)	02/01/27	45,000	44,548

			71,357

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Health Care-Products — 0.2%

Baxter International, Inc.

0.87% (1)	12/01/23	$30,000	$28,865

PerkinElmer, Inc.

0.85%	09/15/24	50,000	46,829

			75,694

Health Care-Services — 0.7%

Centene Corp.

3.00%	10/15/30	28,000	24,403

CommonSpirit Health

2.76%	10/01/24	5,000	4,892

Fresenius Medical Care US Finance III, Inc.

1.88% (1)	12/01/26	35,000	31,746

HCA, Inc.

3.13% (1)	03/15/27	60,000	56,500

5.00%	03/15/24	10,000	10,243

5.25%	06/15/26	50,000	51,464

Humana, Inc.

0.65%	08/03/23	10,000	9,715

Universal Health Services, Inc.

1.65% (1)	09/01/26	35,000	31,179

			220,142

Insurance — 0.7%

Aon Corp. / Aon Global Holdings PLC

3.90%	02/28/52	10,000	8,642

Athene Global Funding

0.92% (SOFR + 0.700%) (1)(2)	05/24/24	30,000	29,651

2.51% (1)	03/08/24	20,000	19,505

Athene Global Funding

3.21% (1)	03/08/27	20,000	18,747

Berkshire Hathaway Finance Corp.

2.30%	03/15/27	20,000	19,076

2.50%	01/15/51	10,000	7,079

Equitable Financial Life Global Funding

0.80% (1)	08/12/24	5,000	4,698

Nationwide Mutual Insurance Co.

3.12% (3 mo. USD LIBOR + 2.290%) (1)(2)	12/15/24	70,000	70,001

Willis North America, Inc.

2.95%	09/15/29	20,000	17,893

3.60%	05/15/24	40,000	39,878

			235,170

Internet — 0.1%

Netflix, Inc.

5.88%	02/15/25	45,000	46,769

Lodging — 0.1%

Hyatt Hotels Corp.

1.30%	10/01/23	35,000	34,045

Issues	Maturity Date	Principal Amount	Value

Media — 0.3%

Charter Communications Operating LLC / Charter Communications Operating Capital

2.94% (3 mo. USD LIBOR + 1.650%) (2)	02/01/24	$94,000	$95,767

Miscellaneous Manufacturers — 0.0%

General Electric Co.

0.99% (3 mo. USD LIBOR + 0.480%) (2)	08/15/36	10,000	8,323

Packaging & Containers — 0.2%

Berry Global, Inc.

4.88% (1)	07/15/26	55,000	54,725

Pharmaceuticals — 1.1%

AbbVie, Inc.

3.25%	10/01/22	5,000	5,013

3.80%	03/15/25	55,000	55,091

Bayer US Finance II LLC

3.88% (1)	12/15/23	3,000	3,025

4.25% (1)	12/15/25	25,000	25,112

4.38% (1)	12/15/28	95,000	94,398

Cigna Corp.

4.13%	11/15/25	80,000	80,883

CVS Health Corp.

2.75%	12/01/22	5,000	5,015

2.88%	06/01/26	100,000	96,654

			365,191

Pipelines — 0.4%

Energy Transfer LP

4.95%	06/15/28	70,000	70,751

Plains All American Pipeline LP / PAA Finance Corp.

4.50%	12/15/26	52,000	52,053

			122,804

REIT — 0.8%

American Assets Trust LP

3.38%	02/01/31	10,000	8,895

American Campus Communities Operating Partnership LP

3.75%	04/15/23	45,000	45,156

Camden Property Trust

2.95%	12/15/22	5,000	5,017

CubeSmart LP

2.25%	12/15/28	10,000	8,800

GLP Capital LP / GLP Financing II, Inc.

5.38%	11/01/23	60,000	60,873

Hudson Pacific Properties LP

3.95%	11/01/27	30,000	29,241

Piedmont Operating Partnership LP

3.40%	06/01/23	75,000	74,918

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

SL Green Operating Partnership LP

3.25%	10/15/22	$5,000	$5,004

Ventas Realty LP

2.65%	01/15/25	5,000	4,855

Weyerhaeuser Co.

3.38%	03/09/33	15,000	13,547

			256,306

Retail — 0.3%

Alimentation Couche-Tard, Inc.

3.55% (1)	07/26/27	55,000	52,973

Dollar Tree, Inc.

4.00%	05/15/25	30,000	30,208

			83,181

Savings & Loans — 0.4%

Nationwide Building Society

3.77% (3 mo. USD LIBOR + 1.064%) (1)(2)	03/08/24	115,000	115,082

4.36% (3 mo. USD LIBOR + 1.392%) (1)(2)	08/01/24	5,000	5,044

TIAA FSB Holdings, Inc.

5.75%	07/02/25	10,000	10,260

			130,386

Semiconductors — 0.1%

NXP BV / NXP Funding LLC

4.63% (1)	06/01/23	15,000	15,180

Software — 0.1%

Oracle Corp.

2.80%	04/01/27	50,000	46,256

Telecommunications — 1.4%

AT&T, Inc.

1.98% (3 mo. USD LIBOR + 1.180%) (2)	06/12/24	110,000	111,411

Level 3 Financing, Inc.

3.88% (1)	11/15/29	45,000	39,771

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

4.74% (1)	03/20/25	75,000	75,621

5.15% (1)	09/20/29	65,000	66,922

T-Mobile USA, Inc.

3.75%	04/15/27	100,000	97,405

Verizon Communications, Inc.

1.45%	03/20/26	55,000	50,448

Vodafone Group PLC

4.13%	05/30/25	15,000	15,262

			456,840

Issues	Maturity Date	Principal Amount	Value

Transportation — 0.1%

Canadian Pacific Railway Co.

1.35%	12/02/24	$35,000	$33,201

Total Corporate Bonds

(Cost: $6,811,889)			6,522,759

MUNICIPAL BONDS — 0.2%

City of Baltimore MD, General Obligation Unlimited

5.00%	10/15/25	5,000	5,166

County of Miami-Dade FL Aviation Revenue

2.32%	10/01/22	5,000	5,006

Los Angeles Unified School District

5.75%	07/01/34	15,000	16,823

Massachusetts School Building Authority

2.50%	02/15/37	20,000	15,219

New York State Urban Development Corp, Revenue Bond

2.54%	03/15/34	15,000	12,725

Regents of the University of California Medical Center Pooled Revenue

3.26%	05/15/60	5,000	3,917

State of California

2.50%	10/01/22	10,000	10,043

Total Municipal Bonds

(Cost: $78,603)			68,899

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%

Federal Home Loan Banks

1.04%	06/14/24	100,000	95,967

1.20%	12/23/24	175,000	167,186

1.61%	09/04/24	35,000	33,984

1.61%	09/04/24	30,000	29,343

Total U.S. Government Agency Obligations

(Cost: $340,000)			326,480

Total Fixed Income Securities

(Cost: $16,767,387)			16,423,503

MONEY MARKET INVESTMENTS — 16.8%

(Cost: $5,590,428)

State Street Institutional U.S. Government Money Market Fund — Premier Class,

0.29% (7)(8)	01/05/50	5,590,428	5,590,428

SHORT TERM INVESTMENTS — 29.6%

U.S. TREASURY SECURITIES — 29.6%

U.S. Treasury Bill

0.90% (9)	08/04/22	360,000	359,142

0.99% (9)	08/18/22	500,000	498,500

1.05% (9)	08/25/22	1,719,000	1,713,179

1.17% (9)	10/06/22	1,310,000	1,303,330

1.27% (9)	10/13/22	1,990,000	1,978,500

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

U.S. TREASURY SECURITIES (Continued)

1.29% (9)	10/20/22	$1,500,000	$1,490,867

1.37% (9)	10/27/22	2,500,000	2,483,109

Total U.S. Treasury Securities

(Cost: $9,830,395)			9,826,627

Total Investments (95.8%)

(Cost: $32,188,210)			31,840,558

Excess Of Other Assets Over Liabilities (4.2%)			1,403,450

Net Assets (100.0%)			$33,244,008

Total Return Swaps (8)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium Paid	Value
OTC Swaps
$27,647,935	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	$(616,093)	$—	$(616,093)
545,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	(22,767)	—	(22,767)
543,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	(7,681)	—	(7,681)
1,200,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	(14,334)	—	(14,334)
1,110,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	(15,543)	—	(15,543)
1,040,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	3,463	—	3,463
108,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	2,200	—	2,200
125,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	1,103	—	1,103
591,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	(1,066)	—	(1,066)
134,000	5/24/22	Credit Suisse International	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (10)	Monthly	—	—	—

						$(670,718)	$—	$(670,718)

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)	April 30, 2022

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $5,205,469 or 15.7% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2022.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Security is not accruing interest.
(5)	Restricted security (Note 11).
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(8)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(9)	Rate shown represents yield-to-maturity.
(10)	Custom Index has exposure to the following commodities as shown on the next nine pages.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Natural Gas	$3,472,581	12.56%	$(67,251)
Gold	3,502,993	12.67%	(112,901)
WTI Crude Oil	2,283,719	8.26%	(54,182)
Brent Crude Oil	1,916,002	6.93%	(87,876)
Corn	1,642,287	5.94%	58,634
Copper High Grade	1,188,861	4.30%	(87,743)
Aluminium Primary	964,913	3.49%	(72,934)
Soybeans	1,531,696	5.54%	17,312
Coffee ‘C’ Arabica	572,312	2.07%	(4,147)
Live Cattle	768,613	2.78%	(16,864)
Soybean Oil	987,031	3.57%	83,558
Gasoil	901,323	3.26%	56,719
Silver	1,075,505	3.89%	(122,939)
Zinc High Grade	785,201	2.84%	(55,601)
Sugar#11	641,432	2.32%	(28,770)
SRW Wheat	876,440	3.17%	(39,590)
RBOB Gasoline	691,198	2.50%	13,023
Heating Oil	674,610	2.44%	34,815
Nickel Primary	920,676	3.33%	(39,697)
Soybean Meal	807,320	2.92%	(42,668)
Cotton	414,719	1.50%	13,732
HRW Wheat	522,546	1.89%	(23,734)
Lean Hogs	505,957	1.83%	(46,553)
United States Treasury Bill	—	—	9,564

	$27,647,935	100.00%	$(616,093)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$69,052	12.67%	$(2,900)
Natural Gas	68,452	12.56%	(2,848)
WTI Crude Oil	45,017	8.26%	(1,883)
Brent Crude Oil	37,769	6.93%	(1,648)
Corn	32,373	5.94%	(1,273)
Soybeans	30,193	5.54%	(1,218)
Copper High Grade	23,435	4.30%	(1,029)
Silver	21,201	3.89%	(968)
Soybean Oil	19,457	3.57%	(726)
Aluminium Primary	19,021	3.49%	(838)
Nickel Primary	18,149	3.33%	(772)
Gasoil	17,767	3.26%	(679)
SRW Wheat	17,277	3.17%	(738)
Soybean Meal	15,914	2.92%	(683)
Zinc High Grade	15,478	2.84%	(676)
Live Cattle	15,151	2.78%	(624)
RBOB Gasoline	13,625	2.50%	(546)
Heating Oil	13,298	2.44%	(515)
Sugar#11	12,644	2.32%	(540)
Coffee ‘C’ Arabica	11,282	2.07%	(462)
HRW Wheat	10,301	1.89%	(439)
Lean Hogs	9,974	1.83%	(439)
Cotton	8,170	1.50%	(323)
United States Treasury Bill	—	—	0

	$545,000	100.00%	$(22,767)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$68,798	12.67%	$(1,674)
Natural Gas	68,201	12.56%	29
WTI Crude Oil	44,852	8.26%	765
Brent Crude Oil	37,630	6.93%	(248)
Corn	32,254	5.94%	537
Soybeans	30,082	5.54%	(123)
Copper High Grade	23,349	4.30%	(1,730)
Silver	21,123	3.89%	(2,158)
Soybean Oil	19,385	3.57%	1,358
Aluminium Primary	18,951	3.49%	(1,291)
Nickel Primary	18,082	3.33%	(1,120)
Gasoil	17,702	3.26%	1,468
SRW Wheat	17,213	3.17%	(856)
Soybean Meal	15,856	2.92%	(986)
Zinc High Grade	15,421	2.84%	(1,421)
Live Cattle	15,095	2.78%	(351)
RBOB Gasoline	13,575	2.50%	740
Heating Oil	13,249	2.44%	983
Sugar#11	12,598	2.32%	(337)
Coffee ‘C’ Arabica	11,240	2.07%	20
HRW Wheat	10,263	1.89%	(643)
Lean Hogs	9,937	1.83%	(1,176)
Cotton	8,144	1.50%	403
United States Treasury Bill	—	—	130

	$543,000	100.00%	$(7,681)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$152,040	12.67%	$(3,442)
Natural Gas	150,720	12.56%	3,990
WTI Crude Oil	99,120	8.26%	1,504
Brent Crude Oil	83,160	6.93%	(311)
Corn	71,280	5.94%	303
Soybeans	66,480	5.54%	(1,257)
Copper High Grade	51,600	4.30%	(3,091)
Silver	46,680	3.89%	(4,534)
Soybean Oil	42,840	3.57%	2,731
Aluminium Primary	41,880	3.49%	(2,969)
Nickel Primary	39,960	3.33%	(2,157)
Gasoil	39,120	3.26%	2,479
SRW Wheat	38,040	3.17%	(1,487)
Soybean Meal	35,040	2.92%	(2,719)
Zinc High Grade	34,080	2.84%	(2,496)
Live Cattle	33,360	2.78%	(1,275)
RBOB Gasoline	30,000	2.50%	1,414
Heating Oil	29,280	2.44%	1,565
Sugar#11	27,840	2.32%	(574)
Coffee ‘C’ Arabica	24,840	2.07%	292
HRW Wheat	22,680	1.89%	(1,289)
Lean Hogs	21,960	1.83%	(2,097)
Cotton	18,000	1.50%	826
United States Treasury Bill	—	—	260

	$1,200,000	100.00%	$(14,334)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$140,637	12.67%	$(2,643)
Natural Gas	139,416	12.56%	3,104
WTI Crude Oil	91,686	8.26%	(17)
Brent Crude Oil	76,923	6.93%	(1,480)
Corn	65,934	5.94%	1,457
Soybeans	61,494	5.54%	(1,250)
Copper High Grade	47,730	4.30%	(3,355)
Silver	43,179	3.89%	(2,982)
Soybean Oil	39,627	3.57%	2,107
Aluminium Primary	38,739	3.49%	(3,122)
Nickel Primary	36,963	3.33%	(2,461)
Gasoil	36,186	3.26%	2,427
SRW Wheat	35,187	3.17%	(683)
Soybean Meal	32,412	2.92%	(2,333)
Zinc High Grade	31,524	2.84%	(2,568)
Live Cattle	30,858	2.78%	(1,464)
RBOB Gasoline	27,750	2.50%	891
Heating Oil	27,084	2.44%	1,577
Sugar#11	25,752	2.32%	(874)
Coffee ‘C’ Arabica	22,977	2.07%	(610)
HRW Wheat	20,979	1.89%	(705)
Lean Hogs	20,313	1.83%	(1,648)
Cotton	16,650	1.50%	875
United States Treasury Bill	—	—	214

	$1,110,000	100.00%	$(15,543)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$131,768	12.67%	$(1,567)
Natural Gas	130,624	12.56%	10,726
WTI Crude Oil	85,904	8.26%	1,583
Brent Crude Oil	72,072	6.93%	(118)
Corn	61,776	5.94%	1,865
Soybeans	57,616	5.54%	(111)
Copper High Grade	44,720	4.30%	(1,972)
Silver	40,456	3.89%	(2,168)
Soybean Oil	37,128	3.57%	1,624
Aluminium Primary	36,296	3.49%	(2,350)
Nickel Primary	34,632	3.33%	(1,464)
Gasoil	33,904	3.26%	2,151
SRW Wheat	32,968	3.17%	(612)
Soybean Meal	30,368	2.92%	(1,394)
Zinc High Grade	29,536	2.84%	(2,363)
Live Cattle	28,912	2.78%	(1,094)
RBOB Gasoline	26,000	2.50%	1,086
Heating Oil	25,376	2.44%	1,595
Sugar#11	24,128	2.32%	(76)
Coffee ‘C’ Arabica	21,528	2.07%	(490)
HRW Wheat	19,656	1.89%	(779)
Lean Hogs	19,032	1.83%	(1,841)
Cotton	15,600	1.50%	1,053
United States Treasury Bill	—	—	179

	$1,040,000	100.00%	$3,463

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$13,684	12.67%	$113
Natural Gas	13,565	12.56%	873
WTI Crude Oil	8,921	8.26%	466
Brent Crude Oil	7,484	6.93%	260
Corn	6,415	5.94%	124
Soybeans	5,983	5.54%	34
Copper High Grade	4,644	4.30%	(68)
Silver	4,201	3.89%	(120)
Soybean Oil	3,856	3.57%	192
Aluminium Primary	3,769	3.49%	(50)
Nickel Primary	3,596	3.33%	(101)
Gasoil	3,521	3.26%	388
SRW Wheat	3,424	3.17%	(55)
Soybean Meal	3,154	2.92%	(99)
Zinc High Grade	3,067	2.84%	(46)
Live Cattle	3,002	2.78%	(47)
RBOB Gasoline	2,700	2.50%	170
Heating Oil	2,635	2.44%	191
Sugar#11	2,506	2.32%	36
Coffee ‘C’ Arabica	2,236	2.07%	14
HRW Wheat	2,041	1.89%	(89)
Lean Hogs	1,976	1.83%	(113)
Cotton	1,620	1.50%	116
United States Treasury Bill	—	—	11

	$108,000	100.00%	$2,200

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$15,838	12.67%	$62
Natural Gas	15,700	12.56%	618
WTI Crude Oil	10,325	8.26%	256
Brent Crude Oil	8,663	6.93%	111
Corn	7,425	5.94%	110
Soybeans	6,925	5.54%	54
Copper High Grade	5,375	4.30%	(68)
Silver	4,863	3.89%	(107)
Soybean Oil	4,463	3.57%	93
Aluminium Primary	4,363	3.49%	(19)
Nickel Primary	4,163	3.33%	(174)
Gasoil	4,075	3.26%	283
SRW Wheat	3,963	3.17%	(149)
Soybean Meal	3,650	2.92%	(40)
Zinc High Grade	3,550	2.84%	(67)
Live Cattle	3,475	2.78%	(78)
RBOB Gasoline	3,125	2.50%	118
Heating Oil	3,050	2.44%	117
Sugar#11	2,900	2.32%	34
Coffee ‘C’ Arabica	2,588	2.07%	11
HRW Wheat	2,363	1.89%	(126)
Lean Hogs	2,288	1.83%	(75)
Cotton	1,870	1.50%	130
United States Treasury Bill	—	—	9

	$125,000	100.00%	$1,103

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

Components of Total Return Swap	April 30, 2022

Description (1)	Notional Amount	Weight %	Unrealized Appreciation (Depreciation)
Gold	$74,880	12.67%	$896
Natural Gas	74,230	12.56%	(816)
WTI Crude Oil	48,817	8.26%	1,070
Brent Crude Oil	40,956	6.93%	399
Corn	35,105	5.94%	54
Soybeans	32,741	5.54%	(155)
Copper High Grade	25,413	4.30%	(383)
Silver	22,990	3.89%	(418)
Soybean Oil	21,099	3.57%	(135)
Aluminium Primary	20,626	3.49%	(285)
Nickel Primary	19,680	3.33%	(954)
Gasoil	19,267	3.26%	840
SRW Wheat	18,735	3.17%	(630)
Soybean Meal	17,257	2.92%	(346)
Zinc High Grade	16,784	2.84%	(465)
Live Cattle	16,430	2.78%	(212)
RBOB Gasoline	14,775	2.50%	178
Heating Oil	14,420	2.44%	222
Sugar#11	13,711	2.32%	178
Coffee ‘C’ Arabica	12,234	2.07%	359
HRW Wheat	11,170	1.89%	(485)
Lean Hogs	10,815	1.83%	(307)
Cotton	8,865	1.50%	301
United States Treasury Bill	—	—	28

	$591,000	100.00%	$(1,066)

(1)	Commodity Exposures of the Credit Suisse Custom 24 Total Return Index.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
U.S. Treasury Securities	29.6%
Corporate Bonds	19.6
Money Market Investments	16.8
Asset-Backed Securities	10.2
Residential Mortgage-Backed Securities — Non-Agency	7.0
Commercial Mortgage-Backed Securities — Non-Agency	5.8
Commercial Mortgage-Backed Securities — Agency	4.1
Residential Mortgage-Backed Securities — Agency	1.5
U.S. Government Agency Obligations	1.0
Municipal Bonds	0.2
Other*	4.2

Total	100.0%

*	Includes swaps, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$3,384,557	$—	$3,384,557
Commercial Mortgage-Backed Securities — Agency	—	1,345,260	—	1,345,260
Commercial Mortgage-Backed Securities — Non-Agency	—	1,942,672	—	1,942,672
Residential Mortgage-Backed Securities — Agency	—	505,922	—	505,922
Residential Mortgage-Backed Securities — Non-Agency	—	2,326,954	—	2,326,954
Corporate Bonds*	—	6,522,759	—	6,522,759
Municipal Bonds	—	68,899	—	68,899
U.S. Government Agency Obligations	—	326,480	—	326,480

Total Fixed Income Securities	—	16,423,503	—	16,423,503

Money Market Investments	5,590,428	—	—	5,590,428
Short Term Investments	9,826,627	—	—	9,826,627

Total Investments	$15,417,055	$16,423,503	$—	$31,840,558

Asset Derivatives
Swap Agreements
Commodity Risk	—	6,766	—	6,766

Total	$15,417,055	$16,430,269	$—	$31,847,324

Liability Derivatives
Swap Agreements
Commodity Risk	$—	$(677,484)	$—	$(677,484)

Total	$—	$(677,484)	$—	$(677,484)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 107.3% of Net Assets

CORPORATE BONDS — 29.7%

Aerospace/Defense — 0.3%

Boeing Co. (The)

1.43%	02/04/24		$50,000	$48,075

Agriculture — 1.7%

Altria Group, Inc.

1.00%	02/15/23		100,000	105,746

BAT Capital Corp.

4.54%	08/15/47		25,000	19,855

BAT International Finance PLC (United Kingdom)

2.25% (1)	01/16/30		100,000	93,986

Imperial Brands Finance PLC

4.25% (2)	07/21/25		25,000	24,844

8.13% (1)	03/15/24	GBP	50,000	68,048

				312,479

Airlines — 0.6%

Delta Air Lines, Inc. Pass-Through Certificates (20-1A-AA)

2.00%	12/10/29		$81,928	74,227

US Airways Group, Inc. Pass-Through Certificates (10-1A) (EETC)

6.25%	10/22/24		7,246	7,274

US Airways Group, Inc. Pass-Through Certificates (12-1-A) (EETC)

5.90%	04/01/26		25,516	26,082

				107,583

Banks — 7.3%

Bank of America Corp.

1.66% (SOFR + 0.910%)(3)	03/11/27		180,000	163,247

3.09% (3 mo. USD LIBOR + 1.090%) (3)	10/01/25		30,000	29,422

Citigroup, Inc.

1.46% (SOFR + 0.770%) (3)	06/09/27		75,000	66,778

Credit Suisse Group AG

1.31% (SOFR + 0.980%) (2)(3)	02/02/27		20,000	17,517

2.19% (SOFR + 2.044%) (2)(3)	06/05/26		85,000	78,533

2.59% (SOFR + 1.560%) (2)(3)	09/11/25		20,000	19,080

Goldman Sachs Group, Inc. (The)

1.09% (SOFR + 0.789%) (3)	12/09/26		10,000	8,954

3.27% (3 mo. USD LIBOR + 1.201%) (3)	09/29/25		130,000	127,963

HSBC Holdings PLC (United Kingdom)

1.75% (SONIO/N + 1.307%) (3)	07/24/27		100,000	116,180

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

JPMorgan Chase & Co.

0.77% (SOFR+ 0.490%) (3)	08/09/25	$25,000	$23,363

1.05% (SOFR + 0.800%) (3)	11/19/26	55,000	49,416

2.01% (TSFRM + 1.585%) (3)	03/13/26	65,000	61,279

2.08% (SOFR + 1.850%) (3)	04/22/26	15,000	14,114

Lloyds Banking Group PLC (United Kingdom)

3.87% (1 year Treasury Constant Maturity Rate + 3.500%) (3)	07/09/25	50,000	49,955

3.90%	03/12/24	20,000	20,047

Macquarie Group, Ltd. (Australia)

1.34% (SOFR + 1.069%) (2)(3)	01/12/27	80,000	71,113

2.87% (SOFR + 1.532%) (2)(3)	01/14/33	10,000	8,324

Morgan Stanley

1.16% (SOFR + 0.560%) (3)	10/21/25	95,000	88,788

1.59% (SOFR + 0.879%) (3)	05/04/27	35,000	31,583

Santander UK Group Holdings PLC (United Kingdom)

4.80% (3 mo. USD LIBOR +1.570%) (3)	11/15/24	90,000	91,176

Santander UK PLC (United Kingdom)

5.00% (2)	11/07/23	20,000	20,345

Wells Fargo & Co.

2.19% (SOFR + 2.000%) (3)	04/30/26	15,000	14,176

2.39% (SOFR + 2.100%) (3)	06/02/28	165,000	150,317

			1,321,670

Beverages — 0.3%

Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.

4.90%	02/01/46	30,000	29,615

Anheuser-Busch InBev Worldwide, Inc.

4.60%	04/15/48	10,000	9,435

Bacardi, Ltd.

4.45% (2)	05/15/25	25,000	25,081

			64,131

Chemicals — 0.6%

International Flavors & Fragrances, Inc.

1.75%	03/14/24	100,000	106,190

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Diversified Financial Services — 0.8%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

2.45%	10/29/26	$20,000	$17,832

3.88%	01/23/28	10,000	9,368

4.13%	07/03/23	10,000	10,019

4.88%	01/16/24	15,000	15,092

Air Lease Corp.

3.25%	03/01/25	20,000	19,416

Avolon Holdings Funding, Ltd.

2.53% (2)	11/18/27	24,000	20,676

2.88% (2)	02/15/25	30,000	28,314

Orix Corp.

4.00%	04/13/32	25,000	24,516

			145,233

Electric — 0.4%

FirstEnergy Transmission LLC

2.87% (2)	09/15/28	78,000	69,755

Engineering & Construction — 0.6%

Heathrow Funding, Ltd.

5.23% (2)	02/15/23	75,000	95,951

PowerTeam Services LLC

9.03% (2)	12/04/25	16,000	15,158

			111,109

Entertainment — 0.3%

Magallanes, Inc.

5.14% (2)	03/15/52	60,000	53,729

Environmental Control — 0.0%

GFL Environmental, Inc. (Canada)

3.75% (2)	08/01/25	7,000	6,641

Food — 0.6%

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

4.38% (2)	02/02/52	20,000	16,375

Kraft Heinz Foods Co.

4.38%	06/01/46	15,000	13,156

Pilgrim’s Pride Corp.

4.25% (2)	04/15/31	37,000	33,682

5.88% (2)	09/30/27	16,000	16,131

Post Holdings, Inc.

4.63% (2)	04/15/30	47,000	40,241

			119,585

Health Care-Products — 1.1%

American Medical System Europe BV

1.63%	03/08/31	100,000	98,433

Becton Dickinson Euro Finance Sarl

0.63%	06/04/23	100,000	105,578

			204,011

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 0.9%

CommonSpirit Health

2.78%	10/01/30	$25,000	$22,248

HCA, Inc.

4.13%	06/15/29	24,000	23,028

5.25%	04/15/25	2,000	2,063

5.25%	06/15/49	64,000	61,156

Molina Healthcare, Inc.

3.88% (2)	11/15/30	63,000	57,169

			165,664

Insurance — 0.8%

Athene Global Funding

1.99% (2)	08/19/28	70,000	59,250

Farmers Exchange Capital II

6.15% (3 mo. USD LIBOR + 3.744%) (2)(3)	11/01/53	55,000	60,338

Teachers Insurance & Annuity Association of America

4.27% (2)	05/15/47	20,000	18,875

			138,463

Internet — 0.7%

Alibaba Group Holding, Ltd.

2.13%	02/09/31	65,000	53,969

Tencent Holdings, Ltd.

3.60% (2)	01/19/28	85,000	80,924

			134,893

Media — 0.5%

Charter Communications Operating LLC / Charter Communications Operating Capital

5.38%	05/01/47	81,000	72,537

CSC Holdings LLC

4.13% (2)	12/01/30	25,000	20,724

6.50% (2)	02/01/29	7,000	6,662

			99,923

Miscellaneous Manufacturers — 0.7%

General Electric Co.

0.99% (3 mo. USD LIBOR + 0.480%) (3)	08/15/36	150,000	124,842

Multi-National — 0.4%

International Bank for Reconstruction & Development

1.75% (1)	03/13/25	650,000	68,138

Oil & Gas — 2.3%

Antero Resources Corp.

8.38% (2)	07/15/26	10,000	10,800

Energean Israel Finance, Ltd.

4.50% (1)	03/30/24	50,000	48,723

Leviathan Bond, Ltd.

6.75% (1)	06/30/30	55,000	54,376

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount		Value

Oil & Gas (Continued)

Petroleos Mexicanos

5.50% (1)	02/24/25	EUR	97,000	$104,952

7.69%	01/23/50		$15,000	11,745

SA Global Sukuk, Ltd.

2.69% (2)	06/17/31		200,000	180,322

Transocean Poseidon, Ltd.

6.88% (2)	02/01/27		6,563	6,324

				417,242

Oil & Gas Services — 0.1%

Transocean Phoenix 2, Ltd.

7.75% (2)	10/15/24		11,250	11,356

Packaging & Containers — 0.6%

Berry Global, Inc.

1.00% (1)	01/15/25		100,000	100,811

Graphic Packaging International LLC

4.88%	11/15/22		8,000	8,055

				108,866

Pharmaceuticals — 1.0%

AbbVie, Inc.

4.50%	05/14/35		53,000	52,438

Bayer US Finance II LLC

4.63% (2)	06/25/38		25,000	23,954

4.88% (2)	06/25/48		30,000	29,262

Cigna Corp.

3.40%	03/15/51		30,000	23,550

CVS Health Corp.

5.05%	03/25/48		45,000	45,264

				174,468

Pipelines — 0.6%

Energy Transfer LP

5.15%	03/15/45		100,000	90,790

Kinder Morgan Energy Partners LP

5.00%	08/15/42		15,000	13,920

				104,710

REIT — 1.8%

American Assets Trust LP

3.38%	02/01/31		40,000	35,579

American Campus Communities Operating Partnership LP

4.13%	07/01/24		30,000	30,355

GLP Capital LP / GLP Financing II, Inc.

3.35%	09/01/24		15,000	14,875

5.25%	06/01/25		15,000	15,342

5.38%	04/15/26		25,000	25,532

5.75%	06/01/28		5,000	5,256

Healthcare Trust of America Holdings LP

3.10%	02/15/30		75,000	68,081

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

Lexington Realty Trust

2.70%	09/15/30	$20,000	$17,236

SL Green Operating Partnership LP

3.25%	10/15/22	55,000	55,051

VICI Properties LP

4.75%	02/15/28	55,000	54,799

			322,106

Retail — 0.5%

Alimentation Couche-Tard, Inc.

3.06%	07/26/24	95,000	73,259

Michaels Cos, Inc. (The)

5.25% (2)	05/01/28	20,000	17,224

			90,483

Savings & Loans — 0.3%

Nationwide Building Society (United Kingdom)

3.77% (3 mo. USD LIBOR +1.064%) (2)(3)	03/08/24	65,000	65,046

Software — 0.3%

Oracle Corp.

3.95%	03/25/51	74,000	56,337

Telecommunications — 3.6%

AT&T, Inc.

4.75%	05/15/46	130,000	129,045

Frontier Communications Holdings LLC

5.00% (2)	05/01/28	11,000	10,053

Intelsat Jackson Holding S. A. (Escrow)

8.50% (4)	10/15/24	21,000	—

9.75% (4)	07/15/25	15,000	—

Intelsat Jackson Holdings S. A.

6.50% (2)(5)	03/15/30	104,000	98,141

Level 3 Financing, Inc.

3.63% (2)	01/15/29	15,000	12,219

3.88% (2)	11/15/29	55,000	48,609

4.63% (2)	09/15/27	3,000	2,702

Qwest Corp.

7.25%	09/15/25	33,000	35,887

Sprint Corp.

7.88%	09/15/23	16,000	16,821

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

4.74% (2)	03/20/25	157,500	158,804

T-Mobile USA, Inc.

2.63%	04/15/26	55,000	51,421

3.75%	04/15/27	20,000	19,481

3.88%	04/15/30	20,000	18,965

Vodafone Group PLC (United Kingdom)

4.88%	06/19/49	48,000	45,977

			648,125

Total Corporate Bonds

(Cost: $6,026,306)			5,400,853

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

MUNICIPAL BONDS — 1.0%

Alabama Economic Settlement Authority, Revenue Bond

4.26%	09/15/32		$40,000	$40,131

City of New York NY, General Obligation Unlimited

3.00%	08/01/34		55,000	48,922

3.62%	04/01/31		50,000	48,198

County of Miami-Dade FL Aviation Revenue, Revenue Bond

2.86%	10/01/35		50,000	42,269

Total Municipal Bonds

(Cost: $204,922)				179,520

FOREIGN GOVERNMENT BONDS — 39.7%

Australia Government Bond

0.25% (1)	11/21/25	AUD	197,000	127,499

1.25%	05/21/32	AUD	91,000	53,789

2.75% (1)	05/21/41	AUD	132,000	85,158

4.75% (1)	04/21/27	AUD	251,000	192,695

Bundesrepublik Deutschland Bundesanleihe

0.00% (1)	02/15/32	EUR	96,000	92,440

Canada Housing Trust No 1

1.75% (2)	06/15/30	CAD	210,000	146,370

Canadian Government Bond

2.00%	12/01/51	CAD	91,000	59,680

China Development Bank

3.09%	06/18/30	CNY	1,290,000	195,132

4.24%	08/24/27	CNY	2,290,000	369,860

China Government Bond

2.85%	06/04/27	CNY	2,380,000	364,241

3.02%	05/27/31	CNY	270,000	41,420

3.13%	11/21/29	CNY	2,350,000	364,007

3.72%	04/12/51	CNY	1,590,000	256,691

European Union

0.20% (1)	06/04/36	EUR	223,000	190,405

0.70% (1)	07/06/51	EUR	88,000	71,914

French Republic Government Bond OAT

0.00% (1)(6)	02/25/27	EUR	90,000	90,962

0.00% (1)(6)	11/25/31	EUR	61,000	56,315

0.50% (1)	06/25/44	EUR	55,000	44,207

0.75% (1)	05/25/52	EUR	85,000	66,187

Hungary Government Bond

3.00%	08/21/30	HUF	2,250,000	4,743

Indonesia Treasury Bond

6.63%	05/15/33	IDR	1,932,000,000	127,742

Ireland Government Bond

0.55% (1)	04/22/41	EUR	45,000	37,816

1.30% (1)	05/15/33	EUR	65,000	66,271

1.50% (1)	05/15/50	EUR	40,000	38,367

Israel Government Bond

3.75%	03/31/47	ILS	94,000	31,620

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

Italy Buoni Poliennali Del Tesoro

0.60% (1)	08/01/31	EUR	255,000	$223,307

1.10% (1)	04/01/27	EUR	184,000	186,400

Japan Government Thirty Year Bond

0.40%	03/20/50	JPY	44,000,000	295,624

Japan Government Twenty Year Bond

0.50%	09/20/36	JPY	28,500,000	221,009

Korea Treasury Bond

2.00%	06/10/31	KRW	387,920,000	280,178

Malaysia Government Bond

4.64%	11/07/33	MYR	479,000	108,981

Mexican Bonos

6.75%	03/09/23	MXN	1,205,000	58,117

Mexico Government Bond (BONOS)

7.50%	06/03/27	MXN	1,100,000	50,584

New Zealand Government Bond

1.75%	05/15/41	NZD	180,000	84,850

2.00%	05/15/32	NZD	254,000	142,303

4.50% (1)	04/15/27	NZD	434,000	293,735

Norway Government Bond

1.50% (1)	02/19/26	NOK	4,852,000	500,221

Panama Government International Bond

2.25%	09/29/32		$200,000	161,311

3.75% (1)	04/17/26		18,000	17,735

Peru Government Bond

5.40%	08/12/34	PEN	368,000	76,250

Portugal Obrigacoes do Tesouro OT

0.30% (1)	10/17/31	EUR	91,000	82,923

1.00% (1)	04/12/52	EUR	55,000	39,040

Province of Ontario Canada

1.85%	02/01/27	CAD	155,000	114,532

2.05%	06/02/30	CAD	70,000	49,080

Republic of Poland Government Bond

1.75%	04/25/32	PLN	189,000	28,428

Romanian Government International Bond

3.00% (1)	02/27/27		$80,000	74,612

Singapore Government Bond

1.63%	07/01/31	SGD	155,000	104,115

2.38%	07/01/39	SGD	89,000	61,072

South Africa Government Bond

8.88%	02/28/35	ZAR	1,037,000	57,172

Spain Government Bond

1.00% (1)	10/31/50	EUR	37,000	27,315

1.85% (1)	07/30/35	EUR	190,000	193,760

2.15% (1)	10/31/25	EUR	122,000	133,897

Thailand Government Bond

1.59%	12/17/35	THB	2,007,000	47,814

United Kingdom Gilt

1.25% (1)	10/22/41	GBP	102,000	110,533

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount		Value

FOREIGN GOVERNMENT BONDS (Continued)

1.25% (1)	07/31/51	GBP	98,000	$101,672

1.75% (1)	09/07/37	GBP	95,000	113,749

Total Foreign Government Bonds

(Cost: $8,065,121)				7,215,850

ASSET-BACKED SECURITIES — 7.3%

Dryden Senior Loan Fund (19-72A-BR)

2.16% (3 mo. USD LIBOR + 1.650%) (2)(3)	05/15/32		$185,000	182,567

Eaton Vance CLO, Ltd. (13-1A-A13R)

2.29% (3 mo. USD LIBOR + 1.250%) (2)(3)	01/15/34		150,000	148,879

Educational Funding of the South, Inc. (11-1-A2)

1.83% (3 mo. USD LIBOR + 0.650%) (3)	04/25/35		8,517	8,460

GoldenTree Loan Opportunities IX, Ltd. (14-9A-AR2)

2.35% (3 mo. USD LIBOR + 1.110%) (2)(3)	10/29/29		97,362	97,065

Madison Park Funding XVII, Ltd. (15-17A-AR2)

2.10% (3 mo. USD LIBOR + 1.000%) (2)(3)	07/21/30		150,000	149,047

OCP CLO 2020-19, Ltd. (20-19A-AR)

2.21% (3 mo. USD LIBOR + 1.150%) (2)(3)	10/20/34		100,000	98,629

Rockford Tower CLO, Ltd. (21-1A-B)

2.71% (3 mo. USD LIBOR + 1.650%) (2)(3)	07/20/34		180,000	176,555

Sixth Street CLO XVII, Ltd. (21-17A-A)

2.30% (3 mo. USD LIBOR + 1.240%) (2)(3)	01/20/34		150,000	148,823

SLC Student Loan Trust (06-1-A6)

0.99% (3 mo. USD LIBOR + 0.160%) (3)	03/15/55		100,000	96,074

SLM Student Loan Trust (08-5-B)

3.03% (3 mo. USD LIBOR + 1.850%) (3)	07/25/73		50,000	49,932

SLM Student Loan Trust (08-8-B)

3.43% (3 mo. USD LIBOR + 2.250%) (3)	10/25/75		57,000	57,124

SLM Student Loan Trust (08-9-B)

3.43% (3 mo. USD LIBOR + 2.250%) (3)	10/25/83		57,000	57,237

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Student Loan Consolidation Center (02-2-B2)

1.65% (28-Day Auction Rate) (2)(3)	07/01/42	$50,000	$46,113

Total Asset-backed Securities

(Cost: $1,317,625)			1,316,505

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 1.0%

Fannie Mae (16-M2-X3) (I/O)

2.12% (7)	04/25/36	277,493	2,815

Fannie Mae (16-M4-X2) (I/O)

2.69% (7)	01/25/39	707,474	17,177

Fannie Mae, Pool #BL6060

2.46%	04/01/40	145,000	121,748

Freddie Mac Multifamily Structured Pass Through Certificates (K028-X1) (I/O)

0.34% (7)	02/25/23	3,265,189	4,238

Freddie Mac Multifamily Structured Pass-Through Certificates (K022-X3) (I/O)

1.86% (7)	08/25/40	800,000	3,519

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (7)	11/25/40	2,850,000	21,173

Ginnie Mae (11-147-IO) (I/O)

0.00% (7)	10/16/44	928,982	9

Ginnie Mae (12-144-IO) (I/O)

0.33% (7)	01/16/53	1,694,164	17,584

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $267,310)			188,263

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 1.9%

Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O)

1.55% (2)(5)(7)	04/11/37	1,035,545	9,317

COMM Mortgage Trust (13-CR7-XA) (I/O)

1.30% (7)	03/10/46	648,333	4,521

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.84% (7)	10/15/45	740,877	2,006

GS Mortgage Securities Trust (10-C1-X) (I/O)

0.59% (2)(7)	08/10/43	990,222	7,433

GS Mortgage Securities Trust (11-GC3-X) (I/O)

0.00% (2)(7)	03/10/44	198,430	2

GS Mortgage Securities Trust (13-GC12-XA) (I/O)

1.52% (7)	06/10/46	4,638,020	40,849

GS Mortgage Securities Trust (14-GC20-XA) (I/O)

1.19% (7)	04/10/47	1,056,405	15,266

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (2)(7)	12/10/41	35,000	32,485

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-XB) (I/O)

0.51% (2)(7)	02/15/46	$6,280,382	$49,330

JPMorgan Chase Commercial Mortgage Securities Trust (14-C19-XA) (I/O)

0.80% (7)	04/15/47	2,408,037	21,019

Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)

1.40% (7)	02/15/46	1,929,854	9,294

One Bryant Park Trust (19-OBP-A)

2.52% (2)	09/15/54	40,000	35,503

Taurus CMBS (21-UK4A-B)

1.66% (SONIA3M IR + 1.500%) (2)(3)	08/17/31	97,305	120,714

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.00% (2)(7)	11/15/45	2,257,088	5,217

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $265,886)			352,956

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 17.4%

Fannie Mae, Pool #MA4152

2.00%	10/01/40	75,810	68,073

Fannie Mae

2.00%	12/01/51	98,331	86,914

Fannie Mae (07-52-LS) (I/O) (I/F)

5.38% (-1 mo. USD LIBOR + 6.050%) (3)	06/25/37	43,063	4,095

Fannie Mae (08-18-SM) (I/O) (I/F)

6.33% (-1 mo. USD LIBOR + 7.000%) (3)	03/25/38	45,546	4,001

Fannie Mae (09-115-SB) (I/O) (I/F)

5.58% (-1 mo. USD LIBOR + 6.250%) (3)	01/25/40	27,013	3,421

Fannie Mae (10-116-SE) (I/O) (I/F)

5.93% (-1 mo. USD LIBOR + 6.600%) (3)	10/25/40	51,339	7,520

Fannie Mae, Pool #AB3679

3.50%	10/01/41	51,146	50,577

Fannie Mae, Pool #AB4045

3.50%	12/01/41	74,230	73,616

Fannie Mae, Pool #AT5914

3.50%	06/01/43	23,946	23,735

Fannie Mae, Pool #BD7081

4.00%	03/01/47	18,212	18,358

Fannie Mae, Pool #CA0996

3.50%	01/01/48	55,065	54,104

Fannie Mae, Pool #CA2208

4.50%	08/01/48	1,819	1,861

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #CB2610

2.00%	01/01/52	$73,794	$65,226

Fannie Mae, Pool #FM2870

3.00%	03/01/50	142,817	136,238

Fannie Mae, Pool #MA1527

3.00%	08/01/33	13,773	13,547

Fannie Mae, Pool #MA1652

3.50%	11/01/33	22,398	22,413

Fannie Mae, Pool #MA2705

3.00%	08/01/46	67,348	64,526

Fannie Mae, Pool #MA4204

2.00%	12/01/40	62,269	55,912

Freddie Mac, Pool #SD0231

3.00%	01/01/50	107,492	102,541

Freddie Mac (3439-SC) (I/O) (I/F)

5.35% (-1 mo. USD LIBOR + 5.900%)(3)	04/15/38	43,088	4,474

Freddie Mac, Pool #G08681

3.50%	12/01/45	19,226	18,972

Freddie Mac, Pool #G08698

3.50%	03/01/46	17,872	17,642

Freddie Mac, Pool #G08716

3.50%	08/01/46	18,773	18,469

Freddie Mac, Pool #G08721

3.00%	09/01/46	3,660	3,509

Freddie Mac, Pool #G08722

3.50%	09/01/46	1,896	1,865

Freddie Mac, Pool #G08732

3.00%	11/01/46	5,118	4,908

Freddie Mac, Pool #G08762

4.00%	05/01/47	16,829	16,943

Freddie Mac, Pool #G08833

5.00%	07/01/48	2,742	2,849

Freddie Mac, Pool #G18592

3.00%	03/01/31	3,354	3,338

Freddie Mac, Pool #ZT1703

4.00%	01/01/49	46,041	46,308

Ginnie Mae (11-146-EI) (I/O) (PAC)

5.00%	11/16/41	41,702	7,277

Ginnie Mae II, Pool #MA3597

3.50%	04/20/46	11,951	11,873

Ginnie Mae II, Pool #MA3662

3.00%	05/20/46	32,670	31,685

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	1,731	1,720

Ginnie Mae II, Pool #MA3803

3.50%	07/20/46	8,013	7,924

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	$8,802	$9,361

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	36,729	36,351

Ginnie Mae II, Pool #MA5399

4.50%	08/20/48	15,972	16,344

Ginnie Mae II TBA, 30 Year

2.00% (7)	05/19/52	25,000	22,653

2.50% (7)	12/01/51	150,000	139,175
Uniform Mortgage-Backed Securities TBA, 30 Year

2.00% (8)	12/01/51	200,000	176,401

2.00% (8)	12/01/51	325,000	285,982

2.50% (8)	01/01/52	50,000	45,507

2.50% (8)	01/01/52	650,000	592,994

3.00% (8)	02/01/52	600,000	565,734

3.50% (8)	03/01/52	150,000	145,443

4.00% (8)	04/01/52	75,000	74,554

Total Residential Mortgage-Backed Securities — Agency

(Cost: $3,193,297)			3,166,933

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.5%

Banc of America Funding Trust (05-C-A3)

0.89% (1 mo. USD LIBOR + 0.300%) (3)	05/20/35	13,250	13,232

BCMSC Trust (00-A-A4)

8.29% (7)	06/15/30	189,525	39,954

Bear Stearns ALT-A Trust (04-8-M2)

2.39% (1 mo. USD LIBOR + 1.725%) (3)	09/25/34	102,093	100,659

Bear Stearns ALT-A Trust (05-8-11A1)

1.21% (1 mo. USD LIBOR + 0.540%) (3)	10/25/35	28,622	27,955

Carrington Mortgage Loan Trust (06-RFC1-A4)

1.15% (1 mo. USD LIBOR + 0.480%) (3)	03/25/36	8,262	8,269

DSLA Mortgage Loan Trust (04-AR1-A1A)

1.39% (1 mo. USD LIBOR + 0.840%) (3)	09/19/44	69,846	68,370

First Horizon Mortgage Pass-Through Trust (05-AR4-2A1)

2.92% (7)(9)	10/25/35	18,794	18,600

HSI Asset Securitization Corp. (06-WMC1-A3)

0.97% (1 mo. USD LIBOR + 0.300%) (3)	07/25/36	284,283	153,138

IndyMac INDX Mortgage Loan Trust (05-AR15-A2)

2.92% (7)	09/25/35	48,845	42,123

JPMorgan Mortgage Acquisition Trust (06-CH2-AF3)

5.46%	09/25/29	191,848	136,597

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

JPMorgan Mortgage Trust (05-A6-7A1)

2.91% (7)(9)	08/25/35	$12,478	$11,450

Lehman XS Trust (06-9-A1B)

0.34% (1 mo. USD LIBOR + 0.320%) (3)(4)	05/25/46	105	—

Long Beach Mortgage Loan Trust (06-WL1-2A4)

1.35% (1 mo. USD LIBOR + 0.680%) (3)	01/25/46	4,645	4,643

Merrill Lynch Alternative Note Asset Trust (07-A1-A2B)

0.97% (1 mo. USD LIBOR + 0.150%) (3)	01/25/37	292,206	108,486

Merrill Lynch Alternative Note Asset Trust (07-A3-A2D)

1.33% (1 mo. USD LIBOR + 0.330%) (3)(4)	04/25/37	1,251,739	61,202

Morgan Stanley ABS Capital I, Inc. Trust (06-HE4-A4)

1.15% (1 mo. USD LIBOR + 0.480%) (3)	06/25/36	251,659	154,419

MortgageIT Trust (05-1-1A1)

1.31% (1 mo. USD LIBOR + 0.640%) (3)	02/25/35	16,699	16,630

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

1.21% (1 mo. USD LIBOR + 0.540%) (3)	03/25/37	78,247	76,962

RESIMAC Premier Series 2021-1 (21-1A-A1)

1.19% (1 mo. USD LIBOR + 0.700%) (2)(3)(9)	07/10/52	193,569	192,842

Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1)

2.39% (7)	12/25/34	19,299	19,244

Structured Asset Mortgage Investments II Trust (05-AR6-2A1)

1.29% (1 mo. USD LIBOR + 0.620%) (3)	09/25/45	25,035	23,612

Structured Asset Mortgage Investments, Inc. (06-AR3-22A1)

2.57% (7)(9)	05/25/36	133,568	83,437

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,655,719)			1,361,824

U.S. TREASURY SECURITIES — 1.8%

U.S. Treasury Bond

2.25%	02/15/52	89,000	76,443

U.S. Treasury Note

1.88%	02/15/32	106,000	96,799

2.50%	03/31/27	83,000	81,346

2.75%	04/30/27	76,000	75,321

Total U.S. Treasury Securities

(Cost: $332,589)			329,909

Total Fixed Income Securities

(Cost: $21,328,775)			19,512,613

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 1.7%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (10)	303,045	$303,045

Total Money Market Investments

(Cost: $303,045)		303,045

INVESTMENT COMPANIES — 3.3%

TCW Emerging Markets Income Fund — I Class (11)	89,949	595,461

Total Investment Companies

(Cost: $714,537)		595,461

COMMON STOCK — 0.1%

TELECOMMUNICATIONS — 0.1%

Intelsat S.A. (4)(12)	344	11,159

Total Common Stock

(Cost: $32,007)		11,159

Issues	Shares	Value

RIGHTS — 0.0%

Intelsat S.A. (4)(12)	35	$—

Intelsat S.A. (4)(12)	35	—

Total Rights

(Cost: $—)		—

Total Investments (112.4%)

(Cost: $22,378,364)		20,422,278

Liabilities In Excess Of Other Assets (-12.4%)		(2,256,696)

Net Assets (100.0%)		$18,165,582

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (13)
State Street Bank & Trust Co.	AUD	19,000	07/08/22	$14,267	$13,518	$(749)
Goldman Sachs & Co.	BRL	881,796	07/08/22	172,374	174,570	2,196
State Street Bank & Trust Co.	CAD	212,232	07/08/22	167,559	166,023	(1,536)
State Street Bank & Trust Co.	CHF	59,000	07/08/22	62,169	61,000	(1,169)
Goldman Sachs & Co.	CLP	7,500,000	07/08/22	9,059	8,681	(378)
State Street Bank & Trust Co.	CNY	550,000	07/08/22	83,002	83,342	340
State Street Bank & Trust Co.	CNY	4,226,744	02/21/23	655,675	638,008	(17,667)
State Street Bank & Trust Co.	CZK	1,183,484	07/08/22	51,945	50,371	(1,574)
State Street Bank & Trust Co.	EUR	1,933,624	07/08/22	2,127,546	2,046,533	(81,013)
State Street Bank & Trust Co.	GBP	91,562	07/08/22	119,826	114,977	(4,849)
Citibank N.A.	GBP	14,000	07/08/22	18,014	17,580	(434)
State Street Bank & Trust Co.	HUF	9,250,701	07/08/22	26,387	25,569	(818)
State Street Bank & Trust Co.	JPY	234,929,000	07/08/22	1,878,025	1,817,760	(60,265)
Citibank N.A.	JPY	1,188,000	07/08/22	9,257	9,192	(65)
Goldman Sachs & Co.	KRW	160,260,384	02/21/23	130,346	128,445	(1,901)
State Street Bank & Trust Co.	NOK	283,000	07/08/22	30,261	30,385	124
State Street Bank & Trust Co.	NZD	47,000	07/08/22	32,083	30,493	(1,590)
State Street Bank & Trust Co.	PLN	195,521	07/08/22	45,466	43,686	(1,780)
State Street Bank & Trust Co.	SEK	1,229,000	07/08/22	128,670	125,741	(2,929)
Goldman Sachs & Co.	SGD	73,470	02/21/23	54,172	53,470	(702)
Goldman Sachs & Co.	THB	862,268	07/08/22	25,757	25,206	(551)

				$5,841,860	$5,664,550	$(177,310)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2022

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (14)
State Street Bank & Trust Co.	AUD	75,000	07/08/22	$56,231	$53,362	$2,869
Goldman Sachs & Co.	AUD	225,299	07/08/22	168,717	160,300	8,417
Goldman Sachs & Co.	BRL	881,796	07/08/22	183,588	174,570	9,018
Goldman Sachs & Co.	CAD	36,000	07/08/22	28,519	28,162	357
Goldman Sachs & Co.	CNH	544,460	02/21/23	81,711	81,120	591
State Street Bank & Trust Co.	CNY	1,144,000	07/08/22	176,478	173,352	3,126
State Street Bank & Trust Co.	CNY	4,226,744	02/21/23	655,615	638,007	17,608
Goldman Sachs & Co.	COP	4,853,486	07/08/22	1,284	1,207	77
Goldman Sachs & Co.	EUR	161,283	07/08/22	177,253	170,701	6,552
State Street Bank & Trust Co.	EUR	156,000	07/08/22	168,079	165,110	2,969
Citibank N.A.	EUR	179,000	07/08/22	195,248	189,452	5,796
Goldman Sachs & Co.	EUR	128,979	07/11/22	140,805	136,535	4,270
State Street Bank & Trust Co.	GBP	8,000	07/08/22	10,434	10,046	388
Goldman Sachs & Co.	GBP	30,804	07/08/22	39,994	38,681	1,313
State Street Bank & Trust Co.	HUF	6,730,000	07/08/22	19,223	18,602	621
Goldman Sachs & Co.	IDR	731,897,000	07/08/22	50,844	50,307	537
Goldman Sachs & Co.	ILS	13,674	07/08/22	4,255	4,107	148
State Street Bank & Trust Co.	JPY	28,042,000	07/08/22	226,774	216,974	9,800
Goldman Sachs & Co.	KRW	25,997,000	07/08/22	21,167	20,706	461
Citibank N.A.	KRW	114,550,618	02/21/23	91,450	91,809	(359)
Goldman Sachs & Co.	KRW	113,499,151	02/21/23	94,709	90,967	3,742
State Street Bank & Trust Co.	MXN	1,337,082	07/08/22	66,664	64,696	1,968
Goldman Sachs & Co.	MYR	245,905	07/08/22	58,092	56,436	1,656
State Street Bank & Trust Co.	NOK	4,910,000	07/08/22	555,960	527,168	28,792
State Street Bank & Trust Co.	NZD	819,000	07/08/22	555,588	531,357	24,231
Goldman Sachs & Co.	PEN	389,466	07/08/22	103,366	100,656	2,710
State Street Bank & Trust Co.	PLN	201,000	07/08/22	44,568	44,910	(342)
Goldman Sachs & Co.	RON	251,071	07/08/22	54,854	53,043	1,811
State Street Bank & Trust Co.	SGD	13,000	07/08/22	9,503	9,414	89
Goldman Sachs & Co.	SGD	180,000	02/21/23	134,489	131,000	3,489
Goldman Sachs & Co.	THB	1,310,000	07/08/22	38,839	38,294	545
Goldman Sachs & Co.	ZAR	953,792	07/08/22	64,898	59,882	5,016

				$4,279,199	$4,130,933	$148,266

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
3	2-Year U.S. Treasury Note Futures	06/30/22	$642,100	$632,438	$(9,662)
3	Bank Acceptance Future	12/19/22	574,984	567,290	(7,694)
1	U.S. Ultra Long Bond Futures	06/21/22	162,846	160,437	(2,409)

			$1,379,930	$1,360,165	$(19,765)

Short Futures
5	10-Year U.S. Treasury Note Futures	06/21/22	$(702,747)	$(645,000)	$57,747
2	5-Year U.S. Treasury Note Futures	06/30/22	(226,840)	(225,344)	1,496
1	Long Gilt Future	06/28/22	(154,412)	(148,701)	5,711

			$(1,083,999)	$(1,019,045)	$64,954

Written Swaptions — OTC

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
Put
3-Month 2-Year Interest Rate Swap	Citibank	$1.95	6/8/22	(1,460,000)	$(1,460,000)	$(34,719)	$(4,380)	$(30,339)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

April 30, 2022

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
AUD	Australian Dollar.
BRL	Brazilian Real.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CLP	Chilean Peso.
CNH	Chinese Yuan Renminbi.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EUR	Euro Currency.
GBP	British Pound Sterling.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
ILS	Israeli Shekel.
JPY	Japanese Yen.
KRW	South Korean Won.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
NOK	Norwegian Krona.
NZD	New Zealand Dollar.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
SEK	Swedish Krona.
SGD	Singapore Dollar.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2022, the value of these securities amounted to $3,798,169 or 20.9% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $3,287,139 or 18.1% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2022.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(5)	Restricted security (Note 11).
(6)	Security is not accruing interest.
(7)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(9)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(11)	Affiliated issuer.
(12)	Non-income producing security.
(13)	Fund buys foreign currency, sells U.S. Dollar.
(14)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

The summary of the TCW Global Bond Fund transactions in the affiliated fund for the period ended April 30, 2022 is as follows:

Name of Affiliated Fund	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Number of Shares Held April 30, 2022	Value at April 30, 2022	Dividends and Interest Income Received	Distributions Received from Net Realized Gain	Net Realized Gain (Loss) on Investments	Net change in Unrealized Gain (Loss) on Investments
TCW Emerging Markets Income Fund — I Class
	$1,142,121	$23,790	$415,000	89,949	$595,461	$19,530	$—	$(75,539)	$(79,911)

Total					$595,461	$19,530	$—	$(75,539)	$(79,911)

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Foreign Government Bonds	39.7%
Corporate Bonds	29.7
Residential Mortgage-Backed Securities — Agency	17.4
Residential Mortgage-Backed Securities — Non-Agency	7.5
Asset-Backed Securities	7.3
Investment Companies	3.3
Commercial Mortgage-Backed Securities — Non-Agency	1.9
U.S. Treasury Securities	1.8
Money Market Investments	1.7
Commercial Mortgage-Backed Securities — Agency	1.0
Municipal Bonds	1.0
Common Stock	0.1
Rights	0.0
Other*	(12.4)

Total	100.0%

*	Includes capstock, futures, pending trades, written swaptions, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2022

Country	Percentage of Net Assets
Australia	4.0%
Bermuda	0.1
Canada	2.5
Cayman Islands	6.6
China	8.8
France	1.4
Germany	0.5
Great Britain	5.1
Hungary	0.0
Indonesia	0.7
Ireland	1.7
Israel	0.7
Italy	2.3
Japan	3.0
Jersey	0.5
Luxembourg	1.2
Malaysia	0.6
Mexico	1.2
Netherlands	0.5
New Zealand	2.9
Norway	2.8
Panama	1.0
Peru	0.4
Poland	0.2
Portugal	0.7
Romania	0.4
Saudi Arabia	1.0
Singapore	0.9
South Africa	0.3
South Korea	1.6
Spain	2.0
Supranational	0.4
Switzerland	0.6
Thailand	0.3
United States	55.5

Total	112.4%

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds	$—	$5,400,853	$—	$5,400,853
Municipal Bonds	—	179,520	—	179,520
Foreign Government Bonds	—	7,215,850	—	7,215,850
Asset-Backed Securities	—	1,316,505	—	1,316,505
Commercial Mortgage-Backed Securities — Agency	—	188,263	—	188,263
Commercial Mortgage-Backed Securities — Non-Agency	—	352,956	—	352,956
Residential Mortgage-Backed Securities — Agency	—	3,166,933	—	3,166,933
Residential Mortgage-Backed Securities — Non-Agency	—	1,300,622	61,202	1,361,824
U.S. Treasury Securities	329,909	—	—	329,909

Total Fixed Income Securities	329,909	19,121,502	61,202	19,512,613

Money Market Investments	303,045	—	—	303,045
Investment Companies	595,461	—	—	595,461
Common Stock	—	—	11,159	11,159
Rights	—	—	—	—

Total Investments	$1,228,415	$19,121,502	$72,361	$20,422,278

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	151,627	—	151,627
Futures Contracts
Interest Rate Risk	64,954	—	—	64,954

Total	$1,293,369	$19,273,129	$72,361	$20,638,859

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(180,671)	$—	$(180,671)
Futures Contracts
Interest Rate Risk	(19,765)	—	—	(19,765)
Written Options
Interest Rate Risk	—	(34,719)	—	(34,719)

Total	$(19,765)	$(215,390)	$—	$(235,155)

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 94.0% of Net Assets

BANK LOANS — 8.3%

Airlines — 0.1%

AAdvantage Loyalty IP Ltd. 2021 Term Loan

5.81% (3 mo. USD LIBOR + 4.750%) (1)	04/20/28	$70,000	$71,352

Chemicals — 0.3%

Zep, Inc. 2017 1st Lien Term Loan

5.00% (3 mo. USD LIBOR + 4.000%) (1)	08/12/24	257,087	239,091

Commercial Services — 0.6%

Spin Holdco, Inc. 2021 Term Loan

4.75% (3 mo. USD LIBOR + 4.000%) (1)	03/04/28	420,750	419,540

Computers — 0.3%

TierPoint, LLC 2021 Term Loan

4.51% (1 mo. USD LIBOR + 3.750%) (1)	05/05/26	193,123	191,950

Electric — 0.1%

Vistra Operations Co. LLC 1st Lien Term Loan B3

2.19% (1 mo. USD LIBOR + 1.750%) (1)	12/31/25	66,746	65,972

Entertainment — 1.1%

Crown Finance US, Inc. 2018 USD Term Loan

4.00% (3 mo. USD LIBOR + 2.500%) (1)	02/28/25	756,626	579,545

Crown Finance US, Inc. 2020 Term Loan B1

7.00% (3 mo. USD LIBOR +7.000%) (1)	05/23/24	219,153	254,595

Golden Nugget, Inc. 2020 Initial Term Loan

13.00% (1 mo. USD LIBOR + 12.000%) (1)	10/04/23	3,020	3,231

			837,371

Environmental Control — 0.1%

GFL Environmental, Inc. 2020 Term Loan

4.24% (3 mo. USD LIBOR + 3.000%) (1)	05/30/25	48,995	48,961

Food — 0.7%

Dhanani Group, Inc. 2018 Term Loan B

4.51% (1 mo. USD LIBOR + 3.750%) (1)	07/20/25	552,338	527,483

Health Care-Products — 0.0%

Auris Luxembourg III Sarl

0.00% (2)	02/27/26	16,005	15,685

Avantor, Inc. 2021 Term Loan B5

2.75% (1 mo. USD LIBOR + 2.250%) (1)	11/08/27	577	574

			16,259

Issues	Maturity Date	Principal Amount	Value

Health Care-Services — 0.5%

ADMI Corp. 2021 Term Loan B2

4.14% (1 mo. USD LIBOR + 3.375%) (1)	12/23/27	$272,250	$268,409

eResearchTechnology, Inc. 2020 1st Lien Term Loan

5.50% (1 mo. USD LIBOR + 4.500%) (1)	02/04/27	128,367	128,100

			396,509

Machinery-Diversified — 1.0%

ASP Blade Holdings, Inc. Initial Term Loan

4.76% (1 mo. USD LIBOR + 4.000%) (1)	10/13/28	558,682	549,604

Titan Acquisition Ltd. 2018 Term Loan B

4.01% (3 mo. USD LIBOR + 3.000%) (1)	03/28/25	197,573	193,435

			743,039

Media — 0.2%

DirecTV Financing, LLC Term Loan

5.76% (1 mo. USD LIBOR + 5.000%) (1)	08/02/27	159,485	159,020

Sinclair Television Group, Inc. Term Loan B2B

3.27% (1 mo. USD LIBOR + 2.500%) (1)	09/30/26	19,500	18,858

			177,878

Packaging & Containers — 1.2%

Clydesdale Acquisition Holdings, Inc. Term Loan B

4.78% (SOFR + 4.250%) (1)	04/13/29	300,000	296,457

Plaze, Inc. 2020 Incremental Term Loan

4.76% (1 mo. USD LIBOR + 3.750%) (1)	08/03/26	211,782	204,634

Proampac PG Borrower LLC 2020 Term Loan

4.50% (1 mo. USD LIBOR + 3.750%) (1)	11/03/25	377,155	372,128

			873,219

Pharmaceuticals — 0.4%

Elanco Animal Health, Inc. Term Loan B

2.21% (1 mo. USD LIBOR + 1.750%) (1)	08/01/27	271,079	266,018

Endo Luxembourg Finance Company I Sarl 2021 Term Loan

5.81% (1 mo. USD LIBOR + 5.000%) (1)	03/27/28	37,166	34,583

			300,601

Retail — 0.1%

1011778 B.C. Unlimited Liability Co. Term Loan B4

2.51% (1 mo. USD LIBOR + 1.750%) (1)	11/19/26	78,815	77,460

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Software — 0.2%

CT Technologies Intermediate Holdings, Inc. 2021 Term Loan B

5.01% (1 mo. USD LIBOR + 4.250%) (1)	12/16/25	$143,550	$142,507

Telecommunications — 1.4%

CenturyLink, Inc. 2020 Term Loan B

3.01% (1 mo. USD LIBOR + 2.250%) (1)	03/15/27	68,425	65,617

Frontier Communications Corp. 2021 DIP Term Loan B

4.81% (3 mo. USD LIBOR + 3.750%) (1)	05/01/28	544,500	536,673

GTT Communications, Inc. 2018 USD Term Loan B

7.25% (3 mo. USD LIBOR + 2.750%) (1)	05/31/25	49,797	40,870

Level 3 Financing, Inc. 2019 Term Loan B

2.51% (1 mo. USD LIBOR + 1.750%) (1)	03/01/27	138,304	133,861

SBA Senior Finance II LLC 2018 Term Loan B

2.52% (1 mo. USD LIBOR + 1.750%) (1)	04/11/25	262,116	258,213

			1,035,234

Total Bank Loans

(Cost: $6,176,988)			6,164,426

CORPORATE BONDS — 85.7%

Advertising — 1.2%

National CineMedia LLC

5.88% (3)	04/15/28	1,050,000	904,218

Aerospace/Defense — 0.2%

TransDigm, Inc.

4.63%	01/15/29	195,000	169,315

Agriculture — 0.5%

BAT Capital Corp.

5.28%	04/02/50	401,000	357,198

Airlines — 0.6%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.

5.75% (3)	04/20/29	112,000	108,243

Delta Air Lines, Inc. / SkyMiles IP, Ltd.

4.75% (3)	10/20/28	222,000	219,726

Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd.

6.50% (3)	06/20/27	130,000	133,849

			461,818

Auto Manufacturers — 0.5%

Ford Motor Credit Co. LLC

2.90%	02/16/28	391,000	335,775

Issues	Maturity Date	Principal Amount	Value

Banks — 1.3%

Bank of America Corp.

4.38% (U.S. 5 year Treasury Constant Maturity Rate + 2.760%) (1)(4)	12/31/99	$225,000	$200,144

Bank of New York Mellon Corp. (The)

3.75% (U.S. 5 year Treasury Constant Maturity Rate + 2.630%) (1)(4)	12/31/99	285,000	255,075

Citigroup, Inc.

3.79% (SOFR + 1.939%) (1)	03/17/33	215,000	199,165

JPMorgan Chase & Co.

3.65% (U.S. 5 year Treasury Constant Maturity Rate + 2.850%) (1)(4)	12/31/99	95,000	85,500

US Bancorp

3.70% (U.S. 5 year Treasury Constant Maturity Rate + 2.541%) (1)(4)	12/31/99	300,000	258,966

			998,850

Beverages — 0.4%

Primo Water Holdings, Inc.

4.38% (3)	04/30/29	300,000	261,495

Biotechnology — 0.6%

Grifols Escrow Issuer SA

4.75% (3)	10/15/28	467,000	427,375

Chemicals — 3.9%

Axalta Coating Systems LLC

3.38% (3)	02/15/29	250,000	217,167

EverArc Escrow Sarl

5.00% (3)	10/30/29	722,000	634,010

Herens Holdco Sarl

4.75% (3)	05/15/28	575,000	512,296

SCIL IV LLC / SCIL USA Holdings LLC

5.38% (3)	11/01/26	64,000	58,494

Unifrax Escrow Issuer Corp.

5.25% (3)	09/30/28	1,187,000	1,047,979

Valvoline, Inc.

3.63% (3)	06/15/31	485,000	394,960

			2,864,906

Commercial Services — 3.6%

Adtalem Global Education, Inc.

5.50% (3)	03/01/28	198,000	181,887

Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl

4.63% (3)	06/01/28	250,000	221,682

Carriage Services, Inc.

4.25% (3)	05/15/29	277,000	243,688

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Commercial Services (Continued)

Gartner, Inc.

3.75% (3)	10/01/30	$80,000	$71,588

4.50% (3)	07/01/28	296,000	284,101

Prime Security Services Borrower LLC / Prime Finance, Inc.

3.38% (3)	08/31/27	787,000	675,356

Rent-A-Center, Inc./TX

6.38% (3)	02/15/29	640,000	559,200

WASH Multifamily Acquisition, Inc.

5.75% (3)	04/15/26	115,000	112,055

WW International, Inc.

4.50% (3)	04/15/29	365,000	289,836

			2,639,393

Computers — 1.7%

Booz Allen Hamilton, Inc.

3.88% (3)	09/01/28	468,000	431,709

NCR Corp.

5.13% (3)	04/15/29	125,000	118,503

5.25% (3)	10/01/30	476,000	450,382

Science Applications International Corp.

4.88% (3)	04/01/28	275,000	263,477

			1,264,071

Distribution & Wholesale — 0.2%

Ritchie Bros Holdings, Inc.

4.75% (3)	12/15/31	118,000	118,084

Diversified Financial Services — 1.5%

American Express Co.

3.55% (U.S. 5 year Treasury Constant Maturity Rate + 2.854%) (1)(4)	12/31/99	230,000	198,136

Charles Schwab Corp. (The)

5.00% (U.S. 5 year Treasury Constant Maturity Rate + 3.256%) (1)(4)	12/31/99	265,000	255,982

Jane Street Group / JSG Finance, Inc.

4.50% (3)	11/15/29	475,000	438,382

Park Aerospace Holdings, Ltd.

4.50% (3)	03/15/23	251,000	251,822

			1,144,322

Electric — 1.7%

FirstEnergy Corp.

2.65%	03/01/30	395,000	335,608

5.35%	07/15/47	280,000	263,116

Pike Corp.

5.50% (3)	09/01/28	400,000	363,558

Vistra Operations Co. LLC

3.55% (3)	07/15/24	309,000	305,153

			1,267,435

Issues	Maturity Date	Principal Amount	Value

Electrical Components & Equipment — 0.5%

Energizer Holdings, Inc.

4.38% (3)	03/31/29	$465,000	$388,363

Engineering & Construction — 1.0%

PowerTeam Services LLC

9.03% (3)	12/04/25	795,000	753,167

Entertainment — 1.9%

Caesars Entertainment, Inc.

4.63% (3)	10/15/29	305,000	263,657

Cinemark USA, Inc.

5.25% (3)	07/15/28	70,000	62,038

5.88% (3)	03/15/26	105,000	98,875

Magallanes, Inc.

5.14% (3)	03/15/52	850,000	761,158

Penn National Gaming, Inc.

4.13% (3)	07/01/29	255,000	218,025

			1,403,753

Environmental Control — 0.9%

Clean Harbors, Inc.

5.13% (3)	07/15/29	224,000	220,080

GFL Environmental, Inc. (Canada)

4.00% (3)	08/01/28	200,000	177,000

4.38% (3)	08/15/29	345,000	306,505

			703,585

Food — 7.5%

Chobani LLC / Chobani Finance Corp, Inc.

4.63% (3)	11/15/28	185,000	166,735

JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.

3.75% (3)	12/01/31	365,000	323,083

4.38% (3)	02/02/52	1,070,000	876,073

5.50% (3)	01/15/30	795,000	786,100

Kraft Heinz Foods Co.

4.38%	06/01/46	200,000	175,412

5.00%	06/04/42	90,000	86,778

5.20%	07/15/45	725,000	710,705

Nathan’s Famous, Inc.

6.63% (3)	11/01/25	11,000	11,055

Pilgrim’s Pride Corp.

3.50% (3)	03/01/32	1,225,000	1,039,682

Post Holdings, Inc.

4.50% (3)	09/15/31	490,000	409,459

4.63% (3)	04/15/30	665,000	569,366

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed

4.63% (3)	03/01/29	195,000	176,062

Smithfield Foods, Inc.

5.20% (3)	04/01/29	217,000	218,204

			5,548,714

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Forest Products & Paper — 0.4%

Clearwater Paper Corp.

4.75% (3)	08/15/28	$364,000	$321,947

Health Care-Products — 1.1%

Hologic, Inc.

3.25% (3)	02/15/29	55,000	49,071

Mozart Debt Merger Sub, Inc.

3.88% (3)	04/01/29	175,000	153,155

Teleflex, Inc.

4.25% (3)	06/01/28	687,000	648,500

			850,726

Health Care-Services — 7.0%

Centene Corp.

2.45%	07/15/28	855,000	747,048

2.63%	08/01/31	110,000	92,263

Encompass Health Corp.

4.63%	04/01/31	200,000	177,128

4.75%	02/01/30	266,000	240,750

HCA, Inc.

4.63% (3)	03/15/52	440,000	385,224

5.63%	09/01/28	95,000	98,444

5.88%	02/01/29	615,000	642,266

IQVIA, Inc.

5.00% (3)	05/15/27	228,000	226,438

ModivCare Escrow Issuer, Inc.

5.00% (3)	10/01/29	545,000	477,818

Molina Healthcare, Inc.

3.88% (3)	11/15/30	1,399,000	1,269,509

3.88% (3)	05/15/32	565,000	498,499

Prime Healthcare Services, Inc.

7.25% (3)	11/01/25	340,000	342,550

			5,197,937

Household Products/Wares — 0.6%

Central Garden & Pet Co.

4.13%	10/15/30	240,000	208,255

Spectrum Brands, Inc.

3.88% (3)	03/15/31	85,000	71,602

5.50% (3)	07/15/30	215,000	200,756

			480,613

Housewares — 0.6%

Newell Brands, Inc.

4.10%	04/01/23	85,000	85,153

4.88%	06/01/25	355,000	359,437

			444,590

Insurance — 1.5%

Acrisure LLC / Acrisure Finance, Inc.

4.25% (3)	02/15/29	495,000	433,120

Issues	Maturity Date	Principal Amount	Value

Insurance (Continued)

AmWINS Group, Inc.

4.88% (3)	06/30/29	$325,000	$297,560

AssuredPartners, Inc.

5.63% (3)	01/15/29	200,000	176,142

Berkshire Hathaway Finance Corp.

3.85%	03/15/52	215,000	191,754

			1,098,576

Internet — 0.4%

Cogent Communications Group, Inc.

3.50% (3)	05/01/26	348,000	331,460

Iron & Steel — 0.1%

Allegheny Technologies, Inc.

5.13%	10/01/31	95,000	86,094

Lodging — 0.4%

Boyd Gaming Corp.

4.75% (3)	06/15/31	95,000	86,141

Wyndham Hotels & Resorts, Inc.

4.38% (3)	08/15/28	212,000	198,002

			284,143

Machinery-Construction & Mining — 0.4%

BWX Technologies, Inc.

4.13% (3)	06/30/28	330,000	308,147

Media — 10.7%

Block Communications, Inc.

4.88% (3)	03/01/28	355,000	333,700

Cable One, Inc.

4.00% (3)	11/15/30	565,000	486,606

CCO Holdings LLC / CCO Holdings Capital Corp.

4.25% (3)	01/15/34	265,000	211,127

Charter Communications Operating LLC / Charter Communications Operating Capital

5.25%	04/01/53	130,000	113,631

CSC Holdings LLC

3.38% (3)	02/15/31	547,000	427,995

4.13% (3)	12/01/30	190,000	157,502

4.50% (3)	11/15/31	275,000	226,740

6.50% (3)	02/01/29	1,104,000	1,050,644

Diamond Sports Group LLC / Diamond Sports Finance Co.

5.38% (3)	08/15/26	1,430,000	530,873

DirecTV Financing LLC / DirecTV Financing Co-Obligor Inc.

5.88% (3)	08/15/27	400,000	377,500

DISH DBS Corp.

5.25% (3)	12/01/26	550,000	506,014

7.38%	07/01/28	607,000	536,248

7.75%	07/01/26	30,000	28,313

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Media (Continued)

Gray Escrow II, Inc.

5.38% (3)	11/15/31	$550,000	$482,405

Sinclair Television Group, Inc.

4.13% (3)	12/01/30	987,000	819,876

Sirius XM Radio, Inc.

3.88% (3)	09/01/31	275,000	232,651

5.50% (3)	07/01/29	280,000	270,292

Virgin Media Secured Finance PLC (United Kingdom)

4.50% (3)	08/15/30	400,000	347,736

5.50% (3)	05/15/29	393,000	364,174

Vz Secured Financing BV

5.00% (3)	01/15/32	550,000	481,305

			7,985,332

Miscellaneous Manufacturers — 0.1%

General Electric Co.

0.99% (3 mo. USD LIBOR + 0.480%) (1)	08/15/36	52,000	43,279

Oil & Gas — 2.9%

Hess Corp.

5.60%	02/15/41	92,000	94,098

Occidental Petroleum Corp.

0.00% (5)	10/10/36	3,025,000	1,562,895

4.40%	08/15/49	175,000	148,076

Petroleos Mexicanos

7.69%	01/23/50	65,000	50,895

SM Energy Co.

6.50%	07/15/28	330,000	327,819

Valaris, Ltd.

8.25%	04/30/28	5,000	5,131

			2,188,914

Oil & Gas Services — 1.4%

Archrock Partners LP / Archrock Partners Finance Corp.

6.25% (3)	04/01/28	492,000	479,700

USA Compression Partners LP / USA Compression Finance Corp.

6.88%	09/01/27	534,000	522,599

			1,002,299

Packaging & Containers — 2.7%

Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.

5.25% (3)	08/15/27	805,000	693,548

5.25% (3)	08/15/27	190,000	163,525

Ball Corp.

3.13%	09/15/31	360,000	302,144

Sealed Air Corp.

4.00% (3)	12/01/27	362,000	341,185

Issues	Maturity Date	Principal Amount	Value

Packaging & Containers (Continued)

Silgan Holdings, Inc.

4.13%	02/01/28	$125,000	$116,751

Trivium Packaging Finance BV (Netherlands)

5.50% (3)	08/15/26	410,000	396,733

			2,013,886

Pharmaceuticals — 1.4%

180 Medical, Inc.

3.88% (3)	10/15/29	500,000	445,000

Bausch Health Cos, Inc. (Canada)

5.75% (3)	08/15/27	18,000	16,875

Embecta Corp.

6.75% (3)	02/15/30	500,000	485,555

Prestige Brands, Inc.

3.75% (3)	04/01/31	85,000	72,185

			1,019,615

Pipelines — 6.0%

DCP Midstream Operating LP

5.60%	04/01/44	136,000	130,307

Energy Transfer LP

5.00%	05/15/50	135,000	120,428

5.35%	05/15/45	126,000	115,461

5.40%	10/01/47	40,000	36,837

6.63% (3 mo. USD LIBOR + 4.155%) (1)(4)	12/31/99	897,000	779,269

Global Partners LP / GLP Finance Corp.

6.88%	01/15/29	540,000	527,149

NGL Energy Operating LLC / NGL Energy Finance Corp.

7.50% (3)	02/01/26	725,000	683,936

Rockies Express Pipeline LLC

4.80% (3)	05/15/30	30,000	27,450

6.88% (3)	04/15/40	541,000	513,950

Ruby Pipeline LLC

8.00% (3)(6)(7)(8)	04/01/22	210,152	187,035

TransMontaigne Partners LP / TLP Finance Corp.

6.13%	02/15/26	712,000	689,750

Venture Global Calcasieu Pass LLC

4.13% (3)	08/15/31	680,000	621,262

			4,432,834

REIT — 2.9%

American Assets Trust LP

3.38%	02/01/31	475,000	422,498

GLP Capital LP / GLP Financing II, Inc.

5.75%	06/01/28	473,000	497,246

Iron Mountain, Inc.

4.50% (3)	02/15/31	100,000	86,065

5.25% (3)	07/15/30	125,000	115,000

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

REIT (Continued)

VICI Properties LP

5.63%	05/15/52	$380,000	$379,145

VICI Properties LP / VICI Note Co., Inc.

4.50% (3)	01/15/28	40,000	39,627

4.63% (3)	06/15/25	512,000	510,505

5.63% (3)	05/01/24	106,000	107,505

			2,157,591

Retail — 4.2%

1011778 BC ULC / New Red Finance, Inc.

4.00% (3)	10/15/30	475,000	406,719

Asbury Automotive Group, Inc.

4.63% (3)	11/15/29	350,000	315,875

Fertitta Entertainment

4.63% (3)	01/15/29	325,000	295,003

FirstCash, Inc.

4.63% (3)	09/01/28	175,000	160,125

5.63% (3)	01/01/30	575,000	535,164

Michaels Cos, Inc. (The)

5.25% (3)	05/01/28	855,000	736,318

7.88% (3)	05/01/29	125,000	98,578

Sonic Automotive, Inc.

4.88% (3)	11/15/31	525,000	448,817

Yum! Brands, Inc.

3.63%	03/15/31	75,000	64,563

4.63%	01/31/32	85,000	77,371

			3,138,533

Telecommunications — 11.2%

Altice France SA

5.13% (3)	01/15/29	200,000	170,250

5.50% (3)	10/15/29	700,000	603,267

AT&T, Inc.

3.55%	09/15/55	768,000	592,515

4.50%	05/15/35	305,000	301,027

CommScope, Inc.

4.75% (3)	09/01/29	795,000	667,323

Intelsat Jackson Holdings S. A.

6.50% (3)(7)	03/15/30	1,729,000	1,631,588

Level 3 Financing, Inc.

3.63% (3)	01/15/29	260,000	211,788

3.88% (3)	11/15/29	1,000,000	883,810

Lumen Technologies, Inc.

4.00% (3)	02/15/27	711,000	633,074

5.38% (3)	06/15/29	740,000	603,903

SES Global Americas Holdings GP

5.30% (3)	03/25/44	559,000	499,323

T-Mobile USA, Inc.

2.25% (3)	02/15/26	600,000	553,812

2.63%	02/15/29	370,000	320,426

Issues	Maturity Date	Principal Amount	Value

Telecommunications (Continued)

Zayo Group Holdings, Inc.

4.00% (3)	03/01/27	$780,000	$679,946

			8,352,052

Total Corporate Bonds

(Cost: $70,401,276)			63,750,405

Total Fixed Income Securities

(Cost: $76,578,264)			69,914,831

		Shares

COMMON STOCK — 0.0%

Electric — 0.0%

Homer City Holdings LLC — Series A (6)(9)		5,610	—

Oil & Gas — 0.0%

Valaris, Ltd. (9)		668	33,901

Total Common Stock

(Cost: $340,348)			33,901

MONEY MARKET INVESTMENTS — 1.0%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (10)		714,402	714,402

Total Money Market Investments

(Cost: $714,402)			714,402

WARRANTS — 0.0%

Entertainment — 0.0%

Cineworld Group PLC (9)		42,717	7,048

Total Warrants

(Cost: $—)			7,048

Total Investments (95.0%)

(Cost: $77,633,014)			70,670,182

Excess Of Other Assets Over Liabilities (5.0%)			3,716,799

Net Assets (100.0%)			$74,386,981

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
13	5-Year U.S. Treasury Note Futures	06/30/22	$1,463,042	$1,464,734	$1,692

			$1,463,042	$1,464,734	$1,692

Short Futures
20	10-Year U.S. Treasury Note Futures	06/21/22	$(2,777,512)	$(2,580,000)	$197,512
19	U.S. Ultra Long Bond Futures	06/21/22	(3,427,775)	(3,048,312)	379,463

			$(6,205,287)	$(5,628,312)	$576,975

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (11)
Goldman Sachs & Co.	EUR	269,000	07/08/22	$293,880	$284,707	$(9,173)

				$293,880	$284,707	$(9,173)

SELL (12)
Goldman Sachs & Co.	EUR	260,000	07/08/22	$287,158	$275,181	$11,977

				$287,158	$275,181	$11,977

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
EUR	Euro Currency.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2022.
(2)	This position represents an unsettled bank loan at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $48,029,067 or 64.6% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Perpetual maturity.
(5)	Security is not accruing interest.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Restricted security (Note 11).
(8)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(9)	Non-income producing security.
(10)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(11)	Fund buys foreign currency, sells U.S. Dollar.
(12)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Corporate Bonds	85.7%
Bank Loans	8.3
Money Market Investments	1.0
Common Stock	0.0	**
Warrants	0.0	**
Other*	5.0

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.
**	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$6,164,426	$—	$6,164,426
Corporate Bonds*	—	63,563,370	187,035	63,750,405

Total Fixed Income Securities	—	69,727,796	187,035	69,914,831

Common Stock*	33,901	—	—	33,901
Warrants	—	7,048	—	7,048
Money Market Investments	714,402	—	—	714,402

Total Investments	$748,303	$69,734,844	$187,035	$70,670,182

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	11,977	—	11,977
Futures Contracts
Interest Rate Risk	578,667	—	—	578,667

Total Investments	$1,326,970	$69,746,821	$187,035	$71,260,826

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(9,173)	$—	$(9,173)

Total	$—	$(9,173)	$—	$(9,173)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 107.9% of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 4.6%

Fannie Mae, Pool #AM4580

3.43%	10/01/23	$39,501	$39,640

Freddie Mac Multifamily Structured Pass Through Certificates (K024-X3) (I/O)

1.71% (1)	11/25/40	2,500,000	13,475

Freddie Mac Multifamily Structured Pass Through Certificates (K030-X1) (I/O)

0.26% (1)	04/25/23	18,795,613	25,076

Freddie Mac Multifamily Structured Pass Through Certificates (KF68-A)

0.94% (1 mo. USD LIBOR + 0.490%) (2)	07/25/26	51,204	51,310

Freddie Mac Multifamily Structured Pass Through Certificates (KJ28-A1)

1.77%	02/25/25	33,521	32,890

Freddie Mac Multifamily Structured Pass Through Certificates (KJ34-A1)

0.68%	06/25/26	22,660	21,067

Freddie Mac Multifamily Structured Pass Through Certificates (KL05-X1HG) (I/O)

1.37% (1)	12/25/27	500,000	26,879

Freddie Mac Multifamily Structured Pass Through Certificates (KS06-X) (I/O)

1.18% (1)	08/25/26	562,629	17,461

Freddie Mac Multifamily Structured Pass Through Certificates (KJ24-A1)

2.28%	05/25/26	5,127	5,110

Freddie Mac Multifamily Structured Pass Through Certificates (KJ27-A1)

2.09%	07/25/24	11,217	11,147

Freddie Mac Multifamily Structured Pass Through Certificates (KJ29-A1)

0.74%	01/25/26	51,284	48,682

Freddie Mac Multifamily Structured Pass-Through Certificates (KC01-X1) (I/O)

0.54% (1)	12/25/22	2,812,444	11,502

Freddie Mac Multifamily Structured Pass-Through Certificates (K024-X1) (I/O)

0.89% (1)	09/25/22	320,605	618

Freddie Mac Multifamily Structured Pass-Through Certificates (K025-X3) (I/O)

1.81% (1)	11/25/40	150,000	1,114

Freddie Mac Multifamily Structured Pass-Through Certificates (K031-X1) (I/O)

0.30% (1)	04/25/23	812,470	1,314

Freddie Mac Multifamily Structured Pass-Through Certificates (K722-X1) (I/O)

1.45% (1)	03/25/23	708,969	5,016

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ26-A1)

2.14%	07/25/25	30,186	30,034

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ31-A1)

0.57%	05/25/26	$52,424	$49,778

Freddie Mac Multifamily Structured Pass-Through Certificates (KJ32-A1)

0.52%	06/25/25	47,479	45,285

Freddie Mac Multifamily Structured Pass-Through Certificates (KS07-X) (I/O)

0.76% (1)	09/25/25	243,454	5,192

FRESB Mortgage Trust (15-SB3-A3)

1.00% (1 mo. USD LIBOR + 0.550%) (2)	01/25/43	2,275	2,270

Ginnie Mae (07-12-C)

5.28% (1)	04/16/41	2,895	2,901

Ginnie Mae (08-92-E)

5.56% (1)	03/16/44	6,057	6,091

Ginnie Mae (10-159-D)

4.56% (1)	09/16/44	13,455	13,358

Ginnie Mae (11-165-IO) (I/O)

0.00% (1)	10/16/51	274,720	10

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $578,342)			467,220

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 7.3%

BBCMS Mortgage Trust (17-C1-A2)

3.19%	02/15/50	10,933	10,915

BBCMS Trust (15-SRCH-XB) (I/O)

0.30% (1)(3)	08/10/35	2,000,000	20,499

BFLD Trust (20-OBRK-A)

2.60% (1 mo. USD LIBOR + 2.050%) (2)(3)	11/15/28	100,000	99,283

Citigroup Commercial Mortgage Trust (13-GC11-XA) (I/O)

1.49% (1)	04/10/46	1,127,686	9,909

Citigroup Commercial Mortgage Trust (14-GC23-XB) (I/O)

0.30% (1)	07/10/47	3,784,000	17,468

COMM Mortgage Trust (12-CR2-XA) (I/O)

1.68% (1)	08/15/45	843,259	337

COMM Mortgage Trust (12-CR3-XA) (I/O)

1.99% (1)	10/15/45	1,730,894	3,403

COMM Mortgage Trust (12-CR4-XA) (I/O)

1.84% (1)	10/15/45	887,184	2,402

COMM Mortgage Trust (13-CR6-XA) (I/O)

1.13% (1)	03/10/46	2,575,571	8,143

COMM Mortgage Trust (13-CR9-ASB)

3.83%	07/10/45	13,412	13,468

COMM Mortgage Trust (13-LC6-XA) (I/O)

1.40% (1)	01/10/46	393,147	1,712

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

COMM Mortgage Trust (14-CR14-A2)

3.15%	02/10/47	$64,991	$64,149

COMM Mortgage Trust (14-CR19-XA) (I/O)

1.10% (1)	08/10/47	79,353	1,364

COMM Mortgage Trust (14-CR20-A3)

3.33%	11/10/47	16,291	16,122

COMM Mortgage Trust (15-CR23-A2)

2.85%	05/10/48	22,791	22,693

COMM Mortgage Trust (16-DC2-XA) (I/O)

1.10% (1)	02/10/49	769,648	21,451

GS Mortgage Securities Trust (13-GC14-A4)

3.96%	08/10/46	25,078	24,891

GS Mortgage Securities Trust (15-GC32-A2)

3.06%	07/10/48	38,232	38,147

JPMBB Commercial Mortgage Securities Trust (14-C18-XA) (I/O)

0.92% (1)	02/15/47	1,045,189	10,897

JPMorgan Chase Commercial Mortgage Securities Trust (12-C8-XA) (I/O)

1.94% (1)	10/15/45	828,500	596

LoanCore Issuer, Ltd. (19-CRE3-A)

1.60% (1 mo. USD LIBOR + 1.050%) (2)(3)	04/15/34	49,728	49,190

LoanCore Issuer, Ltd. (19-CRE3-AS)

1.92% (1 mo. USD LIBOR + 1.370%) (2)(3)	04/15/34	37,800	37,512

Morgan Stanley Bank of America Merrill Lynch Trust (12-C5-XA) (I/O)

1.45% (1)(3)	08/15/45	487,227	25

Morgan Stanley Bank of America Merrill Lynch Trust (13-C12-XA) (I/O)

0.73% (1)	10/15/46	334,122	1,894

Morgan Stanley Bank of America Merrill Lynch Trust (13-C7-XA) (I/O)

1.40% (1)	02/15/46	2,048,614	9,866

Morgan Stanley Bank of America Merrill Lynch Trust (14-C15-A3)

3.77%	04/15/47	11,257	11,223

PFP, Ltd. (19-6-A)

1.60% (1 mo. USD LIBOR + 1.050%) (2)(3)	04/14/37	23,641	23,474

SREIT Trust (21-MFP-A)

1.28% (1 mo. USD LIBOR + 0.731%) (2)(3)	11/15/38	100,000	98,060

UBS-Barclays Commercial Mortgage Trust (12-C3-XA) (I/O)

1.95% (1)(3)	08/10/49	906,023	2,073

UBS-Barclays Commercial Mortgage Trust (12-C4-XA) (I/O)

1.71% (1)(3)	12/10/45	1,558,100	4,007

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Commercial Mortgage Trust (15-NXS2-XA) (I/O)

0.79% (1)	07/15/58	$1,498,755	$25,012

WFRBS Commercial Mortgage Trust (12-C7-A2)

3.43%	06/15/45	3,554	3,550

WFRBS Commercial Mortgage Trust (12-C7-XA) (I/O)

1.14% (1)(3)	06/15/45	190,969	59

WFRBS Commercial Mortgage Trust (12-C8-A3)

3.00%	08/15/45	5,529	5,525

WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O)

1.81% (1)(3)(4)	08/15/45	155,804	12

WFRBS Commercial Mortgage Trust (12-C9-XA) (I/O)

2.00% (1)(3)	11/15/45	1,888,968	4,366

WFRBS Commercial Mortgage Trust (12-C9-XB) (I/O)

0.88% (1)(3)	11/15/45	3,224,000	8,870

WFRBS Commercial Mortgage Trust (14-C21-XA) (I/O)

1.17% (1)	08/15/47	1,546,353	27,943

WFRBS Commercial Mortgage Trust (14-C24-A3)

3.43%	11/15/47	37,918	37,123

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $1,059,843)			737,633

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 22.3%

Fannie Mae (03-11-FA)

1.67% (1 mo. USD LIBOR + 1.000%) (2)	09/25/32	7,967	7,962

Fannie Mae (06-23-FP) (PAC)

0.97% (1 mo. USD LIBOR + 0.300%) (2)	04/25/36	11,501	11,503

Fannie Mae (07-64-FA)

1.14% (1 mo. USD LIBOR + 0.470%) (2)	07/25/37	17,690	17,758

Fannie Mae (08-24-PF) (PAC)

1.32% (1 mo. USD LIBOR + 0.650%) (2)	02/25/38	9,051	9,120

Fannie Mae (10-118-GF) (PAC)

1.22% (1 mo. USD LIBOR + 0.550%) (2)	10/25/39	12,585	12,614

Fannie Mae (11-75-HP) (PAC)

2.50%	07/25/40	4,130	4,126

Fannie Mae (12-19-FG) (PAC)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	12/25/39	19,637	19,641

Fannie Mae (12-93-GF) (PAC)

0.92% (1 mo. USD LIBOR + 0.250%) (2)	07/25/40	3,900	3,901

Fannie Mae (20-10-FA)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	03/25/50	19,160	19,247

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (17-10-FA)

1.07% (1 mo. USD LIBOR + 0.400%) (2)	03/25/47	$43,222	$43,393

Fannie Mae, Pool #254548

5.50%	12/01/32	6,177	6,576

Fannie Mae, Pool #600187

7.00%	07/01/31	12,824	13,517

Fannie Mae, Pool #995364

6.00%	10/01/38	4,667	5,066

Fannie Mae, Pool #AL0851

6.00%	10/01/40	3,710	4,048

Freddie Mac (3071-TF) (PAC)

0.85% (1 mo. USD LIBOR + 0.300%) (2)	04/15/35	12,036	12,045

Freddie Mac (3300-FA)

0.85% (1 mo. USD LIBOR + 0.300%) (2)	08/15/35	19,053	19,092

Freddie Mac (3318-F)

0.80% (1 mo. USD LIBOR + 0.250%) (2)	05/15/37	23,335	23,168

Freddie Mac (3946-FG) (PAC)

0.90% (1 mo. USD LIBOR + 0.350%) (2)	10/15/39	2,600	2,602

Freddie Mac (4231-FD)

0.90% (1 mo. USD LIBOR + 0.350%) (2)	10/15/32	27,322	27,310

Freddie Mac (263-F5)

1.05% (1 mo. USD LIBOR + 0.500%) (2)	06/15/42	16,830	16,852

Ginnie Mae II, Pool #80022

1.75% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	12/20/26	6,083	6,164

Ginnie Mae II, Pool #80636

1.63% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	09/20/32	3,957	3,991

Ginnie Mae II, Pool #80757

1.63% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	10/20/33	3,158	3,156

Ginnie Mae II, Pool #80797

2.00% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	01/20/34	17,718	17,866

Ginnie Mae II, Pool #80937

1.88% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	06/20/34	8,422	8,629

Ginnie Mae II TBA, 30 Year

2.50% (5)	11/30/51	400,000	371,134

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Uniform Mortgage-Backed Securities TBA, 30 Year

2.00% (5)	11/30/51	$250,000	$219,986

2.00% (5)	11/30/51	225,000	198,452

3.00% (5)	01/30/52	700,000	660,023

3.50% (5)	03/01/52	50,000	48,481

2.50% (5)	12/30/51	425,000	387,727

4.00% (5)	03/30/52	50,000	49,703

Total Residential Mortgage-Backed Securities — Agency

(Cost: $2,301,631)			2,254,853

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 9.6%

ABFC Trust (02-WF2-A2)

1.79% (1 mo. USD LIBOR + 1.125%) (2)	05/25/32	27,998	27,656

Accredited Mortgage Loan Trust (05-1-M2)

1.70% (1 mo. USD LIBOR + 1.035%) (2)	04/25/35	33,950	34,118

BNC Mortgage Loan Trust (06-2-A4)

0.99% (1 mo. USD LIBOR + 0.320%) (2)	11/25/36	33,443	32,649

Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1)

2.15% (1)	11/25/32	7,869	7,694

CWABS Asset-Backed Certificates Trust (05-11-MV3)

1.46% (1 mo. USD LIBOR + 0.795%) (2)	02/25/36	11,167	11,165

First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C)

1.67% (1 mo. USD LIBOR + 1.000%) (2)	08/25/34	9,761	9,709

JPMorgan Mortgage Acquisition Trust (06-ACC1-M1)

1.07% (1 mo. USD LIBOR + 0.405%) (2)	05/25/36	64,558	65,153

JPMorgan Mortgage Acquisition Trust (07-CH4-A5)

0.91% (1 mo. USD LIBOR + 0.240%) (2)	05/25/37	69,925	69,421

JPMorgan Mortgage Trust (18-8-A3)

4.00% (1)(3)	01/25/49	61,920	61,282

Morgan Stanley Capital I, Inc. Trust (06-NC2-A2D)

1.25% (1 mo. USD LIBOR + 0.580%) (2)	02/25/36	38,212	37,906

New Century Home Equity Loan Trust (05-1-M1)

1.34% (1 mo. USD LIBOR + 0.675%) (2)	03/25/35	70,660	70,628

NovaStar Mortgage Funding Trust Series (05-1-M5)

1.75% (1 mo. USD LIBOR + 1.080%) (2)	06/25/35	31,753	32,087

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-2 (05-2-M5)

1.64% (1 mo. USD LIBOR + 0.975%) (2)	04/25/35	$90,000	$89,020

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (04-WHQ2-M4)

2.24% (1 mo. USD LIBOR + 1.575%) (2)	02/25/35	38,940	38,909

RASC Series Trust (05-EMX1-M1)

1.31% (1 mo. USD LIBOR + 0.645%) (2)	03/25/35	39,294	39,145

RASC Series Trust (06-KS3-M1)

1.16% (1 mo. USD LIBOR + 0.330%) (2)	04/25/36	41,553	41,581

Residential Accredit Loans, Inc. (02-QS16-A2)

1.22% (1 mo. USD LIBOR + 0.550%) (2)(6)	10/25/17	68	36

Soundview Home Loan Trust (05-OPT1-M2)

1.34% (1 mo. USD LIBOR + 0.675%) (2)	06/25/35	24,988	24,861

Structured Asset Investment Loan Trust (05-11-A3)

1.27% (1 mo. USD LIBOR + 0.600%) (2)	01/25/36	18,366	18,270

Structured Asset Investment Loan Trust (05-HE3-M1)

1.39% (1 mo. USD LIBOR + 0.720%) (2)	09/25/35	28,902	28,717

VOLT XCIV LLC (21-NPL3-A1)

2.24% (3)	02/27/51	139,738	134,044

Wells Fargo Home Equity Asset-Backed Securities Trust (05-4-M3)

1.42% (1 mo. USD LIBOR + 0.750%) (2)	12/25/35	100,000	99,289

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $937,224)			973,340

CORPORATE BONDS — 20.4%

Aerospace & Defense — 0.3%

BAE Systems Holdings, Inc.

3.85% (3)	12/15/25	20,000	19,766

Boeing Co. (The)

1.43%	02/04/24	15,000	14,422

			34,188

Agriculture — 0.5%

Imperial Brands Finance PLC

3.75% (3)	07/21/22	30,000	30,017

4.25% (3)	07/21/25	20,000	19,875

			49,892

Issues	Maturity Date	Principal Amount	Value

Auto Manufacturers — 0.3%

Daimler Finance North America LLC

1.75% (3)	03/10/23	$25,000	$24,784

Ford Motor Credit Co. LLC

2.37% (3 mo. USD LIBOR + 1.080%) (2)	08/03/22	5,000	4,994

			29,778

Banks — 10.3%

Bank of America Corp.

1.73% (SOFR + 0.960%) (2)	07/22/27	100,000	89,785

3.46% (3 mo. USD LIBOR + 0.970%) (2)	03/15/25	20,000	19,848

3.84% (SOFR + 1.110%)(2)	04/25/25	30,000	29,977

Citigroup, Inc.

1.28% (SOFR + 0.528%) (2)	11/03/25	30,000	28,091

2.01% (SOFR+ 0.694%) (2)	01/25/26	30,000	28,394

Credit Suisse Group AG

2.59% (SOFR + 1.560%) (2)(3)	09/11/25	10,000	9,540

3.80%	06/09/23	20,000	20,075

DNB Bank ASA

0.86% (1 year Treasury Constant Maturity Rate + 0.330%) (2)(3)	09/30/25	30,000	28,130

Goldman Sachs Group, Inc. (The)

0.93% (SOFR + 0.486%) (2)	10/21/24	10,000	9,615

1.22%	12/06/23	95,000	92,382

HSBC Holdings PLC

0.98% (SOFR + 0.708%) (2)	05/24/25	35,000	32,878

3.00% (SOFR+ 1.430%) (2)	03/10/26	45,000	43,403

JPMorgan Chase & Co.

0.77% (SOFR + 0.490%) (2)	08/09/25	10,000	9,345

0.97% (SOFR + 0.580%) (2)	06/23/25	55,000	51,752

4.02% (3 mo. USD LIBOR +1.000%) (2)	12/05/24	55,000	55,284

Lloyds Banking Group PLC (United Kingdom)

2.91% (3 mo. USD LIBOR +0.810%) (2)	11/07/23	15,000	14,991

3.87% (1-year Treasury Constant Maturity Rate + 3.500%) (2)	07/09/25	40,000	39,964

Macquarie Group, Ltd. (Australia)

1.20% (SOFR + 0.694%) (2)(3)	10/14/25	15,000	14,022

3.19% (3 mo. USD LIBOR + 1.023%) (2)(3)	11/28/23	45,000	45,019

Morgan Stanley

0.53% (SOFR + 0.455%) (2)	01/25/24	35,000	34,286

1.16% (SOFR + 0.560%) (2)	10/21/25	75,000	70,096

4.21% (SOFR+ 1.610%) (2)	04/20/28	25,000	24,818

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Banks (Continued)

NatWest Group PLC

3.50% (3 mo. USD LIBOR + 1.480%) (2)	05/15/23	$30,000	$30,002

4.52% (3 mo. USD LIBOR + 1.550%) (2)	06/25/24	25,000	25,215

Santander UK Group Holdings PLC (United Kingdom)

3.37% (3 mo. USD LIBOR + 1.080%) (2)	01/05/24	85,000	84,857

UBS Group AG (Switzerland)

2.86% (3 mo. USD LIBOR + 0.954%) (2)(3)	08/15/23	30,000	29,944

Wells Fargo & Co.

3.53% (SOFR + 1.510%) (2)	03/24/28	15,000	14,443

3.91% (SOFR+ 1.320%) (2)	04/25/26	65,000	64,579

			1,040,735

Biotechnology — 0.1%

Royalty Pharma PLC

0.75%	09/02/23	10,000	9,670

Chemicals — 0.1%

International Flavors & Fragrances, Inc.

0.70% (3)	09/15/22	10,000	9,944

Diversified Financial Services — 0.5%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland)

4.88%	01/16/24	10,000	10,061

American Express Co.

2.25%	03/04/25	20,000	19,311

Capital One Financial Corp.

1.34% (SOFR + 0.690%) (2)	12/06/24	20,000	19,246

Park Aerospace Holdings, Ltd.

4.50% (3)	03/15/23	5,000	5,016

			53,634

Electric — 0.9%

American Electric Power

2.03%	03/15/24	30,000	29,221

Dominion Energy, Inc.

3.30%	03/15/25	25,000	24,809

Nextera Energy Capital Co.

2.94%	03/21/24	40,000	39,694

			93,724

Health Care-Products — 0.6%

Baxter International, Inc.

0.87% (3)	12/01/23	25,000	24,055

Fresenius US Finance II, Inc.

4.50% (3)	01/15/23	15,000	15,107

Issues	Maturity Date	Principal Amount	Value

Health Care-Products (Continued)

Thermo Fisher Scientific, Inc.

1.22%	10/18/24	$25,000	$23,725

			62,887

Health Care-Services — 0.9%

CommonSpirit Health

2.76%	10/01/24	10,000	9,783

Dignity Health

3.13%	11/01/22	10,000	10,042

HCA, Inc.

5.25%	06/15/26	45,000	46,318

Humana, Inc.

0.65%	08/03/23	30,000	29,146

			95,289

Insurance — 0.9%

Athene Global Funding

0.92% (SOFR + 0.700%) (2)(3)	05/24/24	30,000	29,651

Metropolitan Life Global Funding I

3.00% (3)	01/10/23	20,000	20,088

Trinity Acquisition PLC

4.63%	08/15/23	35,000	35,566

			85,305

Miscellaneous Manufacturers — 0.1%

General Electric Co.

0.70% (3 mo. USD LIBOR + 0.380%) (2)	05/05/26	5,000	4,875

Oil & Gas — 0.1%

Petroleos Mexicanos Co.

6.70%	02/16/32	13,000	11,234

Packaging & Containers — 0.1%

Berry Global, Inc.

0.95%	02/15/24	15,000	14,340

Pharmaceuticals — 1.2%

AbbVie, Inc.

3.25%	10/01/22	40,000	40,106

Bayer US Finance II LLC

4.25% (3)	12/15/25	30,000	30,134

Bayer US Finance LLC

3.38% (3)	07/15/24	10,000	9,956

Becton Dickinson and Co.

3.73%	12/15/24	20,000	20,032

CVS Health Corp.

2.75%	12/01/22	25,000	25,073

			125,301

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

REIT — 1.7%

American Campus Communities Operating Partnership LP

3.75%	04/15/23	$30,000	$30,104

Camden Property Trust

2.95%	12/15/22	25,000	25,085

GLP Capital LP / GLP Financing II, Inc.

5.38%	11/01/23	25,000	25,364

Kilroy Realty LP

3.45%	12/15/24	40,000	39,439

Piedmont Operating Partnership LP

3.40%	06/01/23	30,000	29,967

VICI Properties LP

4.38%	05/15/25	10,000	9,991

4.75%	02/15/28	10,000	9,963

			169,913

Semiconductors — 0.2%

NXP BV / NXP Funding LLC

4.63% (3)	06/01/23	15,000	15,181

Software — 0.3%

Take-Two Interactive Software, Inc.

3.30%	03/28/24	25,000	24,869

Telecommunications — 1.3%

SES SA

3.60% (3)	04/04/23	35,000	35,035

Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC

4.74% (3)	03/20/25	75,000	75,621

T-Mobile USA, Inc.

3.88%	04/15/30	25,000	23,706

			134,362

Total Corporate Bonds

(Cost: $2,142,618)			2,065,121

MUNICIPAL BONDS — 2.6%

City and County of Denver Co. Airport System Revenue, Revenue Bond

1.12%	11/15/24	10,000	9,451

City of Baltimore MD, General Obligation Unlimited

5.00%	10/15/25	50,000	51,659

City of New York NY, General Obligation Unltd

0.43%	08/01/22	75,000	74,849

County of Miami-Dade FL Aviation Revenue

2.32%	10/01/22	15,000	15,016

New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bond

2.31%	11/01/26	25,000	23,588

New York State Dormitory Authority, Revenue Bond

5.00%	03/15/24	15,000	15,502

Issues	Maturity Date	Principal Amount	Value

MUNICIPAL BONDS (Continued)

State of California

2.50%	10/01/22	$75,000	$75,321

Total Municipal Bonds

(Cost: $274,594)			265,386

U.S. TREASURY SECURITIES — 28.0%

U.S. Treasury Note

1.75%	03/15/25	1,650,000	1,597,611

2.50%	03/31/27	45,000	44,104

2.63%	04/15/25	1,184,000	1,175,582

2.88%	04/30/27	17,000	16,848

Total U.S. Treasury Securities

(Cost: $2,854,843)			2,834,145

ASSET-BACKED SECURITIES — 6.4%

BSPRT Issuer, Ltd. (19-FL5-A)

1.70% (1 mo. USD LIBOR + 1.150%) (2)(3)	05/15/29	68,415	68,044

CoreVest American Finance Trust (19-1-XA) (I/O)

2.33% (1)(3)	03/15/52	265,022	10,650

FS Rialto (19-FL1-A)

1.75% (1 mo. USD LIBOR + 1.200%) (2)(3)	12/16/36	149,052	146,986

Magnetite XVIII, Ltd. (16-18A-AR2)

1.39% (3 mo. USD LIBOR + 0.880%) (2)(3)	11/15/28	94,429	93,809

MF1, Ltd. (20-FL4-A)

2.32% (SOFR + 1.814) (2)(3)	11/15/35	18,000	17,869

Navient Private Education Refi Loan Trust (20-BA-A2)

2.12% (3)	01/15/69	63,573	62,263

Navient Private Education Refi Loan Trust (21-BA-A)

0.94% (3)	07/15/69	74,082	69,180

Navient Private Education Refi Loan Trust (21-CA-A)

1.06% (3)	10/15/69	80,641	75,902

Tricon American Homes Trust (17-SFR2-A)

2.93% (3)	01/17/36	37,934	37,507

Tricon American Homes Trust (17-SFR2-B)

3.28% (3)	01/17/36	39,000	38,349

United States Small Business Administration (02-20I-1)

4.89%	09/01/22	1,097	1,100

United States Small Business Administration (05-20B-1)

4.63%	02/01/25	21,496	21,503

Total Asset-backed Securities

(Cost: $671,551)			643,162

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.7%

Federal Home Loan Banks

1.04%	06/14/24	185,000	177,540

1.20%	12/23/24	285,000	272,275

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)

1.61%	09/04/24	$45,000	$43,693

1.61%	09/04/24	40,000	39,123

United States International Development Finance Corp.

1.49%	08/15/31	160,000	147,116

Total U.S. Government Agency Obligations

(Cost: $715,970)			679,747

Total Fixed Income Securities

(Cost: $11,536,616)			10,920,607

		Shares

MONEY MARKET INVESTMENTS — 2.8%

State Street Institutional U.S. Government Money Market Fund — Premier Class

0.29% (7)		285,626	285,626

Total Money Market Investments

(Cost: $285,626)			285,626

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 11.9%

U.S. Treasury Securities — 10.7%

U.S. Treasury Bill

1.10% (8)	09/22/22	$257,000	255,877

1.05% (8)	09/08/22	143,000	142,459

1.27% (8)	10/13/22	207,000	205,804

1.17% (8)	10/06/22	205,000	203,956

1.09% (8)	09/01/22	70,000	69,739

1.17% (8)	10/06/22	210,000	208,931

Total U.S. Treasury Securities

(Cost: $1,087,268)			1,086,766

Issues	Maturity Date	Principal Amount	Value

Foreign Government Bonds — 1.2%

Japan Treasury Bill

0.00% (9)	08/01/22	JPY 15,000,000	$115,846

Total Foreign Government Bonds

(Cost: $115,848			115,846

Total Short Term Investments

(Cost: $1,203,116)			1,202,612

Total Investments (122.6%)

(Cost: $13,025,358)			12,408,845

Liabilities In Excess Of Other Assets (-22.6%)			(2,290,849)

Net Assets (100.0%)			$10,117,996

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Citibank N.A.	JPY	15,009,300	05/06/22	$115,270	$115,848	$578

SELL (11)
Citibank N.A.	JPY	15,000,000	08/01/22	$115,622	$116,213	$(591)

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2	2-Year U.S. Treasury Note Futures	06/30/22	$422,785	$421,625	$(1,160)

Short Futures
4	10-Year U.S. Treasury Note Futures	06/21/22	$(554,226)	$(516,000)	$38,226
15	5-Year U.S. Treasury Note Futures	06/30/22	(1,761,509)	(1,690,078)	71,431
1	U.S. Ultra Long Bond Futures	06/21/22	(184,045)	(160,438)	23,607

			$(2,499,780)	$2,366,516	$133,264

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
I/O	Interest Only Security.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
JPY	Japanese Yen.
(1)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2022.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $1,654,200 or 16.4% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Restricted security (Note 11).
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	The maturity date of the security has been extended past the date disclosed. The new maturity date is not known as of April 30, 2022.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(8)	Rate shown represents yield-to-maturity.
(9)	Security is not accruing interest.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
U.S. Treasury Securities	38.7%
Residential Mortgage-Backed Securities — Agency	22.3
Corporate Bonds	20.4
Residential Mortgage-Backed Securities — Non-Agency	9.6
Commercial Mortgage-Backed Securities — Non-Agency	7.3
U.S. Government Agency Obligations	6.7
Asset-Backed Securities	6.4
Commercial Mortgage-Backed Securities — Agency	4.6
Money Market Investments	2.8
Municipal Bonds	2.6
Foreign Government Bonds	1.2
Other*	(22.6)

Total	100.0%

*	Includes futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$467,220	$—	$467,220
Commercial Mortgage-Backed Securities — Non-Agency	—	737,633	—	737,633
Residential Mortgage-Backed Securities — Agency	—	2,254,853	—	2,254,853
Residential Mortgage-Backed Securities — Non-Agency	—	973,340	—	973,340
Corporate Bonds*	—	2,065,121	—	2,065,121
Municipal Bonds	—	265,386	—	265,386
U.S. Treasury Securities	2,834,145	—	—	2,834,145
Asset-Backed Securities	—	643,162	—	643,162
U.S. Government Agency Obligations	—	679,747	—	679,747

Total Fixed Income Securities	2,834,145	8,086,462	—	10,920,607

Money Market Investments	285,626	—	—	285,626
Short-Term Investments	1,086,766	115,846	—	1,202,612

Total Investments	$4,206,537	$8,202,308	$—	$12,408,845

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	578	—	578
Futures Contracts
Interest Rate Risk	133,264	—	—	133,264

Total Investments	$4,339,801	$8,202,886	$—	$12,542,687

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(591)	$—	$(591)
Futures Contracts
Interest Rate Risk	(1,160)	—	—	(1,160)

Total	$(1,160)	$(591)	$—	$(1,751)

*	See Schedule of Investments for corresponding industries.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 122.5% of Net Assets

ASSET-BACKED SECURITIES — 11.7%

321 Henderson Receivables I LLC (13-3A-A)

4.08% (1)	01/17/73	$5,783,832	$5,824,118

AGL CLO, Ltd. (21-13A-B)

2.71% (3 mo. USD LIBOR + 1.650%) (1)(2)	10/20/34	16,585,000	16,329,591

Allegro CLO XII, Ltd. (20-1A-A1)

2.35% (3 mo. USD LIBOR + 1.250%) (1)(2)	01/21/32	17,125,000	17,063,864

Amsr Trust

4.99% (1)	09/17/37	9,512,000	9,148,834

Apidos CLO (21-37A-B)

2.74% (3 mo. USD LIBOR + 1.600%) (1)(2)	10/22/34	17,000,000	16,709,300

Barings CLO, Ltd. (20-4A-A)

2.28% (3 mo. USD LIBOR + 1.220%) (1)(2)	01/20/32	18,500,000	18,391,775

Blackrock DLF VIII-L CLO Trust (21-1A-A)

2.39% (3 mo. USD LIBOR + 1.350%) (1)(2)	04/17/32	3,861,628	3,863,343

Carvana Auto Receivables Trust (21-N3)

2.53% (1)	06/12/28	1,897,089	1,895,696

CIFC Funding, Ltd. (22-2A-INCB)

1.00% (1)(3)	04/19/35	3,300,000	3,000,116

Cologix Data Centers US Issuer LLC (21-1A-A2)

3.30% (1)	12/26/51	12,065,000	11,411,176

CoreVest American Finance Trust (20-1-XA) (I/O)

2.82% (1)(3)	03/15/50	48,751,778	4,178,327

CoreVest American Finance Trust (20-1-XB) (I/O)

2.22% (1)(3)	03/15/50	38,948,500	4,095,334

CoreVest American Finance Trust (20-4-XA) (I/O)

3.87% (1)(3)	12/15/52	53,775,078	5,589,169

CoreVest American Finance Trust (20-4-XB) (I/O)

2.83% (1)(3)	12/15/52	27,500,000	2,945,099

CoreVest American Finance Trust (21-1-XA) (I/O)

3.10% (1)(3)	04/15/53	73,593,868	6,677,047

Dryden CLO, Ltd. (20-83A-A)

2.26% (3 mo. USD LIBOR + 1.220%) (1)(2)	01/18/32	18,000,000	17,908,200

EFS Volunteer No 2 LLC (12-1-A2)

2.02% (1 mo. USD LIBOR + 1.350%) (1)(2)	03/25/36	4,116,660	4,145,180

EFS Volunteer No 3 LLC (12-1-A3)

1.67% (1 mo. USD LIBOR + 1.000%) (1)(2)	04/25/33	8,964,704	8,913,473

Flatiron RR CLO, LLC (21-2A-B)

2.64% (3 mo. USD LIBOR + 1.600%) (1)(2)	10/15/34	15,600,000	15,291,120

Flexential Issuer 2021-1 (21-1A-A2)

3.25% (1)	11/27/51	10,950,000	10,392,447

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

GCI Funding I LLC (21-1-A)

2.38% (1)	06/18/46	$25,833,907	$23,435,786

Global SC Finance (14-1A-A2)

3.09% (1)	07/17/29	3,663,251	3,589,635

GoldenTree Loan Management US CLO, Ltd. (19-4A-AR)

2.29% (3 mo. USD LIBOR + 1.110%) (1)(2)	04/24/31	15,800,000	15,699,670

Higher Education Funding I (14-1-A)

1.55% (3 mo. USD LIBOR + 1.050%) (1)(2)	05/25/34	7,374	7,383

HPS Loan Management, Ltd. (0A-16-A2RR)

2.71% (3 mo. USD LIBOR + 1.650%) (1)(2)	04/20/34	20,000,000	19,623,760

LCM XXIV, Ltd. (24A-AR)

2.04% (3 mo. USD LIBOR + 0.980%) (1)(2)	03/20/30	10,000,000	9,934,460

Lucali CLO, Ltd. (20-1A-A)

2.25% (3 mo. USD LIBOR + 1.210%) (1)(2)	01/15/33	18,000,000	17,912,700

Madison Park Funding XLVIII, Ltd. (21-48A-A)

2.19% (3 mo. USD LIBOR + 1.150%) (1)(2)	04/19/33	18,000,000	17,887,500

Madison Park Funding XXXVIII, Ltd. (21-38A-B)

2.69% (3 mo. USD LIBOR + 1.650%) (1)(2)	07/17/34	10,000,000	9,946,000

Navient Student Loan Trust (14-3-A)

1.29% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	19,330,262	18,935,858

Navient Student Loan Trust (14-4-A)

1.08% (1 mo. USD LIBOR + 0.620%) (2)	03/25/83	10,480,123	10,267,508

Navient Student Loan Trust (16-5A-A)

1.92% (1 mo. USD LIBOR + 1.250%) (1)(2)	06/25/65	14,052,901	14,288,822

Neuberger Berman Loan Advisers CLO, Ltd. (20-36A-A1R)

2.31% (3 mo. USD LIBOR + 1.250%) (1)(2)	04/20/33	18,750,000	18,645,562

OHA Credit Funding 3, Ltd. (19-3A-BR)

2.71% (3 mo. USD LIBOR + 1.650%) (1)(2)	07/02/35	13,000,000	12,820,964

OHA Credit Funding, Ltd. (21-9A-B)

2.74% (3 mo. USD LIBOR + 1.700%) (1)(2)	07/19/35	17,500,000	17,301,602

Palmer Square CLO, Ltd. (14-1A-A1R2)

2.17% (3 mo. USD LIBOR + 1.130%) (1)(2)	01/17/31	10,000,000	9,956,500

Palmer Square Loan Funding Ltd. (20-2A-A2)

2.61% (3 mo. USD LIBOR + 1.550%) (1)(2)	04/20/28	7,750,000	7,752,960

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

ASSET-BACKED SECURITIES (Continued)

Park Avenue Institutional Advisers CLO, Ltd. (21-1A-A1A)

2.45% (3 mo. USD LIBOR + 1.390%) (1)(2)	01/20/34	$19,000,000	$18,936,806

Progress Residential Trust (21-SFR2-G)

4.25% (1)	04/19/38	5,236,000	4,752,077

Rockford Tower CLO, Ltd. (18-1A-A)

1.58% (1 X 3 mo. USD LIBOR + 1.100%) (1)(2)	05/20/31	4,750,000	4,719,077

Sixth Street CLO XVII, Ltd. (21-17A-A)

2.30% (3 mo. USD LIBOR + 1.240%) (1)(2)	01/20/34	18,000,000	17,858,700

SLM Student Loan Trust (08-5-A4)

2.88% (3 mo. USD LIBOR + 1.700%) (2)	07/25/23	1,655,328	1,657,481

SLM Student Loan Trust (08-8-B)

3.43% (3 mo. USD LIBOR + 2.250%) (2)	10/25/75	5,706,000	5,718,428

Total Asset-backed Securities

(Cost: $483,945,522)			465,422,448

COMMERCIAL MORTGAGE-BACKED SECURITIES — AGENCY — 0.5%

Freddie Mac Multifamily Structured Pass-Through Certificates (K038-X3) (I/O)

2.57% (3)	06/25/42	78,039,937	3,503,771

Freddie Mac Multifamily Structured Pass-Through Certificates (K040-X3) (I/O)

2.11% (3)	11/25/42	77,991,835	3,571,901

Freddie Mac Multifamily Structured Pass-Through Certificates (K042-X3) (I/O)

1.66% (3)	01/25/43	76,625,000	2,925,286

Freddie Mac Multifamily Structured Pass-Through Certificates (K045-X3) (I/O)

1.55% (3)	04/25/43	126,630,757	4,915,704

Freddie Mac Multifamily Structured Pass-Through Certificates (K046-X3) (I/O)

1.56% (3)	04/25/43	94,964,072	3,862,469

Total Commercial Mortgage-Backed Securities — Agency

(Cost: $35,285,763)			18,779,131

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 10.5%

1345 Avenue of the Americas & Park Avenue Plaza Trust (05-1-A3)

5.28% (1)	08/10/35	10,063,279	10,109,153

Arbor Realty Commercial Real Estate Note 2021-FL4, Ltd. (21-FL4-AS)

2.25% (1 mo. USD LIBOR + 1.700%) (1)(2)	11/15/36	11,800,000	11,674,447

BAMLL Commercial Mortgage Securities Trust (20-BOC-A)

2.63% (1)	01/15/32	14,275,000	13,422,217

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

BDS, Ltd. (20-FL5-A)

1.77% (SOFR + 1.264%) (1)(2)	02/16/37	$12,585,649	$12,482,249

BDS, Ltd. (20-FL6-C)

2.63% (SOFR30A + 2.364%) (1)(2)	09/15/35	21,477,000	21,099,497

Benchmark Mortgage Trust (19-B14-225C)

3.40% (1)(3)	12/15/62	8,734,000	7,781,067

Benchmark Mortgage Trust (19-B14-225D)

3.40% (1)(3)	12/15/62	20,303,000	17,814,423

BFLD Trust (20-OBRK-A)

2.60% (1 mo. USD LIBOR + 2.050%) (1)(2)	11/15/28	17,940,000	17,811,383

BPR Trust (21-WILL-A)

2.30% (1 mo. USD LIBOR + 1.750%) (1)(2)	06/15/38	4,876,376	4,807,248

BX Commercial Mortgage Trust (20-VIV4-A)

2.84% (1)	03/09/44	15,285,000	13,857,765

BX Trust (19-OC11-A)

3.20% (1)	12/09/41	8,270,000	7,707,698

BX Trust (21-SDMF-J)

4.59% (1 mo. USD LIBOR + 4.033%) (1)(2)	09/15/34	13,000,000	12,456,263

CAMB Commercial Mortgage Trust (19-LIFE-D)

2.30% (1 mo. USD LIBOR + 1.750%) (1)(2)	12/15/37	14,425,000	14,180,471

Capital Funding Multifamily Mortgage Trust (22-PM01-A)

2.50% (SOFR + 2.310%) (1)(2)	02/27/25	10,000,000	10,005,909

Credit Suisse Mortgage Trust

1.00%	02/27/62	15,010,000	14,656,677

Credit Suisse Mortgage Trust

4.27% (1 mo. USD LIBOR + 3.714%) (1)(2)	08/15/23	19,780,000	19,506,994

CSMCM Trust Certificates

3.78%	02/27/62	630,000	615,170

DBGS Mortgage Trust (18-BIOD-E)

2.19% (1 mo. USD LIBOR + 1.700%) (1)(2)	05/15/35	9,137,627	8,898,235

DBWF Mortgage Trust (16-85T-A)

3.79% (1)	12/10/36	6,385,000	6,268,352

DC Office Trust (19-MTC-A)

2.97% (1)	09/15/45	5,750,000	5,254,988

European Loan Conduit Euro

3.35% (3 mo. EURIBOR + 3.350%) (1)(2)	02/17/30	9,393,795	9,773,263

Grace Trust (20-GRCE-A)

2.35% (1)	12/10/40	10,000,000	8,592,691

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Houston Galleria Mall Trust (15-HGLR-D)

3.98% (1)	03/05/37	$9,500,000	$8,786,403

Hudson Yards Mortgage Trust (19-55HY-A)

3.04% (1)(3)	12/10/41	5,750,000	5,336,851

JPMorgan Chase Commercial Mortgage Securities Trust (19-OSB-A)

3.40% (1)	06/05/39	13,765,000	13,094,492

Life Mortgage Trust (21-BMR-G)

3.50% (1 mo. USD LIBOR + 2.950%) (1)(2)	03/15/38	21,126,977	20,279,572

M360, Ltd. (21-CRE3-A)

2.13% (1 mo. USD LIBOR + 1.500%) (1)(2)	11/22/38	10,000,000	9,884,987

MF1, Ltd. (20-FL3-C)

5.12% (SOFR + 4.614%) (1)(2)	07/15/35	22,100,000	21,962,202

MFT Trust (20-ABC-D)

3.59% (1)(3)	02/10/42	3,245,000	2,620,743

Morgan Stanley Capital I Trust (18-MP-A)

4.42% (1)(3)	07/11/40	18,650,000	18,522,841

Morgan Stanley Capital I Trust (20-CNP-A)

2.51% (1)(3)	04/05/42	18,000,000	15,821,516

One Bryant Park Trust (19-OBP-A)

2.52% (1)	09/15/54	13,570,000	12,044,599

One Market Plaza Trust (17-1MKT-A)

3.61% (1)	02/10/32	9,690,000	9,648,498

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2A)

3.66% (1)(3)	01/05/43	20,935,000	18,844,841

SFAVE Commercial Mortgage Securities Trust (15-5AVE-A2B)

4.14% (1)(3)	01/05/43	340,000	307,733

SLG Office Trust (21-OVA-G)

2.85% (1)	07/15/41	16,460,000	11,885,256

Total Commercial Mortgage-Backed Securities — Non-Agency

(Cost: $450,014,554)			417,816,694

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY — 59.1%

Fannie Mae, Pool #MA4152

2.00%	10/01/40	54,280,621	48,740,508

Fannie Mae , Pool #BM5979

3.50%	09/01/45	6,905,092	6,868,727

Fannie Mae , Pool #FM2342

3.50%	12/01/46	4,129,402	4,108,946

Fannie Mae

2.00%	12/01/51	22,542,331	19,925,110

2.50%	03/01/52	14,130,843	12,915,329

2.50%	04/01/52	27,464,677	25,070,596

2.50%	01/01/52	30,409,585	27,799,612

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (01-40-Z)

6.00%	08/25/31	$71,146	$74,975

Fannie Mae (03-117-TG) (PAC)

4.75% (4)	08/25/33	133,016	135,894

Fannie Mae (04-52-SW) (I/O) (I/F)

6.43% (-1 x 1 mo. USD LIBOR + 7.100%) (2)	07/25/34	363,025	22,221

Fannie Mae (04-65-LT)

4.50%	08/25/24	246,003	248,824

Fannie Mae (04-68-LC)

5.00%	09/25/29	753,169	778,843

Fannie Mae (05-117-LC) (PAC)

5.50%	11/25/35	472,074	474,106

Fannie Mae (05-74-CP) (I/F) (PAC)

22.30% (-1 x 1 mo. USD LIBOR + 24.750%) (2)	05/25/35	81,203	92,313

Fannie Mae (07-103-AI) (I/O) (I/F)

5.83% (-1 x 1 mo. USD LIBOR + 6.500%) (2)	03/25/37	2,625,258	272,851

Fannie Mae (07-20-SI) (I/O) (I/F)

5.78% (-1 x 1 mo. USD LIBOR + 6.450%) (2)	03/25/37	716,519	71,616

Fannie Mae (07-21-SE) (I/O) (I/F)

5.77% (-1 x 1 mo. USD LIBOR + 6.440%) (2)	03/25/37	429,680	55,052

Fannie Mae (07-56-SG) (I/O) (I/F)

5.74% (-1 x 1 mo. USD LIBOR + 6.410%) (2)	06/25/37	645,294	39,391

Fannie Mae (07-58-SV) (I/O) (I/F)

6.08% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	06/25/37	3,026,872	340,855

Fannie Mae (07-65-S) (I/O) (I/F)

5.93% (-1 x 1 mo. USD LIBOR + 6.600%) (2)	07/25/37	356,838	35,914

Fannie Mae (07-88-FY)

1.13% (1 mo. USD LIBOR + 0.460%) (2)	09/25/37	370,108	371,158

Fannie Mae (07-B2-ZA)

5.50%	06/25/37	6,140,583	6,589,224

Fannie Mae (08-1-AI) (I/O) (I/F)

5.58% (-1 x 1 mo. USD LIBOR + 6.250%) (2)	05/25/37	2,596,868	151,520

Fannie Mae (08-13-SB) (I/O) (I/F)

5.57% (-1 x 1 mo. USD LIBOR + 6.240%) (2)	03/25/38	2,580,385	369,207

Fannie Mae (08-23-SB) (I/O) (I/F)

6.18% (-1 x 1 mo. USD LIBOR + 6.850%) (2)	04/25/38	3,721,403	367,074

Fannie Mae (08-35-SD) (I/O) (I/F)

5.78% (-1 x 1 mo. USD LIBOR + 6.450%) (2)	05/25/38	229,611	9,530

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (08-66-SG) (I/O) (I/F)

5.40% (-1 x 1 mo. USD LIBOR + 6.070%) (2)	08/25/38	$5,831,233	$723,552

Fannie Mae (08-68-SA) (I/O) (I/F)

5.30% (-1 x 1 mo. USD LIBOR + 5.970%) (2)	08/25/38	1,815,165	133,008

Fannie Mae (09-3-SH) (I/O) (I/F)

4.78% (-1 x 1 mo. USD LIBOR + 5.450%) (2)	06/25/37	643,623	51,886

Fannie Mae (09-47-SV) (I/O) (I/F)

6.08% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	350,647	28,417

Fannie Mae (09-51-SA) (I/O) (I/F)

6.08% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/25/39	2,290,945	225,782

Fannie Mae (09-6-SD) (I/O) (I/F)

4.88% (-1 x 1 mo. USD LIBOR + 5.550%) (2)	02/25/39	496,114	53,904

Fannie Mae (09-68-KB)

4.00%	09/25/24	885,768	891,279

Fannie Mae (09-71-LB)

4.00%	09/25/29	5,216,904	5,269,229

Fannie Mae (09-72-AC)

4.00%	09/25/29	6,815,964	6,870,030

Fannie Mae (09-72-JS) (I/O) (I/F)

6.58% (-1 x 1 mo. USD LIBOR + 7.250%) (2)	09/25/39	441,303	67,022

Fannie Mae (10-136-CX) (PAC)

4.00%	08/25/39	6,626,169	6,673,765

Fannie Mae (11-111-DB)

4.00%	11/25/41	8,440,880	8,566,692

Fannie Mae (12-128-UY) (PAC)

2.50%	11/25/42	11,738,000	10,727,631

Fannie Mae (12-133-GC) (PAC)

2.50%	08/25/41	6,526,042	6,385,692

Fannie Mae (12-153-PC) (PAC)

2.00%	05/25/42	2,003,906	1,921,398

Fannie Mae (13-101-BO) (P/O)

0.00% (5)	10/25/43	3,612,316	2,807,435

Fannie Mae (13-101-CO) (P/O)

0.00% (5)	10/25/43	8,095,066	6,994,955

Fannie Mae (13-95-PN) (PAC)

3.00%	01/25/43	20,403,038	19,796,002

Fannie Mae (16-106-EF)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	01/25/47	13,039,488	13,068,059

Fannie Mae (16-63-AF)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	09/25/46	8,050,932	8,067,969

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae (18-25-FA)

0.97% (1 mo. USD LIBOR + 0.300%) (2)	04/25/48	$14,657,497	$14,563,568

Fannie Mae (18-52 PZ) (PAC)

4.00%	07/25/48	2,136,062	2,123,090

Fannie Mae (18-55 PA) (PAC)

3.50%	01/25/47	3,028,537	3,037,329

Fannie Mae (19-57)

2.50%	10/25/49	8,894,777	8,351,973

Fannie Mae (20-10-FA)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	03/25/50	7,683,715	7,718,441

Fannie Mae (20-12-FL)

1.12% (1 mo. USD LIBOR + 0.450%) (2)	03/25/50	17,017,407	17,034,386

Fannie Mae (93-202-SZ) (I/F) (PAC)

10.00% (Prime + 4 4.286) (2)	11/25/23	8,127	8,341

Fannie Mae (95-21-C) (P/O)

0.00% (5)	05/25/24	60,019	58,755

Fannie Mae, Pool #254634

5.50%	02/01/23	6,385	6,449

Fannie Mae, Pool #257536

5.00%	01/01/29	601,520	623,344

Fannie Mae, Pool #310033

6.00%	07/01/47	375,191	404,326

Fannie Mae, Pool #555424

5.50%	05/01/33	1,576,753	1,669,730

Fannie Mae, Pool #661856

1.87% (12 mo. USD LIBOR + 1.623%) (2)	10/01/32	22,977	23,355

Fannie Mae, Pool #671133

1.66% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	61,372	62,176

Fannie Mae, Pool #687847

2.14% (12 mo. USD LIBOR + 1.614%) (2)	02/01/33	17,669	17,586

Fannie Mae, Pool #692104

1.79% (6 mo. USD LIBOR + 1.413%) (2)	02/01/33	332,599	339,520

Fannie Mae, Pool #699866

2.08% (12 mo. USD LIBOR + 1.545%) (2)	04/01/33	135,652	139,922

Fannie Mae, Pool #704454

1.94% (12 mo. USD LIBOR + 1.684%) (2)	05/01/33	22,156	22,539

Fannie Mae, Pool #728824

1.87% (12 mo. USD LIBOR + 1.621%) (2)	07/01/33	49,166	49,030

Fannie Mae, Pool #734384

5.50%	07/01/33	235,729	245,996

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #888593

7.00%	06/01/37	$223,837	$255,133

Fannie Mae, Pool #934103

5.00%	07/01/38	140,191	140,148

Fannie Mae, Pool #979563

5.00%	04/01/28	353,552	366,380

Fannie Mae, Pool #995040

5.00%	06/01/23	36,736	37,452

Fannie Mae, Pool #995425

6.00%	01/01/24	147,364	150,162

Fannie Mae, Pool #995573

6.00%	01/01/49	1,129,580	1,201,926

Fannie Mae, Pool #995953

6.00%	11/01/28	1,712,342	1,809,256

Fannie Mae, Pool #995954

6.00%	03/01/29	906,202	957,591

Fannie Mae, Pool #AA3303

5.50%	06/01/38	1,911,656	2,068,560

Fannie Mae, Pool #AB6210

3.00%	09/01/42	20,154,598	19,442,129

Fannie Mae, Pool #AE0588

6.00%	08/01/37	3,741,981	4,102,666

Fannie Mae, Pool #AL0851

6.00%	10/01/40	2,338,874	2,552,155

Fannie Mae, Pool #AL1594

6.00%	07/01/40	1,837,547	2,003,671

Fannie Mae, Pool #AL9106

4.50%	02/01/46	9,130,862	9,482,310

Fannie Mae, Pool #AS7241

3.50%	05/01/46	7,289,442	7,189,548

Fannie Mae, Pool #AS9454

4.00%	04/01/47	980,119	984,736

Fannie Mae, Pool #BN4316

4.00%	01/01/49	145,519	146,711

Fannie Mae, Pool #BN6264

4.00%	04/01/49	3,298,162	3,300,169

Fannie Mae, Pool #BQ7056

2.00%	01/01/52	48,403,562	42,786,263

Fannie Mae, Pool #CA1540

4.00%	04/01/48	13,690,312	13,809,277

Fannie Mae, Pool #CA1710

4.50%	05/01/48	6,683,462	6,832,723

Fannie Mae, Pool #CA1711

4.50%	05/01/48	5,982,566	6,127,498

Fannie Mae, Pool #CA2208

4.50%	08/01/48	6,608,241	6,758,716

Fannie Mae, Pool #CA5689

3.00%	05/01/50	40,295,437	38,414,059

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Fannie Mae, Pool #CB3151

2.00%	03/01/52	$45,963,163	$40,560,122

Fannie Mae, Pool #MA1561

3.00%	09/01/33	19,968,526	19,641,574

Fannie Mae, Pool #MA1584

3.50%	09/01/33	12,867,439	12,896,180

Fannie Mae, Pool #MA2995

4.00%	05/01/47	3,792,363	3,820,419

Freddie Mac (4896-DA)

3.00%	01/15/49	1,866,402	1,828,184

Freddie Mac (4648-FA)

1.05% (1 mo. USD LIBOR + 0.500%) (2)	01/15/47	7,632,090	7,648,728

Freddie Mac (4929-FB)

1.12% (1 mo. USD LIBOR + 0.450%) (2)	09/25/49	15,494,137	15,504,845

Freddie Mac (1829-ZB)

6.50%	03/15/26	19,064	19,581

Freddie Mac (2367-ZK)

6.00%	10/15/31	58,373	62,150

Freddie Mac (2514-PZ) (PAC)

5.50%	10/15/32	1,134,043	1,204,819

Freddie Mac (2571-PZ) (PAC)

5.50%	02/15/33	2,560,037	2,689,476

Freddie Mac (2642-AR)

4.50%	07/15/23	53,961	54,318

Freddie Mac (2647-OV) (P/O)

0.00% (5)	07/15/33	521,817	407,554

Freddie Mac (2662-MT) (TAC)

4.50%	08/15/33	789,458	802,532

Freddie Mac (2666-BD)

4.50%	08/15/23	136,714	137,734

Freddie Mac (2700-B)

4.50%	11/15/23	233,955	236,616

Freddie Mac (277-30)

3.00%	09/15/42	10,522,136	10,290,944

Freddie Mac (2903-PO) (P/O)

0.00% (5)	11/15/23	46,606	45,809

Freddie Mac (3045-HZ)

4.50%	10/15/35	661,945	656,289

Freddie Mac (3063-YG) (PAC)

5.50%	11/15/35	10,806,250	11,439,585

Freddie Mac (3114-KZ)

5.00%	02/15/36	7,964,894	8,365,195

Freddie Mac (3146-GE)

5.50%	04/15/26	1,546,763	1,600,344

Freddie Mac (3149-OD) (P/O) (PAC)

0.00% (5)	05/15/36	2,822,745	2,387,479

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (3315-S) (I/O) (I/F)

5.86% (-1 x 1 mo. USD LIBOR + 6.410%) (2)	05/15/37	$442,750	$49,263

Freddie Mac (3376-SX) (I/O) (I/F)

5.49% (-1 x 1 mo. USD LIBOR + 6.040%) (2)	10/15/37	1,654,827	161,304

Freddie Mac (3410-IS) (I/O) (I/F)

5.72% (-1 x 1 mo. USD LIBOR + 6.270%) (2)	02/15/38	2,104,916	210,365

Freddie Mac (3424-BI) (I/O) (I/F)

6.25% (-1 x 1 mo. USD LIBOR + 6.800%) (2)	04/15/38	2,722,194	417,083

Freddie Mac (3519-SH) (I/O) (I/F)

4.95% (-1 x 1 mo. USD LIBOR + 5.500%) (2)	07/15/37	177,027	17,894

Freddie Mac (3531-SC) (I/O) (I/F)

5.75% (-1 x 1 mo. USD LIBOR + 6.300%) (2)	05/15/39	3,569,188	169,818

Freddie Mac (3541-SA) (I/O) (I/F)

6.20% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	06/15/39	1,172,612	169,008

Freddie Mac (3550-GS) (I/O) (I/F)

6.20% (-1 x 1 mo. USD LIBOR + 6.750%) (2)	07/15/39	3,246,113	526,919

Freddie Mac (3551-VZ)

5.50%	12/15/32	1,300,898	1,375,758

Freddie Mac (3557-KB)

4.50%	07/15/29	2,338,302	2,392,574

Freddie Mac (3557-NB)

4.50%	07/15/29	5,401,347	5,433,959

Freddie Mac (3558-KB)

4.00%	08/15/29	2,445,556	2,472,784

Freddie Mac (3565-XB)

4.00%	08/15/24	1,790,787	1,807,770

Freddie Mac (3575-D)

4.50%	03/15/37	305,027	303,742

Freddie Mac (3788-SB) (I/O) (I/F)

5.93% (-1 x 1 mo. USD LIBOR + 6.480%) (2)	01/15/41	4,633,496	728,502

Freddie Mac (3885-PO) (P/O) (PAC)

0.00% (5)	11/15/33	1,005,541	868,015

Freddie Mac (3930-KE) (PAC)

4.00%	09/15/41	10,470,000	10,776,810

Freddie Mac (4030-HS) (I/O) (I/F)

6.06% (-1 x 1 mo. USD LIBOR + 6.610%) (2)	04/15/42	1,689,746	268,212

Freddie Mac (4604-PB) (PAC)

3.00%	01/15/46	2,201,517	2,121,085

Freddie Mac (4846-PA)

4.00%	06/15/47	1,140,779	1,144,054

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac (5210-LB)

3.00%	08/25/50	$16,601,979	$14,994,076

Freddie Mac (R002-ZA)

5.50%	06/15/35	2,346,251	2,496,788

Freddie Mac, Pool #A91162

5.00%	02/01/40	11,692,976	12,512,930

Freddie Mac, Pool #A92195

5.00%	05/01/40	2,825,843	2,991,706

Freddie Mac, Pool #C90552

6.00%	06/01/22	197	207

Freddie Mac, Pool #G01959

5.00%	12/01/35	59,039	62,544

Freddie Mac, Pool #G06173

4.00%	11/01/40	14,096,541	14,431,357

Freddie Mac, Pool #G07556

4.00%	11/01/43	4,238,993	4,339,961

Freddie Mac, Pool #G07786

4.00%	08/01/44	13,973,224	14,215,128

Freddie Mac, Pool #G07848

3.50%	04/01/44	36,501,534	36,328,283

Freddie Mac, Pool #G08710

3.00%	06/01/46	1,125,602	1,079,399

Freddie Mac, Pool #G08833

5.00%	07/01/48	3,065,600	3,185,935

Freddie Mac, Pool #G08840

5.00%	08/01/48	503,036	523,586

Freddie Mac, Pool #G08843

4.50%	10/01/48	4,203,547	4,306,695

Freddie Mac, Pool #G08848

4.50%	11/01/48	2,072,198	2,120,385

Freddie Mac, Pool #G08849

5.00%	11/01/48	3,784,369	3,943,546

Freddie Mac, Pool #G13390

6.00%	01/01/24	18,521	18,755

Freddie Mac, Pool #G16085

2.50%	02/01/32	3,636,332	3,570,302

Freddie Mac, Pool #G16598

2.50%	12/01/31	3,215,997	3,129,688

Freddie Mac, Pool #G30450

6.00%	01/01/29	631,709	668,026

Freddie Mac, Pool #G30452

6.00%	10/01/28	638,826	675,516

Freddie Mac, Pool #G30454

5.00%	05/01/29	714,677	741,184

Freddie Mac, Pool #G60238

3.50%	10/01/45	3,865,360	3,820,439

Freddie Mac, Pool #G60440

3.50%	03/01/46	27,506,990	27,178,724

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Freddie Mac, Pool #G67700

3.50%	08/01/46	$25,376,328	$25,033,838

Freddie Mac, Pool #G67703

3.50%	04/01/47	41,431,992	40,833,967

Freddie Mac, Pool #G67707

3.50%	01/01/48	15,142,256	14,959,370

Freddie Mac, Pool #G67709

3.50%	03/01/48	22,188,703	21,828,094

Freddie Mac, Pool #G67717

4.00%	11/01/48	32,087,519	32,393,283

Freddie Mac, Pool #N70081

5.50%	07/01/38	1,842,400	1,896,599

Freddie Mac, Pool #P51350

5.00%	03/01/36	1,547,335	1,638,759

Freddie Mac, Pool #SD7513

3.50%	04/01/50	16,746,107	16,396,592

Freddie Mac, Pool #ZT1491

3.50%	11/01/48	9,238,048	9,097,016

Ginnie Mae (11-70-BO) (P/O)

0.00% (5)	05/20/41	4,155,961	3,556,747

Ginnie Mae (15-42-ZB)

3.00%	03/20/45	19,726,705	18,899,473

Ginnie Mae (15-43-DM)

2.50%	03/20/45	20,000,000	18,972,774

Ginnie Mae (15-44-Z)

3.00%	03/20/45	13,349,236	12,496,690

Ginnie Mae II, Pool #80963

1.63% (1-year Treasury Constant Maturity Rate + 1.500%) (2)	07/20/34	66,850	67,540

Ginnie Mae II, Pool #MA2374

5.00%	11/20/44	244,605	259,975

Ginnie Mae II, Pool #MA2828

4.50%	05/20/45	169,224	178,284

Ginnie Mae II, Pool #MA3456

4.50%	02/20/46	890,919	938,618

Ginnie Mae II, Pool #MA3521

3.50%	03/20/46	22,128,999	21,909,536

Ginnie Mae II, Pool #MA3662

3.00%	05/20/46	6,468,937	6,273,913

Ginnie Mae II, Pool #MA3663

3.50%	05/20/46	10,568,155	10,498,596

Ginnie Mae II, Pool #MA3665

4.50%	05/20/46	1,417,930	1,484,494

Ginnie Mae II, Pool #MA3735

3.00%	06/20/46	82,026	79,374

Ginnie Mae II, Pool #MA3739

5.00%	06/20/46	2,871,629	3,077,901

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

Ginnie Mae II, Pool #MA3876

4.50%	08/20/46	$92,800	$97,157

Ginnie Mae II, Pool #MA3877

5.00%	08/20/46	1,321,044	1,404,053

Ginnie Mae II, Pool #MA4006

4.50%	10/20/46	43,121	45,145

Ginnie Mae II, Pool #MA4007

5.00%	10/20/46	2,563,648	2,743,074

Ginnie Mae II, Pool #MA4071

4.50%	11/20/46	186,724	197,748

Ginnie Mae II, Pool #MA4129

4.50%	12/20/46	64,740	67,941

Ginnie Mae II, Pool #MA4199

5.00%	01/20/47	2,544,687	2,723,905

Ginnie Mae II, Pool #MA4264

4.50%	02/20/47	6,550,385	6,825,137

Ginnie Mae II, Pool #MA4265

5.00%	02/20/47	2,298,153	2,452,113

Ginnie Mae II, Pool #MA4324

5.00%	03/20/47	2,617,091	2,814,145

Ginnie Mae II, Pool #MA4385

5.00%	04/20/47	534,941	567,886

Ginnie Mae II, Pool #MA4454

5.00%	05/20/47	398,173	423,430

Ginnie Mae II, Pool #MA4513

5.00%	06/20/47	1,489,119	1,558,766

Ginnie Mae II, Pool #MA4781

5.00%	10/20/47	1,599,641	1,694,158

Ginnie Mae II, Pool #MA4836

3.00%	11/20/47	8,525,831	8,193,840

Ginnie Mae II, Pool #MA4838

4.00%	11/20/47	8,336,117	8,421,494

Ginnie Mae II, Pool #MA4900

3.50%	12/20/47	6,121,505	6,058,493

Ginnie Mae II, Pool #MA4901

4.00%	12/20/47	564,535	570,317

Ginnie Mae II, Pool #MA5467

4.50%	09/20/48	541,657	555,997

Ginnie Mae II, Pool #MA6080

3.00%	08/20/49	214,973	203,075

Ginnie Mae II, Pool #MA6209

3.00%	10/20/49	3,352,575	3,162,834

Ginnie Mae II TBA, 30 Year

2.50% (6)	12/01/51	110,825,000	102,827,222

Uniform Mortgage-Backed Securities TBA, 30 Year

2.00% (6)	12/01/51	174,700,000	153,726,318

2.00% (6)	12/01/51	193,250,000	170,448,056

2.50% (6)	01/01/52	12,175,000	11,080,868

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — AGENCY (Continued)

2.50% (6)	01/01/52	$339,300,000	$309,542,827

3.00% (6)	02/01/52	302,500,000	285,224,149

3.50% (6)	03/01/52	107,600,000	104,330,990

4.00% (6)	04/01/52	87,975,000	87,451,924

Total Residential Mortgage-Backed Securities — Agency

(Cost: $2,411,730,780)			2,351,907,249

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY — 29.8%

ACE Securities Corp. (07-ASP1-A2C)

0.93% (1 mo. USD LIBOR + 0.260%) (2)	03/25/37	11,321,735	5,960,777

ACE Securities Corp. (07-ASP1-A2D)

1.05% (1 mo. USD LIBOR + 0.380%) (2)	03/25/37	6,085,312	3,207,132

ACE Securities Corp. (07-HE1-A1)

0.97% (1 mo. USD LIBOR + 0.300%) (2)	01/25/37	29,020,229	18,327,540

Argent Securities Trust (06-M1-A2C)

0.97% (1 mo. USD LIBOR + 0.300%) (2)	07/25/36	47,514,067	17,716,556

Argent Securities Trust (06-W4-A2C)

0.99% (1 mo. USD LIBOR + 0.320%) (2)	05/25/36	17,481,850	5,344,195

Argent Securities, Inc. Asset-Backed Pass-Through Certificates (05-W3-M2)

1.36% (1 mo. USD LIBOR + 0.690%) (2)	11/25/35	29,183,398	26,273,936

Asset-Backed Funding Certificates (07-NC1-A2)

0.97% (1 mo. USD LIBOR + 0.300%) (1)(2)	05/25/37	5,168,716	4,862,792

Asset-Backed Funding Certificates (07-WMC1-A2A)

1.42% (1 mo. USD LIBOR + 0.750%) (2)	06/25/37	10,106,199	9,369,420

Banc of America Funding Corp. (04-B-3A1)

2.41% (3)(4)	12/20/34	151,481	133,660

Banc of America Funding Corp. (06-D-2A1)

3.50% (3)(4)	05/20/36	49,460	47,801

Banc of America Funding Corp. (06-D-3A1)

3.04% (3)(4)	05/20/36	1,498,229	1,372,188

Banc of America Funding Corp. (15-R8-1A1)

0.98% (1)(3)	11/26/46	455,738	457,643

Banc of America Funding Trust (06-3-4A14)

6.00%	03/25/36	288,686	264,208

Banc of America Funding Trust (06-3-5A3)

5.50% (4)	03/25/36	1,418,711	1,313,084

BCAP LLC Trust (06-AA2-A1)

1.01% (1 mo. USD LIBOR + 0.340%) (2)	01/25/37	12,266,871	11,550,325

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Bear Stearns Alt-A Trust (05-2-2A4)

2.86% (3)	04/25/35	$1,673	$1,633

Bear Stearns Alt-A Trust (05-4-23A1)

2.67% (3)	05/25/35	2,451,646	2,426,099

Bear Stearns Alt-A Trust (06-4-32A1)

2.96% (3)(4)	07/25/36	332,141	192,179

Bear Stearns ARM Trust (04-12-1A1)

2.92% (3)	02/25/35	365,734	365,130

Bear Stearns ARM Trust (05-10-A3)

2.70% (3)	10/25/35	1,627,909	1,566,809

Bear Stearns ARM Trust (06-2-2A1)

2.97% (3)(4)	07/25/36	811,396	720,971

Bear Stearns ARM Trust (07-1-1A1)

3.07% (3)	02/25/47	9,463,143	8,800,298

Bear Stearns ARM Trust (07-1-2A1)

2.72% (3)(4)	02/25/47	120,436	115,908

Bear Stearns ARM Trust (07-5-3A1)

3.08% (3)(4)	08/25/47	494,860	483,946

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3)

5.50% (3)	09/25/35	998,861	958,585

Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4)

5.40% (3)	09/25/35	2,135,735	2,043,861

Bear Stearns Mortgage Funding Trust (06-AR1-2A1)

1.11% (1 mo. USD LIBOR + 0.440%) (2)	08/25/36	9,375,502	8,997,183

Bear Stearns Mortgage Funding Trust (06-AR3-1A1)

0.85% (1 mo. USD LIBOR + 0.180%) (2)	10/25/36	304,663	279,609

BNC Mortgage Loan Trust (07-1-A4)

0.83% (1 mo. USD LIBOR + 0.160%) (2)	03/25/37	4,874,644	4,733,962

Chase Mortgage Finance Corp. (06-A1-2A1)

2.83% (3)(4)	09/25/36	380,827	352,892

Chase Mortgage Finance Corp. (07-A1-8A1)

2.40% (3)	02/25/37	1,475,844	1,505,761

Chaseflex Trust (05-1-1A5)

6.50% (4)	02/25/35	2,273,879	2,050,378

CIM Trust (18-R5-A1)

3.75% (1)(3)	07/25/58	10,857,571	10,667,297

CIM Trust (18-R6-A1)

1.53% (1 mo. USD LIBOR + 1.076%) (1)(2)	09/25/58	9,250,450	9,061,679

CIM Trust (19-R3-A)

2.63% (1)(3)	06/25/58	13,662,512	12,654,115

CIM Trust (20-NR1-A)

3.45% (1)	06/26/62	28,548,411	27,607,158

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

CIM Trust (20-R1-A1)

2.85% (1)(3)	10/27/59	$22,766,090	$21,089,681

CIM Trust (20-R3-A1A)

4.00% (1)(3)	01/26/60	17,408,827	16,785,795

CIM Trust (20-R4-A1A)

3.30% (1)(3)	06/25/60	21,072,186	19,578,333

CIM Trust (20-R6-A1A)

2.25% (1)(3)	12/25/60	13,920,685	12,834,128

CIM Trust (20-R7-A1A)

2.25% (1)(3)	12/27/61	23,429,500	21,702,146

CIM Trust (21-NR2-A1)

2.57% (1)	07/25/59	14,732,493	14,210,792

CIM Trust (21-NR3-A1)

2.57% (1)	06/25/57	10,439,222	10,050,624

CIM Trust (21-R3-A1A)

1.95% (1)(3)	06/25/57	25,537,856	24,633,484

Citigroup Mortgage Loan Trust (06-HE3-A1)

0.95% (1 mo. USD LIBOR + 0.280%) (1)(2)	12/25/36	8,763,952	8,556,246

Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A)

2.48% (3)(4)	07/25/36	1,903,534	1,479,745

Citigroup Mortgage Loan Trust, Inc. (07-12-2A1)

6.50% (1)(3)(4)	10/25/36	2,356,462	1,463,262

CitiMortgage Alternative Loan Trust (07-A5-1A6)

6.00% (4)	05/25/37	9,668,629	9,224,759

Conseco Finance Securitizations Corp. (00-4-A5)

7.97%	05/01/32	45,277,023	11,539,361

Conseco Financial Corp. (99-2-A7)

6.44%	12/01/30	1,478,675	1,561,486

Countrywide Alternative Loan Trust (05-20CB-4A1)

5.25%	07/25/20	1,164	1,146

Countrywide Alternative Loan Trust (05-84-1A1)

2.13% (3)(4)	02/25/36	96,161	90,860

Countrywide Alternative Loan Trust (05-J1-2A1)

5.50%	02/25/25	152,911	149,850

Countrywide Alternative Loan Trust (06-HY12-A5)

3.07% (3)	08/25/36	5,432,828	5,343,043

Countrywide Alternative Loan Trust (07-19-1A34)

6.00% (4)	08/25/37	11,616,337	7,436,311

Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3)

5.50%	08/25/34	3,281,216	3,208,669

Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1)

1.27% (1 mo. USD LIBOR + 0.600%) (2)	05/25/35	6,650,729	5,759,407

Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1)

2.30% (3)(4)	09/20/35	12,662	11,023

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1)

3.16% (3)(4)	09/25/47	$3,586	$3,273

Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1)

3.32% (3)(4)	03/25/37	32,664	28,702

Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA)

5.75%	04/22/33	14,102	13,701

Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1)

6.50% (4)	12/25/35	1,635,980	1,054,672

Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1)

6.50%	01/25/36	6,027,666	1,951,048

Credit Suisse Mortgage Trust

3.77% (1)(3)(4)	10/25/61	14,706,374	14,511,697

Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2)

2.89%	01/25/36	2,961,046	2,418,846

Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4)

0.99% (1 mo. USD LIBOR + 0.160%) (2)	10/25/36	18,800,691	15,035,326

Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4)

0.90% (1 mo. USD LIBOR + 0.230%) (2)	11/25/36	12,680,337	6,976,150

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2B)

3.60%	02/25/37	2,533,953	1,794,305

Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C)

3.60%	02/25/37	8,716,309	6,058,864

CSMC Mortgage-Backed Trust (06-8-3A1)

6.00%	10/25/21	756,851	409,839

CSMC Mortgage-Backed Trust (06-9-5A1)

5.50%	11/25/36	820,554	755,353

CSMC Mortgage-Backed Trust (07-2-3A4)

5.50% (4)	03/25/37	4,307,156	2,818,352

CSMCM Trust Certificates

3.78% (1)	10/27/61	622,340	612,600

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (05-1-1A3)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	02/25/35	4,091,056	4,099,378

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6)

1.05% (1 mo. USD LIBOR + 0.380%) (2)	02/25/37	188,303	183,512

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

DSLA Mortgage Loan Trust (05-AR6-2A1A)

1.13% (1 mo. USD LIBOR + 0.580%) (2)	10/19/45	$1,714,512	$1,659,564

DSLA Mortgage Loan Trust (06-AR2-2A1A)

0.75% (1 mo. USD LIBOR + 0.200%) (2)	10/19/36	20,529,834	15,730,109

DSLA Mortgage Loan Trust (07-AR1-2A1A)

0.69% (1 mo. USD LIBOR + 0.140%) (2)	03/19/37	4,631,901	4,161,615

Fieldstone Mortgage Investment Corp. (07-1-2A2)

0.94% (1 mo. USD LIBOR + 0.270%) (2)	04/25/47	2,834,800	2,309,372

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C)

0.83% (1 mo. USD LIBOR + 0.160%) (2)	12/25/37	10,835,431	10,122,815

First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D)

0.88% (1 mo. USD LIBOR + 0.210%) (2)	12/25/37	6,358,600	5,961,175

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C)

0.81% (1 mo. USD LIBOR + 0.140%) (2)	01/25/38	3,432,121	2,173,009

First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D)

0.89% (1 mo. USD LIBOR + 0.220%) (2)	01/25/38	16,798,843	10,719,748

First Franklin Mortgage Loan Trust (06-FF12-A1)

0.77% (1 mo. USD LIBOR + 0.105%) (2)	09/25/36	6,147,037	5,855,992

First Franklin Mortgage Loan Trust (06-FF9-2A4)

1.17% (1 mo. USD LIBOR + 0.500%) (2)	06/25/36	5,068,000	4,601,812

First Franklin Mortgage Loan Trust (07-FF2-A1)

0.81% (1 mo. USD LIBOR + 0.140%) (2)	03/25/37	35,351,803	22,244,993

First Franklin Mortgage Loan Trust (07-FF2-A2C)

0.82% (1 mo. USD LIBOR + 0.150%) (2)	03/25/37	38,046,546	21,722,843

First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1)

2.46% (3)(4)	05/25/35	1,466,256	1,399,024

First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1)

2.76% (3)(4)	09/25/35	1,597,813	1,520,384

First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1)

2.45% (3)(4)	09/25/35	1,023,387	981,566

First Horizon Alternative Mortgage Securities Trust (06-AA7-A1)

2.72% (3)(4)	01/25/37	5,066,639	4,301,777

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Fremont Home Loan Trust (05-E-2A4)

1.33% (1 mo. USD LIBOR + 0.660%) (2)	01/25/36	$10,117,927	$9,928,727

GMAC Mortgage Loan Trust (05-AR5-2A1)

2.76% (3)	09/19/35	1,781,947	1,399,747

GreenPoint Mortgage Funding Trust (05-AR3-1A1)

1.15% (1 mo. USD LIBOR + 0.480%) (2)	08/25/45	224,968	208,522

GSAA Home Equity Trust (05-7-AF5)

5.11%	05/25/35	115,022	112,111

GSR Mortgage Loan Trust (04-9-3A1)

2.59% (3)	08/25/34	1,215,395	1,168,210

GSR Mortgage Loan Trust (06-OA1-2A2)

1.19% (1 mo. USD LIBOR + 0.520%) (2)	08/25/46	43,963,595	17,403,811

GSR Mortgage Loan Trust (07-3F-3A7)

6.00% (4)	05/25/37	4,992,591	4,008,202

GSR Mortgage Loan Trust (07-AR2-2A1)

2.77% (3)	05/25/37	1,660,429	1,166,720

GSR Mortgage Loan Trust (07-AR2-5A1A)

3.08% (3)(4)	05/25/37	806,649	752,990

HarborView Mortgage Loan Trust (06-1-1A1A)

1.07% (1 mo. USD LIBOR + 0.520%) (2)(4)	03/19/36	24,114,498	16,361,248

HarborView Mortgage Loan Trust (07-3-1A1A)

0.75% (1 mo. USD LIBOR + 0.200%) (2)	05/19/47	10,121,438	9,471,223

HSI Asset Loan Obligation Trust (07-2-2A12)

6.00%	09/25/37	597,835	514,090

HSI Asset Securitization Corp. (06-HE2-1A)

0.93% (1 mo. USD LIBOR + 0.260%) (2)	12/25/36	37,138,235	18,329,847

HSI Asset Securitization Corp. (06-WMC1-A3)

0.97% (1 mo. USD LIBOR + 0.300%) (2)	07/25/36	25,000,321	13,467,163

Impac CMB Trust (05-1-1A1)

1.19% (1 mo. USD LIBOR + 0.520%) (2)	04/25/35	495,814	479,227

Impac CMB Trust (05-5-A2)

1.11% (1 mo. USD LIBOR + 0.220%) (2)	08/25/35	2,407,316	2,306,913

Impac Secured Assets Trust (06-3-A1)

1.01% (1 mo. USD LIBOR + 0.340%) (2)(4)	11/25/36	4,271,828	4,114,157

IndyMac Index Mortgage Loan Trust (04-AR4-2A)

2.95% (3)	08/25/34	2,797,706	2,890,761

IndyMac Index Mortgage Loan Trust (04-AR9-4A)

3.07% (3)	11/25/34	315,690	297,780

IndyMac Index Mortgage Loan Trust (05-AR17-3A1)

2.77% (3)	09/25/35	2,717,229	2,116,670

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

IndyMac Index Mortgage Loan Trust (05-AR23-2A1)

2.74% (3)	11/25/35	$1,702,987	$1,554,693

IndyMac Index Mortgage Loan Trust (05-AR23-6A1)

2.91% (3)	11/25/35	2,561,015	2,240,484

IndyMac Index Mortgage Loan Trust (05-AR25-2A1)

2.95% (3)	12/25/35	1,304,653	1,281,568

IndyMac Index Mortgage Loan Trust (05-AR7-2A1)

2.52% (3)(4)	06/25/35	791,531	692,743

IndyMac Index Mortgage Loan Trust (06-AR39-A1)

0.85% (1 mo. USD LIBOR + 0.180%) (2)	02/25/37	4,683,133	4,572,979

IndyMac Index Mortgage Loan Trust (07-AR11-1A1)

2.80% (3)	06/25/37	12,376	11,211

IndyMac Index Mortgage Loan Trust (07-AR5-2A1)

2.96% (3)(4)	05/25/37	8,792,200	8,057,820

IndyMac Index Mortgage Loan Trust (07-AR7-1A1)

2.60% (3)	11/25/37	1,811,146	1,619,346

IndyMac INDX Mortgage Loan Trust (06-AR6-2A1A)

1.07% (1 mo. USD LIBOR + 0.400%) (2)	06/25/46	8,061,398	7,714,150

JPMorgan Alternative Loan Trust (06-A2-5A1)

3.27% (3)(4)	05/25/36	3,404,098	2,222,628

JPMorgan Alternative Loan Trust (06-A4-A8)

2.94% (3)	09/25/36	310,075	335,019

JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4)

5.76%	10/25/36	4,262,266	3,033,774

JPMorgan Mortgage Acquisition Trust (06-WMC4-A3)

0.79% (1 mo. USD LIBOR + 0.120%) (2)	12/25/36	27,054,407	16,133,387

JPMorgan Mortgage Trust (05-A6-7A1)

2.91% (3)(4)	08/25/35	123,290	113,134

JPMorgan Mortgage Trust (06-A2-5A3)

2.28% (3)	11/25/33	651,597	634,520

JPMorgan Mortgage Trust (06-A4-1A4)

2.91% (3)(4)	06/25/36	215,266	177,114

JPMorgan Mortgage Trust (06-A7-2A4R)

3.10% (3)(4)	01/25/37	9,421	8,605

JPMorgan Mortgage Trust (06-S2-2A2)

5.88% (4)	06/25/21	9,119	9,172

Lehman Mortgage Trust (06-4-4A1)

6.00%	08/25/21	523,475	458,573

Lehman XS Trust (06-10N-1A3A)

1.09% (1 mo. USD LIBOR + 0.420%) (2)	07/25/46	7,189,107	7,269,324

Lehman XS Trust (06-12N-A31A)

1.07% (1 mo. USD LIBOR + 0.400%) (2)	08/25/46	2,317,277	2,341,140

Lehman XS Trust (06-13-1A2)

0.45% (1 mo. USD LIBOR + 0.340%) (2)(7)	09/25/36	3,412	2,028

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Lehman XS Trust (06-9-A1B)

0.41% (1 mo. USD LIBOR + 0.320%) (2)(7)	05/25/46	$12,062	$—

Lehman XS Trust (06-GP2-3A1)

1.07% (1 mo. USD LIBOR + 0.400%) (2)	06/25/46	12,320,536	11,556,539

Lehman XS Trust (06-GP4-3A5)

1.12% (1 mo. USD LIBOR + 0.450%) (2)	08/25/46	8,004,031	7,812,602

LHOME Mortgage Trust (21-RTL3-A1)

2.36% (1)	09/25/26	18,725,000	18,204,576

MASTR Alternative Loans Trust (05-4-1A1)

6.50%	05/25/35	4,411,564	4,169,815

MASTR Alternative Loans Trust (06-2-2A1)

1.07% (1 mo. USD LIBOR + 0.400%) (2)(4)(7)	03/25/36	65,634	6,196

MASTR Asset Securitization Trust (06-3-2A1)

1.12% (1 mo. USD LIBOR + 0.450%) (2)	10/25/36	29,068	5,251

MASTR Asset-Backed Securities Trust (06-AB1-A4)

6.22%	02/25/36	253,920	221,897

MASTR Asset-Backed Securities Trust (06-HE5-A3)

0.83% (1 mo. USD LIBOR + 0.160%) (2)	11/25/36	15,508,859	11,007,925

MASTR Seasoned Securitization Trust (04-1-4A1)

2.41% (3)	10/25/32	3,722	3,808

Merrill Lynch Alternative Note Asset Trust (07-A1-A2C)

1.13% (1 mo. USD LIBOR + 0.460%) (2)	01/25/37	1,571,036	586,886

Merrill Lynch Alternative Note Asset Trust (07-A1-A3)

0.99% (1 mo. USD LIBOR + 0.320%) (2)	01/25/37	808,141	303,745

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B)

1.01% (1 mo. USD LIBOR + 0.170%) (2)	04/25/37	36,672,146	18,544,107

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C)

1.17% (1 mo. USD LIBOR + 0.250%) (2)	04/25/37	20,464,806	9,100,260

Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D)

1.35% (1 mo. USD LIBOR + 0.340%) (2)	04/25/37	5,225,148	2,709,639

Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C)

0.91% (1 mo. USD LIBOR + 0.240%) (2)	05/25/37	4,575,898	2,254,458

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B)

0.80% (1 mo. USD LIBOR + 0.130%) (2)	06/25/37	$1,992,283	$1,802,913

Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3)

0.83% (1 mo. USD LIBOR + 0.160%) (2)	07/25/37	26,559,512	21,108,613

Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1)

4.04% (1-year Treasury Constant Maturity Rate + 2.400%) (2)(4)	08/25/36	645,738	612,651

Mid-State Trust (05-1-A)

5.75%	01/15/40	1,616,095	1,616,036

Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2)

1.63% (1 mo. USD LIBOR + 0.960%) (2)	09/25/34	450,104	443,059

Morgan Stanley Home Equity Loan Trust (06-2-A4)

1.23% (1 mo. USD LIBOR + 0.560%) (2)	02/25/36	875,342	875,426

Morgan Stanley Mortgage Loan Trust (07-3XS-2A6)

5.76%	01/25/47	2,183,119	831,121

Morgan Stanley Mortgage Loan Trust (07-7AX-2A1)

0.91% (1 mo. USD LIBOR + 0.240%) (2)	04/25/37	2,828,291	1,030,756

Morgan Stanley Resecuritization Trust (14-R2-2A)

2.71% (1)(3)	12/26/46	33,089	33,246

MortgageIT Trust (05-4-A1)

1.23% (1 mo. USD LIBOR + 0.560%) (2)	10/25/35	751,803	745,171

New Century Home Equity Loan Trust (06-1-A2B)

1.03% (1 mo. USD LIBOR + 0.180%) (2)	05/25/36	15,311,357	15,019,798

Oakwood Mortgage Investors, Inc. (02-A-A4)

6.97% (3)	03/15/32	560,372	562,888

Oakwood Mortgage Investors, Inc. (99-E-A1)

7.61% (3)	03/15/30	3,049,276	2,225,021

Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D)

1.21% (1 mo. USD LIBOR + 0.540%) (2)	03/25/37	10,067,727	9,902,433

Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C)

0.99% (1 mo. USD LIBOR + 0.320%) (2)	09/25/37	16,381,444	8,688,226

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates (05-WCW2-M3)

1.49% (1 mo. USD LIBOR + 0.825%) (2)	07/25/35	10,000,000	9,822,247

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

PRET LLC (22-RN1-A1)

3.72% (1)	07/25/51	$19,471,935	$18,974,645

Prime Mortgage Trust (06-1-1A1)

5.50% (4)	06/25/36	103,531	102,780

PRPM 2021-10 LLC (21-10-A1)

2.49% (1)	10/25/26	16,790,762	16,048,877

PRPM 2021-9 LLC (21-9-A1)

2.36% (1)	10/25/26	9,298,674	8,873,537

PRPM 2022-1 LLC (22-1-A1)

3.72% (1)	02/25/27	15,241,794	14,896,761

PRPM 2022-1 LLC (22-2-A1)

5.00% (1)	03/25/27	14,435,032	14,411,270

RAAC Series Trust (05-SP1-4A1)

7.00%	09/25/34	1,459,917	1,375,173

RALI Trust (05-QA13-2A1)

3.98% (3)(4)	12/25/35	427,462	392,496

RALI Trust (05-QA7-A21)

3.01% (3)(4)	07/25/35	1,208,080	1,171,076

Residential Accredit Loans, Inc. (05-QA8-CB21)

3.50% (3)(4)	07/25/35	2,979,493	1,956,505

Residential Accredit Loans, Inc. (06-QA1-A21)

4.37% (3)(4)	01/25/36	9,906	8,484

Residential Accredit Loans, Inc. (06-QA10-A2)

1.03% (1 mo. USD LIBOR + 0.360%) (2)	12/25/36	8,224,094	8,210,369

Residential Accredit Loans, Inc. (06-QA2-1A1)

0.92% (1 mo. USD LIBOR + 0.250%) (2)(4)	02/25/36	12,791	9,171

Residential Accredit Loans, Inc. (06-QS10-AV) (I/O)

0.58% (3)(7)	08/25/36	22,174,625	417,269

Residential Accredit Loans, Inc. (06-QS5-A5)

6.00% (4)	05/25/36	2,546,347	2,328,454

Residential Accredit Loans, Inc. (06-QS6-1AV) (I/O)

0.77% (3)(7)	06/25/36	28,269,618	608,741

Residential Accredit Loans, Inc. (06-QS7-AV) (I/O)

0.70% (3)(7)	06/25/36	5,782,048	68,631

Residential Accredit Loans, Inc. (07-QS1-2AV) (I/O)

0.17% (3)(7)	01/25/37	1,523,227	8,834

Residential Accredit Loans, Inc. (07-QS2-AV) (I/O)

0.32% (3)(7)	01/25/37	10,857,299	115,446

Residential Accredit Loans, Inc. (07-QS3-AV) (I/O)

0.36% (3)(7)	02/25/37	47,430,840	548,220

Residential Accredit Loans, Inc. (07-QS4-3AV) (I/O)

0.36% (3)(7)	03/25/37	5,733,332	65,448

Residential Accredit Loans, Inc. (07-QS5-AV) (I/O)

0.28% (3)(7)	03/25/37	7,080,002	56,205

Residential Accredit Loans, Inc. (07-QS6-A45)

5.75% (4)	04/25/37	1,585,945	1,458,310

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Residential Accredit Loans, Inc. (07-QS8-AV) (I/O)

0.42% (3)(7)	06/25/37	$11,214,845	$174,234

Residential Asset Securitization Trust (07-A3-1A4)

5.75% (4)	04/25/37	2,353,482	1,461,286

Residential Funding Mortgage Securities I (05-SA5-2A)

3.57% (3)(4)	11/25/35	9,507	8,241

Residential Funding Mortgage Securities I (06-S9-A3) (PAC)

5.75% (4)	09/25/36	340,036	298,206

Residential Funding Mortgage Securities I (07-S2-A9)

6.00% (4)	02/25/37	3,356,739	2,936,369

Residential Funding Mortgage Securities I (07-SA2-2A2)

3.40% (3)(4)	04/25/37	10,536	9,546

Roc Mortgage Trust (21-RTL1-A1)

2.49% (1)(3)	08/25/26	16,300,000	15,902,379

Saxon Asset Securities Trust (06-3-A3)

0.84% (1 mo. USD LIBOR + 0.170%)(2)	10/25/46	4,751,101	4,676,077

Saxon Asset Securities Trust (07-2-A2C)

0.91% (1 mo. USD LIBOR + 0.240%) (2)	05/25/47	11,344,657	9,300,940

Saxon Asset Securities Trust (07-2-A2D)

0.97% (1 mo. USD LIBOR + 0.300%) (2)	05/25/47	13,196,577	10,823,885

Securitized Asset Backed Receivables LLC Trust (06-WM4-A1)

1.05% (1 mo. USD LIBOR + 0.380%) (1)(2)	11/25/36	28,515,313	15,409,572

Securitized Asset Backed Receivables LLC Trust (07-BR2-A1)

0.85% (1 mo. USD LIBOR + 0.180%) (1)(2)	02/25/37	19,832,509	18,125,194

Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C)

1.01% (1 mo. USD LIBOR + 0.340%) (2)	02/25/37	2,617,335	1,290,032

Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2)

0.90% (1 mo. USD LIBOR + 0.230%) (2)	02/25/37	27,334,454	13,793,493

Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B)

0.81% (1 mo. USD LIBOR + 0.140%) (2)	01/25/37	13,070,222	11,767,009

Sequoia Mortgage Trust (03-8-A1)

1.23% (1 mo. USD LIBOR + 0.640%) (2)	01/20/34	462,669	452,963

SG Mortgage Securities Trust (07-NC1-A2)

0.91% (1 mo. USD LIBOR + 0.240%) (1)(2)	12/25/36	16,244,322	11,111,829

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Soundview Home Equity Loan Trust (07-OPT3-2A4)

0.92% (1 mo. USD LIBOR + 0.250%) (2)	08/25/37	$4,000,000	$3,669,826

Structured Adjustable Rate Mortgage Loan Trust (04-12-2A)

2.70% (3)	09/25/34	600,197	600,705

Structured Adjustable Rate Mortgage Loan Trust (04-14-2A)

2.60% (3)	10/25/34	1,156,788	1,160,874

Structured Adjustable Rate Mortgage Loan Trust (06-2-3A1)

2.96% (3)(4)	03/25/36	10,652,902	10,427,714

Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1)

3.00% (3)(4)	03/25/36	242,899	215,465

Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1)

2.99% (3)(4)	05/25/36	1,403,383	1,196,985

Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1)

2.96% (3)(4)	06/25/36	1,681,535	1,560,645

Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1)

2.30% (3)	02/25/37	1,519,328	974,138

Structured Asset Mortgage Investments II Trust (07-AR4-A5)

0.89% (1 mo. USD LIBOR + 0.220%) (2)	09/25/47	14,867,404	14,204,685

Structured Asset Securities Corp. (05-2XS-1A5B)

5.15%	02/25/35	52	57

SunTrust Adjustable Rate Mortgage Loan Trust (07-2-2A1)

2.68% (3)	04/25/37	106,728	76,695

SunTrust Adjustable Rate Mortgage Loan Trust (07-3-1A1)

2.64% (3)	06/25/37	2,868	2,201

SunTrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1)

2.52% (3)	01/25/37	272,859	279,637

Wachovia Mortgage Loan Trust LLC (06-AMN1-A3)

1.15% (1 mo. USD LIBOR + 0.480%) (2)	08/25/36	5,911,282	2,667,354

WaMu Mortgage Pass-Through Certificates (04-AR14-A1)

2.76% (3)	01/25/35	2,721,846	2,700,654

WaMu Mortgage Pass-Through Certificates (05-AR14-2A1)

2.86% (3)	12/25/35	694,515	692,498

WaMu Mortgage Pass-Through Certificates (05-AR18-1A1)

2.82% (3)	01/25/36	933,412	908,287

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A)

1.29% (12 mo. Monthly Treasury Average Index + 1.070%) (2)	01/25/46	$7,054,579	$6,848,578

WaMu Mortgage Pass-Through Certificates (06-AR11-1A)

1.18% (12 mo. Monthly Treasury Average Index + 0.960%) (2)(4)	09/25/46	2,240,512	2,048,809

WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A)

0.95% (12 mo. Monthly Treasury Average Index + 0.810%) (2)	12/25/46	2,524,472	2,387,722

Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1)

2.52% (3)	11/25/30	32,665	32,880

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2)

5.75% (4)	02/25/36	608,744	570,640

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1)

1.27% (1 mo. USD LIBOR + 0.600%) (2)(4)	07/25/36	1,251,810	847,363

Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A)

1.01% (1 mo. USD LIBOR + 0.340%) (2)	12/25/36	1,891,151	1,823,315

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A)

1.47% (11th District Cost of Funds + 1.250%) (2)(4)	04/25/47	965,648	917,629

Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3)

0.98% (1 mo. USD LIBOR + 0.310%) (2)	06/25/37	2,813,211	2,739,741

Washington Mutual Asset-Backed Certificates (06-HE1-2A4)

1.23% (1 mo. USD LIBOR + 0.560%) (2)	04/25/36	2,413,664	2,334,342

Washington Mutual Asset-Backed Certificates (07-HE2-2A1)

0.77% (1 mo. USD LIBOR + 0.100%) (2)	02/25/37	16,004,841	5,707,760

Wells Fargo Home Equity Asset-Backed Securities (07-1-A3)

1.31% (1 mo. USD LIBOR + 0.640%) (2)	03/25/37	5,521,000	5,079,340

Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6)

2.84% (3)(4)	08/25/36	1,153,167	1,077,277

Issues	Maturity Date	Principal Amount	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES — NON-AGENCY (Continued)

Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1)

2.83% (3)(4)	08/25/37	$49,562	$47,430

Total Residential Mortgage-Backed Securities — Non-Agency

(Cost: $1,164,008,636)			1,184,926,320

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%

Federal Home Loan Banks

1.61%	09/04/24	11,720,000	11,379,651

1.61%	09/04/24	11,720,000	11,463,138

Total U.S. Government Agency Obligations

(Cost: $23,440,000)			22,842,789

U.S. TREASURY SECURITIES — 10.3%

U.S. Treasury Bond

2.00%	11/15/41	7,140,000	5,902,841

2.38%	02/15/42	23,050,000	20,375,840

U.S. Treasury Note

1.75%	03/15/25	111,472,000	107,932,630

1.88%	02/28/27	25,455,000	24,225,534

1.88%	02/15/32	14,405,000	13,154,691

2.50%	03/31/27	73,565,000	72,099,448

2.63%	04/15/25	103,535,000	102,798,931

2.88%	04/30/27	66,005,000	65,414,981

Total U.S. Treasury Securities

(Cost: $417,578,961)			411,904,896

Total Fixed Income Securities

(Cost: $4,986,004,216)			4,873,599,527

		Shares

MONEY MARKET INVESTMENTS — 3.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class (8)		134,512,234	134,512,234

Total Money Market Investments

(Cost: $134,512,234)			134,512,234

	Maturity Date	Principal Amount

SHORT TERM INVESTMENTS — 9.2%

Foreign Government Bonds — 0.5%

Japan Treasury Bill

0.00% (5)	08/01/22	JPY 2,740,000,000	21,161,192

Total Foreign Government Bonds

(Cost: $21,161,615)			21,161,192

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

U.S. Government Agency Obligations — 1.2%

Federal Home Loan Banks

0.45% (9)	10/05/22	$50,000,000	$49,710,300

Total U.S. Government Agency Obligations

(Cost: $49,735,945)			49,710,300

U.S. Treasury Securities — 7.5%

U.S. Treasury Bill

0.97% (9)	08/11/22	28,860,000	28,780,651

1.05% (9)	08/25/22	50,127,000	49,957,265

1.09% (9)	07/28/22	16,190,000	16,157,917

0.81% (9)	08/18/22	162,480,000	161,992,560

0.99% (9)	09/01/22	40,328,000	40,177,665

Total U.S. Treasury Securities

(Cost: $297,403,848)			297,066,058

Total Short Term Investments

(Cost: $368,301,408)			367,937,550

Total Investments (135.1%)

(Cost: $5,488,817,858)			5,376,049,311

Liabilities In Excess Of Other Assets (-35.1%)			(1,395,568,875)

Net Assets (100.0%)			$3,980,480,436

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional	Market Value	Net Unrealized Appreciation (Depreciation)
Long Futures
2,066	5-Year U.S. Treasury Note Futures	06/30/22	$243,759,892	$232,780,094	$(10,979,798)
144	10-Year U.S. Treasury Note Futures	06/21/22	20,093,930	18,576,000	(1,517,930)
2,375	U.S. Ultra Long Bond Futures	06/21/22	435,166,144	381,039,062	(54,127,082)
1,752	2-Year U.S. Treasury Note Futures	06/30/22	374,802,668	369,343,500	(5,459,168)

			$1,073,822,634	$1,001,738,656	$(72,083,978)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL
BUY (10)
Citibank N.A.	JPY	2,741,698,800	05/06/22	$21,055,978	$21,161,615	$105,637

SELL (11)
Citibank N.A.	EUR	9,430,000	07/08/22	10,410,824	9,980,637	430,187
Citibank N.A.	JPY	2,740,000,000	08/01/22	21,120,301	21,228,301	(108,000)

				$31,531,125	$31,208,938	$322,187

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

ABS	Asset-Backed Securities.
ARM	Adjustable Rate Mortgage.
CLO	Collateralized Loan Obligation.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	Interest Only Security.
JPY	Japanese Yen.
PAC	Planned Amortization Class.
P/O	Principal Only Security.
SOFR	Secured Overnight Financing Rate.
TAC	Target Amortization Class.
TBA	To Be Announced.
EUR	Euro Currency.
JPY	Japanese Yen.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $1,214,719,378 or 30.5% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2022.
(3)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans. Cost basis has been adjusted.
(5)	Security is not accruing interest.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Residential Mortgage-Backed Securities — Agency	59.1%
Residential Mortgage-Backed Securities — Non-Agency	29.8
U.S. Treasury Securities	17.8
Asset-Backed Securities	11.7
Commercial Mortgage-Backed Securities — Non-Agency	10.5
Money Market Investments	3.4
U.S. Government Agency Obligations	1.8
Foreign Government Bonds	0.5
Commercial Mortgage-Backed Securities — Agency	0.5
Other*	(35.1)

Total	100.0%

*	Includes capstock, futures, pending trades, interest receivable and accrued expenses payable.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$465,422,448	$—	$465,422,448
Commercial Mortgage-Backed Securities — Agency	—	18,779,131	—	18,779,131
Commercial Mortgage-Backed Securities — Non-Agency	—	417,816,694	—	417,816,694
Residential Mortgage-Backed Securities — Agency	—	2,351,907,249	—	2,351,907,249
Residential Mortgage-Backed Securities — Non-Agency	—	1,182,855,068	2,071,252	1,184,926,320
U.S. Government Agency Obligations	—	22,842,789	—	22,842,789
U.S. Treasury Securities	411,904,896	—	—	411,904,896

Total Fixed Income Securities	411,904,896	4,459,623,379	2,071,252	4,873,599,527

Money Market Investments	134,512,234	—	—	134,512,234
Short-Term Investments	297,066,058	70,871,492	—	367,937,550

Total Investments	$843,483,188	$4,530,494,871	$2,071,252	$5,376,049,311

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	535,824	—	535,824

Total Investments	$843,483,188	$4,531,030,695	$2,071,252	$5,376,585,135

Liability Derivatives
Futures Contracts
Interest Rate Risk	$(72,083,978)	$—	$—	$(72,083,978)
Forward Currency Contracts
Foreign Currency Risk	—	(108,000)	—	(108,000)

Total	$(72,083,978)	$(108,000)	$—	$(72,191,978)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2022

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
ASSETS
Investments, at Value (2)	$1,976,443,101		$31,840,558	$19,826,817
Investment in Affiliated Issuers, at Value	—		—	595,461	(3)
Foreign Currency, at Value	—		—	554	(4)
Cash	194,981		667,951	3,833
Receivable for Securities Sold	9,093,133		—	36,434
Receivable for Sale of When-Issued Securities	108,641,502		—	724,859
Receivable for Fund Shares Sold	18,480,509		1,162,613	17
Interest and Dividends Receivable	6,253,333		107,686	160,691
Receivable from Investment Advisor	62,695		19,274	20,048
Open Swap Agreements, at Value	—		6,766	—
Unrealized Appreciation on Open Forward Foreign Currency Contracts	74,987		—	151,627
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—		—	172
Cash Collateral Held for Brokers	18,560,489		760,000	93,000
Prepaid Expenses	45,959		16,061	18,006

Total Assets	2,137,850,689		34,580,909	21,631,519

LIABILITIES
Distributions Payable	105,221		—	217
Payable for Securities Purchased	158,940,155		437,237	77,867
Payable for Purchase of When-Issued Securities	449,454,883		—	3,016,378
Payable for Fund Shares Redeemed	1,688,891		19,471	478
Accrued Directors’ Fees and Expenses	9,182		9,182	9,182
Deferred Accrued Directors’ Fees and Expenses	1,247		1,247	1,247
Accrued Management Fees	500,506		11,120	7,783
Accrued Distribution Fees	41,889		1,648	1,929
Interest Payable on Swap Agreements	—		9,478	—
Payable for Daily Variation Margin on Open Financial Futures Contracts	39,190		—	—
Payable for Daily Variation Margin on Open Centrally Cleared Swap Contracts	50,392		—	—
Options Written, at Value	3,631,853	(5)	—	34,719	(5)
Open Swap Agreements, at Value	—		677,484	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	76,664		—	180,671
Transfer Agent Fees Payable	278,146		9,559	3,228
Administration Fee Payable	225,802		58,642	24,258
Audit Fees Payable	51,339		21,219	32,876
Accounting Fees Payable	136,514		52,312	4,447
Custodian Fees Payable	78,507		19,308	67,730
Legal Fees Payable	4,262		—	271
Other Accrued Expenses	50,261		8,994	2,656

Total Liabilities	615,364,904		1,336,901	3,465,937

NET ASSETS	$1,522,485,785		$33,244,008	$18,165,582

NET ASSETS CONSIST OF:
Paid-in Capital	$1,674,520,400		$29,344,261	$22,251,433
Accumulated Earnings (Loss)	(152,034,615)		3,899,747	(4,085,851)

NET ASSETS	$1,522,485,785		$33,244,008	$18,165,582

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,270,756,243		$22,275,081	$9,263,359

N Class Share	$199,476,227		$10,968,927	$8,902,223

Plan Class Share	$52,253,315		$—	$—

CAPITAL SHARES OUTSTANDING: (6)
I Class Share	123,013,808		2,984,695	1,043,721

N Class Share	19,349,493		1,470,361	1,003,268

Plan Class Share	5,034,348		—	—

NET ASSET VALUE PER SHARE: (7)
I Class Share	$10.33		$7.46	$8.88

N Class Share	$10.31		$7.46	$8.87

Plan Class Share	$10.38		$—	$—

(1)	Consolidated Statement of Assets and Liabilities (See Note 2).
(2)

The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2022 was $2,054,819,594, $32,188,210 and $21,663,827, respectively.

(3)	The identified cost for the TCW Global Bond Fund at April 30, 2022 was $714,537.
(4)	The identified cost for the TCW Global Bond Fund at April 30, 2022 was $566.
(5)	Premium received for the TCW Core Fixed Income Fund and the TCW Global Bond Fund was $1,828,411 and $4,380, respectively.
(6)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(7)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2022

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
ASSETS
Investments, at Value (1)	$70,670,182	$12,408,845	$5,376,049,311
Cash	1,645	31	17,627,783
Receivable for Securities Sold	3,158,934	—	7,314,106
Receivable for Sale of When-Issued Securities	—	1,366,052	536,014,662
Receivable for Fund Shares Sold	63,535	62	4,392,236
Interest and Dividends Receivable	851,009	65,748	8,166,972
Receivable from Investment Advisor	22,149	20,498	293,722
Unrealized Appreciation on Open Forward Foreign Currency Contracts	11,977	578	535,824
Receivable for Daily Variation Margin on Open Financial Futures Contracts	21,172	4,000	—
Cash Collateral Held for Brokers	289,000	68,000	69,332,197
Prepaid Expenses	23,424	8,581	100,192

Total Assets	75,113,027	13,942,395	6,019,827,005

LIABILITIES
Distributions Payable	17,382	631	2,248,753
Payable for Securities Purchased	351,018	313,706	125,574,504
Payable for Purchase of When-Issued Securities	—	3,375,523	1,896,818,503
Payable for Fund Shares Redeemed	117,818	4,143	5,915,873
Accrued Directors’ Fees and Expenses	9,182	9,182	9,182
Deferred Accrued Directors’ Fees and Expenses	1,247	1,247	1,247
Accrued Management Fees	28,884	3,039	1,355,202
Accrued Distribution Fees	2,486	—	137,789
Payable for Daily Variation Margin on Open Financial Futures Contracts	—	—	2,660,297
Collateral Pledged by Brokers	—	—	270,000
Unrealized Depreciation on Open Forward Foreign Currency Contracts	9,173	591	108,000
Transfer Agent Fees Payable	22,452	915	1,898,551
Administration Fee Payable	35,288	22,361	986,203
Audit Fees Payable	22,136	54,664	153,281
Accounting Fees Payable	42,678	3,245	632,531
Custodian Fees Payable	56,614	28,377	106,111
Legal Fees Payable	495	182	26,430
Other Accrued Expenses	9,193	6,593	444,112

Total Liabilities	726,046	3,824,399	2,039,346,569

NET ASSETS	$74,386,981	$10,117,996	$3,980,480,436

NET ASSETS CONSIST OF:
Paid-in Capital	$81,085,755	$10,871,333	$4,374,262,444
Accumulated Earnings (Loss)	(6,698,774)	(753,337)	(393,782,008)

NET ASSETS	$74,386,981	$10,117,996	$3,980,480,436

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$62,942,482	$10,117,996	$3,324,783,276

N Class Share	$11,444,499	$—	$654,675,582

Plan Class Share	$—	$—	$1,021,578

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	10,201,686	1,214,349	368,258,968

N Class Share	1,843,427	—	70,290,936

Plan Class Share	—	—	112,551

NET ASSET VALUE PER SHARE: (3)
I Class Share	$6.17	$8.33	$9.03

N Class Share	$6.21	$—	$9.31

Plan Class Share	$—	$—	$9.08

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2022 was $77,633,014, $13,025,358 and $5,488,817,858, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2022

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
INVESTMENT INCOME
Income:
Dividends from Investment in Affiliated Issuers	$—	$—	$19,530
Interest	14,420,502	115,456	413,494

Total	14,420,502	115,456	433,024

Expenses:
Management Fees	3,203,908	43,823	69,252
Accounting Services Fees	47,885	18,349	1,560
Administration Fees	78,757	19,161	8,461
Transfer Agent Fees:
I Class	514,375	5,327	4,563
N Class	111,500	3,500	4,253
Plan Class	3,091	—	—
Custodian Fees	27,538	6,772	23,758
Professional Fees	45,673	24,561	30,979
Directors’ Fees and Expenses	20,820	20,820	20,820
Registration Fees:
I Class	20,615	11,888	10,293
N Class	11,228	12,399	9,793
Plan Class	9,512	—	—
Distribution Fees:
N Class	266,578	3,697	12,707
Compliance Expense	5,606	5,606	5,606
Other	55,135	4,449	5,173

Total	4,422,221	180,352	207,218

Less Expenses Borne by Investment Advisor:
I Class	157,542	90,742	64,796
N Class	166,285	35,621	51,479
Plan Class	12,145	—	—

Net Expenses	4,086,249	53,989	90,943

Net Investment Income	10,334,253	61,467	342,081

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(58,286,352)	(14,609)	(1,171,547)
Investments in Affiliated Issuers	—	—	(75,539)
Foreign Currency	(236,580)	—	(10,714)
Foreign Currency Forward Contracts	322,923	—	(455,734)
Futures Contracts	804,550	—	(67,401)
Options Written	(4,574,050)	—	—
Swap Agreements	131,101	4,551,634	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(110,349,635)	(362,252)	(1,716,215)
Foreign Currency	—	—	(2,155)
Foreign Currency Forward Contracts	(1,677)	—	(28,102)
Futures contracts	(183,277)	—	67,136
Investments in Affiliated Issuers	—	—	(79,911)
Options Written	(817,370)	—	(30,339)
Swap Agreements	(2,752,133)	(660,329)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(175,942,500)	3,514,444	(3,570,521)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(165,608,247)	$3,575,911	$(3,228,440)

(1)	Consolidated Statement of Operations (See Note 2).

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2022

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
INVESTMENT INCOME
Income:
Interest	$2,167,949	$241,938	$82,693,809

Total	2,167,949	241,938	82,693,809

Expenses:
Management Fees	219,133	28,157	9,211,169
Accounting Services Fees	14,971	1,138	221,876
Administration Fees	12,308	7,799	343,976
Transfer Agent Fees:
I Class	41,817	9,726	2,233,477
N Class	10,328	—	466,800
Plan Class	—	—	2,898
Custodian Fees	19,858	9,954	37,221
Professional Fees	22,201	44,323	133,543
Directors’ Fees and Expenses	20,820	20,820	20,820
Registration Fees:
I Class	13,200	12,343	35,680
N Class	10,503	—	19,809
Plan Class	—	—	10,381
Distribution Fees:
N Class	16,966	—	933,254
Compliance Expense	5,606	5,606	5,606
Other	8,094	3,539	338,989

Total	415,805	143,405	14,015,499

Less Expenses Borne by Investment Advisor:
I Class	101,977	108,008	1,465,199
N Class	29,032	—	470,061
Plan Class	—	—	13,305

Net Expenses	284,796	35,397	12,066,934

Net Investment Income	1,883,153	206,541	70,626,875

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(315,638)	(347,511)	(140,809,920)
Foreign Currency	(924)	(5,530)	(2,133)
Foreign Currency Forward Contracts	9,913	7,549	348,548
Futures Contracts	162,991	135,819	(57,037,229)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,434,313)	(363,043)	(267,656,775)
Foreign Currency	—	—	(2,799)
Foreign Currency Forward Contracts	2,804	(13)	427,824
Futures contracts	576,587	108,716	(71,090,253)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(7,998,580)	(464,013)	(535,822,737)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,115,427)	$(257,472)	$(465,195,862)

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income	$10,334,253	$15,183,912	$61,467	$12,917
Net Realized Gain (Loss) on Investments, Futures Contracts, Options Written, Swap Contracts and Foreign Currency Transactions	(61,838,408)	(817,901)	4,537,025	563,271
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options Written and Swap Contracts	(114,104,092)	(12,278,658)	(1,022,581)	13,182

Increase (Decrease) in Net Assets Resulting from Operations	(165,608,247)	2,087,353	3,575,911	589,370

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(11,367,151)	(54,874,147)	(603,416)	(31,504)
Return of Capital	—	(6,135,591)	—	—

Total Distributions to Shareholders	(11,367,151)	(61,009,738)	(603,416)	(31,504)

NET CAPITAL SHARE TRANSACTIONS
I Class	(50,555,684)	176,664,657	17,932,283	952,173
N Class	(434,428)	(9,836,433)	9,445,341	218,346
Plan Class	54,949,372	870,109	—	—

Increase in Net Assets Resulting from Net Capital Shares Transactions	3,959,260	167,698,333	27,377,624	1,170,519

Increase (Decrease) in Net Assets	(173,016,138)	108,775,948	30,350,119	1,728,385
NET ASSETS
Beginning of period	1,695,501,923	1,586,725,975	2,893,889	1,165,504

End of period	$1,522,485,785	$1,695,501,923	$33,244,008	$2,893,889

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income	$342,081	$646,393	$1,883,153	$3,905,918
Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions	(1,780,935)	(314,696)	(143,658)	3,161,035
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Options Written and Foreign Currency Transactions	(1,789,586)	(960,771)	(7,854,922)	784,193

Increase (Decrease) in Net Assets Resulting from Operations	(3,228,440)	(629,074)	(6,115,427)	7,851,146

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(233,058)	(1,403,091)	(4,186,779)	(4,114,958)
Return of Capital	—	(207,034)	—	—

Total Distributions to Shareholders	(233,058)	(1,610,125)	(4,186,779)	(4,114,958)

NET CAPITAL SHARE TRANSACTIONS
I Class	(12,954,740)	15,202,934	(24,446,221)	7,118,045
N Class	(492,408)	316,428	(2,135,596)	(3,378,540)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(13,447,148)	15,519,362	(26,581,817)	3,739,505

Increase (Decrease) in Net Assets	(16,908,646)	13,280,163	(36,884,023)	7,475,693
NET ASSETS
Beginning of period	35,074,228	21,794,065	111,271,004	103,795,311

End of period	$18,165,582	$35,074,228	$74,386,981	$111,271,004

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income	$206,541	$309,248	$70,626,875	$144,428,513
Net Realized Loss on Investments, Futures Contracts and Foreign Currency Transactions	(209,673)	(6,742)	(197,500,734)	(99,687,888)
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts and Foreign Currency Transactions	(254,340)	(229,234)	(338,322,003)	(89,012,024)

Increase (Decrease) in Net Assets Resulting from Operations	(257,472)	73,272	(465,195,862)	(44,271,399)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(222,253)	(116,060)	(48,159,374)	(180,514,941)
Return of Capital	—	—	—	(7,936,807)

NET CAPITAL SHARE TRANSACTIONS
I Class	(7,463,727)	10,406,189	(509,657,604)	(1,286,832,084)
N Class	—	—	(80,843,375)	(979,184,016)
Plan Class	—	—	574,687	595,978

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(7,463,727)	10,406,189	(589,926,292)	(2,265,420,122)

Increase (Decrease) in Net Assets	(7,943,452)	10,363,401	(1,103,281,528)	(2,498,143,269)
NET ASSETS
Beginning of period	18,061,448	7,698,047	5,083,761,964	7,581,905,233

End of period	$10,117,996	$18,061,448	$3,980,480,436	$5,083,761,964

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc. (the “Company”), a Maryland corporation, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series a “Fund” and collectively the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. The Fund may also invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing primarily in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. The average duration of the Fixed Income Instruments held by the Fund is not expected to exceed 3 years, under normal market conditions. The Fund may invest up to 5% of its net assets in below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 15% of its assets in foreign securities that are denominated in U.S. dollars. The Fund may invest up to 5% of its assets in securities of foreign issuers that are not denominated in U.S. dollars. The Fund may invest up to 5% of its assets in emerging market securities.

TCW Global Bond Fund	Seeks total return by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. Under normal market conditions, the Fund invests in securities of issuers located in at least three different countries (one of which may be the United States) and invests at least 30% of its net assets in securities of issuers located outside the United States. The Fund does not limit its investments to a particular credit or ratings category and may invest up to 35% of its net assets in below investment grade bonds (commonly known as “junk bonds”).

TCW Funds, Inc.

April 30, 2022

Note 1 — Organization (Continued)

TCW Fund	Investment Objectives and Principal Investment Strategies

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in high yield/below investment grade bonds (commonly known as “junk bonds”). The Fund may invest up to 20% of its net assets in equity securities (including common stock and convertible and non-convertible preferred stocks) and bank loans of companies in the high yield universe.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of debt securities of varying maturities, including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers. The Fund may invest up to 10% of its net assets in below investment grade bonds (commonly known as “junk bonds”). Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a dollar-weighted average duration of no more than two years.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities. At least 50% of the Fund’s net assets will be invested in securitized obligations guaranteed by the U.S. government or its agencies, instrumentalities or sponsored corporations; privately issued mortgage-backed and asset-backed securities rated at time of investment Aa3 or higher by Moody’s Investors Service, Inc., AA- or higher by S&P Global Ratings or the equivalent by any other nationally recognized statistical organization; other obligations of the U.S. government or its agencies, instrumentalities or sponsored corporations; and money market instruments. Under normal market conditions, the portfolio managers seek to construct an investment portfolio with a weighted average duration of no more than eight years.

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Short Term Bond Fund, which only offers I Class shares, and the TCW Core Fixed Income Fund and TCW Total Return Bond Fund, which also offer Plan Class shares. The three classes of a Fund are substantially the same except that the N Class shares are subject to a distribution fee (see Note 7).

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Principles of Consolidation:    The TCW Cayman Enhanced Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the TCW Enhanced Commodity Strategy Fund (the “Parent”) in order to effect certain investments for the Parent consistent with the Parent’s investment objectives and policies as specified in its prospectus and statement of additional information. The accompanying financial statements are consolidated and include the accounts of the Subsidiary. The Parent’s investment in the Subsidiary will normally not exceed 25% of the value of the Parent’s total assets tested at the time of making an investment. The net assets of the Subsidiary at April 30, 2022 were $5,237,185 or 15.75% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, swap agreements and forward currency contracts, are valued with prices furnished by independent pricing services or by broker-dealers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”) and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability,

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”).    The fair value of ABS and MBS is estimated based on pricing models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise, they would be categorized as Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized as Level 2 of the fair value hierarchy.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wanted lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds are categorized as Level 2; otherwise, the fair values are categorized as Level 3.

Options and Swaptions contracts.    Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

Total return swaps.    Total return swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

Warrants.    Warrants are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy.

The summary of the inputs used as of April 30, 2022 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Core Fixed Income Fund	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2021	$6,041,024	$65,382	$198,068	$2,751,676
Accrued Discounts (Premiums)	137,819	11,589	(10,072)	(284,989)
Realized Gain (Loss)	—	206	—	(68,777)
Change in Unrealized Appreciation (Depreciation)	(516,567)	(36,722)	(961)	(69,204)
Purchases	—	32,703	—	136,326
Sales	(139,294)	(797)	—	(393,780)
Transfers in to Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of April 30, 2022	$5,522,982	$72,361	$187,035	$2,071,252

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2022	$(516,567)	$(36,722)	$(961)	$(69,204)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2022 are as follows:

Description	Fair Value at 4/30/2022	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Core Fixed Income Fund
Asset-backed Securities	$4,318,785	Third-party Vendor	Vendor Prices	$92.313	$92.313	Increase
Corporate Bonds	$1,204,197	Third-party Vendor	Vendor Prices	$89.000	$89.000	Increase
TCW Global Bond Fund
Common Stock	$11,159	Third-party Vendor	Vendor Prices	$32.438	$32.438	Increase
Residential Mortgage-Backed Securities — Non-Agency	$61,202	Third-party Vendor	Vendor Prices	$4.889	$4.889	Increase
Rights	$0	Third-party Vendor	Vendor Prices	$0	$0	Increase
TCW High Yield Bond Fund
Common Stock	$0	Third-party Vendor	Vendor Prices	$0	$0	Increase
Corporate Bonds	$187,035	Third-party Vendor	Vendor Prices	$89.000	$89.000	Increase
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non- Agency	$8,224	Third-party Vendor	Vendor Prices	$9.441-59.436	$53.151	Increase
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	$2,063,028	Third-party Vendor	Vendor Prices	$0.580-2.153	$1.473	Increase

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class-specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark-to-market

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2022, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Core Fixed Income Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$—	$—	$28,388	$28,388
Swap Agreements	—	—	2,748,280	2,748,280
Futures Contracts (2)	—	—	373,950	373,950
Forward Contracts	—	74,987	—	74,987

Total Value	$—	$74,987	$3,150,618	$3,225,605

Liability Derivatives
Forward Contracts	$—	$(76,664)	$—	$(76,664)
Written Options	—	—	(3,631,853)	(3,631,853)
Swap Agreements	—	—	(6,437,845)	(6,437,845)
Futures Contracts (2)	—	—	(353,843)	(353,843)

Total Value	$—	$(76,664)	$(10,423,541)	$(10,500,205)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$322,923	$—	$322,923
Futures Contracts	—	—	804,550	804,550
Investments (3)	—	—	784,387	784,387
Options Written	—	—	(4,574,050)	(4,574,050)
Swap Agreements	—	—	131,101	131,101

Net Realized Gain (Loss)	$—	$322,923	$(2,854,012)	$(2,531,089)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$(1,677)	$—	$(1,677)
Futures Contracts	—	—	(183,277)	(183,277)
Investments (4)	—	—	(1,192,109)	(1,192,109)
Options Written	—	—	(817,370)	(817,370)
Swap Agreements	—	—	(2,752,133)	(2,752,133)

Net Change in Appreciation (Depreciation)	$—	$(1,677)	$(4,944,889)	$(4,946,566)

Number of Contracts or Notional Amounts (5)
Forward Currency Contracts	$ —	$20,150,390	$ —	$20,150,390
Options Purchased	—	—	5,858	5,858
Options Written	—	—	980	980
Futures Contracts	—	—	161	161
Written Swaption	$ —	$ —	$79,680,000	$79,680,000
Swap Agreements	$ —	$ —	$183,331,667	$183,331,667

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Enhanced Commodity Strategy Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Swap Agreements	$6,7666	$—	$—	$6,7666

Total Value	$6,7666	$—	$—	$6,7666

Liability Derivatives
Swap Agreements	$(677,484)	$—	$—	$(677,484)

Total Value	$(677,484)	$—	$—	$(677,484)

Statement of Operations:
Net Realized Gain (Loss)
Swap Agreements	$4,551,634	$—	$—	$4,551,634

Net Realized Gain (Loss)	$4,551,634	$—	$—	$4,551,634

Net Change in Appreciation (Depreciation)
Swap Agreements	$(660,329)	$—	$—	$(660,329)

Net Change in Appreciation (Depreciation)	$(660,329)	$—	$—	$(660,329)

Notional Amounts (5)
Swap Agreements	$18,757,175	$ —	$ —	$18,757,175

TCW Global Bond Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$—	$64,954	$64,954
Forward Contracts	—	151,627	—	151,627

Total Value	$—	$151,627	$64,954	$216,581

Liability Derivatives
Forward Contracts	$—	$(180,671)	$—	$(180,671)
Options Written	—	—	(34,719)	(34,719)
Futures Contracts (2)	—	—	(19,765)	(19,765)

Total Value	$—	$(180,671)	$(54,484)	$(235,155)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$(455,734)	$—	$(455,734)
Futures Contracts	—	—	(67,401)	(67,401)

Net Realized Gain (Loss)	$—	$(455,734)	$(67,401)	$(523,135)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$(28,102)	$—	$(28,102)
Futures Contracts	—	—	67,136	67,136
Options Written	—	—	(30,339)	(30,339)

Net Change in Appreciation (Depreciation)	$—	$(28,102)	$36,797	$8,695

Number of Contracts or Notional Amounts (5)
Forward Currency Contracts	$ —	$22,706,910	$ —	$22,706,910
Futures Contracts	—	—	33	33
Swaptions Written	$ —	$ —	$1,460,000	$1,460,000

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Futures Contracts (2)	$—	$—	$578,667	$578,667
Forward Contracts	—	11,977	—	11,977

Total Value	$—	$11,977	$578,667	$590,644

Liability Derivatives
Forward Contracts	$—	$(9,173)	$—	$(9,173)

Total Value	$—	$(9,173)	$—	$(9,173)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$9,913	$—	$9,913
Futures Contracts	—	—	162,991	162,991

Net Realized Gain (Loss)	$—	$9,913	$162,991	$172,904

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$2,804	$—	$2,804
Futures Contracts	—	—	576,587	576,587

Net Change in Appreciation (Depreciation)	$—	$2,804	$576,587	$579,391

Number of Contracts or Notional Amounts (5)
Forward Currency Contracts	$ —	$537,600	$ —	$537,600
Futures Contracts	—	—	53	53

TCW Short Term Bond Fund

	Foreign Currency Risk	Interest Rate Risk	Equity Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$578	$—	$578
Futures Contracts (2)	—	—	133,264	133,264

Total Value	$—	$578	$133,264	$133,842

Liability Derivatives
Forward Contracts	$—	$(591)	$—	$(591)
Futures Contracts (2)	—	—	(1,160)	(1,160)

Total Value	$—	$(591)	$(1,160)	$(1,751)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$7,549	$—	$7,549
Futures Contracts	—	—	135,819	135,819

Net Realized Gain (Loss)	$—	$7,549	$135,819	$143,368

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$(13)	$—	$(13)
Futures Contracts	—	—	108,716	108,716

Net Change in Appreciation (Depreciation)	$—	$(13)	$108,716	$108,703

Number of Contracts or Notional Amounts (5)
Forward Currency Contracts	$ —	$353,803	$ —	$353,803
Futures Contracts	—	—	21	21

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Total Return Bond Fund

	Commodity Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$535,824	$—	$535,824

Total Value	$—	$535,824	$—	$535,824

Liability Derivatives
Forward Contracts	$—	$(108,000)	$—	$(108,000)
Futures Contracts (2)	—	—	(72,083,978)	(72,083,978)

Total Value	$—	$(108,000)	$(72,083,978)	$(72,191,978)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$348,548	$—	$348,548
Futures Contracts	—	—	(57,037,229)	(57,037,229)

Net Realized Gain (Loss)	$—	$348,548	$(57,037,229)	$(56,688,681)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$427,824	$—	$427,824
Futures Contracts	—	—	(71,090,253)	(71,090,253)

Net Change in Appreciation (Depreciation)	$—	$427,824	$(71,090,253)	$(70,662,429)

Number of Contracts or Notional Amounts (5)
Forward Currency Contracts	$ —	$26,381,981	$ —	$26,381,981
Futures Contracts	—	—	5,741	5,741

(1)	Represents purchased options, at value.
(2)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2022 is reported within the Statement of Assets and Liabilities

(3)	Represents realized gain (loss) for purchased options.
(4)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(5)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2022.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

For OTC derivatives, the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements.    Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2022:

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	$74,987	$(1,971,454)	$(1,896,467)	$1,220,000	$(676,467)

Total	$74,987	$(1,971,454)	$(1,896,467)	$1,220,000	$(676,467)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Credit Suisse International	$6,766	$(677,484)	$(670,718)	$670,718	(2)	$—

Total	$6,766	$(677,484)	$(670,718)	$670,718	(2)	$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Citibank N.A.	$5,796	$(35,577)	$(29,781)	$29,781	(2)	$—
Goldman Sachs & Co	52,906	(3,532)	49,374	—		49,374
State Street Bank & Trust Co.	92,925	(176,281)	(83,356)	—		(83,356)

Total	$151,627	$(215,390)	$(63,763)	$29,781	(2)	$(33,982)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW High Yield Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Goldman Sachs & Co.	$11,977	$(9,173)	$2,804	$—	$2,804

Total	$11,977	$(9,173)	$2,804	$—	$2,804

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Short Term Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	$578	$(591)	$(13)	$—	$(13)

Total	$578	$(591)	$(13)	$—	$(13)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Total Return Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Citibank N.A.	$535,824	$(108,000)	$427,824	$(270,000)	$157,824

Total	$535,824	$(108,000)	$427,824	$(270,000)	$157,824

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

Note 3 — Portfolio Investments

Mortgage-Backed Securities:    The Funds may invest in MBS which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. The Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit. CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. The Funds may invest in stripped MBS. Stripped MBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than

TCW Funds, Inc.

April 30, 2022

Note 3 — Portfolio Investments (Continued)

inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To Be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, TBA or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the MBS market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the counterparties may potentially be unable to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2022.

Repurchase Agreements:    The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2022.

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. There were no reverse repurchase agreements outstanding during the period ended April 30, 2022.

Securities Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2022.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund entered into forward foreign currency contracts during the period ended April 30, 2022 to hedge against the foreign currency exposure within the Funds. Outstanding foreign currency forward contracts at April 30, 2022 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made, and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may

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April 30, 2022

Note 3 — Portfolio Investments (Continued)

not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Core Fixed Income Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund utilized futures during the period ended April 30, 2022 to help manage interest rate duration of those Funds. Futures contracts outstanding at April 30, 2022 are listed on the Schedule of Investments.

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Swap Agreements:    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

The Funds may write (sell) and purchase put and call swaptions. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a new swap agreement, or to shorten, extend, cancel or modify an existing swap agreement, on a future date on specified terms. See “Swap Agreements” below. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the

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April 30, 2022

Note 3 — Portfolio Investments (Continued)

underlying agreement. During the period ended April 30, 2022, the TCW Core Fixed Income Fund and the TCW Global Bond Fund held written swaptions.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds (or other obligations of the reference entity with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2022, the TCW Core Fixed Income Fund entered into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

(interest rate risk); the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed Securities Risk:    Each Fund may invest in mortgage-backed securities. The values of some mortgage-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts

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April 30, 2022

Note 4 — Risk Considerations (Continued)

in the market’s perception of credit quality on securities backed by commercial and residential mortgage loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

MBS and ABS are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (pass-through, sequential pay, prepayment-protected, interest only, principal only, etc.), the security of the claim on the underlying assets (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.). In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity takeout), the borrower’s credit quality (e.g., FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Commodities Risk:    The TCW Enhanced Commodity Strategy Fund has exposure to commodity markets through its investments in total return swap agreements. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, and tariffs.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk:    The London Interbank Offer Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

on LIBOR. A Fund’s derivative investments may also reference LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, the ICE Benchmark Administration, in its capacity as administrator of USD LIBOR, announced it would extend publication of 1-month, 3-month, and 6-month USD LIBOR by 19 months to June 2023. It is expected that market participants will transition to the use of different alternative reference or benchmark rates. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate (“SOFR”), there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

The COVID-19 outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, imposed and in some cases continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets.

The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. It is difficult to assess what the longer-term impacts of an extended period of unprecedented economic dislocation and disruption will be on future economic developments, the health of certain markets, industries and businesses, and commercial and consumer behavior. The ongoing COVID-19 crisis and any other public health emergency that may arise in the future could have a significant adverse impact on the Funds’ investments and result in significant investment losses.

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April 30, 2022

Note 4 — Risk Considerations (Continued)

Bank Loan Risk:    There is a risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. A Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities. Bank loans are not registered and otherwise may not be treated as securities under the federal securities laws, meaning investors in loans have less protection against improper practices than investors in securities that are registered under or are otherwise subject to the protections of the securities laws.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2022, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$4,716,180	$(94,648,977)	$(89,932,797)	$2,067,313,330
TCW Enhanced Commodity Strategy Fund	58,738	(406,851)	(348,113)	32,188,671
TCW Global Bond Fund	272,971	(2,654,248)	(2,381,277)	22,804,206
TCW High Yield Bond Fund	402,464	(7,574,080)	(7,171,616)	77,841,798
TCW Short Term Bond Fund	289,488	(714,221)	(424,733)	12,833,578
TCW Total Return Bond Fund	196,081,758	(276,095,427)	(80,013,669)	5,456,062,980

At October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Enhanced Commodity Strategy Fund	$562,329	$—	$562,329
TCW High Yield Bond Fund	2,254,610	406,774	2,661,384
TCW Short Term Bond Fund	43,732	—	43,732

During the year ended October 31, 2021, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Core Fixed Income Fund	$44,348,481	$10,525,666	$6,135,591	$61,009,738
TCW Enhanced Commodity Strategy Fund	29,411	2,093	—	31,504
TCW Global Bond Fund	1,103,630	299,461	207,034	1,610,125
TCW High Yield Bond Fund	4,114,958	—	—	4,114,958
TCW Short Term Bond Fund	116,060	—	—	116,060
TCW Total Return Bond Fund	143,133,613	37,381,328	7,936,807	188,451,748

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

At October 31, 2021, the following Funds had net realized loss carryforwards for federal income tax purposes:

	No Expiration
	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Short Term Bond Fund	$55,095	$213,354	$268,449
TCW Total Return Bond Fund	75,452,721	—	75,452,721

The Funds did not have any unrecognized tax benefits at April 30, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2022. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.50%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.40%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70	% (1)
N Class	0.75	% (1)
TCW Global Bond Fund
I Class	0.60	% (1)
N Class	0.70	% (1)
TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Short Term Bond Fund
I Class	0.44	% (1)
TCW Total Return Bond Fund
I Class	0.49	% (1)
N Class	0.70	% (1)
P Class	0.44	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

TCW Funds, Inc.

April 30, 2022

Note 6 — Fund Management Fees and Other Expenses (Continued)

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2022 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$213,989,073	$106,201,877	$3,766,596,362	$3,895,717,411
TCW Enhanced Commodity Strategy Fund	16,203,381	2,914,459	2,356,693	257,425
TCW Global Bond Fund	8,670,164	20,972,436	18,945,726	21,378,380
TCW High Yield Bond Fund	41,679,160	68,790,937	—	—
TCW Short Term Bond Fund	3,591,362	4,491,050	29,721,764	28,891,347
TCW Total Return Bond Fund	167,974,705	348,529,592	10,591,757,142	11,491,863,086

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	19,925,780	$217,635,022	40,059,152	$468,851,971
Shares Issued upon Reinvestment of Dividends	1,005,551	11,239,628	4,179,662	49,203,339
Shares Redeemed	(25,177,416)	(279,430,334)	(29,229,681)	(341,390,653)

Net Increase (Decrease)	(4,246,085)	$(50,555,684)	15,009,133	$176,664,657

N Class	Shares	Amount	Shares	Amount
Shares Sold	2,662,851	$29,783,883	3,576,675	$41,843,125
Shares Issued upon Reinvestment of Dividends	110,741	1,234,454	568,214	6,678,123
Shares Redeemed	(2,806,778)	(31,452,765)	(5,004,587)	(58,357,681)

Net Decrease	(33,186)	$(434,428)	(859,698)	$(9,836,433)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	5,014,163	$55,541,516	75,065	$874,695
Shares Issued upon Reinvestment of Dividends	16,501	177,798	337	3,924
Shares Redeemed	(70,997)	(769,942)	(730)	(8,510)

Net Increase	4,959,667	$54,949,372	74,672	$870,109

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,703,481	$18,272,590	153,532	$947,024
Shares Issued upon Reinvestment of Dividends	91,628	541,285	3,538	18,500
Shares Redeemed	(124,360)	(881,592)	(2,235)	(13,351)

Net Increase	2,670,749	$17,932,283	154,835	$952,173

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,493,470	$10,636,096	73,674	$461,830
Shares Issued upon Reinvestment of Dividends	10,374	61,953	2,470	13,004
Shares Redeemed	(177,864)	(1,252,708)	(40,284)	(256,488)

Net Increase	1,325,980	$9,445,341	35,860	$218,346

TCW Global Bond Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	57,085	$571,369	1,544,800	$16,933,404
Shares Issued upon Reinvestment of Dividends	18,751	184,994	103,067	1,097,918
Shares Redeemed	(1,423,284)	(13,711,103)	(271,622)	(2,828,388)

Net Increase (Decrease)	(1,347,448)	$(12,954,740)	1,376,245	$15,202,934

N Class	Shares	Amount	Shares	Amount
Shares Sold	26,795	$266,894	245,971	$2,628,308
Shares Issued upon Reinvestment of Dividends	10,150	99,016	45,955	489,935
Shares Redeemed	(89,782)	(858,318)	(265,154)	(2,801,815)

Net Increase (Decrease)	(52,837)	$(492,408)	26,772	$316,428

TCW High Yield Bond Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	2,375,464	$15,873,916	7,898,749	$54,409,602
Shares Issued upon Reinvestment of Dividends	548,688	3,661,672	483,371	3,322,825
Shares Redeemed	(6,683,157)	(43,981,809)	(7,331,570)	(50,614,382)

Net Increase (Decrease)	(3,759,005)	$(24,446,221)	1,050,550	$7,118,045

N Class	Shares	Amount	Shares	Amount
Shares Sold	179,087	$1,190,867	1,243,245	$8,611,914
Shares Issued upon Reinvestment of Dividends	84,949	569,450	86,314	596,820
Shares Redeemed	(590,563)	(3,895,913)	(1,816,274)	(12,587,274)

Net Decrease	(326,527)	$(2,135,596)	(486,715)	$(3,378,540)

TCW Short Term Bond Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	243,204	$2,073,218	1,738,075	$14,995,761
Shares Issued upon Reinvestment of Dividends	27,977	238,006	11,244	96,996
Shares Redeemed	(1,157,678)	(9,774,951)	(543,340)	(4,686,568)

Net Increase (Decrease)	(886,497)	$(7,463,727)	1,205,979	$10,406,189

TCW Funds, Inc.

April 30, 2022

Note 9 — Capital Share Transactions (Continued)

TCW Total Return Bond Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	48,467,873	$475,878,945	188,016,709	$1,933,064,305
Shares Issued upon Reinvestment of Dividends	3,307,796	32,366,085	8,526,674	87,801,346
Shares Redeemed	(104,161,648)	(1,017,902,634)	(324,676,223)	(3,307,697,735)

Net Decrease	(52,385,979)	$(509,657,604)	(128,132,840)	$(1,286,832,084)

N Class	Shares	Amount	Shares	Amount
Shares Sold	5,047,527	$50,698,482	28,822,122	$305,072,756
Shares Issued upon Reinvestment of Dividends	769,887	7,767,986	3,127,881	33,277,305
Shares Redeemed	(13,815,688)	(139,309,843)	(124,781,438)	(1,317,534,077)

Net Decrease	(7,998,274)	$(80,843,375)	(92,831,435)	$(979,184,016)

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	75,973	$768,722	122,910	$1,278,533
Shares Issued upon Reinvestment of Dividends	600	5,848	1,263	13,045
Shares Redeemed	(20,019)	(199,883)	(68,186)	(695,600)

Net Increase	56,554	$574,687	55,987	$595,978

Note 10 — Affiliate Ownership

As of April 30, 2022, affiliates of the Funds and Advisor owned 40.22%, and 88.92% of the net assets of the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund, respectively.

Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Restricted securities held by the Funds at April 30, 2022 are listed below.

TCW Core Fixed Income Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Ruby Pipeline LLC, 8.00%, due 04/01/22	4/4/13	$1,499,659	$1,204,197	0.08%

TCW Enhanced Commodity Strategy Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
LB-UBS Commercial Mortgage Trust (06-C6 XCL) (I/O), 0.43%, due 09/15/39	7/15/16	$543	$42	0.00%

TCW Global Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Bank of America-First Union NB Commercial Mortgage (01-3-XC) (I/O), 1.30%, due 04/11/37	3/26/15	$0	$9,317	0.05%
Intelsat Jackson Holdings S. A., 6.50%, due 03/15/30	1/27/22	101,462	98,141	0.54%

		$101,462	$107,458	0.59%

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 11 — Restricted Securities (Continued)

TCW High Yield Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
Intelsat Jackson Holdings S. A., 6.50%, due 03/15/30	1/27/22	$1,686,812	$1,631,588	2.19%
Ruby Pipeline LLC, 8.00%, due 04/01/22	2/11/21-2/17/21	207,687	187,035	0.25%

		$1,894,499	$1,818,623	2.44%

TCW Short Term Bond Fund
Issuer Description	Acquisition Date	Acquisition Cost	Aggregate Value	Percentage of Net Assets
WFRBS Commercial Mortgage Trust (12-C8-XA) (I/O), 1.81%, due 08/15/45	3/31/21	$2,385	$12	0.00%

Note 12 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2022. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 14, 2022, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2021 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested

TCW Funds, Inc.

April 30, 2022

Note 13 — Liquidity Risk Management Program (Continued)

more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncement

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848)”. ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$11.56		$11.98	$11.41	$10.52	$10.99	$11.28

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.11	0.20	0.30	0.25	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1.22)		(0.09)	0.61	0.89	(0.45)	(0.15)

Total from Investment Operations	(1.15)		0.02	0.81	1.19	(0.20)	0.07

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.14)	(0.24)	(0.30)	(0.27)	(0.23)
Distributions from Net Realized Gain	(0.00	) (2)	(0.26)	—	—	—	(0.13)
Distributions from Return of Capital	—		(0.04)	—	—	—	—

Total Distributions	(0.08)		(0.44)	(0.24)	(0.30)	(0.27)	(0.36)

Net Asset Value per Share, End of period	$10.33		$11.56	$11.98	$11.41	$10.52	$10.99

Total Return	(9.99	)% (3)	0.19%	7.14%	11.48%	(1.87)%	0.68%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$1,270,756		$1,471,072	$1,344,787	$946,896	$975,741	$1,379,196

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.51	% (4)	0.51%	0.51%	0.51%	0.51%	0.51%

After Expense Reimbursement	0.49	% (4)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	1.30	% (4)	0.94%	1.66%	2.69%	2.34%	1.96%

Portfolio Turnover Rate	226.68	% (3)	469.87%	371.22%	214.76%	267.96%	287.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$11.53		$11.95	$11.38	$10.49	$10.96	$11.25

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.09	0.18	0.27	0.23	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1.21)		(0.09)	0.60	0.90	(0.46)	(0.15)

Total from Investment Operations	(1.15)		0.00	0.78	1.17	(0.23)	0.04

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.12)	(0.21)	(0.28)	(0.24)	(0.20)
Distributions from Net Realized Gain	(0.00	) (2)	(0.26)	—	—	—	(0.13)
Distributions from Return of Capital	—		(0.04)	—	—	—	—

Total Distributions	(0.07)		(0.42)	(0.21)	(0.28)	(0.24)	(0.33)

Net Asset Value per Share, End of period	$10.31		$11.53	$11.95	$11.38	$10.49	$10.96

Total Return	(10.02	)% (3)	0.00%	6.92%	11.27%	(2.10)%	0.41%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$199,476		$223,562	$241,938	$240,107	$270,477	$356,930

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.80	% (4)	0.80%	0.80%	0.81%	0.81%	0.79%

After Expense Reimbursement	0.65	% (4)	0.65%	0.67%	0.70%	0.72%	0.75%

Ratio of Net Investment Income to Average Net Assets	1.16	% (4)	0.78%	1.53%	2.48%	2.12%	1.69%

Portfolio Turnover Rate	226.68	% (3)	469.87%	371.22%	214.76%	267.96%	287.39%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying Notes to Financial Statements.

TCW Core Fixed Income Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	February 28, 2020 (Commencement of Operations) through October 31, 2020
Net Asset Value per Share, Beginning of period	$11.61		$12.06	$11.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.11	0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)		(0.11)	0.29

Total from Investment Operations	(1.15)		0.00	0.47

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.14)	(0.13)
Distributions from Net Realized Gain	(0.00	) (2)	(0.26)	—
Return of capital	—		(0.05)	—

Total distributions	(0.08)		(0.45)	(0.13)

Net Asset Value per Share, End of period	$10.38		$11.61	$12.06

Total Return	(9.93	)% (4)	(0.01)%	3.98	% (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$52,253		$867	$0.00(5)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.57	% (6)	7.54%	14,703.31	% (6)

After Expense Reimbursement	0.44	% (6)	0.44%	0.44	% (6)

Ratio of Net Investment Income to Average Net Assets	1.78	% (6)	0.97%	2.20	% (6)

Portfolio Turnover Rate	226.68	% (4)	469.87%	371.22	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(4)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(5)	Amount Rounds to less than $1,000.
(6)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$6.32		$4.36	$4.84	$5.01	$5.20	$5.15

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.05	0.10	0.17	0.11	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.42		2.02	(0.41)	(0.20)	(0.20)	0.10

Total from Investment Operations	1.45		2.07	(0.31)	(0.03)	(0.09)	0.22

Less Distributions:
Distributions from Net Investment Income	(0.31)		(0.09)	(0.15)	(0.14)	(0.10)	(0.11)
Distributions from Net Realized Gain	—		(0.02)	(0.02)	—	—	(0.06)

Total Distributions	(0.31)		(0.11)	(0.17)	(0.14)	(0.10)	(0.17)

Net Asset Value per Share, End of period	$7.46		$6.32	$4.36	$4.84	$5.01	$5.20

Total Return	24.33	% (2)	48.18%	(5.82)%	(0.96)%	(1.96)%	4.55%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$22,275		$1,983	$693	$740	$1,208	$758

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.16	% (3)	15.84%	16.92%	17.82%	11.53%	16.65%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	0.77	% (3)	0.84%	2.29%	3.45%	2.06%	2.31%

Portfolio Turnover Rate	35.55	% (2)	32.09%	54.50%	122.23%	75.52%	0.00%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$6.31		$4.35	$4.84	$5.01	$5.21	$5.15

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.04	0.10	0.17	0.11	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.43		2.03	(0.42)	(0.20)	(0.21)	0.11

Total from Investment Operations	1.46		2.07	(0.32)	(0.03)	(0.10)	0.23

Less Distributions:
Distributions from Net Investment Income	(0.31)		(0.09)	(0.15)	(0.14)	(0.10)	(0.11)
Distributions from Net Realized Gain	—		(0.02)	(0.02)	—	—	(0.06)

Total Distributions	(0.31)		(0.11)	(0.17)	(0.14)	(0.10)	(0.17)

Net Asset Value per Share, End of period	$7.46		$6.31	$4.35	$4.84	$5.01	$5.21

Total Return	24.49	% (2)	48.21%	(5.90)%	(1.16)%	(1.96)%	4.55%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$10,969		$911	$472	$504	$507	$517

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.24	% (3)	16.76%	17.60%	19.14%	12.59%	18.01%

After Expense Reimbursement	0.75	% (3)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of Net Investment Income to Average Net Assets	0.95	% (3)	0.82%	2.24%	3.57%	2.02%	2.26%

Portfolio Turnover Rate	35.55	% (2)	32.09%	54.50%	122.23%	75.52%	0.00%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$10.18		$10.66	$10.26	$9.45	$9.75	$9.88

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.20	0.25	0.24	0.19	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(1.33)		(0.20)	0.54	0.73	(0.43)	(0.07)

Total from Investment Operations	(1.21)		0.00	0.79	0.97	(0.24)	0.10

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.20)	(0.15)	(0.16)	(0.05)	(0.16)
Distributions from Net Realized Gain	(0.01)		(0.22)	(0.24)	—	(0.01)	(0.07)
Distributions from Return of Capital	—		(0.06)	—	—	—	—

Total Distributions	(0.09)		(0.48)	(0.39)	(0.16)	(0.06)	(0.23)

Net Asset Value per Share, End of period	$8.88		$10.18	$10.66	$10.26	$9.45	$9.75

Total Return	(12.00	)% (2)	(0.18)%	7.99%	10.42%	(2.54)%	1.07%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$9,263		$24,332	$10,822	$9,384	$8,505	$8,714

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.30	% (3)	1.15%	1.66%	1.79%	1.63%	1.60%

After Expense Reimbursement	0.60	% (3)	0.60%	0.60%	0.66%	1.00%	1.04%

Ratio of Net Investment Income to Average Net Assets	2.39	% (3)	1.87%	2.40%	2.48%	1.99%	1.75%

Portfolio Turnover Rate	92.58	% (2)	245.94%	228.14%	83.18%	102.42%	90.08%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Global Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$10.17		$10.66	$10.26	$9.45	$9.75	$9.88

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.19	0.24	0.24	0.19	0.17
Net Realized and Unrealized Gain (Loss) on Investments	(1.34)		(0.21)	0.55	0.72	(0.43)	(0.07)

Total from Investment Operations	(1.22)		(0.02)	0.79	0.96	(0.24)	0.10

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.19)	(0.15)	(0.15)	(0.05)	(0.16)
Distributions from Net Realized Gain	(0.01)		(0.22)	(0.24)	—	(0.01)	(0.07)
Distributions from Return of Capital	—		(0.06)	—	—	—	—

Total Distributions	(0.08)		(0.47)	(0.39)	(0.15)	(0.06)	(0.23)

Net Asset Value per Share, End of period	$8.87		$10.17	$10.66	$10.26	$9.45	$9.75

Total Return	(12.06	)% (2)	(0.38)%	7.93%	10.32%	(2.54)%	1.07%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$8,902		$10,742	$10,972	$8,282	$7,476	$7,679

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.71	% (3)	1.53%	1.94%	2.09%	1.92%	1.89%

After Expense Reimbursement	0.70	% (3)	0.70%	0.70%	0.74%	1.00%	1.04%

Ratio of Net Investment Income to Average Net Assets	2.40	% (3)	1.77%	2.29%	2.39%	1.99%	1.75%

Portfolio Turnover Rate	92.58	% (2)	245.94%	228.14%	83.18%	102.42%	90.08%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$6.89		$6.66	$6.49	$6.15	$6.37	$6.23

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.23	0.24	0.27	0.26	0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)		0.24	0.19	0.36	(0.17)	0.18

Total from Investment Operations	(0.44)		0.47	0.43	0.63	0.09	0.42

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.24)	(0.26)	(0.29)	(0.31)	(0.28)
Distributions from Net Realized Gain	(0.13)		—	—	—	—	—

Total Distributions	(0.28)		(0.24)	(0.26)	(0.29)	(0.31)	(0.28)

Net Asset Value per Share, End of period	$6.17		$6.89	$6.66	$6.49	$6.15	$6.37

Total Return	(6.70	)% (2)	7.18%	6.88%	10.44%	1.40%	6.80%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$62,942		$96,223	$85,990	$19,563	$7,749	$14,195

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.79	% (3)	0.76%	0.97%	1.68%	1.50%	1.22%

After Expense Reimbursement	0.55	% (3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of Net Investment Income to Average Net Assets	3.90	% (3)	3.36%	3.67%	4.18%	4.13%	3.85%
Portfolio Turnover Rate	45.56	% (2)	82.13%	111.34%	121.56%	104.21%	179.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW High Yield Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$6.93		$6.70	$6.54	$6.19	$6.42	$6.28

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.22	0.23	0.25	0.25	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)		0.23	0.18	0.38	(0.18)	0.18

Total from Investment Operations	(0.45)		0.45	0.41	0.63	0.07	0.41

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.22)	(0.25)	(0.28)	(0.30)	(0.27)
Distributions from Net Realized Gain	(0.13)		—	—	—	—	—

Total Distributions	(0.27)		(0.22)	(0.25)	(0.28)	(0.30)	(0.27)

Net Asset Value per Share, End of period	$6.21		$6.93	$6.70	$6.54	$6.19	$6.42

Total Return	(6.90	)% (2)	7.05%	6.61%	10.16%	1.04%	6.59%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$11,444		$15,048	$17,805	$9,923	$5,041	$6,934

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.23	% (3)	1.14%	1.47%	2.05%	1.98%	1.65%

After Expense Reimbursement	0.80	% (3)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment Income to Average Net Assets	3.67	% (3)	3.11%	3.46%	3.96%	3.90%	3.60%
Portfolio Turnover Rate	45.56	% (2)	82.13%	111.34%	121.56%	104.21%	179.87%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Short Term Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$8.60		$8.60	$8.59	$8.54	$8.62	$8.70

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.29	0.16	0.25	0.15	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		(0.19)	(0.01)	0.07	(0.04)	(0.01)

Total from Investment Operations	(0.16)		0.10	0.15	0.32	0.11	0.07

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.10)	(0.11)	(0.27)	(0.19)	(0.15)
Distributions from Return of Capital	—		—	(0.03)	—	—	—

Total Distributions	(0.11)		(0.10)	(0.14)	(0.27)	(0.19)	(0.15)

Net Asset Value per Share, End of period	$8.33		$8.60	$8.60	$8.59	$8.54	$8.62

Total Return	(1.83	)% (2)	1.16%	1.70%	3.83%	1.26%	0.75%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$10,118		$18,061	$7,698	$5,644	$7,280	$7,951

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.78	% (3)	2.77%	2.77%	3.37%	2.28%	1.65%

After Expense Reimbursement	0.44	% (3)	0.44%	0.44%	0.44%	0.44%	0.44%

Ratio of Net Investment Income to Average Net Assets	2.57	% (3)	3.35%	1.83%	2.94%	1.70%	0.96%

Portfolio Turnover Rate	252.25	% (2)	369.54%	191.22%	248.19%	199.55%	131.31%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$10.14		$10.46	$10.07	$9.46	$9.98	$10.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.21	0.26	0.34	0.31	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)		(0.25)	0.44	0.68	(0.48)	(0.20)

Total from Investment Operations	(1.00)		(0.04)	0.70	1.02	(0.17)	0.07

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.20)	(0.31)	(0.41)	(0.35)	(0.26)
Distributions from Net Realized Gain	—		(0.07)	—	—	—	(0.16)
Distributions from Return of Capital	—		(0.01)	—	—	—	—

Total Distributions	(0.11)		(0.28)	(0.31)	(0.41)	(0.35)	(0.42)

Net Asset Value per Share, End of period	$9.03		$10.14	$10.46	$10.07	$9.46	$9.98

Total Return	(9.98	)% (2)	(0.40)%	7.08%	10.82%	(1.67)%	0.72%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$3,324,783		$4,264,583	$5,737,736	$4,898,103	$5,587,668	$7,103,832

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.57	% (3)	0.52%	0.55%	0.62%	0.62%	0.61%

After Expense Reimbursement	0.49	% (3)	0.49%	0.49%	0.49%	0.49%	0.49%

Ratio of Net Investment Income to Average Net Assets	3.10	% (3)	2.07%	2.50%	3.47%	3.20%	2.73%

Portfolio Turnover Rate	193.45	% (2)	493.39%	269.04%	177.80%	241.76%	287.55%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$10.46		$10.78	$10.37	$9.76	$10.29	$10.65

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.19	0.23	0.32	0.29	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(1.20)		(0.25)	0.47	0.69	(0.49)	(0.21)

Total from Investment Operations	(1.05)		(0.06)	0.70	1.01	(0.20)	0.04

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.18)	(0.29)	(0.40)	(0.33)	(0.24)
Distributions from Net Realized Gain	—		(0.07)	—	—	—	(0.16)
Distributions from Return of Capital	—		(0.01)	—	—	—	—

Total Distributions	(0.10)		(0.26)	(0.29)	(0.40)	(0.33)	(0.40)

Net Asset Value per Share, End of period	$9.31		$10.46	$10.78	$10.37	$9.76	$10.29

Total Return	(10.14	)% (2)	(0.58)%	6.86%	10.46%	(1.96)%	0.41%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$654,676		$818,608	$1,844,170	$963,512	$1,121,741	$1,902,308

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.83	% (3)	0.81%	0.79%	0.88%	0.88%	0.88%

After Expense Reimbursement	0.70	% (3)	0.70%	0.73%	0.79%	0.79%	0.79%

Ratio of Net Investment Income to Average Net Assets	2.89	% (3)	1.83%	2.21%	3.16%	2.89%	2.42%

Portfolio Turnover Rate	193.45	% (2)	493.39%	269.04%	177.80%	241.76%	287.55%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

TCW Total Return Bond Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	February 28, 2020 (Commencement of Operations) through October 31, 2020
Net Asset Value per Share, Beginning of period	$10.19		$10.50	$10.33

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.22	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(1.16)		(0.24)	0.13

Total from Investment Operations	(1.00)		(0.02)	0.33

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.21)	(0.16)
Distributions from Net Realized Gain	—		(0.07)	—
Return of capital	—		(0.01)	—

Total distributions	(0.11)		(0.29)	(0.16)

Net Asset Value per Share, End of period	$9.08		$10.19	$10.50

Total Return	(9.90	)% (3)	(0.25)%	3.22	% (2)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$1,022		$571	$0	(4)

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.23	% (5)	6.69%	14,761.71	% (5)

After Expense Reimbursement	0.44	% (5)	0.44%	0.44	% (5)

Ratio of Net Investment Income to Average Net Assets	3.23	% (5)	2.13%	2.84	% (5)

Portfolio Turnover Rate	193.45	% (3)	493.39%	269.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2020 (Commencement of Operations) through October 31, 2020.
(3)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(4)	Amount Rounds to less than $1,000.
(5)	Annualized.

See accompanying Notes to Financial Statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022 (181 days).

Actual Expenses:    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2021 to April 30, 2022)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$900.10	0.49%	$2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$899.80	0.65%	$3.06
Hypothetical (5% return before expenses)	1,000.00	1,021.57	0.65%	3.26

Plan Class Shares
Actual	$1,000.00	$900.70	0.44%	$2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.44%	2.21

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$1,243.30	0.70%	$3.89
Hypothetical (5% return before expenses)	1,000.00	1,028.27	0.70%	3.52

N Class Shares
Actual	$1,000.00	$1,244.90	0.75%	$4.17
Hypothetical (5% return before expenses)	1,000.00	1,028.51	0.75%	3.77

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2021 to April 30, 2022)

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$880.00	0.60	% (1)	$2.80	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.82	0.60	% (1)	3.01	(1)

N Class Shares
Actual	$1,000.00	$879.40	0.70	% (1)	$3.26	(1)
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70	% (1)	3.51	(1)

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$933.00	0.55%		$2.64
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55%		2.76

N Class Shares
Actual	$1,000.00	$931.00	0.80%		$3.83
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%		4.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$981.70	0.44%		$2.16
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%		2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$900.20	0.49%		$2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%		2.46

N Class Shares
Actual	$1,000.00	$898.60	0.70%		$3.30
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%		3.51

Plan Class Shares
Actual	$1,000.00	$901.00	0.44%		$2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.44%		2.21

(1)	Does not include expenses of the underlying affiliated investments.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David Lippman

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TO COME

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

Paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tcw.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. You can call 1-800-FUND-TCW (1-800-386-3829), if you invest directly with the Funds, or contact your financial intermediary, if you invest though a financial intermediary, to inform the Funds or the financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held directly with TCW or through your financial intermediary.

TCW Funds, Inc.

To Our Valued Shareholders

David B. Lippman President, Chief Executive Officer and Director

Dear Valued Investors,

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2022. I would like to express our appreciation for your continued investment in the TCW Funds as well as welcome new shareholders to our Fund family. As of April 30, 2022, the TCW Funds held total assets of approximately $12.6 billion.

This report contains information outlining the performance and a list of portfolio holdings as of April 30, 2022 for the TCW Funds’ International fixed income and equity funds.

The International Markets

Emerging Markets (EM) has been under pressure since the beginning of the fiscal year for a number of reasons, including inflationary pressures and rising U.S. rates, the global growth slowdown, particularly with respect to China’s zero-COVID policies, and the ongoing Russia/Ukraine war and its impact on commodity price inflation and growth in Europe.

We believe these concerns are likely to persist in the near term. Inflation appears to be approaching peak levels in both emerging market countries and advanced economies (AE), but in our view, will remain sticky for a prolonged period of time. While there may be some reprieve in inflation in the near term due to the gradual normalization of supply chains, the war in Ukraine could still bring additional inflationary pressures that will have varying impacts depending on domestic monetary conditions. Additional Russia sanctions are also possible, putting upside pressure on energy prices, with continued constraints on fertilizer supply likely to result in additional food inflation.

In addition, rising U.S. inflation and the Fed’s hawkish stance has raised concerns about a potential recession. In our view, the Fed will continue to more aggressively remove excess monetary liquidity until the challenging inflation dynamics move lower.

As for China, short-term headwinds to growth are rising. Some are external (weaker global demand due to the Russia/Ukraine war, higher commodity prices). However, many of the growth headwinds are policy-induced, as officials maintain widespread lockdowns to contain COVID and remain determined to shift investment away from, and promote consolidation in, the property sector. Lockdowns and weak credit demand also impair the transmission of monetary and fiscal stimulus. In our base case, we forecast Chinese growth of 4.25%, with continued COVID lockdowns and weak property investment offset by greater fiscal and monetary support. In addition, we anticipate some easing of regulations on tech and property to help cushion the downturn in the latter. However, in the near term, we do not anticipate a material loosening of China’s zero-COVID policy, particularly not before the fall’s Party Congress, which continues to present downside risks to growth in the near term.

As for Russia/Ukraine, in our base case, the war rages on with multiple points of escalation as various third party-led diplomatic efforts fail to achieve tangible results. The absence of an internationally recognized peace agreement means that all main international sanctions against Russia are likely to remain in place indefinitely, deepening Russia’s economic isolation, and perpetuating global supply disruption for key sectors such as agriculture and metals.

While we see value in emerging markets relative to history and relative to developed markets, we believe that concerns about growth, inflation and the Russia/Ukraine war are likely to persist in the near term. As such, opportunities to add risk in a meaningful way may not present until the second half of the calendar year, as we watch for signs of stabilization in growth and a peak in inflation.

1

Letter to Shareholders (Continued)

We truly value our relationship with you and thank you for making the TCW Funds part of your long-term investment plan. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to further correspondence with you through our annual report later this year.

Sincerely,

David Lippman

President, Chief Executive Officer and Director

2

TCW Funds, Inc.

Performance Summary (Unaudited)

	NAV	Six Months Return as of April 30, 2022	Total Return Annualized as of April 30, 2022(1)			Since Inception		Inception Date
			1-Year	5-Year	10-Year
TCW Developing Markets Equity Fund
I Class	$9.50	(27.61)%	(28.32)%	1.35%	N/A	0.65%		06/30/15
N Class	$9.49	(27.69)%	(28.45)%	1.30%	N/A	0.61%		06/30/15
TCW Emerging Markets Income Fund
I Class	$6.62	(13.96)%	(14.99)%	(0.22)%	2.37%	7.70	%(2)	09/04/96
N Class	$8.54	(14.08)%	(15.15)%	(0.39)%	2.15%	5.85%		02/27/04
Plan Class	$6.61	(14.05)%	(15.05)%	N/A	N/A	(6.12)%		02/28/20
TCW Emerging Markets Local Currency Income Fund
I Class	$7.20	(13.23)%	(15.99)%	(1.97)%	(1.35)%	(0.35)%		12/14/10
N Class	$7.18	(13.17)%	(15.95)%	(1.98)%	(1.37)%	(0.37)%		12/14/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$9.93	(21.89)%	(22.13)%	1.58%	N/A	2.50%		06/28/13
N Class	$9.88	(22.01)%	(22.36)%	1.42%	N/A	2.36%		06/28/13

(1)	Past performance is not indicative of future performance.
(2)

Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

(3)	Inception date of the predecessor entity.

3

TCW Developing Markets Equity Fund

Schedule of Investments (Unaudited)

Issues	Shares	Value

COMMON STOCK — 91.2% of Net Assets

Argentina — 2.4% (Cost: $93,268)

MercadoLibre, Inc. (1)	130	$126,572

Brazil — 9.9%

BB Seguridade Participacoes S.A.	32,000	164,323

Gerdau S.A. (SP ADR)	4,700	26,649

JBS S.A.	6,400	48,916

Pet Center Comercio e Participacoes S.A.	22,000	67,659

Petroleo Brasileiro S.A. (SP ADR)	3,800	51,566

Raia Drogasil S.A.	26,300	111,154

Transmissora Alianca de Energia Eletrica S.A.	6,400	56,838

Total Brazil

(Cost: $519,817)		527,105

China — 21.5%

Alibaba Group Holding, Ltd. (1)	6,365	77,647

Aluminum Corp. of China, Ltd. — Class H (1)	112,000	53,530

BYD Co., Ltd.	2,300	66,941

China Coal Energy Co., Ltd. — Class H	100,200	84,364

China National Nuclear Power Co., Ltd.	48,600	52,606

Contemporary Amperex Technology Co., Ltd.	2,300	140,608

COSCO Shipping Holdings Co., Ltd. — Class H (1)	36,000	56,014

Country Garden Services Holdings Co., Ltd.	14,000	59,013

Dongyue Group, Ltd.	46,000	55,403

Galaxy Entertainment Group, Ltd. (1)	8,000	45,654

GD Power Development Co., Ltd.	116,300	53,321

Kingsoft Corp., Ltd.	9,000	27,644

Orient Overseas International, Ltd.	3,000	82,791

Ping An Insurance Group Co. of China, Ltd. — Class H	27,990	176,936

Sichuan Road & Bridge Co., Ltd.	35,600	56,147

Zhejiang Xinan Chemical Industrial Group Co., Ltd. — Class A	20,500	53,717

Total China

(Cost: $1,112,201)		1,142,336

Colombia — 0.7% (Cost: $41,527)

Bancolombia S.A. (SP ADR)	1,000	38,770

France — 2.2% (Cost: $80,645)

Hermes International	95	117,140

Great Britain — 1.0% (Cost: $53,394)

Mediclinic International PLC (1)	11,300	52,691

Hungary — 0.5% (Cost: $33,612)

OTP Bank PLC (1)	900	26,843

India — 9.7%

Adani Power, Ltd. (1)	7,200	26,406

Adani Wilmar, Ltd.	2,500	25,522

Apollo Hospitals Enterprise, Ltd.	1,900	109,668

Avenue Supermarts, Ltd. (1)	3,570	182,294

Issues	Shares	Value

India (Continued)

KPIT Technologies, Ltd.	6,900	$49,384

Persistent Systems, Ltd.	1,000	56,091

Tata Power Co., Ltd. (The)	21,400	67,051

Total India

(Cost: $423,982)		516,416

Indonesia — 3.1%

Adaro Energy Tbk PT	480,800	109,851

Bank Negara Indonesia Persero Tbk PT	81,000	51,163

Total Indonesia

(Cost: $136,458)		161,014

Malaysia — 1.1% (Cost: $56,978)

Public Bank BHD	54,200	58,257

Mexico — 2.2%

America Movil S.A.B. de C.V. — Class L	2,100	40,803

Banco del Bajio S.A.	12,100	29,763

Gentera S.A.B. de CV (1)	39,000	30,423

Regional SAB de CV	2,300	13,881

Total Mexico

(Cost: $118,826)		114,870

Philippines — 1.0% (Cost: $54,015)

Wilcon Depot, Inc.	100,000	53,635

Poland — 2.4%

Dino Polska S.A. (1)	700	45,227

PGE Polska Grupa Energetyczna S.A. (1)	24,000	53,445

Santander Bank Polska S.A.	500	30,410

Total Poland

(Cost: $133,677)		129,082

Qatar — 1.0% (Cost: $52,243)

Qatar Islamic Bank SAQ	8,100	54,471

Russia — 0.0%

Magnitogorsk Iron & Steel Works PJSC (2)	79,000	102

Yandex N.V. (1)(2)	3,100	140

Total Russia

(Cost: $225,147)		242

Saudi Arabia — 4.2%

Al Rajhi Bank	2,300	107,746

Rabigh Refining & Petrochemical Co. (1)	8,000	60,867

Saudi British Bank (The)	4,700	55,799

Total Saudi Arabia

(Cost: $209,763)		224,412

Singapore — 1.0% (Cost: $55,110)

Sembcorp Industries, Ltd.	25,500	54,475

South Africa — 5.9%

Clicks Group, Ltd.	4,900	96,294

See accompanying Notes to Financial Statements.

4

TCW Developing Markets Equity Fund

April 30, 2022

Issues	Shares	Value

South Africa (Continued)

Discovery, Ltd. (1)	6,000	$57,523

MultiChoice Group	6,500	53,138

Nedbank Group, Ltd.	7,500	104,576

Total South Africa

(Cost: $313,646)		311,531

South Korea — 3.3%

GS Holdings Corp.	1,300	44,906

Hyundai Steel Co.	1,100	38,097

KT Corp. (SP ADR) (1)	3,800	52,934

POSCO Holdings, Inc.	175	40,267

Total South Korea

(Cost: $176,531)		176,204

Taiwan — 12.4%

Alchip Technologies, Ltd.	1,900	55,661

Cathay Financial Holding Co., Ltd.	27,000	56,769

eMemory Technology, Inc.	1,000	42,027

Evergreen Marine Corp. Taiwan, Ltd.	11,000	52,876

Mega Financial Holding Co., Ltd.	75,000	105,435

Taiwan Semiconductor Manufacturing Co., Ltd.	14,400	260,390

Walsin Lihwa Corp.	16,000	24,319

Yang Ming Marine Transport Corp. (1)	13,800	57,573

Total Taiwan

(Cost: $499,903)		655,050

Turkey — 3.3%

Arcelik A.S. (1)	8,800	39,895

Eregli Demir ve Celik Fabrikalari TAS	15,500	35,015

Turk Hava Yollari AO (1)	13,600	37,772

Turkcell Iletisim Hizmetleri A.S.	17,100	24,909

Turkiye Sise ve Cam Fabrikalari A.S.	29,000	35,371

Total Turkey

(Cost: $158,460)		172,962

United Arab Emirates — 2.4%

Abu Dhabi Commercial Bank PJSC	19,100	52,798

First Abu Dhabi Bank PJSC	12,241	74,785

Total United Arab Emirates

(Cost: $122,699)		127,583

Total Common Stock

(Cost: $4,671,902)		4,841,661

PREFERRED STOCK — 2.5%

Brazil — 1.5% (Cost: $75,896)

Itau Unibanco Holding S.A., 4.44% (ADR)	16,300	78,077

South Korea — 1.0% (Cost: $53,283)

Hyundai Motor Co. 2.16%	700	53,002

Total Preferred Stock

(Cost: $129,179)		131,079

Issues	Shares	Value

MONEY MARKET INVESTMENTS — 16.1%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (3)	855,254	$855,254

Total Money Market Investments

(Cost: $855,254)		855,254

Total Investments (109.8%)

(Cost: $5,656,335)		5,827,994

Liabilities In Excess Of Other Assets (-9.8%)		(520,564)

Total Net Assets (100.0%)		$5,307,430

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
SP ADR	Sponsored American Depositary Receipt. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation. Sponsored ADRs are ADRs issued with the cooperation of the foreign corporation.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2022.

See accompanying Notes to Financial Statements.

5

TCW Developing Markets Equity Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets

Airlines	0.7%

Automobiles	2.3

Banks	16.7

Chemicals	2.0

Construction & Engineering	1.1

Consumer Finance	0.6

Diversified Telecommunication Services	1.0

Electric Utilities	3.3

Electrical Equipment	3.1

Entertainment	0.5

Food & Staples Retailing	8.1

Food Products	1.4

Health Care Providers & Services	3.1

Hotels, Restaurants & Leisure	0.9

Household Durables	0.7

IT Services	1.0

Independent Power and Renewable Electricity Producers	2.5

Industrial Conglomerates	1.5

Insurance	8.6

Interactive Media & Services	0.0

Internet & Direct Marketing Retail	3.9

Marine	4.7

Media	1.0

Metals & Mining	3.7

Multi-Utilities	1.0

Oil, Gas & Consumable Fuels	5.8

Real Estate Management & Development	1.1

Semiconductors & Semiconductor Equipment	6.7

Software	0.9

Specialty Retail	2.3

Textiles, Apparel & Luxury Goods	2.2

Wireless Telecommunication Services	1.3

Money Market Investments	16.1

Total	109.8%

See accompanying Notes to Financial Statements.

6

TCW Developing Markets Equity Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Airlines	$37,772	$—	$—	$37,772
Automobiles	—	66,941	—	66,941
Banks	211,670	593,028	—	804,698
Chemicals	109,119	—	—	109,119
Construction & Engineering	—	56,147	—	56,147
Consumer Finance	30,423	—	—	30,423
Diversified Telecommunication Services	52,934	—	—	52,934
Electric Utilities	110,283	67,051	—	177,334
Electrical Equipment	24,319	140,608	—	164,927
Entertainment	27,644	—	—	27,644
Food & Staples Retailing	207,449	227,521	—	434,970
Food Products	74,438	—	—	74,438
Health Care Providers & Services	52,691	109,668	—	162,359
Hotels, Restaurants & Leisure	—	45,654	—	45,654
Household Durables	39,895	—	—	39,895
IT Services	—	56,091	—	56,091
Independent Power and Renewable Electricity Producers	132,333	—	—	132,333
Industrial Conglomerates	35,371	44,907	—	80,278
Insurance	164,323	291,228	—	455,551
Interactive Media & Services	—	—	140	140
Internet & Direct Marketing Retail	126,572	77,647	—	204,219
Marine	—	249,254	—	249,254
Media	53,138	—	—	53,138
Metals & Mining	193,557	—	102	193,659
Multi-Utilities	54,475	—	—	54,475
Oil, Gas & Consumable Fuels	51,566	255,081	—	306,647
Real Estate Management & Development	—	59,013	—	59,013
Semiconductors & Semiconductor Equipment	—	358,078	—	358,078
Software	—	49,384	—	49,384
Specialty Retail	121,294	—	—	121,294
Textiles, Apparel & Luxury Goods	—	117,140	—	117,140
Wireless Telecommunication Services	65,712	—	—	65,712

Total Common Stock	1,976,978	2,864,441	242	4,841,661

Preferred Stock
Automobiles	53,002	—	—	53,002
Banks	78,077	—	—	78,077

Total Preferred Stock	131,079	—	—	131,079

Money Market Investments	855,254	—	—	855,254

Total Investments	$2,963,311	$2,864,441	$242	$5,827,994

See accompanying Notes to Financial Statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 94.7% of Net Assets

Angola — 1.7%

Angolan Government International Bond

8.25% (1)	05/09/28	$34,379,000	$33,158,546

8.75% (1)	04/14/32	48,645,000	46,154,376

9.13% (1)	11/26/49	13,690,000	12,144,125

Total Angola

(Cost: $89,255,561)			91,457,047

Argentina — 1.5%

Argentine Republic Government International Bond

1.13%	07/09/35	53,642,216	15,373,859

2.00%	01/09/38	96,632,818	34,937,596

2.50%	07/09/41	81,565,456	27,434,541

Total Argentina

(Cost: $91,493,074)			77,745,996

Bahrain — 3.4%

Bahrain Government International Bond

5.25% (1)	01/25/33	85,410,000	75,512,177

5.45% (2)	09/16/32	19,675,000	17,768,355

5.63% (1)	09/30/31	48,818,000	45,205,224

Oil and Gas Holding Co. BSCC (The)

7.50% (2)	10/25/27	28,425,000	30,031,012

8.38% (2)	11/07/28	8,594,000	9,469,333

Total Bahrain

(Cost: $189,789,312)			177,986,101

Brazil — 3.5%

Acu Petroleo Luxembourg Sarl

7.50% (1)	07/13/35	13,600,000	12,349,412

Brazilian Government International Bond

3.75%	09/12/31	19,500,000	16,832,400

4.50%	05/30/29	29,290,000	27,687,837

4.63%	01/13/28	26,225,000	25,592,846

CSN Resources S.A.

4.63% (1)	06/10/31	16,849,000	14,297,177

5.88% (1)	04/08/32	27,000,000	24,097,500

Globo Communicacoes Part

5.50% (1)	01/14/32	9,420,000	8,195,400

MC Brazil Downstream Trading Sarl

7.25% (1)	06/30/31	41,083,000	35,947,625

MV24 Capital B.V.

6.75% (1)	06/01/34	23,068,923	22,048,700

Total Brazil

(Cost: $204,648,582)			187,048,897

Chile — 3.5%

AES Andes S.A.

7.13% (USD 5-year Swap rate + 4.644%)(1)(3)	03/26/79	36,101,000	35,193,466

Issues	Maturity Date	Principal Amount	Value

Chile (Continued)

Chile Government International Bond

2.55%	01/27/32	$141,830,000	$123,704,126

2.55%	07/27/33	15,597,000	13,078,084

3.50%	01/31/34	15,250,000	13,901,900

Total Chile

(Cost: $209,953,496)			185,877,576

Colombia — 2.8%

AI Candelaria Spain S.A.

5.75% (1)	06/15/33	21,485,000	18,047,400

Banco Davivienda S.A.

6.65% (U.S. 10-year Treasury Constant Maturity Rate + 5.097%) (1)(3)(4)	04/23/31	5,201,000	4,682,148

Banco GNB Sudameris S.A.

7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%) (1)(3)	04/16/31	19,750,000	18,322,075

Colombia Government International Bond

3.13%	04/15/31	27,685,000	21,708,639

4.13%	02/22/42	33,065,000	23,178,565

Ecopetrol S.A.

5.88%	11/02/51	23,492,000	17,927,685

Gran Tierra Energy International Holdings, Ltd.

6.25% (2)	02/15/25	14,397,000	13,353,217

Gran Tierra Energy, Inc.

7.75% (2)	05/23/27	13,143,000	12,155,961

Millicom International Cellular S.A.

4.50% (2)	04/27/31	16,160,000	13,959,008

5.13% (2)	01/15/28	8,235,000	7,796,075

Total Colombia

(Cost: $169,112,818)			151,130,773

Costa Rica — 0.5% (Cost: $24,884,498)

Instituto Costarricense de Electricidad

6.75% (1)	10/07/31	25,074,000	25,091,673

Dominican Republic — 3.3%

Dominican Republic International Bond

4.50% (1)	01/30/30	42,801,000	36,958,235

4.88% (1)	09/23/32	100,989,000	85,065,878

5.50% (1)	02/22/29	19,025,000	17,822,620

6.00% (1)	02/22/33	36,650,000	33,331,251

Total Dominican Republic

(Cost: $191,951,249)			173,177,984

Ecuador — 1.6%

Ecuador Government International Bond

1.00% (1)	07/31/35	78,484,289	49,131,950

5.00% (2)	07/31/30	45,640,094	37,147,385

Total Ecuador

(Cost: $84,576,939)			$86,279,335

See accompanying Notes to Financial Statements.

8

TCW Emerging Markets Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Egypt — 3.1%

Egypt Government International Bond

6.59% (2)	02/21/28	$18,175,000	$15,221,563

7.05% (1)	01/15/32	65,322,000	50,624,550

7.30% (2)	09/30/33	27,479,000	20,712,296

7.60% (2)	03/01/29	42,705,000	36,512,775

7.63% (1)	05/29/32	32,774,000	25,686,622

Energean PLC

6.50% (1)	04/30/27	14,275,000	13,509,860

Total Egypt

(Cost: $193,929,561)			162,267,666

El Salvador — 0.5%

El Salvador Government International Bond

5.88% (2)	01/30/25	2,160,000	1,041,858

6.38% (2)	01/18/27	40,314,000	16,931,880

8.25% (2)	04/10/32	18,820,000	7,763,250

Total El Salvador

(Cost: $60,290,261)			25,736,988

Gabon — 0.6% (Cost: $35,521,369)

Gabon Government International Bond

6.63% (2)	02/06/31	36,213,000	32,778,469

Ghana — 0.9%

Ghana Government International Bond

7.88% (2)	02/11/35	46,967,000	27,898,398

8.88% (2)	05/07/42	31,940,000	18,924,450

Total Ghana

(Cost: $70,977,659)			46,822,848

Guatemala — 1.5%

Banco Industrial S.A.

4.88% (U.S. 5-year Treasury Constant Maturity Rate + 4.442%)(1)(3)	01/29/31	13,195,000	12,564,213

Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL

5.25% (1)	04/27/29	14,685,000	13,969,840

CT Trust

5.13% (1)	02/03/32	10,295,000	9,606,625

Guatemala Government Bond

3.70% (1)	10/07/33	28,470,000	24,602,564

4.65% (1)	10/07/41	21,150,000	18,183,237

Total Guatemala

(Cost: $86,739,533)			78,926,479

Hungary — 0.6%

Hungary Government International Bond

2.13% (1)	09/22/31	15,646,000	12,578,641

Issues	Maturity Date	Principal Amount	Value

Hungary (Continued)

3.13% (1)	09/21/51	$31,450,000	$21,893,131

Total Hungary

(Cost: $44,616,740)			34,471,772

India — 1.1%

Greenko Power II, Ltd.

4.30% (1)	12/13/28	12,835,000	11,330,738

India Airport Infra

6.25% (1)	10/25/25	12,475,000	11,913,625

India Green Power Holdings

4.00% (1)	02/22/27	8,920,000	7,745,236

JSW Steel, Ltd.

3.95% (1)	04/05/27	9,486,000	8,512,736

5.05% (1)	04/05/32	4,801,000	4,144,703

ReNew Wind Energy AP2 / ReNew Power Pvt, Ltd. other 9 Subsidiaries

4.50% (1)	07/14/28	14,082,000	12,304,148

Total India

(Cost: $62,101,080)			55,951,186

Indonesia — 5.3%

Freeport Indonesia PT

4.76% (1)	04/14/27	17,872,000	17,848,230

5.32% (1)	04/14/32	14,508,000	14,109,030

6.20% (1)	04/14/52	19,355,000	18,593,574

Indonesia Asahan Aluminium Persero PT

4.75% (1)	05/15/25	39,540,000	39,603,264

5.45% (1)	05/15/30	45,856,000	46,025,667

6.53% (1)	11/15/28	37,763,000	41,186,216

Perusahaan Penerbit SBSN Indonesia III

2.55% (2)	06/09/31	21,378,000	19,238,062

3.55% (1)	06/09/51	48,525,000	40,607,661

3.80% (1)	06/23/50	31,499,000	27,394,681

4.15% (2)	03/29/27	16,375,000	16,665,861

Total Indonesia

(Cost: $317,051,799)			281,272,246

Iraq — 1.6% (Cost: $83,263,082)

Iraq International Bond

5.80% (2)	01/15/28	86,641,750	83,948,058

Israel — 1.7%

Energean Israel Finance, Ltd.

5.88% (1)	03/30/31	57,882,700	52,253,608

Leviathan Bond, Ltd.

6.50% (1)	06/30/27	14,036,594	13,878,682

6.75% (1)	06/30/30	24,384,240	24,107,625

Total Israel

(Cost: $99,111,631)			90,239,915

See accompanying Notes to Financial Statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Ivory Coast — 0.4%

Ivory Coast Government International Bond

4.88% (1)	01/30/32	EUR	10,295,000	$9,142,657

6.88% (1)	10/17/40	EUR	15,332,000	13,714,356

Total Ivory Coast

(Cost: $27,274,406)				22,857,013

Kazakhstan — 1.6%

KazMunayGas National Co. JSC

3.50% (1)	04/14/33		$76,045,000	63,497,575

5.38% (2)	04/24/30		22,665,000	21,900,895

Total Kazakhstan

(Cost: $100,093,582)				85,398,470

Lebanon — 0.3% (Cost: $37,706,706)

Lebanon Government International Bond

8.25% (5)(6)	05/17/34		136,488,000	15,813,500

Mexico — 8.6%

America Movil SAB de CV

5.38% (1)	04/04/32		25,800,000	23,534,760

Banco Mercantil del Norte S.A.

5.88% (U.S. 5 year Treasury Constant Maturity Rate + 4.643%) (1)(3)(4)	12/31/99		19,250,000	17,279,762

7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%) (1)(3)(4)	06/27/29		34,094,000	32,723,421

BBVA Bancomer S.A.

5.13% (U.S. 5-year Treasury Constant Maturity Rate + 2.650%) (2)	01/18/33		11,061,000	10,318,807

Braskem Idesa SAPI

6.99% (1)	02/20/32		19,220,000	17,201,900

Cemex SAB de CV

5.13% (U.S. 5-year Treasury Constant Maturity Rate + 4.534%) (1)(3)(4)	06/08/26		20,140,000	18,573,108

Comision Federal de Electricidad

4.69% (1)	05/15/29		44,825,000	41,439,054

Electricidad Firme de Mexico Holdings SA de CV

4.90% (1)	11/20/26		24,805,000	22,155,826

Mexico Government International Bond

4.28%	08/14/41		42,256,000	35,313,339

Nemak SAB de CV

3.63% (1)	06/28/31		9,378,000	7,711,060

Petroleos Mexicanos

5.95%	01/28/31		84,560,000	71,287,040

6.50%	01/23/29		20,915,000	19,278,820

Issues	Maturity Date	Principal Amount	Value

Mexico (Continued)

6.63%	06/15/35	$97,401,000	$79,357,465

7.69%	01/23/50	39,750,000	31,124,250

United Mexican States

3.50%	02/12/34	22,350,000	18,950,565

4.40%	02/12/52	14,915,000	12,006,575

Total Mexico

(Cost: $516,085,385)			458,255,752

Morocco — 0.3% (Cost: $16,592,821)

OCP S.A.

3.75% (2)	06/23/31	18,688,000	15,882,931

Nigeria — 2.3%

Nigeria Government International Bond

6.13% (1)	09/28/28	45,476,000	38,982,027

7.38% (2)	09/28/33	39,555,000	31,572,801

7.63% (2)	11/28/47	13,565,000	9,665,063

7.70% (1)	02/23/38	54,570,000	41,132,137

Total Nigeria

(Cost: $144,401,237)			121,352,028

Oman — 3.6%

Oman Government International Bond

4.75% (2)	06/15/26	17,218,000	16,976,707

5.63% (2)	01/17/28	24,429,000	24,537,709

6.00% (2)	08/01/29	38,660,000	39,191,575

6.25% (1)	01/25/31	40,354,000	41,190,821

OQ SAOC

5.13% (2)	05/06/28	71,226,000	69,345,633

Total Oman

(Cost: $193,250,175)			191,242,445

Pakistan — 0.8%

Pakistan Government International Bond

6.00% (1)	04/08/26	25,615,000	21,014,546

6.88% (2)	12/05/27	28,043,000	23,028,379

Total Pakistan

(Cost: $53,561,837)			44,042,925

Panama — 3.8%

C&W Senior Financing DAC

6.88% (1)	09/15/27	23,362,000	22,719,545

Panama Government International Bond

2.25%	09/29/32	119,451,000	96,343,801

3.16%	01/23/30	50,284,000	45,836,255

3.87%	07/23/60	30,025,000	22,609,350

4.50%	01/19/63	18,125,000	15,084,310

Total Panama

(Cost: $235,948,287)			202,593,261

See accompanying Notes to Financial Statements.

10

TCW Emerging Markets Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Paraguay — 1.0%

Paraguay Government International Bond

2.74% (2)	01/29/33	$14,530,000	$11,868,013

3.85% (1)	06/28/33	14,550,000	12,937,860

5.60% (2)	03/13/48	33,757,000	30,644,690

Total Paraguay

(Cost: $63,444,320)			55,450,563

Peru — 3.0%

Cia de Minas Buenaventura SAA

5.50% (1)	07/23/26	13,598,000	12,499,112

Nexa Resources S.A.

5.38% (2)	05/04/27	11,138,000	10,748,170

6.50% (2)	01/18/28	5,786,000	5,803,937

Peruvian Government International Bond

2.78%	01/23/31	41,465,000	36,027,694

3.00%	01/15/34	68,451,000	57,276,374

3.30%	03/11/41	43,835,000	34,524,446

Total Peru

(Cost: $182,626,226)			156,879,733

Philippines — 1.6%

Philippine Government International Bond

1.95%	01/06/32	49,665,000	41,897,117

3.20%	07/06/46	52,255,000	41,252,782

Total Philippines

(Cost: $99,692,436)			83,149,899

Qatar — 5.4%

Qatar Energy

1.38% (2)	09/12/26	25,975,000	23,567,923

2.25% (1)	07/12/31	117,775,000	103,100,235

3.13% (1)	07/12/41	93,550,000	78,415,013

3.30% (1)	07/12/51	20,015,000	16,621,907

Qatar Government International Bond

3.75% (1)	04/16/30	65,144,000	65,953,154

Total Qatar

(Cost: $335,943,274)			287,658,232

Romania — 1.3%

Romanian Government International Bond

3.00% (1)	02/27/27	44,478,000	41,482,140

3.00% (1)	02/14/31	32,080,000	27,455,700

Total Romania

(Cost: $76,053,309)			68,937,840

Saudi Arabia — 6.4%

KSA Sukuk, Ltd.

2.25% (2)	05/17/31	19,175,000	17,113,688

SA Global Sukuk, Ltd.

1.60% (2)	06/17/26	49,724,000	45,751,052

Issues	Maturity Date	Principal Amount		Value

Saudi Arabia (Continued)

Saudi Arabian Oil Co.

2.88% (2)	04/16/24		$72,807,000	$72,006,123

4.25% (2)	04/16/39		19,225,000	18,379,100

Saudi Government International Bond

2.25% (1)	02/02/33		110,263,000	95,465,705

3.25% (2)	10/26/26		67,255,000	66,965,804

3.45% (2)	02/02/61		27,295,000	21,920,287

Total Saudi Arabia

(Cost: $364,328,070)				337,601,759

Senegal — 0.3% (Cost: $22,068,276)

Senegal Government International Bond

5.38% (1)	06/08/37	EUR	19,235,000	15,726,275

South Africa — 3.8%

Eskom Holdings SOC, Ltd.

4.31% (2)	07/23/27		$35,720,000	32,394,468

6.35% (2)	08/10/28		49,522,000	48,774,218

7.13% (2)	02/11/25		26,245,000	25,146,646

8.45% (2)	08/10/28		20,478,000	19,759,120

Prosus N.V.

4.19% (1)	01/19/32		14,485,000	12,280,383

Republic of South Africa Government International Bond

4.85%	09/30/29		24,700,000	22,714,120

7.30%	04/20/52		25,500,000	23,941,440

Sasol Financing USA LLC

5.50%	03/18/31		20,195,000	18,216,597

Total South Africa

(Cost: $220,497,206)				203,226,992

Sri Lanka — 0.4%

Sri Lanka Government International Bond

6.20% (2)	05/11/27		14,675,000	6,330,795

6.75% (2)	04/18/28		36,568,000	15,815,660

Total Sri Lanka

(Cost: $36,927,349)				22,146,455

Thailand — 0.9%

GC Treasury Centre Co.

5.20% (1)	03/30/52		20,375,000	19,225,768

Krung Thai Bank PCL

4.40% (U.S. 5-year Treasury Constant Maturity Rate + 3.530%) (2)(3)(4)	03/25/26		33,236,000	30,683,475

Total Thailand

(Cost: $53,618,732)				49,909,243

Turkey — 3.2%

Turkey Government International Bond

5.88%	06/26/31		58,013,000	48,286,976

6.13%	10/24/28		53,253,000	47,655,364

See accompanying Notes to Financial Statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Turkey (Continued)

8.60%	09/24/27	$73,035,000	$74,057,636

Total Turkey

(Cost: $173,936,391)			169,999,976

Ukraine — 0.8%

NPC Ukrenergo

6.88% (1)	11/09/26	30,065,000	9,771,125

Ukraine Government International Bond

7.25% (2)	03/15/33	21,228,000	6,888,486

7.38% (2)	09/25/32	14,545,000	4,702,399

7.75% (2)	09/01/27	69,805,000	23,559,187

Total Ukraine

(Cost: $134,705,269)			44,921,197

United Arab Emirates — 3.5%

Abu Dhabi Government International Bond

3.13% (2)	09/30/49	24,165,000	19,861,214

DP World Salaam

6.00% (U.S. 5-year Treasury Constant Maturity Rate + 5.750%) (2)(3)(4)	10/01/25	32,624,000	33,170,941

Galaxy Pipeline Assets Bidco, Ltd.

2.63% (1)	03/31/36	82,565,000	69,296,569

2.94% (1)	09/30/40	30,573,910	25,617,963

UAE International Government Bond

2.88% (1)	10/19/41	44,290,000	37,070,730

Total United Arab Emirates

(Cost: $210,834,997)			185,017,417

Uruguay — 1.8%

Uruguay Government International Bond

4.38%	01/23/31	64,105,534	66,018,443

4.98%	04/20/55	28,289,527	29,275,771

Total Uruguay

(Cost: $99,980,497)			95,294,214

Venezuela — 0.3%

Venezuela Government International Bond

8.25% (2)(5)(6)	10/13/24	60,057,200	5,104,862

9.25% (5)(6)	09/15/27	60,955,000	5,181,175

9.25% (2)(5)(6)	05/07/28	49,048,000	4,169,080

Total Venezuela

(Cost: $55,533,009)			14,455,117

Vietnam — 0.2% (Cost: $10,790,000)

Mong Duong Finance Holdings B.V.

5.13% (1)	05/07/29	11,070,000	9,873,333

Issues	Maturity Date	Principal Amount	Value

Zambia — 0.4% (Cost: $18,906,488)

Zambia Government International Bond

5.38% (2)	09/20/22	$25,975,000	$18,608,490

Total Fixed Income Securities

(Cost: $5,794,068,529)			5,024,506,069

PURCHASED OPTIONS (0.0%) (Cost: $5,796,107)			741,844

MONEY MARKET INVESTMENTS (4.1% )

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (7)		215,870,073	215,870,073

Total Money Market Investments

(Cost: $215,870,073)			215,870,073

Total Investments (98.8%)

(Cost: $6,015,734,709)			5,241,117,986

Excess Of Other Assets Over Liabilities (1.2%)			65,148,262

Total Net Assets (100.0%)			$5,306,266,248

See accompanying Notes to Financial Statements.

12

TCW Emerging Markets Income Fund

April 30, 2022

Purchased Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
CALL
U.S. Treasury 10-Year Future Option	124	5/20/22	$4,542,000	4,542,000	$283,875	$2,881,081	$(2,597,206)
U.S. Treasury 10-Year Future Option	127	5/20/22	14,655,000	14,655,000	457,969	2,915,026	(2,457,057)

					$741,844	$5,796,107	$(5,054,263)

Forward Currency Exchange Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Standard Chartered Bank	IDR	442,867,413,098	05/17/22	$30,818,887	$30,535,104	$(283,783)

SELL (9)
Bank of America, N.A.	IDR	133,317,427,298	05/17/22	$9,280,712	$9,192,055	$88,657
Goldman Sachs & Co.	EUR	36,438,332	07/01/22	40,800,000	38,550,480	2,249,520
Morgan Stanley & Co.	EUR	3,615,000	07/01/22	3,956,047	3,824,543	131,504
Standard Chartered Bank	IDR	309,549,985,800	05/17/22	21,559,408	21,343,050	216,358

				$75,596,167	$72,910,128	$2,686,039

Credit Default Swaps — Buy Protection
Notional Amount (10)	Expiration Date	Counterparty	Reference Entity	Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation (Depreciation)	Premium (Received)	Value (11)
OTC Swaps
$42,527,114	6/20/27	Morgan Stanley & Co.	Chile Government International Bond 3.24 2/06/2028	1.0%	Quarterly	$297,714	$(213,855)	$83,859
34,309,662	6/20/27	Barclays Capital Inc.	United Mexican States 4.15 3/28/2027	1.0%	Quarterly	263,961	334,818	598,779

						$561,675	$ 120,963	$ 682,638

See accompanying Notes to Financial Statements.

13

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

EUR	Euro Currency.
IDR	Indonesian Rupiah.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $2,332,341,192 or 44.0% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2022, the value of these securities amounted to $1,321,475,594 or 24.9% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2022.
(4)	Perpetual maturity.
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(8)	Fund buys foreign currency, sells U.S. Dollar.
(9)	Fund sells foreign currency, buys U.S. Dollar.
(10)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
(11)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

See accompanying Notes to Financial Statements.

14

TCW Emerging Markets Income Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Auto Parts & Equipment	0.1%
Banks	2.4
Beverages	0.3
Building Materials	0.3
Chemicals	1.3
Commercial Services	0.6
Electric	5.7
Engineering & Construction	0.2
Foreign Government Bonds	56.6
Internet	0.2
Iron & Steel	1.0
Media	0.2
Mining	3.9
Oil & Gas	17.6
Pipelines	2.4
Purchased Options	0.0 *
Telecommunications	1.5
Transportation	0.4
Money Market Investments	4.1

Total	98.8%

*	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

15

TCW Emerging Markets Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Auto Parts & Equipment	$—	$7,711,061	$—	$7,711,061
Banks	—	126,573,902	—	126,573,902
Beverages	—	13,969,840	—	13,969,840
Building Materials	—	18,573,108	—	18,573,108
Chemicals	—	70,527,196	—	70,527,196
Commercial Services	—	33,170,941	—	33,170,941
Electric	—	300,979,051	—	300,979,051
Engineering & Construction	—	11,913,625	—	11,913,625
Foreign Government Bonds	—	2,971,629,931	30,268,617	3,001,898,548
Internet	—	12,280,383	—	12,280,383
Iron & Steel	—	51,052,117	—	51,052,117
Media	—	8,195,400	—	8,195,400
Mining	—	206,417,200	—	206,417,200
Oil & Gas	—	936,267,640	—	936,267,640
Pipelines	—	125,311,345	—	125,311,345
Telecommunications	—	77,616,012	—	77,616,012
Transportation	—	22,048,700	—	22,048,700

Total Fixed Income Securities	—	4,994,237,452	30,268,617	5,024,506,069

Purchased Options	741,844	—	—	741,844

Money Market Investments	215,870,073	—	—	215,870,073

Total Investments	$216,611,917	$4,994,237,452	$30,268,617	$5,241,117,986

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	2,686,039	—	2,686,039
Swap Agreements
Credit Risk	—	682,638	—	682,638

Total	$216,611,917	$4,997,606,129	$30,268,617	$5,244,486,663

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(283,783)	$—	$(283,783)

Total	$—	$(283,783)	$—	$(283,783)

See accompanying Notes to Financial Statements.

16

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Maturity Date	Principal Amount		Value

FIXED INCOME SECURITIES — 90.6% of Net Assets

Brazil — 8.4%

Brazil Notas do Tesouro Nacional, Series F

10.00%	01/01/23	BRL	21,839,000	$4,327,410

10.00%	01/01/25	BRL	21,053,000	4,177,090

10.00%	01/01/27	BRL	11,000,000	2,065,610

10.00%	01/01/29	BRL	17,265,000	3,160,358

10.00%	01/01/31	BRL	5,730,000	932,997

Total Brazil

(Cost: $14,142,542)				14,663,465

Chile — 1.6%

Bonos de la Tesoreria de la Republica

1.50%	03/01/26	CLP	948,611,145	1,110,466

2.00%	03/01/35	CLP	112,547,085	130,461

Bonos de la Tesoreria de la Republica en pesos

2.50%	03/01/25	CLP	245,000,000	254,435

5.00%	03/01/35	CLP	295,000,000	300,371

5.00% (1)	10/01/28	CLP	510,000,000	544,116

5.80% (1)	06/01/24	CLP	430,000,000	502,100

Total Chile

(Cost: $3,418,173)				2,841,949

China — 8.2%

Agricultural Development Bank of China

2.25%	04/22/25	CNY	23,590,000	3,539,181

China Development Bank

4.88%	02/09/28	CNY	7,450,000	1,242,132

China Government Bond

2.85%	06/04/27	CNY	1,700,000	260,172

2.89%	11/18/31	CNY	10,700,000	1,628,784

3.27%	11/19/30	CNY	35,750,000	5,605,252

3.28%	12/03/27	CNY	13,100,000	2,050,436

Total China

(Cost: $14,454,106)				14,325,957

Colombia — 4.3%

Colombian TES (Treasury) Bond, Series B

6.00%	04/28/28	COP	5,734,600,000	1,187,215

7.00%	06/30/32	COP	13,851,900,000	2,783,845

7.50%	08/26/26	COP	12,237,400,000	2,840,681

7.75%	09/18/30	COP	2,880,000,000	628,957

Total Colombia

(Cost: $8,677,364)				7,440,698

Czech Republic — 3.6%

Czech Republic Government Bond

0.95% (1)	05/15/30	CZK	19,490,000	650,742

1.00% (1)	06/26/26	CZK	47,750,000	1,763,211

1.25%	02/14/25	CZK	14,220,000	550,557

1.75%	06/23/32	CZK	24,700,000	848,101

Issues	Maturity Date	Principal Amount		Value

Czech Republic (Continued)

2.00%	10/13/33	CZK	53,120,000	$1,827,577

2.40% (1)	09/17/25	CZK	15,880,000	628,329

Total Czech Republic

(Cost: $7,842,440)				6,268,517

Egypt — 0.9%

Egypt Government Bond

14.06%	01/12/26	EGP	12,043,000	627,142

14.48%	04/06/26	EGP	18,800,000	1,010,091

Total Egypt

(Cost: $1,958,626)				1,637,233

Hungary — 3.2%

Hungary Government Bond

1.00%	11/26/25	HUF	623,520,000	1,415,595

2.50%	10/24/24	HUF	340,000,000	855,077

2.75%	12/22/26	HUF	261,000,000	604,422

3.00%	10/27/27	HUF	76,840,000	175,829

3.00%	10/27/38	HUF	108,420,000	191,900

3.25%	10/22/31	HUF	435,450,000	915,137

6.00%	11/24/23	HUF	477,780,000	1,320,157

Total Hungary

(Cost: $7,476,255)				5,478,117

Indonesia — 10.0%

Indonesia Treasury Bond

6.13%	05/15/28	IDR	21,800,000,000	1,463,904

6.50%	06/15/25	IDR	24,183,000,000	1,704,003

6.50%	02/15/31	IDR	27,730,000,000	1,846,818

7.00%	09/15/30	IDR	12,873,000,000	887,089

7.50%	08/15/32	IDR	28,026,000,000	1,991,418

7.50%	06/15/35	IDR	33,870,000,000	2,373,639

8.38%	03/15/24	IDR	14,903,000,000	1,083,518

8.38%	09/15/26	IDR	25,594,000,000	1,900,527

8.38%	03/15/34	IDR	15,833,000,000	1,189,577

9.00%	03/15/29	IDR	38,822,000,000	2,992,323

Total Indonesia

(Cost: $16,992,623)				17,432,816

Malaysia — 7.7%

Malaysia Government Bond

3.48%	03/15/23	MYR	1,890,000	437,780

3.73%	06/15/28	MYR	9,636,000	2,151,417

3.76%	05/22/40	MYR	3,750,000	739,491

3.89%	08/15/29	MYR	6,750,000	1,491,558

3.90%	11/16/27	MYR	14,540,000	3,303,103

3.90%	11/30/26	MYR	4,400,000	1,010,242

3.96%	09/15/25	MYR	7,577,000	1,751,752

4.18%	07/15/24	MYR	5,630,000	1,312,436

See accompanying Notes to Financial Statements.

17

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount		Value

Malaysia (Continued)

Malaysia Government Investment Issue

3.47%	10/15/30	MYR	5,670,000	$1,203,743

Total Malaysia

(Cost: $14,666,614)				13,401,522

Mexico — 10.2%

Mexican Udibonos

4.50%	12/04/25	MXN	37,868,395	1,888,899

Mexico Government Bond (BONOS)

5.75%	03/05/26	MXN	52,945,900	2,319,310

7.50%	06/03/27	MXN	46,275,500	2,128,013

7.75%	05/29/31	MXN	68,676,400	3,088,141

8.50%	05/31/29	MXN	58,044,300	2,762,355

8.50%	11/18/38	MXN	48,784,800	2,262,529

10.00%	12/05/24	MXN	54,349,800	2,721,951

10.00%	11/20/36	MXN	12,770,500	669,046

Total Mexico

(Cost: $19,258,550)				17,840,244

Peru — 2.3%

Peru Government Bond

5.35%	08/12/40	PEN	3,885,000	743,613

Peruvian Government International Bond

5.94%	02/12/29	PEN	1,570,000	370,839

6.15%	08/12/32	PEN	4,567,000	1,042,417

6.35% (1)	08/12/28	PEN	2,110,000	515,168

6.90% (1)	08/12/37	PEN	3,200,000	741,974

6.95% (1)	08/12/31	PEN	2,136,000	524,179

Total Peru

(Cost: $4,807,644)				3,938,190

Poland — 6.5%

Republic of Poland Government Bond

1.25%	10/25/30	PLN	14,080,000	2,151,217

2.50%	07/25/27	PLN	14,243,000	2,630,362

2.50%	07/25/26	PLN	14,614,000	2,777,668

2.50%	04/25/24	PLN	9,688,000	2,023,573

2.75%	10/25/29	PLN	4,301,000	763,598

4.00%	10/25/23	PLN	4,800,000	1,046,511

Total Poland

(Cost: $14,816,297)				11,392,929

Romania — 3.1%

Romania Government Bond

3.25%	06/24/26	RON	5,400,000	1,008,206

3.25%	04/29/24	RON	4,165,000	838,999

4.15%	01/26/28	RON	3,355,000	623,004

4.25%	06/28/23	RON	1,415,000	295,997

4.75%	02/24/25	RON	2,275,000	464,110

5.00%	02/12/29	RON	4,070,000	775,049

Issues	Maturity Date	Principal Amount		Value

Romania (Continued)

5.85%	04/26/23	RON	6,340,000	$1,352,724

Total Romania

(Cost: $6,326,856)				5,358,089

South Africa — 11.6%

South Africa Government Bond

6.25%	03/31/36	ZAR	71,377,526	3,075,966

7.00%	02/28/31	ZAR	43,100,000	2,225,476

8.00%	01/31/30	ZAR	103,321,003	5,855,635

8.25%	03/31/32	ZAR	83,135,000	4,580,868

8.50%	01/31/37	ZAR	42,311,852	2,211,733

8.88%	02/28/35	ZAR	17,802,065	981,473

10.50%	12/21/26	ZAR	18,000,000	1,231,961

Total South Africa

(Cost: $22,380,572)				20,163,112

Thailand — 8.5%

Thailand Government Bond

0.75%	06/17/24	THB	53,328,000	1,533,395

1.00%	06/17/27	THB	136,553,000	3,738,088

1.59%	12/17/35	THB	23,500,000	559,852

1.60%	12/17/29	THB	51,440,000	1,394,512

2.00%	12/17/31	THB	83,473,000	2,291,566

2.13%	12/17/26	THB	17,700,000	514,751

2.88%	12/17/28	THB	128,920,000	3,843,920

3.30%	06/17/38	THB	31,910,000	899,350

Total Thailand

(Cost: $16,560,315)				14,775,434

Uruguay — 0.5% (Cost: $913,585)

Uruguay Government International Bond

3.88%	07/02/40	UYU	32,636,187	896,737

Total Fixed Income Securities

(Cost: $174,692,562)				157,855,009

		Shares

MONEY MARKET INVESTMENTS — 4.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29% (2)			7,627,979	7,627,979

Total Money Market Investments

(Cost: $7,627,979)				7,627,979

See accompanying Notes to Financial Statements.

18

TCW Emerging Markets Local Currency Income Fund

April 30, 2022

Issues	Maturity Date	Principal Amount		Value

SHORT TERM INVESTMENTS — 2.2%

FOREIGN GOVERNMENT BONDS — 2.2%

Brazil — 2.0% (Cost: $3,307,703)

Brazil Letras do Tesouro Nacional Bills

0.00% (3)	01/01/23	BRL	18,541,000	$3,446,532

Egypt — 0.2% (Cost: $330,079)

Egypt Treasury Bills

0.00% (3)	09/27/22	EGP	6,350,000	326,704

Total Short Term Investments

(Cost: $3,637,782)				3,773,236

Total Investments (97.2%)

(Cost: $185,958,323)				169,256,224

Excess Of Other Assets Over Liabilities (2.8%)				4,895,564

Total Net Assets (100.0%)				$174,151,788

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America, N.A.	HUF	72,930,000	05/31/22	$214,059	$202,607	$(11,452)
Bank of America, N.A.	MXN	9,698,488	05/24/22	470,000	473,286	3,286
Bank of America, N.A.	RON	3,122,000	06/03/22	696,875	662,718	(34,157)
Barclays Capital	MYR	14,228,250	07/21/22	3,335,111	3,265,420	(69,691)
Barclays Capital	PLN	5,348,205	05/09/22	1,334,000	1,204,505	(129,495)
Barclays Capital	THB	102,761,241	07/18/22	3,046,291	3,004,832	(41,459)
BNP Paribas S.A.	CZK	19,204,851	06/10/22	809,000	819,878	10,878
BNP Paribas S.A.	EUR	1,814,000	06/06/22	2,000,743	1,916,497	(84,246)
BNP Paribas S.A.	HUF	419,690,550	05/31/22	1,250,504	1,165,946	(84,558)
BNP Paribas S.A.	PLN	4,124,385	05/09/22	998,660	928,881	(69,779)
JP Morgan Chase Bank	BRL	4,399,272	06/06/22	837,000	878,791	41,791
JP Morgan Chase Bank	CZK	19,794,474	06/10/22	876,521	845,050	(31,471)
JP Morgan Chase Bank	EUR	295,000	06/06/22	323,137	311,669	(11,468)
Morgan Stanley & Co.	CLP	1,310,000,000	05/24/22	1,631,992	1,529,152	(102,840)
Morgan Stanley & Co.	PLN	12,587,000	05/09/22	3,147,183	2,834,804	(312,379)

				$20,971,076	$20,044,036	$(927,040)

SELL (5)
Bank of America, N.A.	PLN	6,380,000	05/09/22	$1,567,760	$1,436,884	$130,876
Bank of America, N.A.	RON	1,772,000	06/03/22	393,899	376,149	17,750
Bank of America, N.A.	ZAR	54,665,700	07/20/22	3,525,000	3,427,816	97,184
Barclays Capital	EUR	3,512,750	06/06/22	3,889,919	3,711,232	178,687
Barclays Capital	PLN	2,807,000	05/09/22	656,168	632,184	23,984
Barclays Capital	THB	14,105,811	07/18/22	416,000	412,467	3,533
BNP Paribas S.A.	BRL	1,517,250	06/06/22	312,581	303,083	9,498
BNP Paribas S.A.	MXN	9,698,488	05/24/22	466,075	473,286	(7,211)
BNP Paribas S.A.	PLN	11,951,893	05/09/22	2,790,827	2,691,767	99,060

See accompanying Notes to Financial Statements.

19

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts (Continued)

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (Continued)
Goldman Sachs & Co.	HUF	176,932,800	05/31/22	$528,000	$491,539	$36,461
JP Morgan Chase Bank	BRL	2,882,022	06/06/22	572,000	575,708	(3,708)
JP Morgan Chase Bank	EUR	1,650,000	06/06/22	1,734,374	1,743,231	(8,857)
JP Morgan Chase Bank	HUF	119,976,000	05/31/22	345,312	333,306	12,006
JP Morgan Chase Bank	MXN	34,622,250	07/26/22	1,675,000	1,669,328	5,672
JP Morgan Chase Bank	PLN	2,057,489	05/09/22	475,500	463,381	12,119
JP Morgan Chase Bank	RON	1,350,000	06/03/22	296,307	286,569	9,738
JP Morgan Chase Bank	ZAR	7,129,176	07/20/22	481,701	447,035	34,666
Morgan Stanley & Co.	EUR	928,000	06/06/22	1,014,061	980,435	33,626
Morgan Stanley & Co.	HUF	195,711,750	05/31/22	585,000	543,708	41,292
Morgan Stanley & Co.	PLN	2,053,209	05/09/22	475,500	462,417	13,083
Standard Chartered Bank	CLP	385,731,500	05/24/22	473,000	450,261	22,739
Standard Chartered Bank	ZAR	4,910,612	07/20/22	332,000	307,920	24,080

				$23,005,984	$22,219,706	$786,278

Notes to the Schedule of Investments:

BRL	Brazilian Real.
CLP	Chilean Peso.
CNY	Chinese Yuan.
COP	Colombian Peso.
CZK	Czech Koruna.
EGP	Egyptian Pound.
EUR	Euro Currency.
HUF	Hungarian Forint.
IDR	Indonesian Rupiah.
MXN	Mexican Peso.
MYR	Malaysian Ringgit.
PEN	Peruvian Nuevo Sol.
PLN	Polish Zloty.
RON	Romanian New Leu.
THB	Thai Baht.
UYU	Uruguayan Peso.
ZAR	South African Rand.
(1)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2022, the value of these securities amounted to $5,869,819 or 3.4% of net assets.
(2)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(3)	Security is not accruing interest.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying Notes to Financial Statements.

20

TCW Emerging Markets Local Currency Income Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Banks	2.7%
Foreign Government Bonds	87.9
Short Term Investments	2.2
Money Market Investments	4.4

Total	97.2%

See accompanying Notes to Financial Statements.

21

TCW Emerging Markets Local Currency Income Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$4,781,313	$—	$4,781,313
Foreign Government Bonds	—	153,073,696	—	153,073,696

Total Fixed Income Securities	—	157,855,009	—	157,855,009

Money Market Investments	7,627,979	—	—	7,627,979
Short Term Investments	—	3,773,236	—	3,773,236

Total Investments	$7,627,979	$161,628,245	$—	$169,256,224

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	862,009	—	862,009

Total	$7,627,979	$162,490,254	$—	$170,118,233

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,002,771)	$—	$(1,002,771)

Total	$—	$(1,002,771)	$—	$(1,002,771)

See accompanying Notes to Financial Statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2022

Issues	Maturity Date	Principal Amount	Value

FIXED INCOME SECURITIES — 45.1% of Net Assets

Angola — 1.0%

Angolan Government International Bond

8.25% (1)	05/09/28	$275,000	$265,238

8.75% (1)	04/14/32	300,000	284,640

Total Angola

(Cost: $577,915)			549,878

Argentina — 0.5%

Argentine Republic Government International Bond

2.00%	01/09/38	466,364	168,614

2.50%	07/09/41	421,094	141,635

Total Argentina

(Cost: $328,077)			310,249

Bahrain — 1.7%

Bahrain Government International Bond

5.25% (1)	01/25/33	400,000	353,645

5.45% (2)	09/16/32	200,000	180,619

5.63% (1)	09/30/31	200,000	185,199

Oil and Gas Holding Co. BSCC (The)

7.50% (2)	10/25/27	250,000	264,125

Total Bahrain

(Cost: $1,017,413)			983,588

Brazil — 2.0%

Acu Petroleo Luxembourg Sarl

7.50% (1)	07/13/35	250,000	227,011

Brazilian Government International Bond

4.50%	05/30/29	200,000	189,060

CSN Resources S.A.

4.63% (1)	06/10/31	200,000	169,710

5.88% (1)	04/08/32	200,000	178,500

Globo Communicacoes Part

5.50% (1)	01/14/32	200,000	174,000

MV24 Capital B.V.

6.75% (1)	06/01/34	180,614	172,626

Total Brazil

(Cost: $1,238,635)			1,110,907

Chile — 1.5%

AES Andes S.A.

7.13% (USD 5-Year Swap rate + 4.644%) (1)(3)	03/26/79	200,000	194,972

Chile Government International Bond

2.55%	01/27/32	325,000	283,465

2.55%	07/27/33	250,000	209,625

3.50%	01/31/34	200,000	182,320

Total Chile

(Cost: $966,398)			870,382

Issues	Maturity Date	Principal Amount	Value

Colombia — 1.5%

Banco GNB Sudameris S.A.

7.50% (U.S. 5-year Treasury Constant Maturity Rate + 6.660%) (1)(3)	04/16/31	$150,000	$139,155

Colombia Government International Bond

3.13%	04/15/31	350,000	274,445

Ecopetrol S.A.

5.88%	11/02/51	120,000	91,577

Gran Tierra Energy, Inc.

7.75% (2)	05/23/27	200,000	184,980

Millicom International Cellular S.A.

4.50% (2)	04/27/31	200,000	172,760

Total Colombia

(Cost: $944,744)			862,917

Costa Rica — 0.4% (Cost: $198,214)

Instituto Costarricense de Electricidad

6.75% (1)	10/07/31	200,000	200,141

Dominican Republic — 1.4%

Dominican Republic International Bond

4.88% (1)	09/23/32	595,000	501,185

5.50% (1)	02/22/29	150,000	140,520

6.00% (1)	02/22/33	150,000	136,417

Total Dominican Republic

(Cost: $885,906)			778,122

Ecuador — 0.7%

Ecuador Government International Bond

1.00% (1)	07/31/35	559,964	350,543

5.00% (2)	07/31/30	82,233	66,931

Total Ecuador

(Cost: $428,166)			417,474

Egypt — 1.3%

Egypt Government International Bond

6.59% (2)	02/21/28	200,000	167,500

7.05% (1)	01/15/32	200,000	155,000

7.30% (2)	09/30/33	275,000	207,281

Energean PLC

6.50% (1)	04/30/27	200,000	189,280

Total Egypt

(Cost: $836,866)			719,061

El Salvador — 0.2%

El Salvador Government International Bond

5.88% (2)	01/30/25	35,000	16,882

6.38% (2)	01/18/27	135,000	56,700

8.25% (2)	04/10/32	95,000	39,188

Total El Salvador

(Cost: $251,904)			112,770

See accompanying Notes to Financial Statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Gabon — 0.3% (Cost: $184,207)

Gabon Government International Bond

6.63% (2)	02/06/31	$200,000	$181,032

Ghana — 0.2% (Cost: $117,059)

Ghana Government International Bond

7.88% (2)	02/11/35	200,000	118,800

Guatemala — 0.4%

Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL

5.25% (1)	04/27/29	40,000	38,052

Guatemala Government Bond

4.65% (1)	10/07/41	200,000	171,946

Total Guatemala

(Cost: $234,622)			209,998

Hungary — 0.3% (Cost: $196,000)

Hungary Government International Bond

2.13% (1)	09/22/31	200,000	160,791

India — 1.3%

Greenko Power II, Ltd.

4.30% (1)	12/13/28	200,000	176,560

India Airport Infra

6.25% (1)	10/25/25	250,000	238,750

JSW Steel, Ltd.

5.05% (1)	04/05/32	200,000	172,660

ReNew Wind Energy AP2 / ReNew Power Pvt, Ltd. other 9 Subsidiaries

4.50% (1)	07/14/28	200,000	174,750

Total India

(Cost: $853,542)			762,720

Indonesia — 2.6%

Freeport Indonesia PT

5.32% (1)	04/14/32	200,000	194,500

Indonesia Asahan Aluminium Persero PT

4.75% (1)	05/15/25	225,000	225,360

5.45% (1)	05/15/30	200,000	200,740

6.53% (1)	11/15/28	250,000	272,663

Perusahaan Penerbit SBSN Indonesia III

2.55% (2)	06/09/31	200,000	179,980

3.55% (1)	06/09/51	200,000	167,368

3.80% (1)	06/23/50	250,000	217,425

Total Indonesia

(Cost: $1,614,046)			1,458,036

Iraq — 0.6% (Cost: $360,998)

Iraq International Bond

5.80% (2)	01/15/28	375,000	363,341

Israel — 0.8%

Energean Israel Finance, Ltd.

5.88% (1)	03/30/31	309,300	279,220

Issues	Maturity Date	Principal Amount		Value

Israel (Continued)

Leviathan Bond, Ltd.

6.75% (1)	06/30/30		$164,000	$162,140

Total Israel

(Cost: $488,420)				441,360

Ivory Coast — 0.2% (Cost: $131,398)

Ivory Coast Government International Bond

6.88% (1)	10/17/40	EUR	100,000	89,449

Kazakhstan — 0.6% (Cost: $399,000)

KazMunayGas National Co. JSC

3.50% (1)	04/14/33		$400,000	334,000

Lebanon — 0.2% (Cost: $231,890)

Lebanon Government International Bond

8.25% (4),(5)	05/17/34		848,000	98,249

Mexico — 4.1%

America Movil SAB de CV

5.38% (1)	04/04/32		200,000	182,440

Banco Mercantil del Norte S.A.

5.88% (U.S. 5- year Treasury Constant Maturity Rate + 4.643%) (1)(3)(6)	12/31/99		200,000	179,530

7.50% (U.S. 10-year Treasury Constant Maturity Rate + 5.470%) (1)(3)(6)	06/27/29		200,000	191,960

Comision Federal de Electricidad

4.69% (1)	05/15/29		200,000	184,893

Electricidad Firme de Mexico Holdings SA de CV

4.90% (1)	11/20/26		200,000	178,640

Mexico Government International Bond

4.28%	08/14/41		400,000	334,280

Petroleos Mexicanos

5.95%	01/28/31		255,000	214,974

6.50%	01/23/29		225,000	207,398

6.63%	06/15/35		434,000	353,601

7.69%	01/23/50		185,000	144,855

United Mexican States

3.50%	02/12/34		200,000	169,580

Total Mexico

(Cost: $2,604,148)				2,342,151

Nigeria — 1.1%

Nigeria Government International Bond

6.13% (1)	09/28/28		400,000	342,880

7.70% (1)	02/23/38		350,000	263,813

Total Nigeria

(Cost: $753,271)				606,693

See accompanying Notes to Financial Statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2022

Issues	Maturity Date	Principal Amount	Value

Oman — 1.6%

Oman Government International Bond

6.00% (2)	08/01/29	$200,000	$202,750

6.25% (1)	01/25/31	300,000	306,221

OQ SAOC

5.13% (2)	05/06/28	400,000	389,440

Total Oman

(Cost: $933,060)			898,411

Pakistan — 0.3% (Cost: $241,445)

Pakistan Government International Bond

6.88% (2)	12/05/27	235,000	192,978

Panama — 1.6%

C&W Senior Financing DAC

6.88% (1)	09/15/27	200,000	194,500

Panama Government International Bond

2.25%	09/29/32	400,000	322,622

3.16%	01/23/30	400,000	364,619

Total Panama

(Cost: $1,030,051)			881,741

Paraguay — 0.3% (Cost: $183,284)

Republic Of Paraguay

2.74%	01/29/33	200,000	163,359

Peru — 1.7%

Cia de Minas Buenaventura SAA

5.50% (1)	07/23/26	200,000	183,838

Nexa Resources S.A.

5.38% (2)	05/04/27	200,000	193,000

Peruvian Government International Bond

2.78%	01/23/31	75,000	65,165

3.00%	01/15/34	430,000	359,802

3.30%	03/11/41	240,000	189,024

Total Peru

(Cost: $1,140,062)			990,829

Philippines — 0.9%

Philippine Government International Bond

1.95%	01/06/32	200,000	168,719

3.20%	07/06/46	400,000	315,780

Total Philippines

(Cost: $583,928)			484,499

Qatar — 2.5%

Qatar Energy

1.38% (2)	09/12/26	200,000	181,466

2.25% (1)	07/12/31	200,000	175,080

3.13% (1)	07/12/41	525,000	440,063

Qatar Government International Bond

3.75% (1)	04/16/30	600,000	607,453

Total Qatar

(Cost: $1,596,442)			1,404,062

Issues	Maturity Date	Principal Amount		Value

Romania — 0.6% (Cost: $384,167)

Romanian Government International Bond

3.00% (1)	02/27/27		$388,000	$361,866

Saudi Arabia — 3.4%

KSA Sukuk, Ltd.

2.25% (2)	05/17/31		200,000	178,500

SA Global Sukuk, Ltd.

1.60% (2)	06/17/26		400,000	368,040

Saudi Arabian Oil Co.

2.88% (2)	04/16/24		400,000	395,600

4.25% (2)	04/16/39		200,000	191,200

Saudi Government International Bond

2.25% (1)	02/02/33		300,000	259,740

3.25% (2)	10/26/26		200,000	199,140

3.45% (2)	02/02/61		425,000	341,312

Total Saudi Arabia

(Cost: $2,044,551)				1,933,532

Senegal —0.1% (Cost: $94,170)

Senegal Government International Bond

5.38% (1)	06/08/37	EUR	100,000	81,759

South Africa — 2.3%

Eskom Holdings SOC, Ltd.

4.31% (2)	07/23/27		$200,000	181,380

6.35% (2)	08/10/28		200,000	196,980

8.45% (2)	08/10/28		200,000	192,979

Prosus N.V.

4.19% (1)	01/19/32		200,000	169,560

Republic of South Africa Government International Bond

4.85%	09/30/29		200,000	183,920

7.30%	04/20/52		200,000	187,776

Sasol Financing USA LLC

5.50%	03/18/31		200,000	180,407

Total South Africa

(Cost: $1,423,760)				1,293,002

Sri Lanka — 0.1% (Cost: $119,250)

Sri Lanka Government International Bond

6.20% (2)	05/11/27		200,000	86,280

Thailand — 0.7%

GC Treasury Centre Co.

5.20% (1)	03/30/52		200,000	188,719

Krung Thai Bank PCL

4.40% (U.S. 5-year Treasury Constant Maturity Rate + 3.530%) (2)(3)(6)	03/25/26		200,000	184,640

Total Thailand

(Cost: $406,174)				373,359

See accompanying Notes to Financial Statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Maturity Date	Principal Amount	Value

Turkey — 1.1%

Turkey Government International Bond

5.88%	06/26/31	$400,000	$332,939

6.13%	10/24/28	325,000	290,838

Total Turkey

(Cost: $644,704)			623,777

Ukraine — 0.3%

NPC Ukrenergo

6.88% (1)	11/09/26	200,000	65,000

Ukraine Government International Bond

7.38% (2)	09/25/32	220,000	71,126

7.75% (2)	09/01/27	100,000	33,750

Total Ukraine

(Cost: $533,776)			169,876

United Arab Emirates — 1.5%

Abu Dhabi Government International Bond

1.63% (2)	06/02/28	400,000	362,240

Galaxy Pipeline Assets Bidco, Ltd.

2.63% (1)	03/31/36	400,000	335,719

2.94% (1)	09/30/40	196,522	164,666

Total United Arab Emirates

(Cost: $981,531)			862,625

Uruguay — 0.8%

Uruguay Government International Bond

4.38%	01/23/31	180,829	186,225

4.98%	04/20/55	265,830	275,097

Total Uruguay

(Cost: $515,158)			461,322

Venezuela — 0.2%

Venezuela Government International Bond

9.25% (4)(5)	09/15/27	550,000	46,750

9.25% (2)(4)(5)	05/07/28	787,000	66,895

Total Venezuela

(Cost: $413,470)			113,645

Zambia — 0.2% (Cost: $145,800)

Zambia Government International Bond

5.38% (2)	09/20/22	200,000	143,280

Total Fixed Income Securities

(Cost: $29,257,622)			25,602,311

		Shares

COMMON STOCK—49.3%

Argentina — 1.3% (Cost: $390,051)

MercadoLibre, Inc. (7)		750	730,222

Issues	Shares	Value

Brazil — 5.6%

BB Seguridade Participacoes S.A.	199,500	$1,024,451

Gerdau S.A.	2,900	16,443

JBS S.A.	42,900	327,887

Pet Center Comercio e Participacoes S.A. (7)	162,000	498,215

Petroleo Brasileiro S.A. (SP ADR)	26,100	354,177

Raia Drogasil S.A.	138,500	585,357

Transmissora Alianca de Energia Eletrica S.A.	39,000	346,355

Total Brazil

(Cost: $3,082,870)		3,152,885

China — 11.3%

Alibaba Group Holding, Ltd. (7)	29,400	358,651

Aluminum Corp. of China, Ltd. — Class H (7)	648,000	309,706

BYD Co., Ltd.	13,000	378,363

China Coal Energy Co., Ltd. — Class H	581,900	489,935

China National Nuclear Power Co., Ltd.	282,800	306,113

Contemporary Amperex Technology Co., Ltd.	13,384	818,218

COSCO Shipping Holdings Co., Ltd. — Class H (7)	264,500	411,543

Country Garden Services Holdings Co., Ltd.	67,000	282,421

Dongyue Group, Ltd.	272,000	327,600

Galaxy Entertainment Group, Ltd. (7)	37,000	211,151

GD Power Development Co., Ltd.	675,900	309,886

Kingsoft Corp., Ltd.	53,000	162,793

Orient Overseas International, Ltd.	17,200	474,670

Ping An Insurance Group Co. of China, Ltd. — Class H	145,700	921,028

Sichuan Road & Bridge Co., Ltd.	200,000	315,434

Zhejiang Xinan Chemical Industrial Group Co., Ltd. — Class A	119,460	313,022

Total China

(Cost: $6,177,084)		6,390,534

Colombia — 0.4% (Cost: $269,927)

Bancolombia S.A. (SP ADR)	6,500	252,005

France — 1.3% (Cost: $399,975)

Hermes International	600	739,834

Great Britain — 0.5% (Cost: $307,130)

Mediclinic International PLC (7)	65,000	303,090

See accompanying Notes to Financial Statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2022

Issues	Shares	Value

Hungary — 0.3% (Cost: $194,949)

OTP Bank PLC (7)	5,220	$155,687

India — 4.9%

Adani Power, Ltd. (7)	41,600	152,566

Adani Wilmar, Ltd.	14,800	151,093

Apollo Hospitals Enterprise, Ltd.	18,200	1,050,507

Avenue Supermarts, Ltd. (7)	20,405	1,041,937

Tata Power Co., Ltd. (The)	124,300	389,458

Total India

(Cost: $2,117,318)		2,785,561

Indonesia — 1.7%

Adaro Energy Tbk PT	2,939,800	671,671

Bank Negara Indonesia Persero Tbk PT	471,000	297,507

Total Indonesia

(Cost: $801,388)		969,178

Malaysia —0.6% (Cost: $361,434)

Public Bank BHD	344,100	369,855

Mexico — 0.9%

America Movil SAB de CV — Class L	12,500	242,875

Banco del Bajio S.A. (7)	48,500	119,298

Gentera S.A.B. de CV (7)	110,000	85,808

Regional SAB de CV	14,700	88,718

Total Mexico

(Cost: $560,515)		536,699

Poland — 1.4%

Dino Polska S.A. (7)	4,700	303,668

PGE Polska Grupa Energetyczna S.A. (7)	140,000	311,763

Santander Bank Polska S.A.	2,500	152,051

Total Poland

(Cost: $788,509)		767,482

Qatar — 0.6% (Cost: $299,191)

Qatar Islamic Bank SAQ	47,000	316,065

Russia — 0.0%

Magnitogorsk Iron & Steel Works PJSC (5)	580,000	747

Yandex NV (5), (7)	24,400	1,100

Total Russia

(Cost: $1,370,247)		1,847

Saudi Arabia — 2.3%

Al Rajhi Bank	13,700	641,792

Rabigh Refining & Petrochemical Co.(7)	48,000	365,198

Saudi British Bank (The)	25,000	296,805

Total Saudi Arabia

(Cost: $1,211,048)		1,303,795

Singapore — 0.6% (Cost: $321,368)

Sembcorp Industries, Ltd.	148,700	317,666

Issues	Shares	Value

South Africa — 3.7%

Clicks Group, Ltd.	34,500	$677,992

Discovery, Ltd. (7)	41,000	393,076

MultiChoice Group	38,000	310,655

Nedbank Group, Ltd.	53,000	739,000

Total South Africa

(Cost: $2,132,598)		2,120,723

South Korea — 1.9%

GS Holdings Corp.	9,300	321,255

Hyundai Steel Co.	6,600	228,583

KT Corp. (SP ADR) (7)	22,300	310,639

POSCO Holdings, Inc.	1,000	230,096

Total South Korea

(Cost: $1,092,062)		1,090,573

Taiwan — 6.8%

Alchip Technologies, Ltd.	14,900	436,501

Cathay Financial Holding Co., Ltd.	200,000	420,512

eMemory Technology, Inc.	5,700	239,553

Evergreen Marine Corp. Taiwan, Ltd.	90,000	432,624

Mega Financial Holding Co., Ltd.	498,000	700,092

Taiwan Semiconductor Manufacturing Co., Ltd.	60,990	1,102,861

Walsin Lihwa Corp.	97,000	147,431

Yang Ming Marine Transport Corp. (7)	84,800	353,779

Total Taiwan

(Cost: $3,144,888)		3,833,353

Turkey — 1.9%

Arcelik A.S.	51,200	232,116

Eregli Demir ve Celik Fabrikalari TAS	110,000	248,492

Turk Hava Yollari AO (7)	83,000	230,518

Turkcell Iletisim Hizmetleri A.S.	100,000	145,665

Turkiye Sise ve Cam Fabrikalari A.S.	177,000	215,889

Total Turkey

(Cost: $981,024)		1,072,680

United Arab Emirates — 1.3%

Abu Dhabi Commercial Bank PJSC	121,000	334,484

First Abu Dhabi Bank PJSC	67,277	411,020

Total United Arab Emirates

(Cost: $721,739)		745,504

Total Common Stock

(Cost: $26,725,315)		27,955,238

PREFERRED STOCK — 1.3%

Brazil — 0.8% (Cost: $424,271)

Itau Unibanco Holding S.A., 3.19% (ADR)	91,700	439,243

See accompanying Notes to Financial Statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Issues	Shares	Value

South Korea — 0.5% (Cost: $312,085)

Hyundai Motor Co. 2.16%	4,100	$310,438

Total Preferred Stock

(Cost: $736,356)		749,681

MONEY MARKET INVESTMENTS — 7.4%

State Street Institutional U.S. Government Money Market Fund — Premier Class, 0.29%(8)	4,224,179	4,224,179

Total Money Market Investments

(Cost: $4,224,179)		4,224,179

Purchased Options(9) (0.0%) (Cost: $27,046)		3,469

Total Investments (103.1%) (Cost: $60,970,518)		58,534,878

Liabilities In Excess Of Other Assets (-3.1%)		(1,763,832)

Total Net Assets (100.0%)		$56,771,046

Purchased Options — Exchange Traded

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation (Depreciation)
CALL
U.S. Treasury 10-Year Future Option	$127	5/20/22	69,000	$69,000	$2,156	$13,725	$(11,569)
U.S. Treasury 10-Year Future Option	$124	5/20/22	21,000	21,000	1,313	13,321	(12,008)

					$3,469	$27,046	$(23,577)

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Standard Chartered Bank	IDR	2,836,281,600	05/17/22	$197,376	$195,558	$(1,818)
State Street Bank and Trust	IDR	4,486,506,587	05/09/22	310,638	309,478	(1,160)

				$508,014	$505,036	$(2,978)

SELL (11)
Bank of America, N.A.	IDR	811,093,600	05/17/22	$56,463	55,924	$539
Goldman Sachs & Co.	EUR	178,619	07/01/22	200,000	188,973	11,027
Standard Chartered Bank	IDR	2,025,188,000	05/17/22	141,050	139,634	1,416

				$397,513	$384,531	$12,982

See accompanying Notes to Financial Statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2022

Credit Default Swaps — Buy Protection

Notional Amount (12)	Expiration Date	Counterparty & Reference Entity		Fixed Deal Pay Rate	Payment Frequency	Unrealized Appreciation/ (Depreciation)	Premium Paid (Received)	Value (13)
OTC Swaps
$185,654	6/20/27	Morgan Stanley	Chile Government International Bond 3.24 2/06/2028	1.0%	Quarterly	$1,278	$(912)	$366
134,000	6/20/27	Barclays Capital Inc.	United Mexican States 4.15 3/28/2027	1.0%	Quarterly	1,061	1,278	2,339

						$2,339	$366	$2,705

Notes to the Schedule of Investments:

ADR	American Depositary Receipt. ADRs are receipts typically issued by a U.S. bank or trust company, evidencing ownership of underlying securities issued by a foreign corporation.
PJSC	Private Joint-Stock Company.
EUR	Euro Currency.
IDR	Indonesian Rupiah.
USD	U.S. Dollar.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2022, the value of these securities amounted to $12,352,496 or 21.8% of net assets. These securities are determined to be liquid by the Fund’s investment advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Investments issued under Regulation S of the Securities Act of 1933, as amended, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2022, the value of these securities amounted to $6,553,095 or 11.5% of net assets.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2022.
(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3. Security is valued using significant unobservable inputs.
(6)	Perpetual maturity.
(7)	Non-income producing security.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2022.
(9)	See options table for description of purchased options.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.
(12)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(13)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying Notes to Financial Statements.

29

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Sector (Unaudited)	April 30, 2022

Sector	Percentage of Net Assets
Airlines	0.4%
Apparel	1.3
Auto Manufacturers	1.2
Auto Parts & Equipment	1.4
Banks	9.5
Beverages	0.1
Chemicals	2.4
Coal	2.0
Diversified Financial Services	1.2
Electric	6.8
Electrical Components & Equipment	0.3
Engineering & Construction	1.0
Entertainment	0.5
Food	3.8
Foreign Government Bonds	25.3
Health Care-Services	2.4
Home Furnishings	0.4
Housewares	0.4
Insurance	4.9
Internet	2.2
Iron & Steel	2.2
Lodging	0.4
Media	0.3
Mining	2.8
Oil & Gas	8.7
Pipelines	1.3
Purchased Options	0.0 *
Real Estate	0.5
Retail	3.1
Semiconductors	3.1
Software	0.3
Telecommunications	2.2
Transportation	3.3
Money Market Investments	7.4

Total	103.1%

*	Amount rounds to less than 0.1%.

See accompanying Notes to Financial Statements.

30

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	April 30, 2022

Country	Percentage of Net Assets
Angola	1.0%
Argentina	1.8
Bahrain	1.7
Brazil	8.4
Chile	1.5
China	11.3
Colombia	1.9
Costa Rica	0.4
Dominican Republic	1.4
Ecuador	0.7
Egypt	1.3
El Salvador	0.2
France	1.3
Gabon	0.3
Ghana	0.2
Great Britain	0.5
Guatemala	0.4
Hungary	0.6
India	6.2
Indonesia	4.3
Iraq	0.6
Israel	0.8
Ivory Coast	0.2
Kazakhstan	0.6
Lebanon	0.2
Malaysia	0.6
Mexico	5.0
Nigeria	1.1
Oman	1.6
Pakistan	0.3
Panama	1.6
Paraguay	0.3
Peru	1.7
Philippines	0.9
Poland	1.4
Qatar	3.1
Romania	0.6
Russia	0.0
Saudi Arabia	5.7
Senegal	0.1
Singapore	0.6
South Africa	6.0
South Korea	2.4
Sri Lanka	0.1
Taiwan	6.8
Thailand	0.7
Turkey	3.0

See accompanying Notes to Financial Statements.

31

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited) (Continued)	April 30, 2022

Country	Percentage of Net Assets
Ukraine	0.3%
United Arab Emirates	2.8
United States	7.4
Uruguay	0.8
Venezuela	0.2
Zambia	0.2

Total	103.1%

See accompanying Notes to Financial Statements.

32

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited)	April 30, 2022

The following is a summary of the fair valuations according to the inputs used as of April 30, 2022 in valuing the Fund’s investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$695,285	$—	$695,285
Beverages	—	38,052	—	38,052
Chemicals	—	369,126	—	369,126
Electric	—	1,746,295	—	1,746,295
Engineering & Construction	—	238,750	—	238,750
Foreign Government Bonds	—	14,151,617	211,894	14,363,511
Internet	—	169,560	—	169,560
Iron & Steel	—	520,870	—	520,870
Media	—	174,000	—	174,000
Mining	—	1,270,100	—	1,270,100
Oil & Gas	—	4,567,040	—	4,567,040
Pipelines	—	727,396	—	727,396
Telecommunications	—	549,700	—	549,700
Transportation	—	172,626	—	172,626

Total Fixed Income Securities	—	25,390,417	211,894	25,602,311

Preferred Stock
Auto Manufacturers	310,438	—	—	310,438
Banks	439,243	—	—	439,243

Total Preferred Stock	749,681	—	—	749,681

Common Stock
Airlines	230,518	—	—	230,518
Apparel	—	739,834	—	739,834
Auto Manufacturers	—	378,363	—	378,363
Auto Parts & Equipment	—	818,218	—	818,218
Banks	1,272,913	2,987,181	—	4,260,094
Chemicals	640,623	365,198	—	1,005,821
Coal	—	1,161,605	—	1,161,605
Diversified Financial Services	—	700,092	—	700,092
Electric	1,744,349	389,458	—	2,133,807
Electrical Components & Equipment	147,431	—	—	147,431
Engineering & Construction	—	315,434	—	315,434
Entertainment	310,655	—	—	310,655
Food	478,981	1,666,860	—	2,145,841
Health Care-Services	303,090	1,050,507	—	1,353,597
Home Furnishings	232,116	—	—	232,116
Housewares	215,889	—	—	215,889
Insurance	1,024,451	1,734,616	—	2,759,067
Internet	730,223	358,651	1,100	1,089,974
Iron & Steel	723,613	—	747	724,360
Lodging	—	211,151	—	211,151
Mining	309,706	—	—	309,706
Oil & Gas	354,177	—	—	354,177
Real Estate	—	282,421	—	282,421
Retail	1,761,564	—	—	1,761,564

See accompanying Notes to Financial Statements.

33

TCW Emerging Markets Multi-Asset Opportunities Fund

Fair Valuation Summary (Unaudited) (Continued)	April 30, 2022

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Semiconductors	$—	$1,778,915	$—	$1,778,915
Software	162,793	—	—	162,793
Telecommunications	699,179	—	—	699,179
Transportation	—	1,672,616	—	1,672,616

Total Common Stock	11,342,271	16,611,120	1,847	27,955,238

Money Market Investments	4,224,179	—	—	4,224,179
Purchased Options	3,469	—	—	3,469

Total Investments	$16,319,600	$42,001,537	$213,741	$58,534,878

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	12,982	—	12,982
Swap Agreements
Credit Risk	—	2,705	—	2,705

Total	$16,319,600	$42,017,224	$213,741	$58,550,565

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(2,978)	$—	$(2,978)

Total	$—	$(2,978)	$—	$(2,978)

See accompanying Notes to Financial Statements.

34

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2022

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
ASSETS
Investments, at Value (1)	$5,827,994	$5,241,117,986	$169,256,224	$58,534,878
Foreign Currency, at Value (2)	1,803	7,393,614	2,024,980	10,870
Cash	—	1,382,948	—	—
Receivable for Securities Sold	675,825	50,307,679	485,670	4,431,389
Receivable for Fund Shares Sold	—	9,943,374	381,888	5,000
Interest and Dividends Receivable	10,312	67,211,613	3,254,854	396,426
Foreign Tax Reclaims Receivable	256	—	—	3,008
Receivable from Investment Advisor	14,890	289,407	36,119	23,909
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	2,686,039	862,009	12,982
Receivable for Daily Variation Margin on Open Financial Futures Contracts	—	—	—	5
Cash Collateral Held for Brokers	—	2,780,000	120,000	—
Open Swap Agreements, at Value	—	682,638	—	2,705
Prepaid Expenses	9,675	88,743	45,960	9,010

Total Assets	6,540,755	5,383,884,041	176,467,704	63,430,182

LIABILITIES
Distributions Payable	—	5,660,511	9,537	—
Payable for Securities Purchased	1,082,241	40,485,593	470,192	6,085,621
Payable for Fund Shares Redeemed	12,533	21,282,681	263,839	168,697
Accrued Capital Gain Withholding Taxes	10,474	—	8,422	74,555
Accrued Directors’ Fees and Expenses	9,182	9,182	9,182	9,182
Deferred Accrued Directors’ Fees and Expenses	1,247	1,247	1,247	1,247
Accrued Management Fees	3,733	3,446,993	112,575	44,638
Accrued Distribution Fees	353	98,505	7,603	1,117
Interest Payable on Swap Agreements	—	87,509	—	364
Payable for Daily Variation Margin on Open Financial Futures Contracts	—	3	—	—
Collateral Pledged by Brokers	—	2,780,000	30,000	—
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	283,783	1,002,771	2,978
Transfer Agent Fees Payable	1,656	999,025	29,342	16,844
Administration Fee Payable	20,126	912,004	50,732	33,863
Audit Fees Payable	22,672	38,435	23,854	30,544
Accounting Fees Payable	3,124	579,738	21,713	10,701
Custodian Fees Payable	57,777	382,784	254,887	164,211
Legal Fees Payable	209	20,969	876	499
Other Accrued Expenses	7,998	548,831	19,144	14,075

Total Liabilities	1,233,325	77,617,793	2,315,916	6,659,136

NET ASSETS	$5,307,430	$5,306,266,248	$174,151,788	$56,771,046

See accompanying Notes to Financial Statements.

35

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)	April 30, 2022

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
NET ASSETS CONSIST OF:
Paid-in Capital	$5,653,190	$7,398,107,519	$248,650,450	$60,409,210
Accumulated Earnings (Loss)	(345,760)	(2,091,841,271)	(74,498,662)	(3,638,164)

NET ASSETS	$5,307,430	$5,306,266,248	$174,151,788	$56,771,046

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$3,710,474	$3,453,824,458	$138,585,305	$51,656,231

N Class Share	$1,596,956	$481,365,639	$35,566,483	$5,114,815

Plan Class Share	$—	$1,371,076,151	$—	$—

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	390,720	521,924,809	19,256,203	5,200,057

N Class Share	168,333	56,352,216	4,953,894	517,726

Plan Class Share	—	207,341,579	—	—

NET ASSET VALUE PER SHARE: (4)
I Class Share	$9.50	$6.62	$7.20	$9.93

N Class Share	$9.49	$8.54	$7.18	$9.88

Plan Class Share	$—	$6.61	$—	$—

(1)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund at April 30, 2022 was $5,656,335, $6,015,734,709, $185,958,323 and $60,970,518, respectively.

(2)

The identified cost for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund at April 30, 2022 was $1,795, $7,610,679, $2,046,173 and $10,809, respectively.

(3)	The number of authorized shares, with a par value of $0.001 per share, is 4,000,000,000 for each of the I Class, N Class and Plan Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying Notes to Financial Statements.

36

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2022

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
INVESTMENT INCOME
Income:
Dividends	$83,430	(1)	$—	$—		$560,742	(1)
Interest	—		195,094,576 (2)	5,549,721	(2)	708,507	(2)

Total	83,430		195,094,576	5,549,721		1,269,249

Expenses:
Management Fees	25,629		23,503,481	813,157		321,665
Accounting Services Fees	1,096		203,358	7,616		3,754
Administration Fees	7,020		317,050	17,695		11,811
Transfer Agent Fees:
I Class	2,915		1,995,710	53,417		25,446
N Class	2,910		254,146	21,485		6,997
Plan Class	—		115,141	—		—
Custodian Fees	20,267		134,271	89,413		57,600
Professional Fees	14,595		68,346	22,111		22,224
Directors’ Fees and Expenses	20,820		20,820	20,820		20,820
Registration Fees:
I Class	9,052		29,684	13,414		9,523
N Class	9,052		14,568	12,288		9,524
Plan Class	—		27,276	—		—
Distribution Fees:
N Class	2,440		635,076	49,599		7,948
Compliance Expense	5,606		5,606	5,606		5,606
Other	5,982		353,921	14,734		9,727

Total	127,384		27,678,454	1,141,355		512,645

Less Expenses Borne by Investment Advisor:
I Class	61,053		735,369	123,510		122,049
N Class	33,945		485,767	86,347		26,845
Plan Class	—		253,470	—		—

Net Expenses	32,386		26,203,848	931,498		363,751

Net Investment Income	51,044		168,890,728	4,618,223		905,498

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(440,689	) (3)	(441,761,001)	(23,325,789	) (3)	(484,671	) (3)
Foreign Currency	(12,169)		(212,047)	(397,904)		(91,987)
Foreign Currency Forward Contracts	—		505,728	(2,487,168)		3,816
Futures Contracts	—		223,046	—		898
Swap Agreements	—		1,385,468	—		4,743
Change in Unrealized (Depreciation) on:
Investments	(1,625,317	) (4)	(639,793,986)	(8,127,717	) (4)	(17,555,671	) (4)
Foreign Currency	(317)		121,710	(74,423)		76
Foreign Currency Forward Contracts	—		(277,851)	281,271		(2,082)
Futures contracts	—		(767,718)	—		(3,089)
Swap Agreements	—		(2,045,935)	—		(7,236)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(2,078,492)		(1,082,622,586)	(34,131,730)		(18,135,203)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,027,448)		$(913,731,858)	$(29,513,507)		$(17,229,705)

(1)	Net of foreign taxes withheld. Total amounts withheld for the TCW Developing Markets Equity Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund were $7,367 and $47,627.
(2)

Net of foreign taxes withheld of $16,472, $33,572 and $910 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund.

(3)

Net of capital gain withholding taxes of $6,848, $11,575 and $99,430 for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

(4)

Net of capital gain withholding taxes of $11,559, $8,215 and $78,602 for the TCW Developing Markets Equity Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

See accompanying Notes to Financial Statements.

37

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Developing Markets Equity Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income	$51,044	$39,189	$168,890,728	$324,179,008
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Options Written and Foreign Currency Transactions	(452,858)	1,058,929	(439,858,806)	94,738,229
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Foreign Currency Transactions, Options Written and Swap Contracts	(1,625,634)	27,753	(642,763,780)	(160,381,400)

Increase (Decrease) in Net Assets Resulting from Operations	(2,027,448)	1,125,871	(913,731,858)	258,535,837

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(449,659)	(8,519)	(139,162,945)	(343,231,435)
Return of Capital	—	—	—	(15,575,053)

Total Distributions to Shareholders	(449,659)	(8,519)	(139,162,945)	(358,806,488)

NET CAPITAL SHARE TRANSACTIONS
I Class	301,058	33,504	(587,041,463)	(1,136,294,277)
N Class	56,815	100,948	20,972,518	298,150,055
Plan Class	—	—	(338,248,925)	1,573,919,777

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	357,873	134,452	(904,317,870)	735,775,555

Increase (Decrease) in Net Assets	(2,119,234)	1,251,804	(1,957,212,673)	635,504,904
NET ASSETS
Beginning of period	7,426,664	6,174,860	7,263,478,921	6,627,974,017

End of period	$5,307,430	$7,426,664	$5,306,266,248	$7,263,478,921

See accompanying Notes to Financial Statements.

38

TCW Funds, Inc.

Statements of Changes in Net Assets (Unaudited)

	TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund
	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
OPERATIONS
Net Investment Income	$4,618,223	$10,335,450	$905,498	$1,567,643
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Options Written and Foreign Currency Transactions	(26,210,861)	(5,019,467)	(567,201)	13,265,988
Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Foreign Currency Transactions, Options Written and Swap Contracts	(7,920,869)	(3,804,860)	(17,568,002)	(3,357,968)

Increase (Decrease) in Net Assets Resulting from Operations	(29,513,507)	1,511,123	(17,229,705)	11,475,663

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to Shareholders	(4,826,354)	(6,333,475)	(3,961,910)	(1,350,163)

NET CAPITAL SHARE TRANSACTIONS
I Class	(33,652,243)	10,863,518	(4,824,320)	(17,784,910)
N Class	2,578,567	15,515,390	(568,861)	(2,174,933)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(31,073,676)	26,378,908	(5,393,181)	(19,959,843)

Increase (Decrease) in Net Assets	(65,413,537)	21,556,556	(26,584,796)	(9,834,343)
NET ASSETS
Beginning of period	239,565,325	218,008,769	83,355,842	93,190,185

End of period	$174,151,788	$239,565,325	$56,771,046	$83,355,842

See accompanying Notes to Financial Statements.

39

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that currently offers 18 no-load mutual funds (each series, a “Fund” and collectively, the “Funds”). TCW Investment Management Company LLC (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940, as amended. Each Fund has its own investment objective and strategies. The following is a brief description of the investment objectives and principal investment strategies for the Funds that are covered in this report:

TCW Fund	Investment Objectives and Principal Investment Strategies
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries. The Fund generally invests in at least four emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries; invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of an issuer, and in derivative instruments that provide investment exposure to such securities.
Diversified International Equity Fund

TCW Developing Markets Equity Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of companies or financial institutions domiciled or with primary business operations in, or with the majority of their net assets in or revenues or net income deriving from, a developing market country. The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in derivative instruments.
Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long-term capital appreciation by investing at least 80% of the value of its net assets, plus any borrowings for investment purposes, in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

40

TCW Funds, Inc.

April 30, 2022

Note 1 — Organization (Continued)

All of the Funds currently offer two classes of shares: I Class and N Class, except for the TCW Emerging Markets Income Fund, which also offers Plan Class shares. The three classes of a Fund are substantially the same except that the Class N shares are subject to a distribution fee (see Note 7).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) No. 946, Financial Services — Investment Companies. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Security Valuations:    Securities listed or traded on the NYSE and other stock exchanges are valued at the latest sale price on the exchange. Securities traded on the NASDAQ stock market (“NASDAQ”) are valued using official closing prices as reported by NASDAQ, which may not be the last sale price. Investments in open-end mutual funds including money market funds are valued based on the NAV per share as reported by the investment companies. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, swap agreements and forward currency contracts, are valued with prices furnished by independent pricing services or by broker-dealers.

The Company has adopted, after the approval by the Company’s Board of Directors (the “Board,” and each member thereof, a “Director”), a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on foreign exchanges that have been closed for a period of time due to time zones differences. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including in circumstances under which it is determined by the Advisor that prices received are not reflective of their market values, are valued by the Advisor’s Pricing Committee in accordance with the guidelines established by the Valuation Committee of the Board and under the general oversight of the Board.

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in their financial statements in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements based on inputs. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs

41

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments.
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements:    Descriptions of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account, among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise, the fair values would be categorized as Level 3.

42

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized as Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized as Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized as Level 3. Restricted securities held in non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized as Level 2 of the fair value hierarchy.

Foreign currency contracts.    The fair values of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized as Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. They are categorized as Level 1.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported NAV, they are categorized as Level 1 of the fair value hierarchy.

Options and Swaptions contracts.    Exchange-listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange-listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options and swaptions contracts traded over-the-counter (“OTC”) are fair valued based on pricing models and incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options and swaptions contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are categorized as Level 3 of the fair value hierarchy because they trade infrequently, and therefore the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized as Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are categorized as Level 1 or Level 2 of the fair value hierarchy.

U.S. and foreign government and agency securities.    Government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized as Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The summary of the inputs used as of April 30, 2022 in valuing the Funds’ investments is listed after the Schedule of Investments for each Fund.

43

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Developing Markets Equity Fund	TCW Emerging Markets Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund
Balance as of October 31, 2021	$—	$17,917,631	$141,369
Accrued Discounts (Premiums)	—	—	—
Realized Gain (Loss)	—	(800,674)	(5,078)
Change in Unrealized Appreciation (Depreciation)	(320,305)	(8,140,532)	(2,617,080)
Purchases	39,769	—	—
Sales	—	(400,988)	(2,545)
Transfers in to Level 3	280,778 (1)	21,693,180 (1)	2,697,075 (1)
Transfers out of Level 3	—	—	—

Balance as of April 30, 2022	$242	$30,268,617	$213,741

Change in Unrealized Appreciation (Depreciation) from Investments Still Held at April 30, 2022	(320,305)	(8,140,532)	$(2,617,080)

(1)	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

Significant unobservable valuation inputs for Level 3 investments as of April 30, 2022 are as follows:

Description	Fair Value at 4/30/2022	Valuation Techniques	Unobservable Input	Price or Price Range	Average Weighted Price	Input to Valuation If Input Increases
TCW Developing Markets Equity
Common Stock	$ 242	Third-party Vendor	Vendor Prices	$0.001–$0.045	$0.003	Increase
TCW Emerging Markets Income Fund
Government Issues	$ 30,268,617	Third-party Vendor	Vendor Prices	$8.500–$11.586	$9.874	Increase
TCW Emerging Markets Multi-Asset Opportunities Fund
Common Stock	$ 1,847	Third-party Vendor	Vendor Prices	$0.001–$0.045	$0.003	Increase
Government Issues	$ 211,894	Third-party Vendor	Vendor Prices	$8.500–$11.586	$9.698	Increase

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class- specific fees and expenses will result in differences in net investment income for each class, and in turn differences in dividends paid by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other International Funds declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

44

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing treatments for foreign currency transactions, derivative transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in subsequent periods. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) foreign currency denominated securities and other assets and liabilities stated in foreign currencies are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments which are valued based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark -to -market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

45

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

For the period ended April 30, 2022, the following Funds had derivatives and transactions in derivatives, grouped in the following risk categories:

TCW Emerging Markets Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$—	$—	$741,844	$741,844
Swap Agreements	682,638	—	—	682,638
Forward Contracts	—	2,686,039	—	2,686,039

Total Value	$682,638	$2,686,039	$741,844	$4,110,521

Liability Derivatives
Forward Contracts	$—	$(283,783)	$—	$(283,783)

Total Value	$—	$(283,783)	$—	$(283,783)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$505,728	$—	$505,728
Futures Contracts	—	—	223,046	223,046
Swap Agreements	1,385,468	—	—	1,385,468

Net Realized Gain (Loss)	$1,385,468	$505,728	$223,046	$2,114,242

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$(277,851)	$—	$(277,851)
Futures Contracts	—	—	(767,718)	(767,718)
Investments (2)	—	—	(5,054,263)	(5,054,263)
Swap Agreements	(2,045,935)	—	—	(2,045,935)

Net Change in Appreciation (Depreciation)	$(2,045,935)	$(277,851)	$(5,821,981)	$(8,145,767)

Notional Amounts (3)
Forward Currency Contracts	$ —	$154,099,887	$ —	$154,099,887
Options Purchased	$ —	$ —	$3,519,046	$3,519,046
Swap Agreements	$160,743,388	$ —	$ —	$160,743,388

46

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Forward Contracts	$—	$862,009	$—	$862,009

Total Value	$—	$862,009	$—	$862,009

Liability Derivatives
Forward Contracts	$—	$(1,002,771)	$—	$(1,002,771)

Total Value	$—	$(1,002,771)	$—	$(1,002,771)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$(2,487,168)	$—	$(2,487,168)

Net Realized Gain (Loss)	$—	$(2,487,168)	$—	$(2,487,168)

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$281,271	$—	$281,271

Net Change in Appreciation (Depreciation)	$—	$281,271	$—	$281,271

Notional Amounts (3)
Forward Currency Contracts	$ —	$67,758,206	$ —	$67,758,206

TCW Emerging Markets Multi-Asset Opportunities Fund

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
Statement of Assets and Liabilities:
Asset Derivatives
Investments (1)	$—	$—	$3,469	$3,469
Swap Agreements	2,705	—	—	2,705
Forward Contracts	—	12,982	—	12,982

Total Value	$2,705	$12,982	$3,469	$19,156

Liability Derivatives
Forward Contracts	$—	$(2,978)	$—	$(2,978)

Total Value	$—	$(2,978)	$—	$(2,978)

Statement of Operations:
Net Realized Gain (Loss)
Forward Contracts	$—	$3,816	$—	$3,816
Futures Contracts	—	—	898	898
Swap Agreements	4,743	—	—	4,743

Net Realized Gain (Loss)	$4,743	$3,816	$898	$9,457

Net Change in Appreciation (Depreciation)
Forward Contracts	$—	$(2,082)	$—	$(2,082)
Futures Contracts	—	—	(3,089)	(3,089)
Investments (2)	—	—	(23,577)	(23,577)
Swap Agreements	(7,236)	—	—	(7,236)

Net Change in Appreciation (Depreciation)	$(7,236)	$(2,082)	$(26,666)	$(35,984)

Notional Amounts (3)
Forward Currency Contracts	$ —	$724,812	$ —	$724,812
Options Purchased	$ —	$ —	$90,000	$90,000
Swap Agreements	$647,327	$ —	$ —	$647,327

(1)	Represents purchased options, at value.
(2)	Represents change in unrealized appreciation (depreciation) for purchased options during the year.
(3)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2022.

47

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

For OTC derivatives the Funds mitigate their counterparty risk by entering into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with each counterparty. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold, typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to

48

TCW Funds, Inc.

April 30, 2022

Note 2 — Significant Accounting Policies (Continued)

mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under GAAP more comparable to those prepared under International Financial Reporting Standards.

Master Agreements and Netting Arrangements.    Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions (“netting arrangements”). The netting arrangements are generally tied to credit-related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in the event of a bankruptcy or insolvency of the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, typically $250,000 or $500,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. If permitted under the Master Agreement, certain funds may rehypothecate cash collateral received from a counterparty. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Fund, the Fund’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

49

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral received by the Funds as of April 30, 2022:

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America, N.A.	$88,657	$—	$88,657	$—	$88,657
Barclays Capital	598,779	—	598,779	(570,000)	28,779
Goldman Sachs & Co.	2,249,520	—	2,249,520	(2,210,000)	39,520
Morgan Stanley & Co.	215,363	—	215,363	—	215,363
Standard Chartered Bank	216,358	(283,783)	(67,425)	—	(67,425)

Total	$3,368,677	$(283,783)	$3,084,894	$(2,780,000)	$304,894

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America, N.A.	$249,096	$(45,609)	$203,487	$—		$203,487
Barclays Capital	206,204	(240,645)	(34,441)	34,441	(2)	—
BNP Paribas S.A.	119,436	(245,794)	(126,358)	—		(126,358)
Goldman Sachs & Co.	36,461	—	36,461	—		36,461
JP Morgan Chase Bank	115,992	(55,504)	60,488	(30,000)		30,488
Morgan Stanley & Co.	88,001	(415,219)	(327,218)	—		(327,218)
Standard Chartered Bank	46,819	—	46,819	—		46,819

Total	$862,009	$(1,002,771)	$(140,762)	$4,441		$(136,321)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Amount does not include excess collateral pledged or received.

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America, N.A.	$539	$—	$539	$—	$539
Barclays Capital	2,339		2,339		2,339
Goldman Sachs & Co.	11,027	—	11,027	—	11,027
Morgan Stanley & Co.	366	—	366	—	366
Standard Chartered Bank	1,416	(1,818)	(402)	—	(402)
State Street Bank and Trust	—	(1,160)	(1,160)	—	(1,160)

Total	$15,687	$(2,978)	$12,709	$—	$12,709

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

50

TCW Funds, Inc.

April 30, 2022

Note 3 — Portfolio Investments

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not set aside liquid assets to cover the commitment. To guard against this deemed leverage, the Fund monitors the obligations under these transactions on a daily basis and ensures that the Fund has sufficient liquid assets to cover them.

Repurchase Agreements:    The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement (“MRA”). In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. The MRA permits each Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There were no repurchase agreements outstanding as of April 30, 2022.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include possible failure of the counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. None of the Funds held participation notes as of April 30, 2022.

Securities Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2022.

Derivatives:

Forward Foreign Currency Contracts:    The Funds enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to market daily and the change in market value is recorded by the Funds as unrealized gains or losses in the Statement of Assets and Liabilities. When a contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2022 are disclosed in the Schedule of Investments.

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no futures contracts outstanding at April 30, 2022.

Options:    The Funds may purchase and sell put and call options on a security or an index of securities to enhance investment performance and/or to protect against changes in market prices. The Funds may also enter into currency options to hedge against or to take advantage of currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by

52

TCW Funds, Inc.

April 30, 2022

Note 3 — Portfolio Investments (Continued)

it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Purchasing foreign currency options gives a Fund the right, but not the obligation, to buy or sell specified amounts of currency at a rate of exchange that may be exercised by a certain date. These currency options may be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace the expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

During the period ended April 30, 2022, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund entered into options to hedge the currency exposure of the Funds.

Swap Agreements:    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

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Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Portfolio Investments (Continued)

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted NAV of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking-to-market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost

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April 30, 2022

Note 3 — Portfolio Investments (Continued)

of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2022, the TCW Emerging Markets Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund used credit default swaps to limit certain credit exposure within each Fund.

Note 4 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, and so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high-yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

LIBOR Risk:    The London Interbank Offer Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. Most LIBOR settings were published for the final time on December 31, 2021, although the publication of 1-month, 3-month, and 6-month USD LIBOR was extended until June 2023. It is expected that market participants will transition to the use of different alternative reference or benchmark rates. However, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Risk Considerations (Continued)

(“SOFR”), there is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including investment companies such as the Funds. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will achieve their objective through the use of the derivatives.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, the risk that an entity with which the Funds have unsettled or open transactions may not fulfill its obligations.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currencies have declined in value relative to the U.S. dollar.

Foreign and Developing/Emerging Markets Investing Risk:    The Funds may be exposed to the risk that the Funds’ share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest. The Funds are also subject to risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, and political changes or diplomatic developments, which can all negatively impact the securities markets and cause a Fund to lose value. As one current example, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, European Union and other countries, which has adversely affected European and global energy and financial markets and thus could affect the value of a Fund’s investments.

Public Health Emergencies Risk and Impact of the Coronavirus (COVID-19):    Pandemics and other local, national, and international public health emergencies, including outbreaks of infectious diseases such as SARS, H1N1/09 Flu, the Avian Flu, Ebola and the current outbreak of the novel coronavirus (“COVID-19”), can result, and in the case of COVID-19 is resulting, in market volatility and disruption, and any similar future emergencies may materially and adversely impact economic production and activity in ways that cannot be predicted, all of which could result in substantial investment losses.

The COVID-19 outbreak has caused a worldwide public health emergency, straining healthcare resources and resulting in extensive and growing numbers of infections, hospitalizations and deaths. In an effort to

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Note 4 — Risk Considerations (Continued)

contain COVID-19, local, regional, and national governments, as well as private businesses and other organizations, imposed and in some cases continue to impose severely restrictive measures, including instituting local and regional quarantines, restricting travel (including closing certain international borders), prohibiting public activity (including “stay-at-home,” “shelter-in-place,” and similar orders), and ordering the closure of a wide range of offices, businesses, schools, and other public venues. Consequently, COVID-19 has significantly diminished and disrupted global economic production and activity of all kinds and has contributed to both volatility and a severe decline in financial markets.

The ultimate impact of COVID-19 (and of the resulting precipitous decline and disruption in economic and commercial activity across many of the world’s economies) on global economic conditions, and on the operations, financial condition, and performance of any particular market, industry or business, is impossible to predict. However, ongoing and potential additional materially adverse effects, including further global, regional and local economic downturns (including recessions) of indeterminate duration and severity, are possible. It is difficult to assess what the longer-term impacts of an extended period of unprecedented economic dislocation and disruption will be on future economic developments, the health of certain markets, industries and businesses, and commercial and consumer behavior. The ongoing COVID-19 crisis and any other public health emergency that may arise in the future could have a significant adverse impact on our investments and result in significant investment losses.

For more information on risks related to investing in the Funds, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling customer service at 800-FUND-TCW (800-386-3829).

Note 5 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2022, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Developing Markets Equity Fund	$436,339	$(389,054)	$47,285	$5,780,709
TCW Emerging Markets Income Fund	24,552,104	(826,681,120)	(802,129,016)	6,043,247,002
TCW Emerging Markets Local Currency Income Fund	1,239,185	(24,336,556)	(23,097,371)	192,353,595
TCW Emerging Markets Multi-Asset Opportunities Fund	3,583,589	(6,988,113)	(3,404,524)	61,939,402

At October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Developing Markets Equity Fund	$257,955	$173,036	$430,991
TCW Emerging Markets Local Currency Income Fund	2,194,800	—	2,194,800
TCW Emerging Markets Multi-Asset Opportunities Fund	3,715,182	—	3,715,182

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Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Federal Income Taxes (Continued)

During the year ended October 31, 2021, the tax character of distributions paid was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Developing Markets Equity Fund	$8,519	$—	—	$8,519
TCW Emerging Markets Income Fund	343,231,435	—	15,575,053	358,806,488
TCW Emerging Markets Local Currency Income Fund	6,333,475	—	—	6,333,475
TCW Emerging Markets Multi-Asset Opportunities Fund	1,350,163	—	—	1,350,163

At October 31, 2021, the following Funds had net realized loss carry forwards for federal income tax purposes:

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Emerging Markets Income Fund	$619,871,302	$249,351,683	$869,222,985
TCW Emerging Markets Local Currency Income Fund	16,455,568	11,909,838	28,365,406
TCW Emerging Markets Multi-Asset Opportunities Fund	334,987	—	334,987

The Funds did not have any unrecognized tax benefits at April 30, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2022. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 6 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net assets:

TCW Developing Markets Equity Fund	0.80%
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.90%

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Developing Markets Equity Fund
I Class	0.95	% (1)
N Class	1.15	% (1)
TCW Emerging Markets Income Fund
I Class	0.85	% (1)
N Class	0.95	% (1)
Plan Class	0.77	% (1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.85	% (1)
N Class	0.90	% (1)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.00	% (1)
N Class	1.20	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

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Note 6 — Fund Management Fees and Other Expenses (Continued)

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which is shown on the Statements of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 7 — Distribution Plan

TCW Funds Distributors LLC (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2022 were as follows:

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Developing Markets Equity Fund	$7,747,758	$8,015,242	$—	$—
TCW Emerging Markets Income Fund	3,113,124,079	4,086,300,602	—	—
TCW Emerging Markets Local Currency Income Fund	125,980,547	163,846,370	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	69,993,688	79,896,751	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Developing Markets Equity Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	—	$—	1,862	$27,500
Shares Issued upon Reinvestment of Dividends	25,395	313,375	459	6,004
Shares Redeemed	(879)	(12,317)	—	—

Net Increase	24,516	$301,058	2,321	$33,504

N Class	Shares	Amount	Shares	Amount
Shares Sold	115	$1,360	7,241	$106,426
Shares Issued upon Reinvestment of Dividends	11,044	136,284	192	2,515
Shares Redeemed	(6,696)	(80,829)	(576)	(7,993)

Net Increase	4,463	$56,815	6,857	$100,948

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Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	115,457,011	$847,306,498	254,514,594	$2,100,119,594
Shares Issued upon Reinvestment of Dividends	11,509,570	84,666,866	23,224,316	190,016,307
Shares Redeemed	(204,842,105)	(1,519,014,827)	(418,769,744)	(3,426,430,178)

Net Decrease	(77,875,524)	$(587,041,463)	(141,030,834)	$(1,136,294,277)

N Class	Shares	Amount	Shares	Amount
Shares Sold	11,916,681	$111,629,916	36,286,835	$382,971,050
Shares Issued upon Reinvestment of Dividends	1,372,682	13,009,295	1,636,920	17,253,734
Shares Redeemed	(10,783,064)	(103,666,693)	(9,637,238)	(102,074,729)

Net Increase	2,506,299	$20,972,518	28,286,517	$298,150,055

Plan Class	Shares	Amount	Shares	Amount
Shares Sold	26,486,752	$195,209,447	236,700,946	$1,937,124,302
Shares Issued upon Reinvestment of Dividends	2,500,013	18,299,114	3,381,925	27,630,384
Shares Redeemed	(75,459,777)	(551,757,486)	(47,977,217)	(390,834,909)

Net Decrease	(46,473,012)	$(338,248,925)	192,105,654	$1,573,919,777

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	3,255,184	$26,415,988	8,138,840	$73,470,198
Shares Issued upon Reinvestment of Dividends	536,283	4,329,544	537,045	4,790,678
Shares Redeemed	(8,163,590)	(64,397,775)	(7,538,724)	(67,397,358)

Net Increase (Decrease)	(4,372,123)	$(33,652,243)	1,137,161	$10,863,518

N Class	Shares	Amount	Shares	Amount
Shares Sold	1,581,047	$12,810,024	2,843,918	$25,653,168
Shares Issued upon Reinvestment of Dividends	119,269	956,844	88,058	782,686
Shares Redeemed	(1,429,514)	(11,188,301)	(1,212,557)	(10,920,464)

Net Increase	270,802	$2,578,567	1,719,419	$15,515,390

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021
I Class	Shares	Amount	Shares	Amount
Shares Sold	50,144	$622,950	378,772	$5,137,434
Shares Issued upon Reinvestment of Dividends	297,095	3,618,612	94,826	1,236,530
Shares Redeemed	(808,718)	(9,065,882)	(1,789,062)	(24,158,874)

Net Decrease	(461,479)	$(4,824,320)	(1,315,464)	$(17,784,910)

N Class	Shares	Amount	Shares	Amount
Shares Sold	12,662	$148,417	151,065	$2,009,132
Shares Issued upon Reinvestment of Dividends	28,325	343,298	8,747	113,452
Shares Redeemed	(91,923)	(1,060,576)	(323,857)	(4,297,517)

Net Decrease	(50,936)	$(568,861)	(164,045)	$(2,174,933)

Note 10 — Affiliate Ownership

As of April 30, 2022, affiliates of the Funds and Advisor owned 99.11% and 10.29% of the net assets of the TCW Developing Markets Equity Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund, respectively.

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Note 11 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered before being sold to the public (exemption rules apply). Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). However, the Company considers 144A securities to be restricted if those securities have been deemed illiquid. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities held by the Funds at April 30, 2022.

Note 12 — Committed Line Of Credit

The Funds have entered into a $100,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”) for temporary borrowing purposes, renewable annually. The interest rate on borrowing is the higher of the Federal Funds rate plus 0.10% plus 1.25% or the Overnight Bank Funding rate plus 0.10% plus 1.25%. There were no borrowings from the line of credit as of or during the period ended April 30, 2022. The Funds pay the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line amount. The commitment fees incurred by the Funds are presented in the Statements of Operations. The commitment fees are allocated to each applicable portfolio in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable portfolio.

Note 13 — Liquidity Risk Management Program

Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) requires that all registered open-end management investment companies, including the Funds, establish a written liquidity risk management program (a “Liquidity Program”). Under a fund’s Liquidity Program, a fund must assess, manage and periodically review the fund’s liquidity risk, classify the liquidity of each of the fund’s portfolio investments, determine whether to specify highly liquid investment minimum (and, if so, at what level), limit illiquid investments to 15% of fund investments, and establish policies and procedures regarding how and when a fund will engage in redemptions in-kind. Consistent with the Liquidity Rule, the Board has approved the written Liquidity Program for the Funds and has designated a committee of professionals associated with the Advisor to administer the Funds’ Liquidity Program (the “Program Administrator”).

On March 14, 2022, the Board reviewed the Program Administrator’s written annual report (the “Report”) concerning the operation of the Funds’ Liquidity Program for the calendar year ended December 31, 2021 (the “Reporting Period”). The Report addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including, where applicable, the operation of a Fund’s Highly Liquid Investment Minimum (“HLIM”). The Report discussed, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and the operation and monitoring of the HLIM assigned to a Fund, as applicable; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit; and (5) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions. The Report concluded that the

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Notes to Financial Statements (Unaudited) (Continued)

Note 13 — Liquidity Risk Management Program (Continued)

Liquidity Program was reasonably designed to assess and manage each Fund’s liquidity risk and was adequately and effectively implemented with respect to each Fund during the Reporting Period.

There can be no assurance that the Liquidity Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Note 14 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by such Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 15 — New Accounting Pronouncement

In January 2021, the Financial Accounting Standards Board issued Accounting Standards Update No. 2021-01 (“ASU 2021-01”), “Reference Rate Reform (Topic 848).” ASU 2021-01 is an update of ASU 2020-04, which is in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR; regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The ASU 2021-01 update clarifies that certain optional expedients and exceptions in Topic 848 for contract modifications and hedge accounting apply to derivatives that are affected by the discounting transition. The amendments in this update are effective immediately through December 31, 2022, for all entities. Management is currently evaluating the implications, if any, of the additional requirements and its impact on the Funds’ financial statements.

62

TCW Developing Markets Equity Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$14.02		$11.86	$10.14	$9.39	$11.17	$9.10

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.08	0.02	0.10	0.06	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(3.76)		2.10	1.79	0.69	(1.78)	2.09

Total from Investment Operations	(3.66)		2.18	1.81	0.79	(1.72)	2.16

Less Distributions:
Distributions from Net Investment Income	(0.53)		(0.02)	(0.09)	(0.04)	(0.06)	(0.09)
Distributions from Net Realized Gain	(0.33)		—	—	—	—	—

Total Distributions	(0.86)		(0.02)	(0.09)	(0.04)	(0.06)	(0.09)

Net Asset Value per Share, End of period	$9.50		$14.02	$11.86	$10.14	$9.39	$11.17

Total Return	(27.61	%) (2)	18.36%	17.90%	8.46%	(15.51%)	23.96%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$3,710		$5,133	$4,314	$4,071	$3,750	$4,433

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	3.69	% (3)	3.57%	4.06%	4.88%	3.45%	3.94%

After Expense Reimbursement	0.95	% (3)	1.04%	1.25%	1.25%	1.25%	1.25%

Ratio of Net Investment Income to Average Net Assets	1.66	% (3)	0.57%	0.15%	1.03%	0.49%	0.77%

Portfolio Turnover Rate	123.52	% (2)	175.10%	148.22%	207.48%	163.33%	194.58%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

63

TCW Developing Markets Equity Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$14.00		$11.85	$10.14	$9.39	$11.17	$9.10

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.06	0.02	0.10	0.06	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(3.75)		2.11	1.78	0.69	(1.78)	2.09

Total from Investment Operations	(3.67)		2.17	1.80	0.79	(1.72)	2.16

Less Distributions:
Distributions from Net Investment Income	(0.51)		(0.02)	(0.09)	(0.04)	(0.06)	(0.09)
Distributions from Net Realized Gain	(0.33)		—	—	—	—	—

Total Distributions	(0.84)		(0.02)	(0.09)	(0.04)	(0.06)	(0.09)

Net Asset Value per Share, End of period	$9.49		$14.00	$11.85	$10.14	$9.39	$11.17

Total Return	(27.69	)% (2)	18.29%	17.80%	8.46%	(15.51)%	23.96%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$1,597		$2,293	$1,861	$1,575	$1,468	$1,722

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	4.63	% (3)	4.39%	5.17%	6.11%	4.51%	5.08%

After Expense Reimbursement	1.15	% (3)	1.18%	1.25%	1.25%	1.25%	1.25%

Ratio of Net Investment Income to Average Net Assets	1.45	% (3)	0.45%	0.16%	1.03%	0.49%	0.77%

Portfolio Turnover Rate	123.52	% (2)	175.10%	148.22%	207.48%	163.33%	194.58%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

64

TCW Emerging Markets Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$7.87		$7.93	$8.33	$7.77	$8.54	$8.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.35	0.39	0.46	0.43	0.55
Net Realized and Unrealized Gain (Loss) on Investments	(1.29)		(0.02)	(0.46)	0.54	(0.83)	0.09

Total from Investment Operations	(1.09)		0.33	(0.07)	1.00	(0.40)	0.64

Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.37)	(0.33)	(0.44)	(0.37)	(0.44)
Distributions from Return of Capital	—		(0.02)	—	—	—	—

Total Distributions	(0.16)		(0.39)	(0.33)	(0.44)	(0.37)	(0.44)

Net Asset Value per Share, End of period	$6.62		$7.87	$7.93	$8.33	$7.77	$8.54

Total Return	(13.96	%) (2)	4.04%	(0.69%)	13.13%	(4.85%)	7.95%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$3,453,824		$4,720,489	$5,877,348	$5,668,552	$4,365,456	$3,039,671

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.89	% (3)	0.85%	0.85%	0.84%	0.86%	0.87%

After Expense Reimbursement	0.85	% (3)	N/A	N/A	N/A	N/A	N/A

Ratio of Net Investment Income to Average Net Assets	5.38	% (3)	4.23%	4.95%	5.62%	5.33%	6.56%

Portfolio Turnover Rate	51.56	% (2)	150.31%	135.46%	136.47%	149.50%	212.16%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

65

TCW Emerging Markets Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$10.16		$10.23	$10.72	$10.00	$11.00	$10.75

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.25		0.44	0.49	0.57	0.53	0.68
Net Realized and Unrealized Gain (Loss) on Investments	(1.66)		(0.03)	(0.57)	0.69	(1.08)	0.12

Total from Investment Operations	(1.41)		0.41	(0.08)	1.26	(0.55)	0.80

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.46)	(0.41)	(0.54)	(0.45)	(0.55)
Distributions from Return of Capital	—		(0.02)	—	—	—	—

Total Distributions	(0.21)		(0.48)	(0.41)	(0.54)	(0.45)	(0.55)

Net Asset Value per Share, End of period	$8.54		$10.16	$10.23	$10.72	$10.00	$11.00

Total Return	(14.08	)% (2)	3.97%	(0.69)%	12.85%	(5.16)%	7.67%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$481,366		$546,887	$261,520	$320,492	$342,660	$510,877

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.14	% (3)	1.13%	1.14%	1.14%	1.16%	1.15%

After Expense Reimbursement	0.95	% (3)	0.95%	0.98%	1.05%	1.10%	1.13%

Ratio of Net Investment Income to Average Net Assets	5.28	% (3)	4.20%	4.82%	5.41%	5.03%	6.30%

Portfolio Turnover Rate	51.56	% (2)	150.31%	135.46%	136.47%	149.50%	212.16%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

66

TCW Emerging Markets Income Fund

Financial Highlights — Plan Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31, 2021	March 2, 2020 (Commencement of Operations) through October 31, 2020
Net Asset Value per Share, Beginning of period	$7.86		$7.93	$8.34

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.20		0.36	0.26
Net Realized and Unrealized Loss on Investments	(1.28)		(0.04)	(0.48)

Total from Investment Operations	(1.08)		0.32	(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.37)	(0.19)
Return of capital	—		(0.02)	—

Total distributions	(0.17)		(0.39)	(0.19)

Net Asset Value per Share, End of period	$6.61		$7.86	$7.93

Total Return	(14.05	%) (2)	4.12%	(2.59	%) (3)

Ratios/Supplemental Data:

Net assets, end of period (in thousands)	$1,371,076		$1,996,103	$489,106

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.80	% (4)	0.80%	0.79	% (4)

After Expense Reimbursement	0.77	% (4)	0.77%	0.77	% (4)

Ratio of Net Investment Income to Average Net Assets	5.45	% (4)	4.43%	4.96	% (4)

Portfolio Turnover Rate	51.56	% (2)	150.31%	135.46	% (3)

(1)	Computed using average shares outstanding throughout the period.
(3)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(2)	For the period March 2, 2020 (Commencement of Operations) through October 31, 2020.
(4)	Annualized.

See accompanying Notes to Financial Statements.

67

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$8.47		$8.57	$9.17	$8.14	$9.30	$9.13

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.17		0.37	0.42	0.58	0.53	0.64
Net Realized and Unrealized Gain (Loss) on Investments	(1.26)		(0.25)	(0.89)	0.57	(1.19)	(0.06)

Total from Investment Operations	(1.09)		0.12	(0.47)	1.15	(0.66)	0.58

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.22)	(0.09)	(0.12)	(0.23)	(0.41)
Distributions from Return of Capital	—		—	(0.04)	—	(0.27)	—

Total Distributions	(0.18)		(0.22)	(0.13)	(0.12)	(0.50)	(0.41)

Net Asset Value per Share, End of period	$7.20		$8.47	$8.57	$9.17	$8.14	$9.30

Total Return	(13.23	%) (2)	1.34%	(5.26%)	14.26%	(7.74%)	6.33%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$138,585		$200,019	$192,679	$220,968	$264,754	$138,068

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	0.99	% (3)	0.96%	0.97%	1.03%	0.95%	1.03%

After Expense Reimbursement	0.85	% (3)	0.85%	0.85%	0.88%	N/A	0.99%

Ratio of Net Investment Income to Average Net Assets	4.29	% (3)	4.14%	4.90%	6.66%	5.90%	6.83%

Portfolio Turnover Rate	61.15	% (2)	117.18%	135.99%	127.74%	185.72%	137.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

68

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$8.44		$8.55	$9.15	$8.13	$9.29	$9.12

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.36	0.42	0.57	0.51	0.64
Net Realized and Unrealized Gain (Loss) on Investments	(1.25)		(0.25)	(0.89)	0.57	(1.17)	(0.06)

Total from Investment Operations	(1.09)		0.11	(0.47)	1.14	(0.66)	0.58

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.22)	(0.09)	(0.12)	(0.23)	(0.41)
Distributions from Return of Capital	—		—	(0.04)	—	(0.27)	—

Total Distributions	(0.17)		(0.22)	(0.13)	(0.12)	(0.50)	(0.41)

Net Asset Value per Share, End of period	$7.18		$8.44	$8.55	$9.15	$8.13	$9.29

Total Return	(13.17	)% (2)	1.30%	(5.28)%	14.14%	(7.75)%	6.33%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$35,566		$39,546	$25,329	$28,011	$47,664	$34,807

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.34	% (3)	1.32%	1.35%	1.40%	1.32%	1.35%

After Expense Reimbursement	0.90	% (3)	0.90%	0.90%	0.92%	0.99%	0.99%

Ratio of Net Investment Income to Average Net Assets	4.11	% (3)	4.05%	4.84%	6.63%	5.78%	6.88%

Portfolio Turnover Rate	61.15	% (2)	117.18%	135.99%	127.74%	185.72%	137.44%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

69

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$13.39		$12.09	$11.31	$10.39	$11.70	$10.39

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.15		0.22	0.22	0.38	0.25	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(2.96)		1.26	0.93	0.69	(1.30)	1.38

Total from Investment Operations	(2.81)		1.48	1.15	1.07	(1.05)	1.69

Less Distributions:
Distributions from Net Investment Income	(0.65)		(0.18)	(0.37)	(0.15)	(0.26)	(0.38)

Net Asset Value per Share, End of period	$9.93		$13.39	$12.09	$11.31	$10.39	$11.70

Total Return	(21.89	%) (2)	12.30%	10.34%	10.50%	(9.23%)	17.05%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$51,656		$75,793	$84,387	$87,430	$43,338	$42,041

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	1.37	% (3)	1.29%	1.28%	1.31%	1.34%	1.54%

After Expense Reimbursement	1.00	% (3)	1.00%	1.00%	1.02%	1.23%	1.23%

Ratio of Net Investment Income to Average Net Assets	2.55	% (3)	1.67%	2.01%	3.51%	2.13%	2.95%

Portfolio Turnover Rate	100.41	% (2)	165.68%	164.55%	188.64%	160.85%	197.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

70

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class (Unaudited)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
			2021	2020	2019	2018	2017
Net Asset Value per Share, Beginning of period	$13.30		$12.01	$11.24	$10.35	$11.66	$10.35

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.20	0.20	0.28	0.26	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(2.94)		1.25	0.92	0.76	(1.31)	1.37

Total from Investment Operations	(2.80)		1.45	1.12	1.04	(1.05)	1.69

Less Distributions:
Distributions from Net Investment Income	(0.62)		(0.16)	(0.35)	(0.15)	(0.26)	(0.38)

Net Asset Value per Share, End of period	$9.88		$13.30	$12.01	$11.24	$10.35	$11.66

Total Return	(22.01	)% (2)	12.06%	10.08%	10.25%	(9.26)%	17.10%

Ratios/Supplemental Data:

Net Assets, End of period (in thousands)	$5,115		$7,562	$8,803	$11,784	$74,677	$40,064

Ratio of Expenses to Average Net Assets:

Before Expense Reimbursement	2.04	% (3)	1.83%	1.80%	1.65%	1.67%	1.96%

After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.21%	1.23%	1.23%

Ratio of Net Investment Income to Average Net Assets	2.35	% (3)	1.47%	1.80%	2.64%	2.25%	2.95%

Portfolio Turnover Rate	100.41	% (2)	165.68%	164.55%	188.64%	160.85%	197.48%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2022 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying Notes to Financial Statements.

71

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2021 to April 30, 2022 (181 days).

Actual Expenses: The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2021 to April 30, 2022)
TCW Developing Markets Equity Fund
I Class Shares
Actual	$1,000.00	$723.90	0.95%	$4.06
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

N Class Shares
Actual	$1,000.00	$723.10	1.15%	$4.91
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$860.40	0.85%	$3.92
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26

N Class Shares
Actual	$1,000.00	$859.20	0.95%	$4.38
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76

Plan Class Shares
Actual	$1,000.00	$859.50	0.77%	$3.55
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77%	3.86

72

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2021 to April 30, 2022)
TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$867.70	0.85%	$3.94
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85%	4.26
N Class Shares
Actual	$1,000.00	$868.30	0.90%	$4.17
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$781.10	1.00%	$4.42
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

N Class Shares
Actual	$1,000.00	$779.90	1.20%	$5.30
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

73

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and files Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form NPORT-P. Such filings occur no later than 60 days after the end of the Funds’ first and third quarters and are available on the SEC’s website at www.sec.gov.

74

TCW Funds, Inc.

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

800 FUND TCW

(800 386 3829)

www.TCW.com

INVESTMENT ADVISOR

TCW Investment Management Company LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

555 West 5th Street

Los Angeles, California 90013

CUSTODIAN & ADMINISTRATOR

State Street Bank & Trust Company

One Lincoln Street

Boston, Massachusetts 02111

DISTRIBUTOR

TCW Funds Distributors LLC

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

DIRECTORS

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Peter McMillan

Director

Victoria B. Rogers

Director

Marc I. Stern

Director

Andrew Tarica

Director

OFFICERS

David Lippman

President and Chief Executive Officer

Meredith S. Jackson

Senior Vice President,

General Counsel and Secretary

Richard M. Villa

Treasurer and Principal Financial and Accounting Officer

Gladys Xiques

Chief Compliance Officer and Anti-Money Laundering Officer

Lisa Eisen

Tax Officer

Eric W. Chan

Assistant Treasurer

TCW FAMILY OF FUNDS

EQUITY FUNDS

TCW Artificial Intelligence Equity Fund

TCW Global Real Estate Fund

TCW New America Premier Equities Fund

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

TCW Relative Value Mid Cap Fund

TCW Select Equities Fund

ASSET ALLOCATION FUND

TCW Conservative Allocation Fund

FIXED INCOME FUNDS

TCW Core Fixed Income Fund

TCW Enhanced Commodity Strategy Fund

TCW Global Bond Fund

TCW High Yield Bond Fund

TCW Short Term Bond Fund

TCW Total Return Bond Fund

INTERNATIONAL FUNDS

TCW Developing Markets Equity Fund

TCW Emerging Markets Income Fund

TCW Emerging Markets Local Currency Income Fund

TCW Emerging Markets Multi-Asset Opportunities Fund

TO COME

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Principal Financial and Accounting Officer have concluded, as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of such date, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	EX-99.CERT – The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	EX-99.906CERT – The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
David B. Lippman
President and Chief Executive Officer

Date	June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
David B. Lippman
President and Chief Executive Officer

Date	June 30, 2022

By (Signature and Title)
Richard M. Villa
Treasurer and Principal Financial and Accounting Officer

Date	June 30, 2022